 UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22747

ALPS SERIES TRUST

(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203

(Address of principal executive offices) (Zip code)

303.623.2577

(Registrant’s telephone number, including area code)

Christopher A. Moore, Esq., Secretary

ALPS Series Trust

1290 Broadway, Suite 1100

Denver, CO 80203

(Name and address of agent for service)

Date of fiscal year end: September 30

Date of reporting period: October 1, 2018 – March 31, 2019

Item 1.	Reports to Stockholders.

AMERICAN INDEPENDENCE

SEMI-ANNUAL

March 31, 2019

Global Tactical Allocation Fund	Institutional Class (RMAIX)
Global Tactical Allocation Fund	Class A (AARMX)
Kansas Tax-Exempt Bond Fund	Institutional Class (SEKSX)
Kansas Tax-Exempt Bond Fund	Class A (IKSTX)

Portfolio Updates	1
Disclosure of Fund Expenses	5
Portfolio of Investments	6
Statements of Assets and Liabilities	12
Statements of Operations	13
Statements of Changes in Net Assets	14
Financial Highlights	16
Notes to Financial Statements	20
Additional Information	27

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website at www.americanindependence.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

Beginning on January 1, 2019, you may, notwithstanding the availability of shareholder reports online, elect to receive all future shareholder reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with a Fund, you can call 1-888-266-8787 to let the Fund know you wish to continue receiving paper copies of your shareholder reports.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at www.americanindependence.com.

American Independence Global Tactical Allocation Fund	Portfolio Update

March 31, 2019 (Unaudited)

Average Annual Total Returns (as of March 31, 2019)
	1 Year	3 Year	5 Year	Since Inception*
American Independence Global Tactical Allocation Fund - Institutional Class	-0.92%	5.88%	4.80%	5.00%
American Independence Global Tactical Allocation Fund - Class A	-1.34%	5.50%	4.41%	4.62%
MSCI All Country World Index(a)	2.60%	10.67%	6.45%	7.13%
60% MSCI ACWI / 40% Bloomberg Barclays US Agg Bond Index(b)	3.59%	7.27%	5.11%	5.58%

The performance data quoted above represents past performance. Past performance is not a guarantee of future results. Investment return and value of the Fund shares will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Fund performance current to the most recent month-end is available by calling (833) 287-7933 or by visiting www.americanindependence.com.

*	The Fund commenced operations on September 20, 2013. The Predecessor Fund, American Independence Global Tactical Allocation Fund, managed by Manifold Fund Advisors, LLC, was reorganized into the American Independence Global Tactical Allocation Fund on September 24, 2018. Manifold Partners, LLC has been the Fund’s investment adviser since September 24, 2018, with Lee Capital Management, L.P. serving as sub-adviser. Fund performance prior to September 24, 2018 is reflective of the past performance of the Predecessor Fund.
(a)	The MSCI All Country World Index (“ACWI”) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI ACWI consists of 46 country indexes comprising 23 developed and 23 emerging market country indexes.
(b)	The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS, and CMBS (agency and non-agency). The index is not actively managed and does not reflect any deductions for fees, expenses or taxes.

Indices are not actively managed and do not reflect deduction for fees, expenses or taxes. An investor cannot invest directly in an index.

The returns shown above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or redemption of Fund shares.

The total annual operating expenses and total annual operating expenses after fee waivers and/or reimbursement you may pay as an investor in the Fund’s Institutional Class and Class A shares (as reported in the January 28, 2019 Prospectus) are 1.44% and 1.27% and 1.69% and 1.52%, respectively. The Fund’s investment adviser has contractually agreed to limit expenses through January 31, 2021.

Performance of $3,000,000 Initial Investment (as of March 31, 2019)

The graph shown above represents historical performance of a hypothetical investment of $3,000,000 in the Institutional Class. Due to differing expenses, performance of Class A will vary. Past performance does not guarantee future results. Returns do not reflect the deduction of fees, sales charges, or taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Semi-Annual Report | March 31, 2019	1

American Independence Global Tactical Allocation Fund	Portfolio Update

March 31, 2019 (Unaudited)

Portfolio Diversification (% of Net Assets as of March 31, 2019)

2	www.americanindependence.com

American Independence Kansas Tax-Exempt Bond Fund	Portfolio Update

March 31, 2019 (Unaudited)

Average Annual Total Returns (as of March 31, 2019)
	1 Year	5 Year	10 Year	Since Inception*
American Independence Kansas Tax-Exempt Bond Fund - Institutional Class	3.76%	2.86%	3.45%	4.55%
American Independence Kansas Tax-Exempt Bond Fund – Class A	3.53%	2.50%	3.07%	3.11%
Bloomberg Barclays US Municipal Bond: 7 Year (6-8) Index(a)	5.67%	3.11%	4.05%	2.56%

The performance data quoted above represents past performance. Past performance is not a guarantee of future results. Investment return and value of the Fund shares will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Fund performance current to the most recent month-end is available by calling (833) 287-7933 or by visiting www.americanindependence.com.

*	The Fund commenced operations on May 22, 2007. The Predecessor Fund, American Independence Kansas Tax-Exempt Bond Fund, managed by Manifold Fund Advisors, LLC, was reorganized into the American Independence Kansas Tax-Exempt Bond Fund on September 24, 2018. Manifold Partners, LLC has been the Fund’s investment adviser since September 24, 2018, with Carret Asset Management, LLC serving as sub-adviser. Fund performance prior to September 24, 2018, is reflective of the past performance of the Predecessor Fund.
(a)	The Bloomberg Barclays 7-Year Municipal Bond Index is a total return performance benchmark for the investment-grade, geographically unrestricted 7-year tax-exempt bond market, consisting of municipal bonds with maturities of 6 to 8 years.

Indices are not actively managed and do not reflect deduction for fees, expenses or taxes. An investor cannot invest directly in an index.

The returns shown above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or redemption of Fund shares.

The total annual operating expenses and total annual operating expenses after fee waivers and/or reimbursement you may pay as an investor in the Fund’s Institutional Class and Class A shares (as reported in the January 28, 2019 Prospectus) are 0.57% and 0.48% and 0.82% and 0.73%, respectively. The Fund’s investment adviser has contractually agreed to limit expenses through January 31, 2021.

Performance of $3,000,000 Initial Investment (as of March 31, 2019)

The graph shown above represents historical performance of a hypothetical investment of $3,000,000 in the Institutional Class. Due to differing expenses, performance of Class A will vary. Past performance does not guarantee future results. Returns do not reflect the deduction of fees, sales charges, or taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Semi-Annual Report | March 31, 2019	3

American Independence Kansas Tax-Exempt Bond Fund	Portfolio Update

March 31, 2019 (Unaudited)

Portfolio Diversification (% of Net Assets as of March 31, 2019)

4	www.americanindependence.com

American Independence Funds	Disclosure of Fund Expenses

March 31, 2019 (Unaudited)

Examples. As a shareholder of the American Independence Global Tactical Allocation Fund or American Independence Kansas Tax-Exempt Bond Fund, you incur two types of costs: (1) transaction costs, including applicable redemption fees; and (2) ongoing costs, including management fees, distribution and service (12b-1) fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested on October 1, 2018 and held through March 31, 2019.

Actual Expenses. The first line under each class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period October 1, 2018 – March 31, 2019” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second line under each class in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing Fund costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line under each class in the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value October 1, 2018	Ending Account Value March 31, 2019	Expense Ratio(a)	Expenses Paid During Period October 1, 2018 - March 31, 2019(b)
American Independence Global Tactical Allocation Fund
Institutional Class
Actual	$ 1,000.00	$ 991.60	0.95%	$ 4.72
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,020.19	0.95%	$ 4.78
Class A
Actual	$ 1,000.00	$ 989.90	1.20%	$ 5.95
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,018.95	1.20%	$ 6.04
American Independence Kansas Tax-Exempt Bond Fund
Institutional Class
Actual	$ 1,000.00	$ 1,035.40	0.48%	$ 2.44
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,022.54	0.48%	$ 2.42
Class A
Actual	$ 1,000.00	$ 1,035.10	0.73%	$ 3.70
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,021.29	0.73%	$ 3.68

(a)	Each Fund's expense ratios have been annualized based on the Fund's actual expenses for the 6 month period ending March 31, 2019.
(b)	Expenses are equal to the annualized expense ratio shown above for the applicable class, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182), divided by 365.

Semi-Annual Report | March 31, 2019	5

American Independence Global Tactical Allocation Fund	Portfolio of Investments

March 31, 2019 (Unaudited)

	Shares	Value (Note 2)
EXCHANGE TRADED PRODUCTS (95.60%)
International Equity Exchange Traded Products (28.51%)
Global X Scientific Beta Asia ex-Japan ETF	10,200	$252,042
Global X Scientific Beta Europe ETF	1,000	24,110
Global X Scientific Beta Japan ETF	1,000	27,380
iShares Europe ETF	66,000	2,863,740
iShares MSCI Emerging Markets ETF	44,100	1,892,772
iShares MSCI Japan ETF	100	5,472
iShares MSCI Pacific ex Japan ETF	19,600	899,640
Total International Equity Exchange Traded Products		5,965,156

International Fixed-Income Exchange Traded Products (30.71%)
Vanguard Total International Bond ETF(a)	115,200	6,424,704

U.S. Equity Exchange Traded Products (36.38%)
Global X Scientific Beta US ETF	26,600	842,973
SPDR Doubleline Total Return Tactical ETF(a)	125,400	6,063,090
SPDR® S&P 500® ETF Trust	2,500	706,200
Total U.S. Equity Exchange Traded Products		7,612,263

TOTAL EXCHANGE TRADED PRODUCTS (Cost $19,666,908)		20,002,123

	7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (3.16%)
Money Market Fund
Federated Government Obligations Fund, Premier Shares	2.327%	661,912	$661,912

TOTAL SHORT TERM INVESTMENTS (Cost $661,912)			661,912

TOTAL INVESTMENTS (98.76%) (Cost $20,328,820)			$20,664,035

OTHER ASSETS IN EXCESS OF LIABILITIES (1.24%)			259,006

NET ASSETS (100.00%)			$20,923,041

(a)	Represents an investment greater than 25% of the Fund's net assets. Performance of the Fund may be adversely impacted by concentrated investments in securities. The financial statements and portfolio holdings for these securities can be found at www.sec.gov.

Summary of Abbreviations

ETF - Exchange Traded Funds

See Notes to Financial Statements.

6	www.americanindependence.com

American Independence Kansas Tax-Exempt Bond Fund	Portfolio of Investments

March 31, 2019 (Unaudited)

	Principal Amount	Value (Note 2)
MUNICIPAL BONDS (97.74%)
Education (30.38%)
Barton Community College, Certificate Participation Bonds
4.000%, 12/01/2032	$555,000	$605,677
4.000%, 12/01/2034	250,000	269,290
Bourbon County Unified School District No. 234-Fort Scott, General Obligation Unlimited Bonds
5.000%, 09/01/2025	355,000	408,246
Butler County Unified School District No. 385 Andover, General Obligation Unlimited Bonds
4.000%, 09/01/2030	690,000	769,343
4.000%, 09/01/2031	500,000	552,135
5.000%, 09/01/2032	750,000	898,905
5.000%, 09/01/2034	2,000,000	2,381,440
Butler County Unified School District No. 490 El Dorado, General Obligation Unlimited Bonds
4.000%, 09/01/2036	500,000	536,455
Dodge City Community College, Revenue Bonds
5.125%, 04/01/2030	250,000	258,785
Douglas County Unified School District No. 497 Lawrence, General Obligation Unlimited Bonds
4.000%, 09/01/2031	1,500,000	1,680,465
4.000%, 09/01/2033	500,000	535,160
Finney County Unified School District No. 457 Garden City, General Obligation Unlimited Bonds
4.000%, 09/01/2031	500,000	544,405
Ford County Unified School District No. 443 Dodge City, General Obligation Unlimited Bonds
4.000%, 03/01/2034	1,000,000	1,088,100
Franklin County Unified School District No. 290 Ottawa, General Obligation Unlimited Bonds
4.000%, 09/01/2040	250,000	262,433
5.000%, 09/01/2031	1,715,000	1,992,813
5.000%, 09/01/2032	150,000	173,905
5.000%, 09/01/2033	1,000,000	1,158,270
Geary County Unified School District No. 475, General Obligation Unlimited Bonds
4.000%, 09/01/2038	2,000,000	2,117,320
Hutchinson Community College & Area Vocational School, Certificate Participation Bonds
4.000%, 10/01/2037	1,700,000	1,745,084
Johnson & Miami Counties Unified School District No. 230 Spring Hills, General Obligation Unlimited Bonds
4.000%, 09/01/2033	1,000,000	1,086,180
4.000%, 09/01/2035	1,000,000	1,075,690
5.250%, 09/01/2029	1,500,000	1,626,885
Johnson County Unified School District No. 233 Olathe, General Obligation Unlimited Bonds
4.000%, 09/01/2031	1,000,000	1,103,680
4.000%, 09/01/2033	905,000	979,184
4.000%, 09/01/2035	790,000	850,119
4.000%, 09/01/2036	480,000	514,478
Johnson County Unified School District No. 512 Shawnee Mission, General Obligation Unlimited Bonds
5.000%, 10/01/2032	1,000,000	1,174,390
Kansas Development Finance Authority, Revenue Bonds
4.000%, 05/01/2034	1,000,000	1,047,810
Leavenworth County Unified School District No. 453, General Obligation Unlimited Bonds
4.000%, 09/01/2036	1,000,000	1,078,450
5.250%, 09/01/2023	60,000	60,924
Leavenworth County Unified School District No. 458, General Obligation Unlimited Bonds
5.000%, 09/01/2029	395,000	400,676
5.000%, 09/01/2030	215,000	218,090
5.000%, 09/01/2038	1,000,000	1,164,060
Rice County Unified School District No. 376 Sterling, General Obligation Unlimited Bonds
5.250%, 09/01/2035	500,000	507,825
Riley County Unified School District No. 383 Manhattan-Ogden, General Obligation Unlimited Bonds
5.000%, 09/01/2023	1,000,000	1,013,910

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2019	7

American Independence Kansas Tax-Exempt Bond Fund	Portfolio of Investments

 March 31, 2019 (Unaudited)

	Principal Amount	Value (Note 2)
Education (continued)
Scott County Unified School District No. 466 Scott City, General Obligation Unlimited Bonds
4.000%, 09/01/2037	$1,000,000	$1,042,030
Sedgwick County Unified School District No. 259 Wichita, General Obligation Unlimited Bonds
3.000%, 10/01/2021	500,000	516,045
Sedgwick County Unified School District No. 260 Derby, General Obligation Unlimited Bonds
5.000%, 10/01/2029	340,000	380,151
Sedgwick County Unified School District No. 261 Haysville, General Obligation Unlimited Bonds
5.000%, 11/01/2019	20,000	20,057
5.000%, 11/01/2023	5,000	5,013
Sedgwick County Unified School District No. 262 Valley Center, General Obligation Unlimited Bonds
4.000%, 09/01/2030	500,000	537,295
5.000%, 09/01/2033	750,000	852,967
Sedgwick County Unified School District No. 264 Clearwater, General Obligation Unlimited Bonds
4.000%, 09/01/2029	530,000	584,458
Sedgwick County Unified School District No. 265 Goddard, General Obligation Unlimited Bonds
5.000%, 10/01/2024	370,000	431,868
Sedgwick County Unified School District No. 266 Maize, General Obligation Unlimited Bonds
5.000%, 09/01/2021	500,000	542,190
Seward County Unified School District No. 480 Liberal, General Obligation Unlimited Bonds
5.000%, 09/01/2029	2,390,000	2,792,237
Shawne County Unified School District No. 437 Auburn - Washburn, General Obligation Unlimited Bonds
3.950%, 09/01/2028	825,000	853,050
Sumner County Unified School District No. 353 Wellington, General Obligation Unlimited Bonds
5.000%, 09/01/2026	230,000	258,348
Washburn University/Topeka, Revenue Bonds
4.000%, 07/01/2041	330,000	345,424
5.000%, 07/01/2035	500,000	573,680
Wyandotte County Unified School District No. 500 Kansas City, General Obligation Unlimited Bonds
5.000%, 09/01/2030	500,000	596,515
Total Education		42,211,910

General Obligation (30.17%)
Ashland Public Building Commission, Revenue Bonds
4.000%, 09/01/2019	100,000	100,623
4.000%, 09/01/2020	110,000	112,269
5.000%, 09/01/2035	720,000	766,843
City of Abilene, General Obligation Unlimited Bonds
4.300%, 09/01/2027	150,000	155,830
4.600%, 09/01/2030	500,000	521,525
City of Abilene, Revenue Bonds
4.000%, 12/01/2029	325,000	362,801
4.000%, 12/01/2031	445,000	488,516
City of Dodge City, Revenue Bonds
4.000%, 06/01/2024	230,000	253,007
City of Haysville, Certificate Participation Bonds
4.125%, 11/01/2032	460,000	470,235
City of Junction City, General Obligation Unlimited Bonds
4.500%, 09/01/2031	1,000,000	1,032,090
City of Lawrence, General Obligation Unlimited Bonds
4.000%, 09/01/2030	470,000	528,012
4.000%, 09/01/2031	445,000	495,285
City of Leawood, General Obligation Unlimited Bonds
5.000%, 09/01/2025	665,000	798,279
City of Manhattan, General Obligation Unlimited Bonds
5.000%, 11/01/2025	570,000	683,994
City of Merriam, General Obligation Unlimited Bonds
5.000%, 10/01/2027	1,670,000	2,084,828

See Notes to Financial Statements.

8	www.americanindependence.com

American Independence Kansas Tax-Exempt Bond Fund	Portfolio of Investments

March 31, 2019 (Unaudited)

	Principal Amount	Value (Note 2)
General Obligation (continued)
City of Newton, General Obligation Unlimited Bonds
4.000%, 09/01/2023	$250,000	$272,448
City of Olathe, General Obligation Unlimited Bonds
4.000%, 10/01/2028	1,315,000	1,496,154
5.000%, 10/01/2024	535,000	612,773
City of Park City, General Obligation Unlimited Bonds
5.375%, 12/01/2025	5,000	5,072
City of Phillipsburg, Revenue Bonds
4.500%, 10/01/2028	545,000	563,399
City of Shawnee, General Obligation Unlimited Bonds
4.000%, 12/01/2027	425,000	471,992
City of Topeka, General Obligation Unlimited Bonds
4.500%, 08/15/2030	450,000	454,451
City of Wichita, General Obligation Unlimited Bonds
4.000%, 06/01/2026	475,000	492,523
4.000%, 06/01/2027	780,000	809,234
4.000%, 12/01/2029	250,000	262,250
4.000%, 06/01/2030	820,000	932,020
5.000%, 12/01/2025	500,000	602,795
County of Clay, General Obligation Unlimited Bonds
4.000%, 10/01/2036	750,000	797,363
County of Johnson, General Obligation Unlimited Bonds
3.000%, 09/01/2030	400,000	405,880
4.000%, 09/01/2028	1,125,000	1,259,494
County of Scott, General Obligation Unlimited Bonds
5.000%, 04/01/2028	500,000	517,205
Crawford County Public Building Commission, Revenue Bonds
5.375%, 09/01/2024	1,300,000	1,320,410
Johnson County Public Building Commission, Revenue Bonds
4.000%, 09/01/2024	500,000	517,290
4.000%, 09/01/2029	650,000	731,315
4.000%, 09/01/2031	1,500,000	1,661,955
4.500%, 09/01/2027	955,000	1,017,132
Kansas Development Finance Authority, Revenue Bonds
4.000%, 10/01/2020	250,000	258,353
4.750%, 09/01/2034	360,000	364,291
5.000%, 04/01/2025	800,000	892,280
5.000%, 04/01/2026	1,485,000	1,653,874
5.000%, 11/01/2029	2,060,000	2,099,326
5.000%, 04/01/2031	1,000,000	1,104,200
5.000%, 04/01/2034	2,000,000	2,201,300
5.250%, 11/15/2021	1,300,000	1,329,091
5.500%, 11/15/2022	1,000,000	1,024,221
Overland Park Transportation Development District, Revenue Bonds
5.900%, 04/01/2032	975,000	998,576
Unified Government of Greeley County, General Obligation Unlimited Bonds
4.000%, 12/01/2029	250,000	271,148
4.000%, 12/01/2032	100,000	106,038
Wyandotte County-Kansas City Unified Government, General Obligation Unlimited Bonds
4.000%, 08/01/2029	685,000	776,900
4.000%, 08/01/2030	1,560,000	1,705,963
4.000%, 08/01/2031	930,000	985,707
5.000%, 08/01/2029	1,000,000	1,045,370
Wyandotte County-Kansas City Unified Government, Revenue Bonds
4.875%, 10/01/2028	400,000	390,060

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2019	9

American Independence Kansas Tax-Exempt Bond Fund	Portfolio of Investments

 March 31, 2019 (Unaudited)

	Principal Amount	Value (Note 2)
General Obligation (continued)
5.000%, 12/01/2023	$570,000	$647,925
Total General Obligation		41,911,915

Health Care (10.29%)
Allen County Public Building Commission, Revenue Bonds
5.150%, 12/01/2036	500,000	563,480
City of Manhattan, Revenue Bonds
5.000%, 11/15/2029	680,000	743,736
City of Olathe, Revenue Bonds
4.000%, 09/01/2030	450,000	470,594
City of Wichita, Revenue Bonds
4.750%, 11/15/2024	810,000	825,909
5.000%, 11/15/2029	1,570,000	1,705,114
County of Franklin, Certificate Participation Bonds
4.750%, 09/01/2021	465,000	465,576
Kansas Development Finance Authority, Revenue Bonds
4.000%, 04/01/2024	230,000	235,313
4.500%, 04/01/2022	225,000	231,316
5.000%, 02/01/2022	555,000	569,891
5.000%, 11/15/2027	1,000,000	1,019,540
5.000%, 04/01/2029	650,000	671,645
5.000%, 11/15/2032	1,500,000	1,630,350
5.000%, 11/15/2034	350,000	379,753
5.000%, 05/15/2035	330,000	331,350
5.250%, 01/01/2025	200,000	205,214
5.250%, 11/15/2030	250,000	255,300
5.375%, 03/01/2030	1,000,000	1,031,040
Lyon County Public Building Commission, Revenue Bonds
5.000%, 12/01/2035	1,335,000	1,531,165
Pawnee County Public Building Commission, Revenue Bonds
4.000%, 02/15/2031	145,000	149,243
University of Kansas Hospital Authority, Revenue Bonds
5.000%, 09/01/2028	250,000	293,625
5.000%, 09/01/2030	350,000	405,832
5.000%, 09/01/2031	500,000	576,860
Total Health Care		14,291,846

Housing (2.48%)
La Cygne Public Building Commission, Revenue Bonds
5.000%, 11/01/2029	375,000	381,630
Pratt County Public Building Commission, Revenue Bonds
3.250%, 12/01/2032	655,000	655,242
Topeka Public Building Commission, Revenue Bonds
5.000%, 06/01/2027	2,355,000	2,408,058
Total Housing		3,444,930

Transportation (8.47%)
Kansas Turnpike Authority, Revenue Bonds
4.000%, 09/01/2026	1,000,000	1,029,660
5.000%, 09/01/2032	500,000	622,645
State of Kansas Department of Transportation, Revenue Bonds
5.000%, 09/01/2023	200,000	229,040
5.000%, 09/01/2024	500,000	586,185
5.000%, 09/01/2028	1,500,000	1,852,875
5.000%, 09/01/2029	1,000,000	1,177,790
5.000%, 09/01/2031	2,000,000	2,420,900

See Notes to Financial Statements.

10	www.americanindependence.com

American Independence Kansas Tax-Exempt Bond Fund	Portfolio of Investments

March 31, 2019 (Unaudited)

	Principal Amount	Value (Note 2)
Transportation (continued)
5.000%, 09/01/2034	$3,260,000	$3,848,925
Total Transportation		11,768,020

Utilities (15.95%)
City of Lawrence Water & Sewage System, Revenue Bonds
4.000%, 11/01/2038	1,000,000	1,057,810
City of Olathe Water & Sewer System, Revenue Bonds
4.000%, 07/01/2024	250,000	276,613
City of Topeka Combined Utility, Revenue Bonds
3.375%, 08/01/2032	1,335,000	1,344,786
3.500%, 08/01/2033	2,285,000	2,302,252
4.000%, 08/01/2026	2,600,000	2,740,400
4.500%, 08/01/2033	650,000	655,206
City of Wichita Water & Sewer Utility, Revenue Bonds
3.250%, 10/01/2031	1,070,000	1,079,427
4.000%, 10/01/2029	1,000,000	1,037,480
4.000%, 10/01/2030	1,000,000	1,037,480
5.000%, 10/01/2025	1,000,000	1,079,780
5.000%, 10/01/2028	2,650,000	2,857,362
Kansas Power Pool, Revenue Bonds
5.000%, 12/01/2019	600,000	612,480
5.000%, 12/01/2023	200,000	217,248
5.000%, 12/01/2028	700,000	814,457
Kansas Rural Water Finance Authority, Revenue Bonds
4.100%, 09/01/2034	270,000	274,344
Wyandotte County-Kansas City Unified Government Utility System, Revenue Bonds
4.250%, 09/01/2023	500,000	510,905
5.000%, 09/01/2027	1,300,000	1,396,837
5.000%, 09/01/2031	1,350,000	1,560,790
5.000%, 09/01/2032	1,090,000	1,193,528
5.000%, 09/01/2033	100,000	114,417
Total Utilities		22,163,602

TOTAL MUNICIPAL BONDS (Cost $132,436,111)		135,792,223

	7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (1.97%)
Money Market Fund
Federated Treasury Obligations Fund, Institutional Shares	2.297%	2,739,289	$2,739,289

TOTAL SHORT TERM INVESTMENTS (Cost $2,739,289)			2,739,289

TOTAL INVESTMENTS (99.71%) (Cost $135,175,400)			$138,531,512

OTHER ASSETS IN EXCESS OF LIABILITIES (0.29%)			401,147

NET ASSETS (100.00%)			$138,932,659

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2019	11

American Independence Funds	Statements of Assets and Liabilities

March 31, 2019 (Unaudited)

	AMERICAN INDEPENDENCE GLOBAL TACTICAL ALLOCATION FUND	AMERICAN INDEPENDENCE KANSAS TAX- EXEMPT BOND FUND
ASSETS:
Investments, at value (Cost $20,328,820 and $135,175,400)	$20,664,035	$138,531,512
Receivable for investments sold	414,945	–
Receivable for shares sold	65,050	64,342
Dividends and interest receivable	6,952	1,358,558
Other assets	16,465	29,455
Total Assets	21,167,447	139,983,867

LIABILITIES:
Distributions payable	–	315,566
Payable for administration and transfer agency fees	40,088	29,375
Payable for investments purchased	84,368	612,410
Payable for shares redeemed	68,778	13,078
Payable to adviser	4,098	21,549
Payable for distribution and service fees	1,635	856
Payable for printing	760	53
Payable for professional fees	27,997	41,767
Payable for trustees' fees and expenses	131	–
Payable to Chief Compliance Officer fees	3,622	5,260
Accrued expenses and other liabilities	12,929	11,294
Total Liabilities	244,406	1,051,208
NET ASSETS	$20,923,041	$138,932,659

NET ASSETS CONSIST OF:
Paid-in capital (Note 5)	$21,714,415	$135,284,886
Total distributable earnings	(791,374)	3,647,773
NET ASSETS	$20,923,041	$138,932,659

PRICING OF SHARES
Institutional Class:
Net Asset Value, offering and redemption price per share	$9.68	$10.77
Net Assets	$14,013,014	$134,875,817
Shares of beneficial interest outstanding	1,448,080	12,517,516
Class A :
Net Asset Value, offering and redemption price per share	$9.60	$10.78
Net Assets	$6,910,027	$4,056,842
Shares of beneficial interest outstanding	719,603	376,462
Maximum offering price per share(a)	$10.19	$11.26

(a)	Net Asset Value/100% minus maximum sales charge of net asset value, 5.75% and 4.25% respectively for the Funds, adjusted to the nearest cent.

See Notes to Financial Statements.

12	www.americanindependence.com

American Independence Funds	Statements of Operations

For the Six Months Ended March 31, 2019 (Unaudited)

	AMERICAN INDEPENDENCE GLOBAL TACTICAL ALLOCATION FUND	AMERICAN INDEPENDENCE KANSAS TAX- EXEMPT BOND FUND
INVESTMENT INCOME:
Dividends	$324,040	$21,764
Interest	–	2,209,821
Total Investment Income	324,040	2,231,585

EXPENSES:
Investment advisory fees (Note 6)	114,442	202,455
Administration fees	19,945	99,171
Distribution fees
Class A	11,962	5,232
Custody fees	37	2,316
Legal fees	1,744	6,150
Audit and tax fees	6,501	6,967
Transfer agent fees	40,383	16,272
Trustees fees and expenses	1,616	6,598
Registration and filing fees	15,110	10,049
Printing fees	2,192	5,054
Chief Compliance Officer fees	6,252	21,703
Insurance fees	31	139
Other expenses	3,440	5,803
Total Expenses	223,655	387,909
Less fees waived/reimbursed by investment adviser (Note 6)
Institutional Class	(45,560)	(55,444)
Class A	(22,320)	(3,318)
Total fees waived/reimbursed by investment adviser	(67,880)	(58,762)
Net Expenses	155,775	329,147
NET INVESTMENT INCOME	168,265	1,902,438

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) on:
Investments	(941,413)	348,547
Net realized gain/(loss)	(941,413)	348,547
Change in unrealized appreciation/(depreciation) on:
Investments	4,492	2,546,101
Net change	4,492	2,546,101

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS	(936,921)	2,894,648
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(768,656)	$4,797,086

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2019	13

American Independence Global Tactical Allocation Fund	Statements of Changes in Net Assets

	For the Six Months Ended March 31, 2019 (Unaudited)	For the Period Ended September 30, 2018(a)	For the Year Ended October 31, 2017
OPERATIONS:
Net investment income	$168,265	$1,247,186	$1,961,191
Net realized gain/(loss) on investments	(941,413)	10,693,162	3,920,283
Net change in unrealized appreciation/(depreciation) on investments	4,492	(10,162,136)	9,660,783
Net increase/(decrease) in net assets resulting from operations	(768,656)	1,778,212	15,542,257

DISTRIBUTIONS TO SHAREHOLDERS(b)
Institutional Class	(3,844,973)	(2,800,890)	(720,260)
Class A (c)	(1,803,990)	(2,261,503)	(563,180)
Class C (c)	–	(145,462)	(17,786)
Total distributions	(5,648,963)	(5,207,855)	(1,301,226)

BENEFICIAL SHARE TRANSACTIONS (Note 5):
Institutional Class
Shares sold	1,925,466	24,535,873	30,834,298
Dividends reinvested	2,987,525	1,859,235	490,606
Shares redeemed	(17,882,573)	(65,522,791)	(11,783,964)
Net increase/(decrease) from beneficial share transactions	(12,969,582)	(39,127,683)	19,540,940
Class A (c)
Shares sold	41,989	9,225,330	24,876,625
Dividends reinvested	1,662,406	1,790,835	281,975
Shares redeemed	(4,773,398)	(59,181,296)	(26,350,301)
Net decrease from beneficial share transactions	(3,069,003)	(48,165,131)	(1,191,701)
Class C (c)
Shares sold	–	221,432	540,680
Dividends reinvested	–	116,345	15,079
Shares redeemed	–	(4,373,476)	(2,146,016)
Net decrease from beneficial share transactions	–	(4,035,699)	(1,590,257)
Net increase/(decrease) in net assets	(22,456,204)	(94,758,156)	31,000,013

NET ASSETS:
Beginning of period	43,379,245	138,137,401	107,137,388
End of period	$20,923,041	$43,379,245	$138,137,401

(a)	Effective September 24, 2018, the American Independence Global Tactical Allocation Fund merged with and into a clone series of ALPS Series Trust. The Funds were previously advised by Manifold Fund Advisors, LLC. In connection with the merger, the fiscal year-end changed from October 31 to September 30.
(b)	For the prior year ended October 31, 2017, American Independence Global Tactical Allocation Fund had Total Distributions consisting of Net Investment Income of $1,301,226, and Net Realized Gains of $0 and Net Assets included accumulated net investment income of $798,190.
(c)	Class C shares were merged into Class A on September 24, 2018. The amounts presented represent the results of the Class A shares for the periods prior to the merger and the results of the combined share class for the period subsequent the merger. As a result of the merger, Shareholder equity in Class A increased by $2,040,463 and 172,662 shares.

See Notes to Financial Statements.

14	www.americanindependence.com

American Independence Kansas Tax-Exempt Bond Fund	Statements of Changes in Net Assets

	For the Six Months Ended March 31, 2019 (Unaudited)	For the Period Ended September 30, 2018(a)	For the Year Ended October 31, 2017
OPERATIONS:
Net investment income	$1,902,438	$3,968,031	$5,370,631
Net realized gain/(loss) on investments	348,547	1,077,483	(244,507)
Net change in unrealized appreciation/(depreciation) on investments	2,546,101	(5,413,242)	(3,649,118)
Net increase/(decrease) in net assets resulting from operations	4,797,086	(367,728)	1,477,006

DISTRIBUTIONS TO SHAREHOLDERS(b)
Institutional Class	(2,351,966)	(3,771,175)	(5,057,517)
Class A (c)	(69,985)	(180,929)	(294,193)
Class C (c)	–	(8,545)	(18,921)
Total distributions	(2,421,951)	(3,960,649)	(5,370,631)

BENEFICIAL SHARE TRANSACTIONS (Note 5):
Institutional Class
Shares sold	9,694,981	28,106,930	28,351,865
Dividends reinvested	476,921	384,039	453,721
Shares redeemed	(10,837,330)	(58,543,555)	(48,557,589)
Net decrease from beneficial share transactions	(665,428)	(30,052,586)	(19,752,003)
Class A (c)
Shares sold	8,749	651,534	381,419
Dividends reinvested	54,872	113,411	164,729
Shares redeemed	(824,199)	(7,251,264)	(374,573)
Net increase/(decrease) from beneficial share transactions	(760,578)	(6,486,319)	171,575
Class C (c)
Shares sold	–	27,246	1,536
Dividends reinvested	–	4,246	8,118
Shares redeemed	–	(710,429)	(459,797)
Net decrease from beneficial share transactions	–	(678,937)	(450,143)
Net increase/(decrease) in net assets	949,129	(41,546,219)	(23,924,196)

NET ASSETS:
Beginning of period	137,983,530	179,529,749	203,453,945
End of period	$138,932,659	$137,983,530	$179,529,749

(a)	Effective September 24, 2018, the American Independence Kansas Tax-Exempt Bond Fund merged with and into a clone series of ALPS Series Trust. The Funds were previously advised by Manifold Fund Advisors, LLC. In connection with the merger, the fiscal year-end changed from October 31 to September 30.
(b)	For the prior year ended October 31, 2017, American Independence Kansas Tax-Exempt Bond Fund had Total Distributions consisting of Net Investment Income of $5,370,631, and Net Realized Gains of $0 and Net Assets included accumulated net investment income of $72,211.
(c)	Class C shares were merged into Class A on September 24, 2018. The amounts presented represent the results of the Class A shares for the periods prior to the merger and the results of the combined share class for the period subsequent the merger. As a result of the merger, Shareholder equity in Class A increased by $342,954 and 32,402 shares.

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2019	15

American Independence Global Tactical Allocation Fund	Financial Highlights

Institutional Class	For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended March 31, 2019 (Unaudited)		For the Period Ended September 30, 2018(a)		For the Year Ended October 31, 2017	For the Year Ended October 31, 2016	For the Year Ended October 31, 2015	For the Year Ended October 31, 2014	For the Period Ended October 31, 2013(b)
NET ASSET VALUE, BEGINNING OF PERIOD	$11.83		$12.09		$10.68	$10.52	$10.69	$10.18	$10.00

INCOME/(LOSS) FROM OPERATIONS:
Net investment income(c)	0.06		0.17		0.22	0.26	0.32	0.21	0.01	(d)
Net realized and unrealized gain/(loss) on investments	(0.19)		0.01	(e)	1.34	0.09	(0.10)	0.35	0.17
Total from investment operations	(0.13)		0.18		1.56	0.35	0.22	0.56	0.18

LESS DISTRIBUTIONS:
From net investment income	(0.16)		(0.15)		(0.15)	(0.19)	(0.39)	(0.05)	–
From net realized gains on investments	(1.86)		(0.29)		–	–	–	–	–
Total Distributions	(2.02)		(0.44)		(0.15)	(0.19)	(0.39)	(0.05)	–
NET INCREASE/(DECREASE) IN NET ASSET VALUE	(2.15)		(0.26)		1.41	0.16	(0.17)	0.51	0.18
NET ASSET VALUE, END OF PERIOD	$9.68		$11.83		$12.09	$10.68	$10.52	$10.69	$10.18

TOTAL RETURN(f)	(0.84%)		1.53%		14.78%	3.34%	2.10%	5.52%	1.80%

SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$14,013		$31,417		$72,454	$45,813	$20,028	$6,329	$6,934

RATIOS TO AVERAGE NET ASSETS
Operating expenses excluding reimbursement/waiver	1.39	%(g)	1.42	%(g)	1.23%	1.27%	1.33%	1.73%	10.18	%(g)
Operating expenses including reimbursement/waiver	0.95	%(g)	1.01	%(g)	0.95%	0.95%	0.94%	0.90%	0.90	%(g)
Net investment income including reimbursement/waiver	1.18	%(g)	1.52	%(g)	1.93%	2.48%	2.98%	2.00%	6.14	%(g)(h)

PORTFOLIO TURNOVER RATE(i)	227%		193%		138%	129%	98%	166%	19%

(a)	Effective September 24, 2018, the American Independence Global Tactical Allocation Fund merged with and into a clone series of ALPS Series Trust. The Funds were previously advised by Manifold Fund Advisors, LLC. In connection with the merger, the fiscal year-end changed from October 31 to September 30.
(b)	Commenced operations on September 20, 2013.
(c)	Per share amounts are based upon average shares outstanding, unless otherwise noted.
(d)	Calculated based on ending shares outstanding during the period.
(e)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(f)	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(g)	Annualized.
(h)	Due to the short life of the Fund and significant cash inflows into the Institutional Class at the end of the year in question; the ratio of net investment income is not indicative of future results.
(i)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

16	www.americanindependence.com

American Independence Global Tactical Allocation Fund	Financial Highlights

Class A	For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended March 31, 2019 (Unaudited)		For the Period Ended September 30, 2018(a)(b)		For the Year Ended October 31, 2017	For the Year Ended October 31, 2016	For the Year Ended October 31, 2015	For the Year Ended October 31, 2014	For the Period Ended October 31, 2013(c)
NET ASSET VALUE, BEGINNING OF PERIOD	$11.75		$12.04		$10.64	$10.50	$10.65	$10.18	$10.00

INCOME/(LOSS) FROM OPERATIONS:
Net investment income(d)	0.05		0.14		0.18	0.23	0.29	0.24	0.00	(e)(f)
Net realized and unrealized gain/(loss) on investments	(0.20)		0.00	(e)(g)	1.33	0.08	(0.10)	0.27	0.18
Total from investment operations	(0.15)		0.14		1.51	0.31	0.19	0.51	0.18

LESS DISTRIBUTIONS:
From net investment income	(0.14)		(0.14)		(0.11)	(0.17)	(0.34)	(0.04)	–
From net realized gains on investments	(1.86)		(0.29)		–	–	–	–	–
Total Distributions	(2.00)		(0.43)		(0.11)	(0.17)	(0.34)	(0.04)	–
NET INCREASE/(DECREASE) IN NET ASSET VALUE	(2.15)		(0.29)		1.40	0.14	(0.15)	0.47	0.18
NET ASSET VALUE, END OF PERIOD	$9.60		$11.75		$12.04	$10.64	$10.50	$10.65	$10.18

TOTAL RETURN(h)	(1.01%)		1.19%		14.34%	2.99%	1.75%	5.07%	1.80%

SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$6,910		$11,962		$61,546	$56,135	$38,019	$21,684	$3,876

RATIOS TO AVERAGE NET ASSETS
Operating expenses excluding reimbursement/waiver	1.67	%(i)	1.91	%(i)	1.73%	1.77%	1.75%	2.23%	10.77	%(i)
Operating expenses including reimbursement/waiver	1.20	%(i)	1.37	%(i)	1.33%	1.33%	1.28%	1.28%	1.28	%(i)
Net investment income including reimbursement/waiver	0.96	%(i)	1.25	%(i)	1.59%	2.23%	2.70%	2.32%	0.25	%(i)(j)

PORTFOLIO TURNOVER RATE(k)	227%		193%		138%	129%	98%	166%	19%

(a)	Effective September 24, 2018, the American Independence Global Tactical Allocation Fund merged with and into a clone series of ALPS Series Trust. The Funds were previously advised by Manifold Fund Advisors, LLC. In connection with the merger, the fiscal year-end changed from October 31 to September 30.
(b)	Class C shares were merged into Class A on September 24, 2018. The amounts presented represent the results of the Class A shares for the periods prior to the merger and the results of the combined share class for the period subsequent to the merger.
(c)	Commenced operations on September 20, 2013.
(d)	Per share amounts are based upon average shares outstanding, unless otherwise noted.
(e)	Less than $0.005 per share.
(f)	Calculated based on ending shares outstanding during the period.
(g)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(h)	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(i)	Annualized.
(j)	Due to the short life of the Fund and significant cash inflows into the Institutional Class at the end of the year in question; the ratio of net investment income is not indicative of future results.
(k)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2019	17

American Independence Kansas Tax-Exempt Bond Fund	Financial Highlights

Institutional Class	For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended March 31, 2019 (Unaudited)		For the Period Ended September 30, 2018(a)		For the Year Ended October 31, 2017	For the Year Ended October 31, 2016	For the Year Ended October 31, 2015	For the Year Ended October 31, 2014	For the Year Ended October 31, 2013
NET ASSET VALUE, BEGINNING OF PERIOD	$10.59		$10.88		$11.09	$11.11	$11.16	$10.80	$11.28

INCOME/(LOSS) FROM OPERATIONS:
Net investment income(b)	0.15		0.27		0.32	0.33	0.35	0.37 (c)	0.35 (c)
Net realized and unrealized gain/(loss) on investments	0.22		(0.29)		(0.21)	(0.02)	(0.05)	0.36	(0.48)
Total from investment operations	0.37		(0.02)		0.11	0.31	0.30	0.73	(0.13)

LESS DISTRIBUTIONS:
From net investment income	(0.15)		(0.27)		(0.32)	(0.33)	(0.35)	(0.37)	(0.35)
From net realized gains on investments	(0.04)		–		–	–	–	–	–
Total Distributions	(0.19)		(0.27)		(0.32)	(0.33)	(0.35)	(0.37)	(0.35)
NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.18		(0.29)		(0.21)	(0.02)	(0.05)	0.36	(0.48)
NET ASSET VALUE, END OF PERIOD	$10.77		$10.59		$10.88	$11.09	$11.11	$11.16	$10.80

TOTAL RETURN(d)	3.54%		(0.15%)		1.04%	2.80%	2.70%	6.89%	(1.13%)

SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$134,876		$133,235		$167,374	$190,780	$181,983	$183,423	$232,502

RATIOS TO AVERAGE NET ASSETS
Operating expenses excluding reimbursement/waiver	0.56	%(e)	0.75	%(e)	0.61%	0.60%	0.60%	0.58%	0.55%
Operating expenses including reimbursement/waiver	0.48	%(e)	0.56	%(e)	0.48%	0.48%	0.48%	0.48%	0.48%
Net investment income including reimbursement/waiver	2.83	%(e)	2.80	%(e)	2.95%	2.94%	3.12%	3.39%	3.20%

PORTFOLIO TURNOVER RATE(f)	5%		14%		9%	10%	13%	1%	8%

(a)	Effective September 24, 2018, the American Independence Kansas Tax-Exempt Bond Fund merged with and into a clone series of ALPS Series Trust. The Funds were previously advised by Manifold Fund Advisors, LLC. In connection with the merger, the fiscal year-end changed from October 31 to September 30.
(b)	Per share amounts are based upon average shares outstanding, unless otherwise noted.
(c)	Calculated based on ending shares outstanding during the period.
(d)	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(e)	Annualized.
(f)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

18	www.americanindependence.com

American Independence Kansas Tax-Exempt Bond Fund	Financial Highlights

Class A	For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended March 31, 2019 (Unaudited)		For the Period Ended September 30, 2018(a)(b)		For the Year Ended October 31, 2017	For the Year Ended October 31, 2016	For the Year Ended October 31, 2015	For the Year Ended October 31, 2014	For the Year Ended October 31, 2013
NET ASSET VALUE, BEGINNING OF PERIOD	$10.59		$10.88		$11.09	$11.11	$11.16	$10.80	$11.28

INCOME/(LOSS) FROM OPERATIONS:
Net investment income(c)	0.14		0.24		0.28	0.29	0.31	0.33 (d)	0.31 (d)
Net realized and unrealized gain/(loss) on investments	0.23		(0.29)		(0.21)	(0.02)	(0.05)	0.36	(0.48)
Total from investment operations	0.37		(0.05)		0.07	0.27	0.26	0.69	(0.17)

LESS DISTRIBUTIONS:
From net investment income	(0.14)		(0.24)		(0.28)	(0.29)	(0.31)	(0.33)	(0.31)
From net realized gains on investments	(0.04)		–		–	–	–	–	–
Total Distributions	(0.18)		(0.24)		(0.28)	(0.29)	(0.31)	(0.33)	(0.31)
NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.19		(0.29)		(0.21)	(0.02)	(0.05)	0.36	(0.48)
NET ASSET VALUE, END OF PERIOD	$10.78		$10.59		$10.88	$11.09	$11.11	$11.16	$10.80

TOTAL RETURN(e)	3.51%		(0.51%)		0.65%	2.41%	2.34%	6.47%	(1.52%)

SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$4,057		$4,748		$11,462	$11,509	$10,620	$10,186	$9,815

RATIOS TO AVERAGE NET ASSETS
Operating expenses excluding reimbursement/waiver	0.89	%(f)	1.25	%(f)	1.11%	1.10%	1.03%	1.08%	1.05%
Operating expenses including reimbursement/waiver	0.73	%(f)	0.94	%(f)	0.87%	0.87%	0.83%	0.87%	0.87%
Net investment income including reimbursement/waiver	2.58	%(f)	2.43	%(f)	2.56%	2.55%	2.76%	3.00%	2.82%

PORTFOLIO TURNOVER RATE(g)	5%		14%		9%	10%	13%	1%	8%

(a)	Effective September 24, 2018, the American Independence Kansas Tax-Exempt Bond Fund merged with and into a clone series of ALPS Series Trust. The Funds were previously advised by Manifold Fund Advisors, LLC. In connection with the merger, the fiscal year-end changed from October 31 to September 30.
(b)	Class C shares were merged into Class A on September 24, 2018. The amounts presented represent the results of the Class A shares for the periods prior to the merger and the results of the combined share class for the period subsequent to the merger.
(c)	Per share amounts are based upon average shares outstanding, unless otherwise noted.
(d)	Calculated based on ending shares outstanding during the period.
(e)	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(f)	Annualized.
(g)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2019	19

American Independence Funds	Notes to Financial Statements

March 31, 2019 (Unaudited)

1. ORGANIZATION

ALPS Series Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust consists of multiple separate portfolios or series. This semi-annual report describes the American Independence Global Tactical Allocation Fund ("Global Tactical Allocation Fund") and American Independence Kansas Tax-Exempt Bond Fund (each individually “Fund” or collectively “Funds”). The Global Tactical Allocation Fund’s primary investment objective is to seek to provide long-term capital appreciation. The Kansas Tax-Exempt Bond Fund’s primary investment objective is to preserve capital while producing current income for the investor that is exempt from both federal and Kansas state income taxes. The Funds currently offer Institutional Class Shares and Class A Shares. Each share class has identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. The Board of Trustees (“Board”) may establish additional funds and classes of shares at any time in the future without shareholder approval.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America for investment companies (“U.S. GAAP”). The Funds are considered registered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to registered investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their financial statements.

Investment Valuation: The Funds generally value their securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and shares of registered investment companies that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board, which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more broker-dealers that make a market in the security.

Most securities listed on a foreign exchange are valued either at the last sale price at the close of the exchange on which the security is principally traded or at fair value (see description below). Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. Dollars at the exchange rate of said currencies against the U.S. Dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board.

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

When such prices or quotations are not available, or when the Fair Value Committee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: The Funds disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

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American Independence Funds	Notes to Financial Statements

March 31, 2019 (Unaudited)

Various inputs are used in determining the value of the Funds’ investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly); and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2019:

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
International Equity Exchange Traded Products	$5,965,156	$–	$–	$5,965,156
International Fixed-Income Exchange Traded Products	6,424,704	–	–	6,424,704
U.S. Equity Exchange Traded Products	7,612,263	–	–	7,612,263
Short Term Investments	661,912	–	–	661,912
Total	$20,664,035	$–	$–	$20,664,035

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Municipal Bonds	$–	$135,792,223	$–	$135,792,223
Short Term Investments	2,739,289	–	–	2,739,289
Total	$2,739,289	$135,792,223	$–	$138,531,512

*	For a detailed Sector breakdown, see the accompanying Portfolio of Investments.

There were no Level 3 securities held in either of the Funds at March 31, 2019.

Securities Purchased on a When-Issued Basis: Each Fund may purchase securities on a “when-issued” basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time a Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. Normally, the settlement date occurs within one month of the purchase. No payment is made by the Fund and no interest accrues to the Fund during the period between purchase and settlement.

Cash & Cash Equivalents: The Funds consider their investment in a Federal Deposit Insurance Corporation ("FDIC") insured interest bearing account to be cash and cash equivalents. Cash and cash equivalents are valued at cost plus any accrued interest. The Funds maintain cash balances, which, at times may exceed federally insured limits. The Funds maintain these balances with a high-quality financial institution.

Semi-Annual Report | March 31, 2019	21

American Independence Funds	Notes to Financial Statements

March 31, 2019 (Unaudited)

Concentration of Credit Risk: The Fund places its cash with a banking institution, which is insured by FDIC. The FDIC limit is $250,000. At various times throughout the year, the amount on deposit may exceed the FDIC limit and subject the Fund to a credit risk. The Funds do not believe that such deposits are subject to any unusual risk associated with investment activities.

The Kansas Tax-Exempt Bond Fund invests primarily in debt obligations issued by the State of Kansas and its respective political subdivisions, agencies and public authorities. The Fund is more susceptible to economic and political factors adversely affecting issuers of Kansas specific municipal securities than are municipal bond funds that are not concentrated in these issuers to the same extent.

Trust Expenses: Some expenses of the Trust can be directly attributed to a Fund. Expenses that cannot be directly attributed to a Fund are apportioned among all funds in the Trust based on average net assets of each fund, including Trustees’ fees and expenses.

Fund Expenses: Some expenses can be directly attributed to a Fund and are apportioned among the classes based on average net assets of each class.

Class Expenses: Expenses that are specific to a class of shares are charged directly to that share class. Fees provided under the distribution (Rule 12b-1) and/or shareholder service plans for a particular class of each Fund are charged to the operations of such class.

Federal Income Taxes: The Funds intend to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and intend to distribute substantially all of their net taxable income and net capital gains, if any, each year so that it will not be subject to excise tax on undistributed income and gains. The Funds are not subject to income taxes to the extent such distributions are made.

As of and during the six month period ended March 31, 2019, the Funds did not have a liability for any unrecognized tax benefits in the accompanying financial statements. The Funds recognize interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of Operations. The Funds file U.S. federal, state and local income tax returns as required. The Funds’ tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. The Funds’ administrator has analyzed the Funds’ tax positions taken on federal and state income tax returns for all open tax years and has concluded that, as of March 31, 2019, no provision for income tax is required in the Funds’ financial statements related to these tax positions.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date basis for financial reporting purposes). Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned based on the effective yield method. Dividend income and realized gain distributions from underlying investments are recognized on the ex-dividend date. All of the realized and unrealized gains and losses and net investment income are allocated daily to each class in proportion to its average daily net assets.

Distributions to Shareholders: Distributions from net investment income for the Kansas Tax-Exempt Bond Fund are declared daily and paid monthly. Distributions from net investment income, if any, for the Global Tactical Allocation Fund are declared and paid quarterly. Distributions from net realized capital gains, if any, are distributed at least annually. Income dividend distributions are derived from interest, dividends and other income the Funds receive from their investments, including short- term capital gains. Long term capital gain distributions are derived from gains realized when a Fund sells a security it has owned for more than one year. A Fund may make additional distributions and dividends at other times if its portfolio manager or managers believe doing so may be necessary for the Fund to avoid or reduce taxes. Net investment income/(loss) and net realized gain/(loss) may differ for financial statement and tax purposes.

3. TAX BASIS INFORMATION

Tax Basis of Distributions to Shareholders: The character of distributions made during the period from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain were recorded by the Funds. The amounts and characteristics of tax basis distributions are estimated at the time of distribution and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end. Accordingly, tax basis balances have not been determined as of the date of the semi-annual report.

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American Independence Funds	Notes to Financial Statements

March 31, 2019 (Unaudited)

The tax character of distributions paid by the Funds for the fiscal periods or years ended September 30, 2018, October 31, 2017 and October 31, 2016 respectively, were as follows:

	Ordinary Income	Tax-Exempt Income	Long-Term Capital Gains
Global Tactical Allocation Fund	$5,006,179	$–	$201,676
Kansas Tax-Exempt Bond Fund	49,064	3,911,585	–

	Ordinary Income	Tax-Exempt Income	Long-Term Capital Gains
Global Tactical Allocation Fund	$1,301,226	$–	$–
Kansas Tax-Exempt Bond Fund	–	5,370,631	–

	Ordinary Income	Tax-Exempt Income	Long-Term Capital Gains
Global Tactical Allocation Fund	$1,234,579	$–	$–
Kansas Tax-Exempt Bond Fund	308	5,687,453	–

Unrealized Appreciation and Depreciation on Investments: As of March 31, 2019, the aggregate costs of investments, gross unrealized appreciation/(depreciation) and net unrealized appreciation for Federal tax purposes were as follows:

	Global Tactical Allocation Fund	Kansas Tax-Exempt Bond Fund
Gross unrealized appreciation (excess of value over tax cost)	$310,466	$3,457,791
Gross unrealized depreciation (excess of tax cost over value)	(9,380)	(101,679)
Net unrealized appreciation	$301,086	$3,356,112
Cost of investments for income tax purposes	$20,362,949	$135,175,400

4. SECURITIES TRANSACTIONS

Purchases and sales of securities, excluding short-term securities, during the six month period ended March 31, 2019 were as follows:

	Purchases of Securities	Proceeds from Sales of Securities
Global Tactical Allocation Fund	$37,087,802	$53,512,973
Kansas Tax-Exempt Bond Fund	6,784,253	9,576,501

5. BENEFICIAL SHARE TRANSACTIONS

The capitalization of the Trust consists of an unlimited number of shares of beneficial interest with no par value per share. Holders of the shares of the Funds have one vote for each share held and a proportionate fraction of a vote for each fractional share. All shares issued and outstanding are fully paid and are transferable and redeemable at the option of the shareholder. Shares have no pre-emptive rights. Neither the Funds nor any of their creditors have the right to require shareholders to pay any additional amounts solely because the shareholder owns the shares.

Semi-Annual Report | March 31, 2019	23

American Independence Funds	Notes to Financial Statements

March 31, 2019 (Unaudited)

Transactions in common shares were as follows:

	For the Period Ended March 31, 2019	For the Period Ended September 30, 2018(a)	For the Year Ended October 31, 2017
Global Tactical Allocation Fund
Institutional Class
Shares sold	193,205	2,040,221	2,718,628
Shares issued in reinvestment of distributions to shareholders	309,163	156,547	45,399
Shares redeemed	(1,709,381)	(5,533,403)	(1,062,820)
Net increase/(decrease) in shares outstanding	(1,207,013)	(3,336,635)	1,701,207
Class A
Shares sold	3,923	774,392	2,203,305
Shares issued in reinvestment of distributions to shareholders	173,463	151,407	26,027
Shares redeemed	(475,514)	(5,018,761)	(2,395,818)
Net decrease in shares outstanding	(298,128)	(4,092,962)	(166,486)
Class C
Shares sold	–	18,642	48,482
Shares issued in reinvestment of distributions to shareholders	–	10,002	1,324
Shares redeemed	–	(377,558)	(196,239)
Net decrease in shares outstanding	–	(348,914)	(146,433)

Kansas Tax-Exempt Bond Fund
Institutional Class
Shares sold	910,529	2,618,566	2,598,718
Shares issued in reinvestment of distributions to shareholders	45,038	35,603	41,610
Shares redeemed	(1,022,968)	(5,458,564)	(4,458,454)
Net decrease in shares outstanding	(67,401)	(2,804,395)	(1,818,126)
Class A
Shares sold	821	61,220	34,999
Shares issued in reinvestment of distributions to shareholders	5,164	10,574	15,117
Shares redeemed	(77,996)	(677,021)	(34,278)
Net increase/(decrease) in shares outstanding	(72,011)	(605,227)	15,838
Class C
Shares sold	–	2,509	142
Shares issued in reinvestment of distributions to shareholders	–	396	745
Shares redeemed	–	(66,742)	(42,133)
Net decrease in shares outstanding	–	(63,837)	(41,246)

(a)	Effective September 24, 2018, the Predecessor Kansas Fund and Predecessor GTA Fund merged with and into clone series of ALPS Series Trust. The Funds were previously advised by Manifold Fund Advisors, LLC. In connection with the merger, the fiscal year-end changed from October 31 to September 30.

Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. Approximately 27% of the shares outstanding of the Global Tactical Allocation Fund are owned by one omnibus account. Approximately 95% of the shares outstanding of the Kansas Tax-Exempt Bond Fund are owned by one omnibus account.

6. MANAGEMENT AND RELATED PARTY TRANSACTIONS

Investment Advisory: Manifold Partners LLC (“Adviser” or "Manifold Partners"), subject to the authority of the Board, is responsible for the overall management and administration of the Funds’ business affairs. The Adviser manages the investments of the Funds in accordance with each Fund’s investment objective, policies and limitations and investment guidelines established jointly by the Adviser and the Board.

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American Independence Funds	Notes to Financial Statements

March 31, 2019 (Unaudited)

Pursuant to the Investment Advisory Agreement (“Advisory Agreement”) with the Adviser, the Global Tactical Allocation Fund pays the Adviser an annual management fee of 0.75% based on the Fund’s average daily net assets, and the Kansas Tax-Exempt Bond Fund pays the Adviser an annual management fee of 0.30% based on the Fund’s average daily net assets. The management fees are paid on a monthly basis. The initial term of the Advisory Agreement is two years and the Board may extend the Advisory Agreement for additional one-year terms by approval at an in-person meeting called for the purpose of considering such matters. The Board and shareholders of the Funds may terminate the Advisory Agreement upon 30 days’ prior written notice. The Adviser may terminate the Advisory Agreement upon 60 days’ prior written notice.

Pursuant to a fee waiver letter agreement (“Fee Waiver Agreement”), the Adviser has contractually agreed to limit the amount of the Total Annual Fund Operating Expenses, exclusive of interest, dividend expense on short sales/interest expense, taxes, brokerage commissions, other investment related costs, acquired fund fees and expenses, distribution service fees (i.e., Rule 12b-1 fees), shareholder service fee, and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of business, for the Global Tactical Allocation Fund and Kansas Fund to 0.95% and 0.48%, respectively, of each Fund’s average daily net assets for Institutional Class shares and Class A shares. The Fee Waiver Agreement is in effect through January 31, 2021. The Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through the Fee Waiver Agreement only to the extent that each Fund's expenses in later periods do not exceed the lesser of: (1) the contractual expense limit in effect at the time the Adviser waives or limits the expenses; or (2) the contractual expense limit in effect at the time the Adviser seeks to recover the expenses; provided, however, that the Fund will not be obligated to reimburse any such expenses borne by the Adviser more than three years after the date on which the fee or expense was waived or limited or assumed and paid by the Adviser, as calculated on a monthly basis. The Adviser may not discontinue this waiver without the approval by the Trust's Board. Fees waived or reimbursed for the six month period ended March 31, 2019 are disclosed in the Statements of Operations.

Lee Capital Management, L.P. is the Sub-Adviser (“Sub-Adviser”) to the Global Tactical Allocation Fund.

Carret Asset Management, LLC is the Sub-Adviser (“Sub-Adviser”) to the Kansas Tax-Exempt Bond Fund.

Administrator: ALPS Fund Services, Inc. (“ALPS”) (an affiliate of ALPS Distributors, Inc.) serves as administrator to the Funds. The Funds have agreed to pay expenses incurred in connection with its administrative activities. Pursuant to the Administration, Bookkeeping and Pricing Services Agreement with the Trust, ALPS will provide operational services to the Funds including, but not limited to, fund accounting and fund administration, and will generally assist in the Funds’ operations. The Funds’ administration fee is accrued on a daily basis and paid monthly. The officers and an Interested Trustee of the Trust are employees of ALPS. ALPS is reimbursed by the Funds for certain out of pocket expenses.

Transfer Agent: ALPS serves as transfer agent for the Funds under a Transfer Agency and Services Agreement with the Trust. Under this agreement, ALPS is paid an annual fee for services performed on behalf of the Funds plus fees for open accounts and is reimbursed for certain out-of-pocket expenses.

Compliance Services: ALPS provides services as the Funds’ Chief Compliance Officer to monitor and test the policies and procedures of each Fund in conjunction with requirements under Rule 38a-1 of the 1940 Act pursuant to a Chief Compliance Officer Services Agreement with the Trust. Under this agreement, ALPS is paid an annual fee for services performed on behalf of the Funds and is reimbursed for certain out-of-pocket expenses.

Distribution: ALPS Distributors, Inc. (“Distributor”) (an affiliate of ALPS) acts as the principal underwriter of each Fund’s shares pursuant to a Distribution Agreement with the Trust. Shares of each Fund are offered on a continuous basis through the Distributor, as agent of the Funds. The Distributor is not obligated to sell any particular amount of shares of the Funds and is not entitled to any compensation for its services as the Fund’s principal underwriter pursuant to the Distribution Agreement.

Each Fund has adopted a shareholder services plan (“Shareholder Services Plan”) for its Class A Shares. Under the Shareholder Services Plan each Fund is authorized to pay banks and their affiliates and other institutions, including broker-dealers and Fund affiliates (“Participating Organizations”), an aggregate fee in an amount not to exceed on an annual basis 0.25% of the average daily net asset value of each Fund’s Class A Shares to Participating Organizations as compensation for providing shareholder service activities, which do not include distribution services, pursuant to an agreement with a Participating Organization. Each Fund can pay distribution and service fees at an annual rate of up to 0.25% of its Class A share assets. As of March 31, 2019, both Funds assessed the full 0.25% of distribution fees.

Semi-Annual Report | March 31, 2019	25

American Independence Funds	Notes to Financial Statements

March 31, 2019 (Unaudited)

7. TRUSTEES

As of March 31, 2019, there were four Trustees, three of whom are not “interested persons” (as defined in the 1940 Act) of the Trust (the “Independent Trustees”). Effective October 1, 2018, the Independent Trustees of the Trust will receive a quarterly retainer of $8,000, plus $4,000 for each regular Board or Committee meeting attended and $2,000 for each special telephonic or in-person Board or Committee meeting attended. Additionally, the Audit Committee Chair will receive a quarterly retainer of $1,250 and the Independent Chair will receive a quarterly retainer of $2,500. Previously, the Independent Trustees of the Trust received a quarterly retainer of $6,000, plus $4,000 for each regular Board or Committee meeting attended and $2,000 for each special telephonic or in-person Board or Committee meeting attended. Additionally, the Audit Committee Chair received a quarterly retainer of $1,250 and the Independent Chair received a quarterly retainer of $2,500. The Independent Trustees are also reimbursed for all reasonable out-of-pocket expenses relating to attendance at meetings.

8. INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that may contain general indemnification clauses which may permit indemnification to the extent permissible under applicable law. The Trust’s maximum exposure under these arrangements is unknown, as such exposure would involve future claims that may be made against the Trust that have not yet occurred.

9. RECENT ACCOUNTING PRONOUNCEMENTS

In August 2018, the FASB issued ASU 2018-13, which changes the fair value measurement disclosure requirements of FASB ASC Topic 820, Fair Value Measurement. The update to Topic 820 includes new, eliminated, and modified disclosure requirements. ASU 2018-13 is effective for fiscal years beginning after December 15, 2019, including interim periods. Early adoption is permitted for any eliminated or modified disclosures. The Funds have elected to early adopt the eliminated and modified disclosures effective with the financial statements prepared as of March 31, 2019.

10. SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that there were no subsequent events to report through the issuance of these financial statements.

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American Independence Funds	Additional Information

March 31, 2019 (Unaudited)

1. PROXY VOTING POLICIES AND VOTING RECORD

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, (i) by calling the Funds (toll-free) at 1-833-287-7933 or (ii) on the website of the Securities and Exchange Commission (“SEC”) at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling the Funds (toll-free) at 1-833-287-7933 or (ii) on the SEC’s website at http://www.sec.gov.

2. PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC website at http://www.sec.gov.

3. SHAREHOLDER PROXY RESULTS

At a Special Meeting of Shareholders of the Kansas Tax-Exempt Bond Fund, held on April 2, 2019, shareholders of record as of the close of business on April 2, 2019 voted to approve the following proposals:

Proposal 1: To approve a new Investment Sub-Advisory Agreement among the Trust, on behalf of the Fund, Manifold Partners LLC and Carret Asset Management, LLC.

Shares Voted In Favor	Shares Voted Against or Abstentions
11,954,603	10,465

Proposal 2: To authorize Manifold to enter into and materially amend investment sub-advisory agreements in the future with affiliated or unaffiliated sub-advisers, with the approval of the Board of Trustees of the Trust, but without obtaining Shareholder approval:

Shares Voted In Favor	Shares Voted Against or Abstentions
11,954,603	10,465

4. DISCLOSURE REGARDING RENEWAL AND APPROVAL OF FUND ADVISORY AGREEMENT

The Board of Trustees (“Board”) of the ALPS Series Trust met in person on February 11, 2019 to evaluate, among other things, to determine whether approving the new investment sub-advisory agreement and interim sub-advisory agreement (the “New Sub-Advisory Agreements”) among the Trust (on behalf of the Fund), Manifold Partners LLC (“Adviser” or “Manifold”) and Carret Asset Management, LLC (“Sub-Adviser” or “Carret”) was in the best interests of the Fund’s shareholders. At this Board meeting and throughout the consideration process, the Board, including a majority of the Independent Trustees, was advised by counsel.

Carret served as the investment sub-adviser to the Fund and was responsible for the day-to-day management of the Fund’s assets. On February 14, 2019, GB Capital LLC, the parent company of Carret, pursuant to an agreement entered into with Morningstar Japan K.K. (“Morningstar”), a subsidiary of SBI Holdings, Inc., sold a 67% interest in Carret Holdings Inc. to Morningstar, by means of a stock sale (“Transaction”). The Transaction is deemed to result in a “change in control” of Carret for the purpose of the Investment Company Act of 1940, as amended (“1940 Act”) and under the terms of the 1940 Act and resulted in the automatic termination of the then current investment sub-advisory agreement with Carret (“Terminated Agreement”).

In voting to approve the New Sub-Advisory Agreements, the Board did not identify any single factor as all-important or controlling. The following summary does not identify all the matters considered by the Board but provides a summary of the principal matters the Board considered.

Nature, Extent, and Quality of the Services: The Trustees recalled their relatively recent initial approval of the then current investment sub-advisory agreement during which they evaluated the nature, extent and quality of services provided to the Kansas Fund. The Trustees reviewed and considered Carret’s history as an asset manager and its performance generally under the then current agreement. The Trustees also recalled the research and decision-making processes utilized by Carret, including the methods adopted to seek to achieve compliance with the investment objectives, policies and restrictions of the Fund.

Semi-Annual Report | March 31, 2019	27

American Independence Funds	Additional Information

March 31, 2019 (Unaudited)

The Trustees reviewed the background and experience of Carret’s management relating to the Fund, including the qualifications, background and responsibilities of the portfolio managers primarily responsible for the day-to-day portfolio management, and noted that the Transaction would not result in a change in portfolio managers. They also discussed the resources of Carret devoted to research and analysis of actual and potential investments. They considered the Trust’s experience with Carret, including the Carret’s responsiveness and compliance record.

Investment Sub-Advisory Fee Rate: The Trustees reviewed and considered the proposed annual sub-advisory fee to be paid by the Trust on behalf of the Kansas Fund to Carret, noting that the fees would not change as a result of the Transaction. The Trustees considered the information they received when the then current investment sub-advisory agreement was recently approved, comparing Fund’s contractual annual advisory fees and overall expenses with those of funds in the expense group and universe of funds provided by FUSE, an independent provider of investment company data, which screened retail and institutional funds with similar strategies and comparable fee structures of Fund and excluded all others. Each FUSE peer group consisted of the Fund and several other funds identified by FUSE using similar strategies with comparable fee structures. The Board discussed the other comparable accounts managed by Carret, and the fee structure and servicing requirements for these products.

Performance: The Trustees recalled their discussion of performance of the predecessor fund to the Fund when the then current investment sub-advisory agreement was originally approved. They reviewed performance information for the Fund through December 31, 2018 as included in the Board Materials, noting that for the one-year period ended December 31, 2018, the Fund had performed in line with the relevant Barclays Municipal Bond Indices.

Profitability: The Trustees received and considered actual and estimated profitability analyses provided by Carret when the then current investment sub-advisory agreement was originally approved, as well as Carret’s confirmation that profitability had not materially changed since the last approval. The Trustees considered the profits, if any, realized and anticipated to be realized by Carret relating to the operation of the Fund. The Trustees then considered the financial condition of Carret.

Economies of Scale: The Trustees considered whether economies of scale in the provision of services to the Fund would be passed along to the shareholders under the New Sub-Advisory Agreement. The Trustees noted that Carret indirectly contributes to the expense limitation provided by Manifold because the annual sub-advisory fee of 0.15% is reduced by an amount equal to one half of Manifold’s fee waiver and/or expense reimbursement. They agreed that the expense limitation agreement was a benefit to shareholders and, based on current asset levels, adequately addressed the issue.

Other Benefits to the Adviser: The Trustees reviewed and considered any other incidental benefits derived or to be derived by Carret from its relationship with the Fund.

The Board summarized its deliberations with respect to the Interim Sub-Advisory Agreement and the New Sub-Advisory Agreement with Carret. In evaluating Carret and the fees to be charged under the proposed Interim Sub-Advisory Agreement and the New Sub-Advisory Agreement, the Trustees concluded that no single factor reviewed by the Trustees was identified by the Trustees to be determinative as the principal factor in whether to approve the Interim Sub-Advisory Agreement or the New Sub-Advisory Agreement. Further, the Independent Trustees were advised by independent legal counsel throughout the process. The Trustees, including all the Independent Trustees, concluded that:

•	the Kansas Fund’s contractual sub-advisory fee was not unreasonable;

•	the nature, extent and quality of services to be rendered by Carret under the proposed Interim Sub-Advisory Agreement and New Sub-Advisory Agreement were adequate;

•	bearing in mind the relatively short performance history of the Fund, the performance of the Fund was acceptable;

•	the estimated profitability of Carret relating to the management of the Fund was not unreasonable, and would remain so after the Transaction; and

•	there were no material economies of scale or other material incidental benefits accruing to Carret because of its relationship with the Fund.

Based on its evaluation of the considerations, the Board unanimously voted to approve the New Sub-Advisory Agreements.

28	www.americanindependence.com

This material must be preceded or accompanied by a prospectus.

The American Independence Funds are distributed by ALPS Distributors, Inc

Portfolio Update
Beacon Accelerated Return Strategy Fund	2
Beacon Planned Return Strategy Fund	4
Disclosure of Fund Expenses	6
Portfolios of Investments
Beacon Accelerated Return Strategy Fund	8
Beacon Planned Return Strategy Fund	10
Statements of Assets and Liabilities	13
Statements of Operations	15
Statements of Changes in Net Assets
Beacon Accelerated Return Strategy Fund	16
Beacon Planned Return Strategy Fund	17
Financial Highlights	18
Notes to Financial Statements	22
Additional Information	35

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website at www.beacontrust.com and you will be notified by mail each time a report is posted and provided with a website link to access the report.

Beginning on January 1, 2019, you may, notwithstanding the availability of shareholder reports online, elect to receive all future shareholder reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with a Fund, you can call 1-844-894-9222 to let the Fund know you wish to continue receiving paper copies of your shareholder reports.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at www.beacontrust.com.

Beacon Accelerated Return Strategy Fund	Portfolio Update

March 31, 2019 (Unaudited)

Performance of a Hypothetical $10,000 Initial Investment (at Inception* through March 31, 2019)

The graph shown above represents historical performance of a hypothetical investment of $10,000 in the Institutional Class. Due to differing expenses, performance of Class A will vary. Past performance does not guarantee future results. All returns reflect reinvested dividends, but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Performance (as of March 31, 2019)

	1 Month	3 Month	6 Month	YTD	1 Year	Since Inception*
Beacon Accelerated Return Strategy Fund – Class A	2.03%	14.82%	-1.22%	14.82%	–	3.45%
CBOE S&P 500 BuyWrite Index	1.76%	6.77%	-4.78%	6.77%	–	-1.19%
Beacon Accelerated Return Strategy Fund – Institutional Class	2.14%	14.90%	-1.02%	14.90%	9.87%	8.24%
CBOE S&P 500 BuyWrite Index	1.76%	6.77%	-4.78%	6.77%	3.29%	2.94%

The performance data quoted above represents past performance. Past performance is not a guarantee of future results. Investment return and value of the Fund shares will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Fund performance current to the most recent month end is available by calling (844) 814-9222 or by visiting www.beacontrust.com.

*	Inception date of October 2, 2017 for Institutional Class. Inception date of June 8, 2018 for Class A.

The Cboe S&P 500 BuyWrite Index (BXM) is a benchmark index designed to track the performance of a hypothetical buy-write strategy on the S&P 500 Index. The BXM is a passive total return index based on (1) buying an S&P 500 stock index portfolio, and (2) “writing” (or selling) the near-term S&P 500 Index (SPXSM) “covered” call option, generally on the third Friday of each month. The SPX call written will have about one month remaining to expiration, with an exercise price just above the prevailing index level (i.e., slightly out of the money). The SPX call is held until expiration and cash settled, at which time a new one-month, near-the-money call is written.

2	www.beacontrust.com

Beacon Accelerated Return Strategy Fund	Portfolio Update

March 31, 2019 (Unaudited)

Returns of less than 1 year are cumulative.

Indices are not actively managed and do not reflect a deduction for fees, expenses or taxes. An investor cannot invest directly in an index.

The returns shown above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or redemption of Fund shares.

The total annual operating expenses and total annual operating expenses after fee waivers and/or reimbursement you may pay as an investor in the Fund’s Institutional Class shares (as reported in the January 28, 2019 Prospectus), are 1.35% and 1.35%, respectively. The Fund’s investment adviser has contractually agreed to limit expenses through January 31, 2020.

Top Ten Holdings (as a % of Net Assets)*

Option Contract	Expiration Date	Strike Price
S&P 500 Mini Index	9/13/2019	0.01	11.29%
S&P 500 Mini Index	6/14/2019	0.01	10.73%
S&P 500 Mini Index	5/14/2019	0.01	10.63%
S&P 500 Mini Index	07/12/2019	0.01	10.14%
S&P 500 Mini Index	8/14/2019	0.01	10.01%
S&P 500 Mini Index	10/14/2019	0.01	9.98%
S&P 500 Mini Index	11/14/2019	0.01	8.45%
S&P 500 Mini Index	12/13/2019	0.01	8.20%
S&P 500 Mini Index	1/14/2020	0.01	8.20%
S&P 500 Mini Index	4/12/2019	0.01	4.73%
Top Ten Holdings			92.36%

Asset Allocation (as a % of Net Assets)*

Purchased Option Contracts	101.58%
Written Option Conctracts	(2.85)%
Cash, Cash Equivalents, & Other Assets in Excess of Liabilities	1.27%
Total	100.00%

*	Holdings are subject to change, and may not reflect the current or future position of the portfolio.

Semi-Annual Report | March 31, 2019	3

Beacon Planned Return Strategy Fund	Portfolio Update

March 31, 2019 (Unaudited)

Performance of a Hypothetical $10,000 Initial Investment (at Inception* through March 31, 2019)

The graph shown above represents historical performance of a hypothetical investment of $10,000 in the Institutional Class. Due to differing expenses, performance of the Class A will vary. Past performance does not guarantee future results. All returns reflect reinvested dividends, but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Performance (as of March 31, 2019)

	1 Month	3 Month	6 Month	YTD	1 Year	Since Inception*
Beacon Planned Return Strategy Fund – Class A	1.32%	9.42%	1.32%	9.42%	–	3.93%
CBOE S&P 500 BuyWrite Index	1.76%	6.77%	-4.78%	6.77%	–	-1.19%
Beacon Planned Return Strategy Fund – Institutional Class	1.32%	9.40%	1.42%	9.40%	7.74%	6.05%
CBOE S&P 500 BuyWrite Index	1.76%	6.77%	-4.78%	6.77%	3.29%	2.94%

The performance data quoted above represents past performance. Past performance is not a guarantee of future results. Investment return and value of the Fund shares will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Fund performance current to the most recent month end is available by calling (844) 894-9222 or by visiting www.beacontrust.com.

*	Inception date of October 2, 2017 for Institutional Class. Inception date of June 8, 2018 for Class A.

The Cboe S&P 500 BuyWrite Index (BXM) is a benchmark index designed to track the performance of a hypothetical buy-write strategy on the S&P 500 Index. The BXM is a passive total return index based on (1) buying an S&P 500 stock index portfolio, and (2) “writing” (or selling) the near-term S&P 500 Index (SPXSM) “covered” call option, generally on the third Friday of each month. The SPX call written will have about one month remaining to expiration, with an exercise price just above the prevailing index level (i.e., slightly out of the money). The SPX call is held until expiration and cash settled, at which time a new one-month, near-the-money call is written.

4	www.beacontrust.com

Beacon Planned Return Strategy Fund	Portfolio Update

March 31, 2019 (Unaudited)

Returns of less than 1 year are cumulative.

Indices are not actively managed and do not reflect a deduction for fees, expenses or taxes. An investor cannot invest directly in an index.

The returns shown above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or redemption of Fund shares.

The total annual operating expenses and total annual operating expenses after fee waivers and/or reimbursement you may pay as an investor in the Fund’s Institutional Class shares (as reported in the January 28, 2019 Prospectus), 1.31% and 1.31%, respectively. The Fund’s investment adviser has contractually agreed to limit expenses through January 31, 2020.

Top Ten Holdings (as a % of Net Assets)*

Option Contract	Expiration Date	Strike Price
S&P 500 Mini Index	10/14/2019	35.96	9.74%
S&P 500 Mini Index	1/14/2020	36.12	9.70%
S&P 500 Mini Index	12/13/2019	33.90	9.55%
S&P 500 Mini Index	05/14/2019	35.30	9.40%
S&P 500 Mini Index	07/12/2019	36.50	8.93%
S&P 500 Mini Index	8/14/2019	36.50	8.92%
S&P 500 Mini Index	9/13/2019	37.80	8.91%
S&P 500 Mini Index	4/12/2019	34.90	8.40%
S&P 500 Mini Index	6/14/2019	36.12	8.14%
S&P 500 Mini Index	2/14/2020	36.70	5.48%
Top Ten Holdings			87.17%

Asset Allocation (as a % of Net Assets)*

Purchased Option Contracts	106.19%
Written Option Conctracts	(7.95)%
Cash, Cash Equivalents, & Other Assets in Excess of Liabilities	1.76%
Total	100.00%

*	Holdings are subject to change, and may not reflect the current or future position of the portfolio.

Semi-Annual Report | March 31, 2019	5

Beacon Trust Funds	Disclosure of Fund Expenses

March 31, 2019 (Unaudited)

Example. As a shareholder of the Beacon Accelerated Return Strategy Fund or Beacon Planned Return Strategy Fund (the “Funds”), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested on October 1, 2018 and held through March 31, 2019.

Actual Expenses. The first line under each class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period October 1, 2018 – March 31, 2019” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second line under each class in the following table provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing Fund costs only and do not reflect any transactional costs. Therefore, the second line under each class in the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

6	www.beacontrust.com

Beacon Trust Funds	Disclosure of Fund Expenses

March 31, 2019 (Unaudited)

	Beginning Account Value October 1, 2018	Ending Account Value March 31, 2019	Expense Ratio(a)	Expenses Paid During Period October 1, 2018 - March 31, 2019(b)
Beacon Accelerated Return Strategy Fund
Class A
Actual	$1,000.00	$ 987.80	1.42%	$ 7.04
Hypothetical (5% return before expenses)	$1,000.00	$1,017.85	1.42%	$ 7.14

Class I
Actual	$1,000.00	$ 989.80	1.20%	$ 5.95
Hypothetical (5% return before expenses)	$1,000.00	$1,018.95	1.20%	$ 6.04

Beacon Planned Return Strategy Fund
Class A
Actual	$1,000.00	$1,013.20	1.40%	$ 7.03
Hypothetical (5% return before expenses)	$1,000.00	$1,017.95	1.40%	$ 7.04

Class I
Actual	$1,000.00	$1,014.20	1.18%	$ 5.93
Hypothetical (5% return before expenses)	$1,000.00	$1,019.05	1.18%	$ 5.94

(a)	The Fund’s expense ratios have been annualized based on the Fund’s most recent fiscal half-year expenses.

(b)	Expenses are equal to the annualized expense ratio shown above for the applicable class, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182), divided by 365.

Semi-Annual Report | March 31, 2019	7

Beacon Accelerated Return Strategy Fund	Portfolio of Investments

March 31, 2019 (Unaudited)

Counterparty	Expiration Date	Strike Price	Contracts	Notional Value	Value (Note 2)
PURCHASED OPTION CONTRACTS - (101.58%)
Call Option Contracts (101.58%)
S&P 500® Mini Index:
Jefferies	04/12/2019	0.01	200	$5,668,800	$5,665,781
Jefferies	04/12/2019	268.35	200	5,668,800	307,960
Jefferies	05/14/2019	0.01	450	12,754,800	12,732,563
Jefferies	05/14/2019	270.50	450	12,754,800	678,512
Jefferies	06/14/2019	0.01	455	12,896,520	12,856,615
Jefferies	06/14/2019	276.97	455	12,896,520	523,106
Jefferies	07/12/2019	0.01	430	12,187,920	12,140,114
Jefferies	07/12/2019	279.74	430	12,187,920	474,289
Jefferies	08/14/2019	0.01	425	12,046,200	11,982,676
Jefferies	08/14/2019	281.20	425	12,046,200	492,870
Jefferies	09/13/2019	0.01	480	13,605,120	13,517,020
Jefferies	09/13/2019	270.25	115	3,259,560	238,193
Jefferies	09/13/2019	289.57	365	10,345,560	285,428
Jefferies	10/14/2019	0.01	425	12,046,200	11,958,077
Jefferies	10/14/2019	276.20	425	12,046,200	743,747
Jefferies	11/14/2019	0.01	360	10,203,840	10,117,137
Jefferies	11/14/2019	261.10	360	10,203,840	1,081,816
Jefferies	12/13/2019	277.00	200	5,668,800	378,401
Jefferies	12/13/2019	260.97	150	4,251,600	464,337
Jefferies	12/13/2019	0.01	350	9,920,400	9,824,028
Jefferies	01/14/2020	277.00	120	3,401,280	240,106
Jefferies	01/14/2020	0.01	350	9,920,400	9,815,433
Jefferies	01/14/2020	282.00	230	6,519,120	383,570
Jefferies	02/14/2020	0.01	160	4,535,040	4,481,077
Jefferies	02/14/2020	282.00	160	4,535,040	281,838
				231,570,480	121,664,694
TOTAL PURCHASED OPTION CONTRACTS (Cost $117,501,983)				231,570,480	121,664,694

See Notes to Financial Statements.

8	www.beacontrust.com

Beacon Accelerated Return Strategy Fund	Portfolio of Investments

March 31, 2019 (Unaudited)

	7 Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (1.43%)
Money Market Funds
BlackRock Liquidity Funds, T-Fund Portfolio - Institutional Class(a)	1.806%	978,330	978,330
Invesco Short-Term Investments Trust Government & Agency Portfolio - Institutional Class	2.316%	730,391	730,391
			1,708,721
TOTAL SHORT TERM INVESTMENTS (Cost $1,708,721)			1,708,721

TOTAL INVESTMENTS (103.01%) (Cost $119,210,704)			$123,373,415

LIABILITIES IN EXCESS OF OTHER ASSETS (-3.01%)			(3,607,382)

NET ASSETS (100.00%)			$119,766,033

(a)	All or a portion is held as collateral at broker for written options.

WRITTEN OPTION CONTRACTS (2.85%)

Counterparty	Expiration Date	Strike Price	Contracts	Premiums Received	Notional Value	Value (Note 2)
Call Option Contracts - (2.85%)
S&P 500® Mini Index
Jefferies	04/12/19	$291.25	(400)	$265,080	$(11,337,600)	$(6,100)
Jefferies	05/14/19	292.50	(900)	527,131	(25,509,600)	(119,529)
Jefferies	06/14/19	299.59	(910)	470,198	(25,793,040)	(77,659)
Jefferies	07/12/19	301.00	(860)	480,482	(24,375,840)	(116,453)
Jefferies	08/14/19	303.32	(850)	486,798	(24,092,400)	(146,101)
Jefferies	09/13/19	292.57	(230)	156,555	(6,519,120)	(144,942)
Jefferies	09/13/19	311.03	(730)	414,422	(20,691,120)	(74,013)
Jefferies	10/14/19	300.16	(850)	597,299	(24,092,400)	(361,103)
Jefferies	11/14/19	283.53	(720)	424,585	(20,407,680)	(984,458)
Jefferies	12/13/19	284.12	(300)	186,805	(8,503,200)	(427,065)
Jefferies	12/13/19	297.78	(400)	219,075	(11,337,600)	(278,240)
Jefferies	01/14/20	299.16	(240)	137,681	(6,802,560)	(176,208)
Jefferies	01/14/20	301.54	(460)	241,357	(13,038,240)	(293,235)
Jefferies	02/14/20	303.15	(320)	175,898	(9,070,080)	(209,974)
TOTAL WRITTEN OPTION CONTRACTS				$4,783,366	$(231,570,480)	$(3,415,080)

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2019	9

Beacon Planned Return Strategy Fund	Portfolio of Investments

March 31, 2019 (Unaudited)

Counterparty	Expiration Date	Strike Price	Contracts	Notional Value	Value (Note 2)
PURCHASED OPTION CONTRACTS - (106.19%)
Call Option Contracts (103.30%)
S&P 500® Mini Index:
Jefferies	04/12/2019	34.90	1,025	$29,052,600	$25,464,256
Jefferies	04/12/2019	267.60	1,025	29,052,600	1,652,705
Jefferies	05/14/2019	35.30	1,150	32,595,600	28,492,863
Jefferies	05/14/2019	270.80	1,150	32,595,600	1,704,314
Jefferies	06/14/2019	36.12	1,000	28,344,000	24,663,747
Jefferies	06/14/2019	276.97	1,000	28,344,000	1,149,683
Jefferies	07/12/2019	36.50	1,100	31,178,400	27,070,051
Jefferies	07/12/2019	280.00	1,100	31,178,400	1,193,683
Jefferies	08/14/2019	36.50	1,100	31,178,400	27,036,479
Jefferies	08/14/2019	281.40	1,100	31,178,400	1,261,181
Jefferies	09/13/2019	37.80	1,105	31,320,120	26,987,339
Jefferies	09/13/2019	289.70	1,105	31,320,120	856,481
Jefferies	10/14/2019	35.96	1,200	34,012,800	29,505,659
Jefferies	10/14/2019	276.95	1,200	34,012,800	2,036,415
Jefferies	11/14/2019	35.03	550	15,589,200	13,559,146
Jefferies	11/14/2019	270.50	550	15,589,200	1,249,133
Jefferies	11/14/2019	260.69	610	17,289,840	1,853,318
Jefferies	11/14/2019	33.90	610	17,289,840	15,106,235
Jefferies	12/13/2019	33.90	1,170	33,162,480	28,940,805
Jefferies	12/13/2019	260.69	1,170	33,162,480	3,648,048
Jefferies	01/14/2020	276.70	1,200	34,012,800	2,425,865
Jefferies	01/14/2020	36.12	1,200	34,012,800	29,399,619
Jefferies	02/14/2020	282.75	680	19,273,920	1,165,167
Jefferies	02/14/2020	36.70	680	19,273,920	16,600,145
				674,020,320	313,022,337
Put Option Contracts (2.89%)
S&P 500® Mini Index:
Jefferies	04/12/2019	267.60	1,025	29,052,600	17,849
Jefferies	05/14/2019	270.80	1,150	32,595,600	210,930
Jefferies	06/14/2019	276.97	1,000	28,344,000	447,878
Jefferies	07/12/2019	280.00	1,100	31,178,400	722,818
Jefferies	08/14/2019	281.40	1,100	31,178,400	919,436
Jefferies	09/13/2019	289.70	1,105	31,320,120	1,398,624
Jefferies	10/14/2019	276.95	1,200	34,012,800	1,076,333
Jefferies	11/14/2019	270.50	550	15,589,200	449,147
Jefferies	11/14/2019	260.69	610	17,289,840	376,508
Jefferies	12/13/2019	260.69	1,170	33,162,480	802,603
Jefferies	01/14/2020	276.70	1,200	34,012,800	1,363,491
Jefferies	02/14/2020	282.75	680	19,273,920	957,828
				337,010,160	8,743,445
TOTAL PURCHASED OPTION CONTRACTS (Cost $318,190,756)				1,011,030,480	321,765,782

See Notes to Financial Statements.

10	www.beacontrust.com

Beacon Planned Return Strategy Fund	Portfolio of Investments

March 31, 2019 (Unaudited)

	7 Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (1.89%)
Money Market Funds
BlackRock Liquidity Funds, T-Fund Portfolio - Institutional Class(a)	1.806%	634,719	634,719
Invesco Short-Term Investments Trust Government & Agency Portfolio - Institutional Class	2.316%	5,079,848	5,079,847
			5,714,566
TOTAL SHORT TERM INVESTMENTS (Cost $5,714,566)			5,714,566

TOTAL INVESTMENTS (108.08%) (Cost $323,905,322)			$327,480,348

LIABILITIES IN EXCESS OF OTHER ASSETS (-8.08%)			(24,471,162)

NET ASSETS (100.00%)			$303,009,186

(a)	All or a portion is held as collateral at broker for written options.

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2019	11

Beacon Planned Return Strategy Fund	Portfolio of Investments

March 31, 2019 (Unaudited)

WRITTEN OPTION CONTRACTS (7.95%)

Counterparty	Expiration Date	Strike Price	Contracts	Premiums Received	Notional Value	Value (Note 2)
Put Option Contracts - (1.04%)
S&P 500® Mini Index
Jefferies	04/12/19	$240.84	(1,025)	$897,861	$(29,052,600)	$(165)
Jefferies	05/14/19	243.72	(1,150)	890,909	(32,595,600)	(26,058)
Jefferies	06/14/19	249.27	(1,000)	747,702	(28,344,000)	(102,181)
Jefferies	07/12/19	252.00	(1,100)	804,058	(31,178,400)	(207,525)
Jefferies	08/14/19	253.26	(1,100)	889,577	(31,178,400)	(313,552)
Jefferies	09/13/19	260.73	(1,105)	791,961	(31,320,120)	(112,910)
Jefferies	10/14/19	249.26	(1,200)	1,085,649	(34,012,800)	(457,812)
Jefferies	11/14/19	243.45	(550)	530,584	(15,589,200)	(206,896)
Jefferies	11/14/19	234.62	(610)	470,737	(17,289,840)	(177,145)
Jefferies	12/13/19	234.62	(1,170)	967,247	(33,162,480)	(392,993)
Jefferies	01/14/20	249.03	(1,200)	905,644	(34,012,800)	(675,392)
Jefferies	02/14/20	254.48	(680)	477,834	(19,273,920)	(487,081)
				9,459,763	(337,010,160)	(3,159,710)
Call Option Contracts - (6.91%)
S&P 500® Mini Index
Jefferies	04/12/19	280.25	(2,050)	2,197,523	(58,105,200)	(970,664)
Jefferies	05/14/19	283.13	(2,300)	2,126,828	(65,191,200)	(1,258,204)
Jefferies	06/14/19	289.25	(2,000)	2,043,414	(56,688,000)	(776,790)
Jefferies	07/12/19	292.00	(2,200)	2,158,117	(62,356,800)	(891,364)
Jefferies	08/14/19	293.89	(2,200)	2,234,565	(62,356,800)	(1,014,809)
Jefferies	09/13/19	302.10	(2,210)	2,025,932	(62,640,240)	(598,441)
Jefferies	10/14/19	291.07	(2,400)	2,711,308	(68,025,600)	(1,974,345)
Jefferies	11/14/19	285.49	(1,100)	1,321,877	(31,178,400)	(1,370,673)
Jefferies	11/14/19	272.55	(1,220)	1,252,583	(34,579,680)	(2,585,471)
Jefferies	12/13/19	273.33	(2,340)	2,475,045	(66,324,960)	(5,035,671)
Jefferies	01/14/20	288.81	(2,400)	2,432,898	(68,025,600)	(3,006,554)
Jefferies	02/14/20	294.12	(1,360)	1,309,277	(38,547,840)	(1,438,847)
				24,289,367	(674,020,320)	(20,921,833)
TOTAL WRITTEN OPTION CONTRACTS				$33,749,130	$(1,011,030,480)	$(24,081,543)

See Notes to Financial Statements.

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Beacon Trust Funds	Statements of Assets and Liabilities

March 31, 2019 (Unaudited)

	BEACON ACCELERATED RETURN STRATEGY FUND	BEACON PLANNED RETURN STRATEGY FUND
ASSETS:
Investments, at value (Cost $119,210,704 and $323,905,322)	$123,373,415	$327,480,348
Cash and cash equivalents	6,800	14,183
Dividends and interest receivable	95	354
Other assets	20,002	37,653
Total Assets	123,400,312	327,532,538

LIABILITIES:
Written options, at value (premiums received $4,783,366 and $33,749,130)	3,415,080	24,081,543
Payable for administration and transfer agency fees	16,670	39,095
Payable for shares redeemed	50,000	41,281
Payable to adviser	101,999	261,276
Payable for distribution and service fees	31,775	69,642
Payable for professional fees	13,819	19,701
Payable for trustees’ fees and expenses	28	73
Payable to Chief Compliance Officer fees	897	1,562
Accrued expenses and other liabilities	4,011	9,179
Total Liabilities	3,634,279	24,523,352
NET ASSETS	$119,766,033	$303,009,186

NET ASSETS CONSIST OF:
Paid-in capital (Note 5)	$124,362,019	$300,452,375
Total distributable earnings	(4,595,986)	2,556,811
NET ASSETS	$119,766,033	$303,009,186

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2019	13

Beacon Trust Funds	Statements of Assets and Liabilities

March 31, 2019 (Unaudited)

	BEACON ACCELERATED RETURN STRATEGY FUND	BEACON PLANNED RETURN STRATEGY FUND
PRICING OF SHARES
Class A :
Net Asset Value, offering and redemption price per share	$9.53	$9.99
Net Assets	$10,342	$10,390
Shares of beneficial interest outstanding	1,085	1,040
Maximum offering price per share (NAV/0.95, based on maximum sales charge of 5.00% of the offering price)	$10.03	$10.52
Institutional Class :
Net Asset Value, offering and redemption price per share	$9.56	$10.01
Net Assets	$119,755,691	$302,998,796
Shares of beneficial interest outstanding	12,532,682	30,267,975

See Notes to Financial Statements.

14	www.beacontrust.com

Beacon Trust Funds	Statements of Operations

For the Period Ended March 31, 2019 (Unaudited)

	BEACON ACCELERATED RETURN STRATEGY FUND	BEACON PLANNED RETURN STRATEGY FUND
INVESTMENT INCOME:
Dividends	$33,161	$67,628
Total Investment Income	33,161	67,628

EXPENSES:
Investment advisory fees (Note 8)	628,642	1,568,394
Administration fees	51,900	128,478
Shareholder service fees
Institutional Class	4,359	25,638
Distribution fees
Class A	12	13
Custody fees	2,399	2,614
Legal fees	5,019	11,993
Audit and tax fees	9,541	9,633
Transfer agent fees	14,110	30,473
Trustees fees and expenses	6,207	15,453
Registration and filing fees	18,591	23,755
Printing fees	2,397	6,138
Chief Compliance Officer fees	4,475	10,484
Insurance fees	2,051	6,283
Offering costs	233	230
Other expenses	2,733	4,136
Total Expenses	752,669	1,843,715
NET INVESTMENT LOSS	(719,508)	(1,776,087)

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS AND WRITTEN OPTIONS:
Net realized gain/(loss) on:
Investments	(1,301,930)	(2,190,418)
Written options	3,373,829	13,141,533
Net realized gain	2,071,899	10,951,115
Change in unrealized appreciation/(depreciation) on:
Investments	(12,601,695)	(40,000,574)
Written options	6,653,352	33,382,547
Net change	(5,948,343)	(6,618,027)

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS AND WRITTEN OPTIONS	(3,876,444)	4,333,088
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(4,595,952)	$2,557,001

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2019	15

Beacon Accelerated Return Strategy Fund	Statement of Changes in Net Assets

	For the Six Months Ended March 31, 2019 (Unaudited)	For the Period Ended September 30, 2018 (a)
OPERATIONS:
Net investment loss	$(719,508)	$(1,773,483)
Net realized gain on investments and written options	2,071,899	9,097,658
Net change in unrealized appreciation/(depreciation) on investments and written options	(5,948,343)	11,479,340
Net increase/(decrease) in net assets resulting from operations	(4,595,952)	18,803,515

DISTRIBUTIONS TO SHAREHOLDERS
Class A (b)	(1,311)	–
Institutional Class	(17,982,239)	(870,244)
Total distributions	(17,983,550)	(870,244)

BENEFICIAL SHARE TRANSACTIONS (Note 6):
Class A (b)
Shares sold	–	10,000
Dividends reinvested	1,311	–
Net increase from beneficial share transactions	1,311	10,000
Institutional Class
Shares sold	19,760,888	151,518,922
Dividends reinvested	17,459,214	153,524
Shares redeemed	(49,404,169)	(15,087,426)
Net increase/(decrease) from beneficial share transactions	(12,184,067)	136,585,020

Net increase/(decrease) in net assets	(34,762,258)	154,528,291

NET ASSETS:
Beginning of period	154,528,291	–
End of period	$119,766,033	$154,528,291

(a)	Commenced operations on October 2, 2017.
(b)	Commenced operations on June 11, 2018.

See Notes to Financial Statements.

16	www.beacontrust.com

Beacon Planned Return Strategy Fund	Statement of Changes in Net Assets

	For the Six Months Ended March 31, 2019 (Unaudited)	For the Period Ended September 30, 2018 (a)
OPERATIONS:
Net investment loss	$(1,776,087)	$(4,140,058)
Net realized gain on investments and written options	10,951,115	9,765,102
Net change in unrealized appreciation/(depreciation) on investments and written options	(6,618,027)	19,860,640
Net increase in net assets resulting from operations	2,557,001	25,485,684

DISTRIBUTIONS TO SHAREHOLDERS
Class A (b)	(762)	–
Institutional Class	(24,405,566)	(1,129,696)
Total distributions	(24,406,328)	(1,129,696)

BENEFICIAL SHARE TRANSACTIONS (Note 6):
Class A (b)
Shares sold	–	10,000
Dividends reinvested	762	–
Net increase from beneficial share transactions	762	10,000
Institutional Class
Shares sold	19,560,409	370,673,094
Dividends reinvested	21,646,863	293,880
Shares redeemed	(67,954,708)	(43,727,775)
Net increase/(decrease) from beneficial share transactions	(26,747,436)	327,239,199

Net increase/(decrease) in net assets	(48,596,001)	351,605,187

NET ASSETS:
Beginning of period	351,605,187	–
End of period	$303,009,186	$351,605,187

(a)	Commenced operations on October 2, 2017.
(b)	Commenced operations on June 11, 2018.

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2019	17

Beacon Accelerated Return Strategy Fund – Class A	Financial Highlights

For a Share Outstanding Throughout the Period Presented

	For the Six Months Ended March 31, 2019 (Unaudited)		For the Period Ended September 30, 2018 (a)
NET ASSET VALUE, BEGINNING OF PERIOD	$11.29		$10.78

INCOME/(LOSS) FROM OPERATIONS:
Net investment loss(b)	(0.07)		(0.05)
Net realized and unrealized gain/(loss) on investments	(0.28)		0.56
Total from investment operations	(0.35)		0.51

LESS DISTRIBUTIONS:
From net realized gains on investments	(1.41)		–
Total Distributions	(1.41)		–
NET INCREASE/(DECREASE) IN NET ASSET VALUE	(1.76)		0.51
NET ASSET VALUE, END OF PERIOD	$9.53		$11.29

TOTAL RETURN(c)	(1.22%)		4.73%

SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$10		$10

RATIOS TO AVERAGE NET ASSETS
Operating expenses (d)	1.42	%(e)	1.61	%(e)
Net investment loss	(1.37	%)(e)	(1.57	%)(e)

PORTFOLIO TURNOVER RATE(f)(g)	0%		0%

(a)	Commenced operations on June 11, 2018.
(b)	Calculated using the average shares method.
(c)	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)	According to the Fund’s shareholder services plan with respect to the Fund’s Class A shares, any amount of fees accrued according to the plan but not paid during the Fund’s fiscal year for such service activities shall be reimbursed to the Fund as soon as practical. Fees were reimbursed to the Fund during the period ended March 31, 2019 and period ended September 30, 2018, respectively, in the amount of 0.11% (annualized) and 0.11% (annualized) of average net assets of Class A shares.
(e)	Annualized.
(f)	Portfolio turnover rate for periods less than one full year have not been annualized.
(g)	All securities whose maturity or expiration date at time of acquisition were one year or less are excluded from the portfolio turnover calculation.

See Notes to Financial Statements.

18	www.beacontrust.com

Beacon Accelerated Return Strategy Fund – Institutional Class	Financial Highlights

For a Share Outstanding Throughout the Period Presented

	For the Six Months Ended March 31, 2019 (Unaudited)		For the Period Ended September 30, 2018 (a)
NET ASSET VALUE, BEGINNING OF PERIOD	$11.30		$10.00

INCOME/(LOSS) FROM OPERATIONS:
Net investment loss(b)	(0.06)		(0.13)
Net realized and unrealized gain/(loss) on investments	(0.27)		1.49
Total from investment operations	(0.33)		1.36

LESS DISTRIBUTIONS:
From net realized gains on investments	(1.41)		(0.06)
Total Distributions	(1.41)		(0.06)
NET INCREASE/(DECREASE) IN NET ASSET VALUE	(1.74)		1.30
NET ASSET VALUE, END OF PERIOD	$9.56		$11.30

TOTAL RETURN(c)	(1.02%)		13.70%

SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$119,756		$154,518

RATIOS TO AVERAGE NET ASSETS
Operating expenses (d)	1.20	%(e)	1.29	%(e)
Net investment loss	(1.15	%)(e)	(1.25	%)(e)

PORTFOLIO TURNOVER RATE(f)(g)	0%		0%

(a)	Commenced operations on October 2, 2017.
(b)	Calculated using the average shares method.
(c)	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	According to the Fund’s shareholder services plan with respect to the Fund’s Class I shares, any amount of fees accrued according to the plan but not paid during the Fund’s fiscal year for such service activities shall be reimbursed to the Fund as soon as practical. Fees were reimbursed to the Fund during the period ended March 31, 2019 and period ended September 30, 2018, respectively, in the amount of 0.06% (annualized) and 0.06% (annualized) of average net assets of Class I shares.
(e)	Annualized.
(f)	Portfolio turnover rate for periods less than one full year have not been annualized.
(g)	All securities whose maturity or expiration date at time of acquisition were one year or less are excluded from the portfolio turnover calculation.

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2019	19

Beacon Planned Return Strategy Fund – Class A	Financial Highlights

For a Share Outstanding Throughout the Period Presented

	For the Six Months Ended March 31, 2019 (Unaudited)		For the Period Ended September 30, 2018 (a)
NET ASSET VALUE, BEGINNING OF PERIOD	$10.72		$10.45

INCOME/(LOSS) FROM OPERATIONS:
Net investment loss(b)	(0.07)		(0.05)
Net realized and unrealized gain on investments	0.14		0.32
Total from investment operations	0.07		0.27

LESS DISTRIBUTIONS:
From net realized gains on investments	(0.80)		–
Total Distributions	(0.80)		–
NET INCREASE/(DECREASE) IN NET ASSET VALUE	(0.73)		0.27
NET ASSET VALUE, END OF PERIOD	$9.99		$10.72

TOTAL RETURN(c)	1.32%		2.58%

SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$10		$10

RATIOS TO AVERAGE NET ASSETS
Operating expenses (d)	1.40	%(e)	1.56	%(e)
Net investment loss	(1.35	%)(e)	(1.53	%)(e)

PORTFOLIO TURNOVER RATE(f)(g)	0%		0%

(a)	Commenced operations on June 11, 2018.
(b)	Calculated using the average shares method.
(c)	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	According to the Fund’s shareholder services plan with respect to the Fund’s Class A shares, any amount of fees accrued according to the plan but not paid during the Fund’s fiscal year for such service activities shall be reimbursed to the Fund as soon as practical. Fees were reimbursed to the Fund during the period ended March 31, 2019 and period ended September 30, 2018, respectively, in the amount of 0.11% (annualized) and 0.11% (annualized) of average net assets of Class A shares.
(e)	Annualized.
(f)	Portfolio turnover rate for periods less than one full year have not been annualized.
(g)	All securities whose maturity or expiration date at time of acquisition were one year or less are excluded from the portfolio turnover calculation.

See Notes to Financial Statements.

20	www.beacontrust.com

Beacon Planned Return Strategy Fund – Institutional Class	Financial Highlights

For a Share Outstanding Throughout the Period Presented

	For the Six Months Ended March 31, 2019 (Unaudited)		For the Period Ended September 30, 2018 (a)
NET ASSET VALUE, BEGINNING OF PERIOD	$10.73		$10.00

INCOME/(LOSS) FROM OPERATIONS:
Net investment loss(b)	(0.14)		(0.13)
Net realized and unrealized gain on investments	0.22		0.89
Total from investment operations	0.08		0.76

LESS DISTRIBUTIONS:
From net realized gains on investments	(0.80)		(0.03)
Total Distributions	(0.80)		(0.03)
NET INCREASE/(DECREASE) IN NET ASSET VALUE	(0.72)		0.73
NET ASSET VALUE, END OF PERIOD	$10.01		$10.73

TOTAL RETURN(c)	1.42%		7.64%

SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$302,999		$351,595

RATIOS TO AVERAGE NET ASSETS
Operating expenses (d)	1.18	%(e)	1.25	%(e)
Net investment loss	(1.13	%)(e)	(1.23	%)(e)

PORTFOLIO TURNOVER RATE(f)(g)	0%		0%

(a)	Commenced operations on October 2, 2017.
(b)	Calculated using the average shares method.
(c)	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	According to the Fund’s shareholder services plan with respect to the Fund’s Class I shares, any amount of fees accrued according to the plan but not paid during the Fund’s fiscal year for such service activities shall be reimbursed to the Fund as soon as practical. Fees were reimbursed to the Fund during the period ended March 31, 2019 and period ended September 30, 2018, respectively, in the amount of 0.06% (annualized) and 0.06% (annualized) of average net assets of Class I shares.
(e)	Annualized.
(f)	Portfolio turnover rate for periods less than one full year have not been annualized.
(g)	All securities whose maturity or expiration date at time of acquisition were one year or less are excluded from the portfolio turnover calculation.

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2019	21

Beacon Trust Funds	Notes to Financial Statements

March 31, 2019 (Unaudited)

1. ORGANIZATION

ALPS Series Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of multiple separate portfolios or series. This semi-annual report describes the Beacon Accelerated Return Strategy Fund and the Beacon Planned Return Strategy Fund (each, a “Fund” and collectively, the “Funds”). The Funds are non-diversified and the primary investment objectives are to deliver capital appreciation and generate positive alpha for the Beacon Accelerated Return Strategy Fund, and capital preservation and capital appreciation for the Beacon Planned Return Strategy Fund. The Funds currently offer Class A shares and Institutional Class shares. Each share class of the Funds has identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes. The Board of Trustees (the “Board”) may establish additional funds and classes of shares at any time in the future without shareholder approval.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America for investment companies (“U.S. GAAP”). The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their financial statements.

Investment Valuation: The Funds generally value their securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

FLEX Options are customized option contracts available through the Chicago Board Options Exchange (“CBOE”). Flexible Exchange Options are valued based on prices supplied by an independent third-party pricing service, which utilizes pricing models that incorporate various inputs such as interest rates, credit spreads currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-money contracts on a given strike price.

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value (“NAV”), with the exception of exchange-traded open-end investment companies, which are priced as equity securities. Money market funds, representing short-term investments, are valued at their net asset value.

When such prices or quotations are not available, or when the Fair Value Committee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

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Beacon Trust Funds	Notes to Financial Statements

March 31, 2019 (Unaudited)

Fair Value Measurements: The Funds disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Funds’ investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly); and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

Semi-Annual Report | March 31, 2019	23

Beacon Trust Funds	Notes to Financial Statements

March 31, 2019 (Unaudited)

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2019:

BEACON ACCELERATED RETURN STRATEGY FUND

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Purchased Options	–	121,664,694	–	121,664,694
Short Term Investments	1,708,721	–	–	1,708,721
Total	$1,708,721	$121,664,694	$–	$123,373,415

	Valuation Inputs
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Liabilities
Written Options	$–	$(3,415,080)	$–	$(3,415,080)
TOTAL	$–	$(3,415,080)	$–	$(3,415,080)

BEACON PLANNED RETURN STRATEGY FUND

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Purchased Options	–	321,765,782	–	321,765,782
Short Term Investments	5,714,566	–	–	5,714,566
Total	$5,714,566	$321,765,782	$–	$327,480,348

	Valuation Inputs
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Liabilities
Written Options	$–	$(24,081,543)	$–	$(24,081,543)
TOTAL	$–	$(24,081,543)	$–	$(24,081,543)

There were no Level 3 securities held during the period.

Cash & Cash Equivalents: The Funds consider their investment in a Federal Deposit Insurance Corporation (“FDIC”) insured interest bearing account to be cash and cash equivalents. Cash and cash equivalents are valued at cost plus any accrued interest. The Funds maintains cash balances, which, at times may exceed federally insured limits. The Funds maintains these balances with a high quality financial institution.

Concentration of Credit Risk: The Funds place their cash with a banking institution, which is insured by FDIC. The FDIC limit is $250,000. At various times throughout the year, the amount on deposit may exceed the FDIC limit and subject the Funds to a credit risk. The Funds do not believe that such deposits are subject to any unusual risk associated with investment activities.

24	www.beacontrust.com

Beacon Trust Funds	Notes to Financial Statements

March 31, 2019 (Unaudited)

Offering Costs: The Funds incurred offering costs during the period ended March 31, 2019. These offering costs, including fees for printing initial prospectuses, legal and registration fees, are being amortized over the first twelve months from the inception date of the Funds. Amounts amortized through March 31, 2019 are expensed in the Funds’ Statements of Operations and amounts that remain to be amortized are shown on the Funds’ Statements of Assets and Liabilities.

Trust Expenses: Some expenses of the Trust can be directly attributed to a Fund. Expenses that cannot be directly attributed to a Fund are apportioned among all funds in the Trust based on average net assets of each fund.

Fund Expenses: Some expenses can be directly attributed to a Fund and are apportioned among the classes based on average net assets of each class.

Class Expenses: Expenses that are specific to a class of shares are charged directly to that share class. Fees provided under the distribution and services plan for a particular class of a Fund are charged to the operations of such class.

Federal Income Taxes: The Funds comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and intend to distribute substantially all of their net taxable income and net capital gains, if any, each year so that they will not be subject to excise tax on undistributed income and gains. The Funds are not subject to income taxes to the extent such distributions are made.

As of and during the period ended March 31, 2019, the Funds did not have a liability for any unrecognized tax benefits in the accompanying financial statements. The Funds recognize interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of Operations. The Funds file U.S. federal, state and local income tax returns as required. The Funds’ tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. The Funds’ administrator has analyzed the Funds’ tax positions and has concluded that as of March 31, 2019, no provision for income tax is required in the Funds’ financial statements related to these tax positions.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date basis) for financial reporting purposes. Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date, or for certain foreign securities, as soon as information is available to a Fund. Withholding taxes on foreign dividends are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statements of Operations. All of the realized and unrealized gains and losses and net investment income are allocated daily to each class in proportion to its average daily net assets.

Distributions to Shareholders: The Funds normally pay dividends, if any, and distribute capital gains, if any, on an annual basis. Income dividend distributions are derived from interest, dividends and other income the Funds receive from their investments, including short- term capital gains. Long-term capital gain distributions are derived from gains realized when a Fund sells a security it has owned for more than one year. A Fund may make additional distributions and dividends at other times if its portfolio manager or managers believe doing so may be necessary for the Fund to avoid or reduce taxes. Net investment income/(loss) and net realized gain/(loss) may differ for financial statement and tax purposes.

Semi-Annual Report | March 31, 2019	25

Beacon Trust Funds	Notes to Financial Statements

March 31, 2019 (Unaudited)

3. DERIVATIVE INSTRUMENTS

The Funds’ investment objectives permit the Funds to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency contracts, currency swaps and purchased and written options. In doing so, the Funds may employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent in derivatives that make them more attractive for this purpose than equity or debt securities; they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Risk of Investing in Derivatives: The Funds’ use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Funds are using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Funds, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Funds to increase their market value exposure relative to their net assets and can substantially increase the volatility of the Funds’ performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to sell or close out the derivative in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds. In addition, use of derivatives may increase or decrease exposure to the following risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market. Associated risks can be different for each type of derivative.

Option Contracts: Each Fund may enter into options transactions for hedging purposes and for nonhedging purposes such as seeking to enhance return. Each Fund may write covered put and call options on any stocks or stock indices, currencies traded on domestic and foreign securities exchanges, or futures contracts on stock indices, interest rates and currencies traded on domestic and, to the extent permitted by the U.S. Commodity Futures Trading Commission, foreign exchanges. A call option on an asset written by a Fund obligates the Fund to sell the specified asset to the holder (purchaser) at a stated price (the exercise price) if the option is exercised before a specified date (the expiration date). A put option on an asset written by a Fund obligates the Fund to buy the specified asset from the purchaser at the exercise price if the option is exercised before the expiration date. Premiums received when writing options are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses.

26	www.beacontrust.com

Beacon Trust Funds	Notes to Financial Statements

March 31, 2019 (Unaudited)

The Funds use FLEX Options, which are customized equity or index option contracts that trade on an exchange, but that provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. Like standardized exchange-traded options, FLEX Options are guaranteed for settlement by The Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. FLEX Options provide investors with the ability to customize key terms, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of Over-the-Counter (“OTC”) options positions. The Funds bear the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In a less liquid market for the FLEX Options, the Funds may have difficulty closing out certain FLEX Options positions at desired times and prices.

Purchased Options: When the Funds purchase an option, an amount equal to the premium paid by the Funds are recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Funds enter into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Purchased options are non-income producing securities.

Written Options: When the Funds write an option, an amount equal to the premium received by the Funds are recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gain from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Funds have realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Funds. The Funds, as writers of an option, bear the market risk of an unfavorable change in the price of the security underlying the written option.

Semi-Annual Report | March 31, 2019	27

Beacon Trust Funds	Notes to Financial Statements

March 31, 2019 (Unaudited)

The average option contract notional amount during the period ended March 31, 2019, is noted below for each of the Funds.

Derivative Type	Unit of Measurement	Monthly Average
Beacon Accelerated Return Strategy Fund
Purchased Option Contracts	Notional value of contracts outstanding	$239,635,782
Written Option Contracts	Notional value of contracts outstanding	$239,635,782

Derivative Type	Unit of Measurement	Monthly Average
Beacon Planned Return Strategy Fund
Purchased Option Contracts	Notional value of contracts outstanding	$1,029,720,585
Written Option Contracts	Notional value of contracts outstanding	$1,029,720,585

Derivative Instruments: The following tables disclose the amounts related to the Funds’ use of Derivative instruments.

The effect of derivative instruments on the Statements of Assets and Liabilities as of March 31, 2019:

Risk Exposure	Statements of Assets and Liabilities Location	Fair Value of Asset Derivatives	Statements of Assets and Liabilities Location	Fair Value of Liability Derivatives
Beacon Accelerated Return Strategy Fund
Equity Contracts (Purchased Options/ Written Options)	Investments, at value	$121,664,694	Written Options, at value	$3,415,080
		$121,664,694		$3,415,080

Beacon Planned Return Strategy Fund
Equity Contracts (Purchased Options/ Written Options)	Investments, at value	$321,765,782	Written Options, at value	$24,081,543
		$321,765,782		$24,081,543

28	www.beacontrust.com

Beacon Trust Funds	Notes to Financial Statements

March 31, 2019 (Unaudited)

The effect of derivative instruments on the Statements of Operations for the period ended March 31, 2019:

Risk Exposure	Statements of Operations Location	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Gain (Loss) on Derivatives Recognized in Income
Beacon Accelerated Return Strategy Fund
Equity Contracts (Purchased Options)	Net realized gain/(loss) on investments/Net change in unrealized appreciation/ (depreciation) on investments	$(1,301,450)	$(12,601,695)
Equity Contracts (Written Options)	Net realized gain/(loss) on written option contracts/Net change in unrealized appreciation/ (depreciation) on written option contracts	3,373,829	6,653,352
Total		$2,072,379	$(5,948,343)
Beacon Planned Return Strategy Fund
Equity Contracts (Purchased Options)	Net realized gain/(loss) on investments/Net change in unrealized appreciation/ (depreciation) on investments	$(2,189,068)	$(40,000,574)
Equity Contracts (Written Options)	Net realized gain/(loss) on written option contracts/Net change in unrealized appreciation/ (depreciation) on written option contracts	13,141,533	33,382,547
Total		$10,952,465	$(6,618,027)

4. TAX BASIS INFORMATION

Tax Basis of Distributions to Shareholders: The character of distributions made during the period from net investment income or net realized gains may differ from its ultimate characterization for Federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain were recorded by the Funds. The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end. Accordingly, tax basis balances have not been determined as of the date of the semi-annual report.

Semi-Annual Report | March 31, 2019	29

Beacon Trust Funds	Notes to Financial Statements

March 31, 2019 (Unaudited)

Unrealized Appreciation and Depreciation on Investments and Derivative Instruments: As of March 31, 2019, the aggregate costs of investments, gross unrealized appreciation/(depreciation) and net unrealized appreciation of instruments and derivative instruments for Federal tax purposes were as follows:

	Beacon Accelerated Return Strategy Fund	Beacon Planned Return Strategy Fund
Gross unrealized appreciation (excess of value over tax cost)	$7,879,263	$31,285,127
Gross unrealized depreciation (excess of tax cost over value)	(2,348,266)	(18,042,514)
Net unrealized appreciation	$5,530,997	$13,242,613
Cost of investments for income tax purposes	$119,210,704	$323,905,322

The tax character of distributions paid during the fiscal period ended September 30, 2018, were as follows:

	Ordinary Income	Long-Term Capital Gains
Beacon Accelerated Return Strategy Fund	$101,843	$768,401
Beacon Planned Return Strategy Fund	–	1,129,696

5. SECURITIES TRANSACTIONS

Purchases and sales of securities, excluding short-term securities, during the period ended March 31, 2019 were as follows:

	Purchases of Securities	Proceeds from Sales of Securities
Beacon Accelerated Return Strategy Fund	$–	$–
Beacon Planned Return Strategy Fund	–	–

6. BENEFICIAL SHARE TRANSACTIONS

The capitalization of the Trust consists of an unlimited number of shares of beneficial interest with no par value per share. Holders of the shares of the Funds have one vote for each share held and a proportionate fraction of a vote for each fractional share. All shares issued and outstanding are fully paid and are transferable and redeemable at the option of the shareholder. Shares have no pre-emptive rights. Neither the Funds nor any of their creditors have the right to require shareholders to pay any additional amounts solely because the shareholder owns the shares.

Shares redeemed within 60 days of purchase may incur a 2.00% short-term redemption fee deducted from the redemption amount. For the period ended March 31, 2019, the redemption fees charged by the Funds, if any, are presented in the Statements of Changes in Net Assets.

30	www.beacontrust.com

Beacon Trust Funds	Notes to Financial Statements

March 31, 2019 (Unaudited)

Transactions in common shares were as follows:

	For the Six Months Ended March 31, 2019 (Unaudited)	For the Period Ended September 30, 2018

Beacon Accelerated Return Strategy Fund
Class A(a)
Shares sold	–	927
Shares issued in reinvestment of distributions to shareholders	158	–
Shares redeemed	–	–
Net increase in shares outstanding	158	927
Institutional Class(b)
Shares sold	1,973,094	15,086,370
Shares issued in reinvestment of distributions to shareholders	2,098,463	14,805
Shares redeemed	(5,208,234)	(1,431,816)
Net increase/(decrease) in shares outstanding	(1,136,677)	13,669,359

Beacon Planned Return Strategy Fund
Class A(a)
Shares sold	–	957
Shares issued in reinvestment of distributions to shareholders	83	–
Shares redeemed	–	–
Net increase in shares outstanding	83	957
Institutional Class(b)
Shares sold	2,074,775	37,004,843
Shares issued in reinvestment of distributions to shareholders	2,368,366	28,840
Shares redeemed	(6,940,052)	(4,268,797)
Net increase/(decrease) in shares outstanding	(2,496,911)	32,764,886

(a)	Commenced operations June 11, 2018.
(b)	Commenced operations October 2, 2017.

Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. Approximately 96% of the outstanding shares of the Beacon Accelerated Return Fund are held by one omnibus account. Approximately 85% of the outstanding shares of the Beacon Planned Return Strategy Fund are owned by one omnibus account. Share transaction activities of these shareholders could have a material impact on the Funds.

Semi-Annual Report | March 31, 2019	31

Beacon Trust Funds	Notes to Financial Statements

March 31, 2019 (Unaudited)

7. MANAGEMENT AND RELATED PARTY TRANSACTIONS

Investment Advisory: Beacon Investment Advisory Services, Inc. (the “Adviser”), subject to the authority of the Board, is responsible for the management of the Funds’ portfolios. The Adviser manages the investments of the Funds in accordance with the Funds’ investment objectives, policies and limitations and investment guidelines established jointly by the Adviser and the Board.

Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser, each Fund pays the Adviser an annual management fee that is based on the Fund’s average daily net assets. The management fee is paid on a monthly basis. The contractual management fee rate is 1.00% for the Beacon Accelerated Return Strategy Fund and Beacon Planned Return Strategy Fund. The initial term of the Advisory Agreement is two years. The Board may extend the Advisory Agreement for additional one-year terms. The Board and shareholders of a Fund may terminate the Advisory Agreement upon 30 days’ written notice. The Adviser may terminate the Advisory Agreement upon 60 days’ notice.

Pursuant to a fee waiver letter agreement (the “Fee Waiver Agreement”), the Adviser has contractually agreed to limit the amount of each Fund’s Total Annual Fund Operating Expenses, exclusive of Rule 12b-1 Fees, Acquired Fund Fees and Expenses, brokerage expenses, interest expenses, taxes and extraordinary expenses to an annual rate of 1.40% of the Beacon Accelerated Return Strategy Fund’s average daily net assets for each of the Class A shares and the Institutional Class shares and 1.40% of the Beacon Planned Return Strategy Fund’s average daily net assets for the Class A shares and the Institutional Class shares. The Fee Waiver Agreement is in effect through January 31, 2020. The Adviser may not terminate the Fee Waiver Agreement without the approval of the Trust’s Board. The Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through the Fee Waiver Agreement only to the extent that the Fund’s expenses in later periods do not exceed the lesser of: (1) the contractual expense limit in effect at the time the Adviser waives or limits the expenses; or (2) the contractual expense limit in effect at the time the Adviser seeks to recover the expenses; provided, however, that the Funds will not be obligated to reimburse any such expenses borne by the Adviser more than three years after the date on which the fee or expense was waived or limited or assumed and paid by the Adviser, as calculated on a monthly basis. There were no fees waived or reimbursed for the period ended March 31, 2019.

Administrator: ALPS Fund Services, Inc. (“ALPS”) (an affiliate of ALPS Distributors, Inc.) serves as administrator to each Fund. The Funds have agreed to pay expenses incurred in connection with its administrative activities. Pursuant to the Administration, Bookkeeping and Pricing Services Agreement with the Trust, ALPS will provide operational services to the Funds including, but not limited to, fund accounting and fund administration and generally assist in each Fund’s operations. Each Fund’s administration fee is accrued on a daily basis and paid monthly. The officers and an Interested Trustee of the Trust are employees of ALPS. Administration fees paid by the Funds for the period ended March 31, 2019 are disclosed in the Statements of Operations. ALPS is reimbursed by the Funds for certain out-of-pocket expenses.

Transfer Agent: ALPS serves as transfer agent for each Fund under a Transfer Agency and Services Agreement with the Trust. Under this agreement, ALPS is paid an annual fee for services performed on behalf of the Funds plus fees for open accounts and is reimbursed for certain out-of-pocket expenses.

32	www.beacontrust.com

Beacon Trust Funds	Notes to Financial Statements

March 31, 2019 (Unaudited)

Compliance Services: ALPS provides services as each Fund’s Chief Compliance Officer to monitor and test the policies and procedures of each Fund in conjunction with requirements under Rule 38a-1 of the 1940 Act pursuant to a Chief Compliance Officer Services Agreement with the Trust. Under this agreement, ALPS is paid an annual fee for services performed on behalf of the Funds and is reimbursed for certain out-of-pocket expenses.

Distribution: ALPS Distributors, Inc. (the “Distributor”) (an affiliate of ALPS) acts as the principal underwriter of each Fund’s shares pursuant to a Distribution Agreement with the Trust. Shares of each Fund are offered on a continuous basis through the Distributor, as agent of the Funds. The Distributor is not obligated to sell any particular amount of shares and is not entitled to any compensation for its services as the Funds’ principal underwriter pursuant to the Distribution Agreement.

Each Fund has adopted a Distribution and Services Plan (the “Plan”) pursuant to Rule 12b-1 of the 1940 Act for their Class A shares. The Plan allows the Funds to use Class A assets to pay fees in connection with the distribution and marketing of Class A shares and/or the provision of shareholder services to Class A shareholders. The Plan permits payment for services in connection with the administration of plans or programs that use Class A shares of the Funds, if any, as their funding medium and for related expenses. The Plan permits the Funds to make total payments at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to its Class A shares. Because these fees are paid out of the Fund’s Class A assets, if any, on an ongoing basis, over time they will increase the cost of an investment in the Class A shares, if any, and Class A Plan fees may cost an investor more than other types of sales charges. Plan fees are shown as distribution and service fees on the Statements of Operations.

Each Fund has adopted a shareholder services plan (“Shareholder Services Plan”) for its Class A shares and Institutional Class. Under the Shareholder Services Plan each Fund is authorized to pay banks and their affiliates and other institutions, including broker-dealers and Fund affiliates (“Participating Organizations”), an aggregate fee in an amount not to exceed on an annual basis 0.15% of the average daily net assets of each Fund’s Class A shares and Institutional Class shares, respectively, to Participating Organizations as compensation for providing shareholder service activities, which do not include distribution services, pursuant to an agreement with a Participating Organization.

8. TRUSTEES

As of March 31, 2019, there were four Trustees, three of whom are not “interested persons” (as defined in the 1940 Act) of the Trust (the “Independent Trustees”). Effective October 1, 2018, the Independent Trustees of the Trust will receive a quarterly retainer of $8,000, plus $4,000 for each regular Board or Committee meeting attended and $2,000 for each special telephonic or in-person Board or Committee meeting attended. Additionally, the Audit Committee Chair will receive a quarterly retainer of $1,250 and the Independent Chair will receive a quarterly retainer of $2,500. Previously, the Independent Trustees of the Trust received a quarterly retainer of $6,000, plus $4,000 for each regular Board or Committee meeting attended and $2,000 for each special telephonic or in-person Board or Committee meeting attended. Additionally, the Audit Committee Chair received a quarterly retainer of $1,250 and the Independent Chair received a quarterly retainer of $2,500. The Independent Trustees are also reimbursed for all reasonable out-of-pocket expenses relating to attendance at meetings.

Semi-Annual Report | March 31, 2019	33

Beacon Trust Funds	Notes to Financial Statements

March 31, 2019 (Unaudited)

9. INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that may contain general indemnification clauses which may permit indemnification to the extent permissible under applicable law. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

10. RECENT ACCOUNTING PRONOUNCEMENTS

In August 2018, the FASB issued ASU 2018-13, which changes the fair value measurement disclosure requirements of FASB ASC Topic 820, Fair Value Measurement. The update to Topic 820 includes new, eliminated, and modified disclosure requirements. ASU 2018-13 is effective for fiscal years beginning after December 15, 2019, including interim periods. Early adoption is permitted for any eliminated or modified disclosures. The Funds have elected to early adopt the eliminated and modified disclosures effective with the financial statements prepared as of March 31, 2019.

11. SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that there were no subsequent events to report through the issuance of these financial statements.

34	www.beacontrust.com

Beacon Trust Funds	Additional Information

March 31, 2019 (Unaudited)

1. PROXY VOTING POLICIES AND VOTING RECORD

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, (i) by calling the Funds (toll-free) at 1-844-894-9222 or (ii) on the website of the Securities and Exchange Commission (the “SEC”) at http://www.sec.gov.

Information regarding how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling the Funds (toll-free) at 1-844-894-9222 or (ii) on the SEC’s website at http://www.sec.gov.

2. PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC website at http://www.sec.gov.

Semi-Annual Report | March 31, 2019	35

This material must be preceded by a prospectus.

The Beacon Funds are distributed by ALPS Distributors, Inc.

Clarkston Funds

CLARKSTON PARTNERS FUND
CLARKSTON FUND
CLARKSTON FOUNDERS FUND

SEMI-ANNUAL REPORT

MARCH 31, 2019

Shareholder Letter	2
Portfolio Update
Clarkston Partners Fund	6
Clarkston Fund	9
Clarkston Founders Fund	12
Disclosure of Fund Expenses	15
Portfolios of Investments
Clarkston Partners Fund	17
Clarkston Fund	19
Clarkston Founders Fund	21
Statements of Assets and Liabilities	23
Statements of Operations	24
Statements of Changes in Net Assets
Clarkston Partners Fund	25
Clarkston Fund	26
Clarkston Founders Fund	27
Financial Highlights	28
Notes to Financial Statements	41
Additional Information	52

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website at www.clarkstonfunds.com and you will be notified by mail each time a report is posted and provided with a website link to access the report.

Beginning on January 1, 2019, you may, notwithstanding the availability of shareholder reports online, elect to receive all future shareholder reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with a Fund, you can call 1-844-680-6562 to let the Fund know you wish to continue receiving paper copies of your shareholder reports.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at www.clarkstonfunds.com.

Clarkston Funds	Shareholder Letter

March 31, 2019 (Unaudited)

Dear Shareholder:

The Investment Principles of Clarkston Capital

We are proud to say that our investment principles have remained constant since we first developed them in 2005. There are four principles or requirements for inclusion of a business in a Clarkston Fund’s portfolio. The first three are quality principles; requirements for inclusion on the Clarkston Bench. The fourth principle is valuation; the driver for movement from the Bench to purchase in a Fund. The principles that govern our philosophy are:

1.	Financial: We would rather a business put cash in the bank at the end of the year than into depreciating fixed assets that sit on the shop floor, and therefore, we look for businesses that generate lots of free cash flow. We identify these types of businesses utilizing Cash Returns on Net Operating Assets (CRONOA), which tells us how much cash a business generates per dollar of net operating assets deployed into the business. We want to own businesses that generate consistently high CRONOA over extended periods of time.

2.	Business: We want an “understandable” business and one with a stable-to-rising CRONOA. All else equal, a company with a stable or rising CRONOA will generate more cash in the future than a company with a declining CRONOA. We focus our time evaluating competitive advantages, or barriers that prevent other firms from competing away attractive CRONOA, and the sustainability of those competitive advantages.

3.	Management: The first two principles help us identify businesses that we believe can generate attractive and protected streams of future cash flows. When we find these businesses, we prefer to own them for long periods of time. Mismanagement is a big risk for these businesses. We look for management teams who are candid, who understand their businesses, and who allocate capital for the benefit of owners of their businesses.

4.	Valuation: We conduct our valuation analysis only after we have agreed that a business meets the first three “quality” principles. No business, even a “Clarkston Quality” business, is worth an infinite amount. Once we find a business that meets principles 1 through 3, we wait patiently to invest when the price is at a level that we consider to be comfortably lower than our estimate of intrinsic value.

Two Types of Businesses: Re-Investors and Capital Returners

The Management principle, because of its subjectivity, has been difficult to execute, but it’s also the one where we have learned the most. An important observation we have made, as it relates to capital allocation, has been our tendency to invest in one of two types of businesses: Re-Investors and Capital Returners. Re-Investors typically operate in larger addressable markets and possess limited market share. They have ample opportunities to reinvest capital back into their core operations and therefore grow more rapidly. Capital Returners typically operate in smaller mature “niche” markets and possess a large share of the end market. They have fewer growth opportunities and therefore, we believe returning capital to shareholders should be a vital component of their strategy. Note that many organizations operate as both Re-Investors and Capital Returners in separate business units.

Given the same financial attributes and business economics, we would rather invest in a company with greater investment opportunities and a more rapid growth profile. The business that invests a greater amount of capital at the same attractive CRONOA rate will generate more free cash flow than one that invests less. We seek to invest in Re-Investors when valuations are attractive, but this is not always the case.

2	www.clarkstonfunds.com

Clarkston Funds	Shareholder Letter

March 31, 2019 (Unaudited)

The challenges with Re-Investors are threefold: First, few businesses can deploy all their cash earnings back into the business for growth. Those that do today will not grow at above-average rates forever. Eventually, the growth rate of all good businesses approaches the growth rate of GDP. Second, Re-Investors attract competition due to the attractiveness of high CRONOA and high growth rates, which drives down the CRONOA overtime. This phenomenon has been magnified in an environment where there is too much capital (i.e., venture capital and large corporate-disruptive enterprises like Amazon) chasing too few Re-Investors. The third challenge is that Re-Investors are rarely cheap. Businesses that possess superior economics attract investors, who typically drive prices upward toward the value of the business. When growth slows, the shares revalue at lower valuations and investors that bought based on rapid growth get burned. We work very hard to avoid these situations.

After ten years of robust market returns, there are fewer and fewer opportunities to find Re-Investors at attractive prices. Over the past several years, we have had better luck finding mispriced Capital Returners. Capital Returners have the potential to become good performing investments and may offer less risk when acquired at attractive valuations.

Capital Returners and Micro-Niche Businesses

Ironically, most Capital Returners were once Re-Investors. They are “retired” Re-Investors whose end market growth slowed, leaving the business with attractive CRONOA but little need for reinvestment. We refer to these as “micro-niche businesses.”

Typically, micro-niche businesses operate in an industry characterized by maturing end markets with low single-digit to slightly negative unit growth. This limited end-market growth serves as a natural barrier to entrants because most organizations would rather chase fast-growing end markets. If a business dares to enter, it is forced to grow by stealing costly share from incumbents, as the market offers no organic growth. The total addressable market is relatively small, which serves as a built-in entry barrier for larger, financially strong competitors who are reluctant to invest in a market that could not have a meaningful effect on their existing profit pool. The industry has become an oligopoly; a hint that incumbents likely possess a form of competitive advantage. Often, this advantage is economies of scale; a product of a mature industry with limited growth and few experienced competitors. Ideally, the incumbent firms compete rationally, resulting in pricing actions at or above the level of inflation. Because growth and competition are muted, there is limited need for reinvestment back into the business. Therefore, incumbents generate lots of capital that in most cases should be returned to shareholders.

Capital Returners include uniform rental companies, medical waste companies, long-term care pharmacies, consumer products firms, and tool manufacturers.

Understanding the Capital Allocation Strategy of Capital Returners

We have found that the transition from Re-Investor to Capital Returner can be challenging. In very few cases does management get it right the first time. Most firms take longer than anticipated to transition. Some firms are forced to replace management. There is also a small group that never successfully transitions. Following is a list of some things we have learned about Capital Returners over the years:

Semi-Annual Report | March 31, 2019	3

Clarkston Funds	Shareholder Letter

March 31, 2019 (Unaudited)

1.	Management (and eventually all stakeholders) must accept that the business is no longer a growth company; a difficult task given the negative bias against slow-growth businesses. Additionally, executives are programmed early in their MBA studies to develop strategy and grow businesses. Management must be willing to set aside these strategic growth skills and transition to an investor mindset with strict attention to capital allocation.

2.	Focus should transition from demand to supply: Rapidly growing businesses focus on forecasting demand and designing strategies to capture growth. Less attention is paid to the costs of acquiring customers, integration, and capacity required to meet growth needs. As demand levels off, businesses must refocus their attention to the supply side of the equation. Excess capacity can lead to lower industry-wide pricing, which wreaks havoc on margins when coupled with reduced volumes. Lastly, management should focus on efficient operations, the cash cycle (the time it takes to turn raw materials into cash), constant cost improvement, and integrating past acquisitions.

3.	Reinvestment should focus on strengthening the core competitive advantages: Management should allocate capital to strengthening the competitive advantages, and thwarting off competition, new entrants, or disruptive technologies.

4.	Mergers and acquisitions should be limited to smaller businesses or parts of businesses that can be tucked-in to the company’s existing business or emerging technologies that can improve efficiency. We have seen some successful mergers and acquisitions of businesses that are adjacent to a company’s existing business, but the risks are higher. New platforms rarely work.

5.	Shareholders benefit from a transition in the capital allocation strategy from reinvestment to capital returns: Slow growth mature businesses that force investment for growth typically destroy shareholder value by growing with incrementally poor CRONOA. Once basic reinvestment needs are met, shareholders benefit more if excess free cash flow is returned via dividends and/or share repurchases. There is no shame in returning capital to shareholders for reallocation elsewhere. We believe that the optimal allocation to dividends versus share repurchases is a function of the company and the allocation skills of the management team.

6.	The Board of Directors must be independent and engaged: Board tenure requires a delicate mix of both experience and fresh ideas. Too much company experience may stifle progress and change. Management incentives need to be long-term focused and aligned with a capital return strategy. The Board needs to hold management accountable and make changes to the Chief Executive Officer role if necessary.

7.	Portfolio Optimization: Business segments that do not fit within the current capital allocation strategy of the parent (different customers, suppliers, or culture) should be pruned. Oftentimes, these types of businesses are starved for capital and perform much better under the umbrella of another parent or as a stand-alone business.

Investing Successfully in Capital Returners

After leaving one’s ego at the door, as one will not be bragging about owning Capital Returners at cocktail parties, there are two additional requirements involved with investing in these businesses. If one possesses the diligence to gather the appropriate information and the patience to wait out the transition, Capital Returners can be rewarding long-term investments.

4	www.clarkstonfunds.com

Clarkston Funds	Shareholder Letter

March 31, 2019 (Unaudited)

The information gathering process with Capital Returners is arduous and requires diligence; one must be willing to do the work to earn an informational edge. It requires several calls with management and as many visits as necessary to begin to understand what drives management. It can take several meetings to really understand their motivations and the culture of the business as well as understand whether that fits with the optimal capital allocation strategy. One hard-learned lesson for us: management can say one thing, but it does not mean they will follow through on that.

The transition from Re-Investor to Capital Returner is challenging for any organization and typically takes longer than most shareholders are willing to wait. The shareholder base will likely turn over. Growth investors will become frustrated with slowing growth and dump shares. It will take time for value investors to get comfortable with the business and valuation before they begin to accumulate shares. Therefore, there may be a “transitional” period when few investors want to own shares. It is during this period that we might get to buy shares at attractive prices.

When an investor has done the necessary due diligence on a business, including understanding management and their goals for allocating capital, practiced discipline in purchasing at an attractive valuation with a margin of safety, and demonstrated patience through the life of the investment, the investor has the potential to be rewarded by owning a business that was once a Re-Investor then became a Capital Returner.

Sincerely,

Jeffrey A. Hakala, CFA, CPA	Jerry W. Hakala, CFA

The Clarkston Bench is the list of businesses that we have determined meet our quality standards and are eligible for portfolio inclusion when the price of the stock meets our valuation standards.

Gross Domestic Product (GDP) is the monetary value of all the finished goods and services produced within a country’s borders in a specific time period.

A Master of Business Administration (MBA) is a graduate degree earned at a university that provides theoretical and practical training to help graduates gain a better understanding of general business management functions.

Margin of safety is a principle of investing in which an investor only purchases securities when their market price is significantly below their intrinsic value.

Past performance does not guarantee future results. The views and information discussed in this letter are as of the date of publication, are subject to change, and may not reflect the writer’s current views. The views expressed are those of Clarkston Capital Partners, LLC, the investment adviser to the Clarkston Funds, and represent an assessment of market conditions at a specific point in time, are opinions only and should not be relied upon as investment advice regarding a particular investment or markets in general. The information provided does not constitute a recommendation to buy or sell specific securities or investment vehicles. It should not be assumed that any investment will be profitable or will equal the performance of any securities or any sectors mentioned in this letter. The subject matter contained in this letter has been derived from several sources believed to be reliable and accurate at the time of compilation. Neither the Clarkston Funds nor Clarkston Capital Partners, LLC accepts any liability for losses, either direct or consequential, caused by the use of this information.

Semi-Annual Report | March 31, 2019	5

Clarkston Partners Fund	Portfolio Update

March 31, 2019 (Unaudited)

Top Ten Holdings (as a % of Net Assets)*

Stericycle, Inc.	7.90%
Willis Towers Watson PLC	6.07%
The Western Union Co.	6.06%
Brown & Brown, Inc.	5.33%
Legg Mason, Inc.	4.52%
Nielsen Holdings PLC	4.36%
LPL Financial Holdings, Inc.	4.01%
CDK Global, Inc.	3.32%
Actuant Corp.	3.06%
CH Robinson Worldwide, Inc.	2.70%
Top Ten Holdings	47.33%

Sector Allocation (as a % of Net Assets)*

Financial Services	33.78%
Producer Durables	21.00%
Consumer Discretionary	9.80%
Consumer Staples	6.75%
Technology	5.19%
Materials & Processing	1.92%
Cash, Cash Equivalents, & Other Net Assets	21.56%
Total	100.00%

*	Holdings are subject to change, and may not reflect the current or future position of the portfolio.

6	www.clarkstonfunds.com

Clarkston Partners Fund	Portfolio Update

March 31, 2019 (Unaudited)

Performance of a Hypothetical $25,000 Initial Investment (at Inception* through March 31, 2019)

The graph shown above represents historical performance of a hypothetical investment of $25,000 in the Institutional Class. Due to differing expenses, performance of the Founders Class will vary. Past performance does not guarantee future results. All returns reflect reinvested dividends, but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Average Annual Total Returns (as of March 31, 2019)

	3 Month	6 Month	1 Year	3 Year	Since Inception*
Clarkston Partners Fund – Founders Class	10.78%	-1.20%	2.18%	8.99%	8.81%
Clarkston Partners Fund – Institutional Class	10.72%	-1.17%	2.06%	8.88%	8.67%
Russell 2500TM Index TR	15.82%	-5.59%	4.48%	12.56%	10.06%

The performance data quoted above represents past performance. Past performance is not a guarantee of future results. Investment return and value of the Fund shares will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Fund performance current to the most recent month end is available by calling (844) 680-6562 or by visiting www.clarkstonfunds.com.

*	Fund’s inception date is September 15, 2015.

The Russell 2500TM Index TR measures the performance of the small- to mid-cap segment of the U.S. equity universe, commonly referred to as “smid” cap. The Russell 2500TM Index TR is a subset of the Russell 3000® Index. It includes approximately 2,500 of the smallest securities based on a combination of their market cap and current index membership. The Russell 2500TM Index TR is constructed to provide a comprehensive and unbiased barometer for the small- to mid-cap segment. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

Semi-Annual Report | March 31, 2019	7

Clarkston Partners Fund	Portfolio Update

March 31, 2019 (Unaudited)

Frank Russell Company (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes or underlying data and no party may rely on any Russell Indexes and/or underlying data contained in this communication. No further distribution of Russell Data is permitted without Russell’s express written consent. Russell does not promote, sponsor or endorse the content of this communication.

Returns of less than 1 year are cumulative.

Indices are not actively managed and do not reflect a deduction for fees, expenses or taxes. An investor cannot invest directly in an index.

The returns shown above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or redemption of Fund shares.

The total annual operating expenses and total annual operating expenses after fee waivers and/or reimbursement you may pay as an investor in the Fund’s Founders Class and Institutional Class shares (as reported in the January 28, 2019 Prospectus), are 0.94% and 0.85% and 1.10% and 1.00%, respectively. The Fund’s investment adviser has contractually agreed to limit expenses through January 31, 2020.

8	www.clarkstonfunds.com

Clarkston Fund	Portfolio Update

March 31, 2019 (Unaudited)

Top Ten Holdings (as a % of Net Assets)*

General Electric Co.	7.14%
The Procter & Gamble Co.	6.52%
Anheuser-Busch InBev SA/NV	5.44%
The Western Union Co.	4.77%
PepsiCo, Inc.	4.61%
Cisco Systems, Inc.	4.46%
Microsoft Corp.	4.44%
Diageo PLC	4.00%
International Business Machines Corp.	3.98%
Johnson & Johnson	3.94%
Top Ten Holdings	49.30%

Sector Allocation (as a % of Net Assets)*

Consumer Staples	29.25%
Financial Services	23.25%
Producer Durables	13.31%
Technology	12.87%
Health Care	7.78%
Consumer Discretionary	4.55%
Materials & Processing	0.99%
Cash, Cash Equivalents, & Other Net Assets	8.00%
Total	100.00%

*	Holdings are subject to change, and may not reflect the current or future position of the portfolio.

Semi-Annual Report | March 31, 2019	9

Clarkston Fund	Portfolio Update

March 31, 2019 (Unaudited)

Performance of a Hypothetical $10,000 Initial Investment (at Inception* through March 31, 2019)

The graph shown above represents historical performance of a hypothetical investment of $10,000 in the Institutional Class. Past performance does not guarantee future results. All returns reflect reinvested dividends, but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Average Annual Total Returns (as of March 31, 2019)

	3 Month	6 Month	1 Year	3 Year	Since Inception*
Clarkston Fund – Institutional Class	13.88%	3.11%	7.97%	8.19%	8.19%
Russell 1000® Index TR	14.00%	-1.75%	9.30%	13.30%	13.30%

The performance data quoted above represents past performance. Past performance is not a guarantee of future results. Investment return and value of the Fund shares will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Fund performance current to the most recent month-end is available by calling (844) 680-6562 or by visiting www.clarkstonfunds.com.

*	Fund’s inception date is April 1, 2016.

The Russell 1000® Index TR measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000® Index TR represents approximately 92% of the U.S. market. The Russell 1000® Index TR is constructed to provide a comprehensive and unbiased barometer for the large-cap segment and is completely reconstituted annually to ensure new and growing equities are reflected.

Frank Russell Company (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes or underlying data and no party may rely on any Russell Indexes and/or underlying data contained in this communication. No further distribution of Russell Data is permitted without Russell’s express written consent. Russell does not promote, sponsor or endorse the content of this communication.

10	www.clarkstonfunds.com

Clarkston Fund	Portfolio Update

March 31, 2019 (Unaudited)

Returns of less than 1 year are cumulative.

Indices are not actively managed and do not reflect a deduction for fees, expenses or taxes. An investor cannot invest directly in an index.

The returns shown above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or redemption of Fund shares.

The total annual operating expenses and total annual operating expenses after fee waivers and/or reimbursement you may pay as an investor in the Fund’s Institutional Class shares (as reported in the January 28, 2019 Prospectus), are 0.98% and 0.70%, respectively. The Fund’s investment adviser has contractually agreed to limit expenses through January 31, 2020.

Semi-Annual Report | March 31, 2019	11

Clarkston Founders Fund	Portfolio Update

March 31, 2019 (Unaudited)

Top Ten Holdings (as a % of Net Assets)*

Stericycle, Inc.	8.03%
The Western Union Co.	6.11%
Willis Towers Watson PLC	5.82%
Brown & Brown, Inc.	4.88%
Nielsen Holdings PLC	4.18%
Affiliated Managers Group, Inc.	3.99%
Legg Mason, Inc.	3.81%
Sysco Corp.	3.50%
CDK Global, Inc.	3.03%
McKesson Corp.	2.91%
Top Ten Holdings	46.26%

Sector Allocation (as a % of Net Assets)*

Financial Services	31.26%
Producer Durables	17.85%
Consumer Staples	8.58%
Consumer Discretionary	5.82%
Technology	4.91%
Health Care	3.89%
Materials & Processing	2.13%
Cash, Cash Equivalents, & Other Net Assets	25.56%
Total	100.00%

*	Holdings are subject to change, and may not reflect the current or future position of the portfolio.

12	www.clarkstonfunds.com

Clarkston Founders Fund	Portfolio Update

March 31, 2019 (Unaudited)

Performance of a Hypothetical $10,000 Initial Investment (at Inception* through March 31, 2019)

The graph shown above represents historical performance of a hypothetical investment of $10,000 in the Institutional Class. Past performance does not guarantee future results. All returns reflect reinvested dividends, but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Average Annual Total Returns (as of March 31, 2019)

	3 Month	6 Month	1 Year	Since Inception*
Clarkston Founders Fund – Institutional Class	10.82%	-0.19%	2.52%	6.09%
Russell Midcap® Index TR	16.54%	-1.38%	6.47%	9.90%

The performance data quoted above represents past performance. Past performance is not a guarantee of future results. Investment return and value of the Fund shares will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Fund performance current to the most recent month end is available by calling (844) 680-6562 or by visiting www.clarkstonfunds.com.

*	Fund’s inception date is January 31, 2017.

The Russell Midcap® Index is a market capitalization weighted index that measures the performance of the mid-capitalization sector of the U.S. equity market and includes approximately 800 of the smallest issuers in the Russell 1000® Index. The Russell 1000® Index includes the 1,000 largest stocks in the Russell 3000® Index, which consists of the 3,000 largest U.S. public companies.

Frank Russell Company (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes or underlying data and no party may rely on any Russell Indexes and/or underlying data contained in this communication. No further distribution of Russell Data is permitted without Russell’s express written consent. Russell does not promote, sponsor or endorse the content of this communication.

Semi-Annual Report | March 31, 2019	13

Clarkston Founders Fund	Portfolio Update

March 31, 2019 (Unaudited)

Returns of less than 1 year are cumulative.

Indices are not actively managed and do not reflect a deduction for fees, expenses or taxes. An investor cannot invest directly in an index.

The returns shown above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or redemption of Fund shares.

The total annual operating expenses and total annual operating expenses after fee waivers and/or reimbursement you may pay as an investor in the Fund’s Institutional Class shares (as reported in the January 28, 2019 Prospectus), are 1.26% and 0.95%, respectively. The Fund’s investment adviser has contractually agreed to limit expenses through January 31, 2020.

14	www.clarkstonfunds.com

Clarkston Funds	Disclosure of Fund Expenses

March 31, 2019 (Unaudited)

Example. As a shareholder of the Clarkston Partners Fund, Clarkston Fund, or Clarkston Founders Fund (the “Funds”), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested on October 1, 2018 and held through March 31, 2019.

Actual Expenses. The first line under each class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period October 1, 2018 – March 31, 2019” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second line under each class in the following table provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing Fund costs only and do not reflect any transactional costs. Therefore, the second line under each class in the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semi-Annual Report | March 31, 2019	15

Clarkston Funds	Disclosure of Fund Expenses

March 31, 2019 (Unaudited)

	Beginning Account Value October 1, 2018	Ending Account Value March 31, 2019	Expense Ratio(a)	Expenses Paid During Period October 1, 2018 - March 31, 2019(b)
Clarkston Partners Fund
Founders Class
Actual	$1,000.00	$ 988.00	0.85%	$ 4.21
Hypothetical (5% return before expenses)	$1,000.00	$1,020.69	0.85%	$ 4.28
Institutional Class
Actual	$1,000.00	$ 988.30	0.97%	$ 4.81
Hypothetical (5% return before expenses)	$1,000.00	$1,020.09	0.97%	$ 4.89
Clarkston Fund
Institutional Class
Actual	$1,000.00	$1,031.10	0.67%	$ 3.39
Hypothetical (5% return before expenses)	$1,000.00	$1,021.59	0.67%	$ 3.38
Clarkston Founders Fund
Institutional Class
Actual	$1,000.00	$ 998.10	0.90%	$ 4.48
Hypothetical (5% return before expenses)	$1,000.00	$1,020.44	0.90%	$ 4.53

(a)	Each Fund's expense ratios have been annualized based on the Fund's most recent fiscal half-year expenses.
(b)	Expenses are equal to the annualized expense ratio shown above for the applicable class, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182), divided by 365.

16	www.clarkstonfunds.com

Clarkston Partners Fund	Portfolio of Investments

March 31, 2019 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCK (78.44%)
Consumer Discretionary (9.80%)
John Wiley & Sons, Inc., Class A	433,307	$19,160,836
KAR Auction Services, Inc.	180,000	9,235,800
Matthews International Corp., Class A	510,000	18,844,500
Nielsen Holdings PLC	1,600,000	37,872,000
Total Consumer Discretionary		85,113,136

Consumer Staples (6.75%)
McCormick & Co., Inc.	100,000	15,063,000
Molson Coors Brewing Co., Class B	382,000	22,786,300
Post Holdings, Inc.(a)	190,000	20,786,000
Total Consumer Staples		58,635,300

Financial Services (33.78%)
Affiliated Managers Group, Inc.	166,000	17,780,260
Artisan Partners Asset Management, Inc., Class A	685,000	17,241,450
Broadridge Financial Solutions, Inc.	200,000	20,738,000
Brown & Brown, Inc.	1,570,000	46,330,700
Legg Mason, Inc.	1,435,000	39,275,950
LPL Financial Holdings, Inc.	500,000	34,825,000
Markel Corp.(a)	12,000	11,954,880
The Western Union Co.	2,850,000	52,639,500
Willis Towers Watson PLC	300,000	52,695,000
Total Financial Services		293,480,740

Materials & Processing (1.92%)
Fastenal Co.	260,000	16,720,600

Producer Durables (21.00%)
Actuant Corp., Class A	1,090,000	26,563,300
CH Robinson Worldwide, Inc.	270,000	23,487,300
Graco, Inc.	165,000	8,170,800
Hillenbrand, Inc.	330,000	13,704,900
Landstar System, Inc.	205,000	22,424,950
Stericycle, Inc.(a)	1,262,000	68,678,040
Waters Corp.(a)	77,000	19,381,670
Total Producer Durables		182,410,960

Technology (5.19%)
CDK Global, Inc.	490,000	28,821,800

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2019	17

Clarkston Partners Fund	Portfolio of Investments

March 31, 2019 (Unaudited)

	Shares	Value (Note 2)
Technology (continued)
IHS Markit, Ltd.(a)	300,000	$16,314,000
Total Technology		45,135,800

TOTAL COMMON STOCK (Cost $575,249,337)		681,496,536

TOTAL INVESTMENTS (78.44%) (Cost $575,249,337)		$681,496,536

OTHER ASSETS IN EXCESS OF LIABILITIES (21.56%)		187,327,651

NET ASSETS (100.00%)		$868,824,187

(a)	Non-income producing security.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indices or ratings group indices and/or as defined by Fund management. This definition may not apply for purposes of this report, which may use a different classification system or may combine industry sub-classifications for reporting ease. Industries are shown as a percent of the Fund's net assets. (Unaudited)

See Notes to Financial Statements.

18	www.clarkstonfunds.com

Clarkston Fund	Portfolio of Investments

March 31, 2019 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCK (92.00%)
Consumer Discretionary (4.55%)
Nielsen Holdings PLC	75,500	$1,787,085
The Walt Disney Co.	3,500	388,605
Total Consumer Discretionary		2,175,690

Consumer Staples (29.25%)
Anheuser-Busch InBev SA/NV, Sponsored ADR	31,000	2,603,070
Diageo PLC, Sponsored ADR	11,700	1,914,237
Mondelez International, Inc., Class A	15,000	748,800
Nestle SA, Sponsored, ADR	17,500	1,668,100
PepsiCo, Inc.	18,000	2,205,900
Sysco Corp.	26,000	1,735,760
The Procter & Gamble Co.	30,000	3,121,500
Total Consumer Staples		13,997,367

Financial Services (23.25%)
Affiliated Managers Group, Inc.	9,700	1,038,967
American Express Co.	17,000	1,858,100
Capital One Financial Corp.	12,800	1,045,632
Markel Corp.(a)	275	273,966
Mastercard, Inc., Class A	3,500	824,075
T Rowe Price Group, Inc.	3,000	300,360
The Charles Schwab Corp.	18,000	769,680
The Western Union Co.	123,500	2,281,045
US Bancorp	18,500	891,515
Willis Towers Watson PLC	10,500	1,844,325
Total Financial Services		11,127,665

Health Care (7.78%)
AmerisourceBergen Corp.	7,550	600,376
Johnson & Johnson	13,500	1,887,165
McKesson Corp.	5,100	597,006
Medtronic PLC	7,000	637,560
Total Health Care		3,722,107

Materials & Processing (0.99%)
Fastenal Co.	7,400	475,894

Producer Durables (13.31%)
3M Co.	500	103,890
CH Robinson Worldwide, Inc.	9,500	826,405
General Electric Co.	342,000	3,416,580
Paychex, Inc.	8,500	681,700

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2019	19

Clarkston Fund	Portfolio of Investments

March 31, 2019 (Unaudited)

	Shares	Value (Note 2)
Producer Durables (continued)
United Parcel Service, Inc., Class B	12,000	$1,340,881
Total Producer Durables		6,369,456

Technology (12.87%)
Cisco Systems, Inc.	39,500	2,132,605
International Business Machines Corp.	13,500	1,904,850
Microsoft Corp.	18,000	2,122,920
Total Technology		6,160,375

TOTAL COMMON STOCK (Cost $39,601,586)		44,028,554

TOTAL INVESTMENTS (92.00%) (Cost $39,601,586)		$44,028,554

OTHER ASSETS IN EXCESS OF LIABILITIES (8.00%)		3,827,498

NET ASSETS (100.00%)		$47,856,052

(a)	Non-income producing security.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indices or ratings group indices and/or as defined by Fund management. This definition may not apply for purposes of this report, which may use a different classification system or may combine industry sub-classifications for reporting ease. Industries are shown as a percent of the Fund's net assets. (Unaudited)

See Notes to Financial Statements.

20	www.clarkstonfunds.com

Clarkston Founders Fund	Portfolio of Investments

March 31, 2019 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCK (74.44%)
Consumer Discretionary (5.82%)
LKQ Corp.(a)	21,000	$595,980
Nielsen Holdings PLC	64,000	1,514,880
Total Consumer Discretionary		2,110,860

Consumer Staples (8.58%)
McCormick & Co., Inc.	5,300	798,339
Molson Coors Brewing Co., Class B	17,500	1,043,875
Sysco Corp.	19,000	1,268,440
Total Consumer Staples		3,110,654

Financial Services (31.26%)
Affiliated Managers Group, Inc.	13,500	1,445,985
Broadridge Financial Solutions, Inc.	7,800	808,782
Brown & Brown, Inc.	60,000	1,770,600
FactSet Research Systems, Inc.	1,500	372,405
Legg Mason, Inc.	50,500	1,382,185
Markel Corp.(a)	500	498,120
The Charles Schwab Corp.	17,000	726,920
The Western Union Co.	120,000	2,216,400
Willis Towers Watson PLC	12,000	2,107,800
Total Financial Services		11,329,197

Health Care (3.89%)
AmerisourceBergen Corp.	4,500	357,840
McKesson Corp.	9,000	1,053,540
Total Health Care		1,411,380

Materials & Processing (2.13%)
Fastenal Co.	12,000	771,720

Producer Durables (17.85%)
CH Robinson Worldwide, Inc.	10,000	869,900
Cintas Corp.	3,000	606,330
Paychex, Inc.	11,000	882,200
Roper Technologies, Inc.	1,300	444,561
Stericycle, Inc.(a)	53,500	2,911,470
Waters Corp.(a)	3,000	755,130
Total Producer Durables		6,469,591

Technology (4.91%)
CDK Global, Inc.	18,700	1,099,934

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2019	21

Clarkston Founders Fund	Portfolio of Investments

March 31, 2019 (Unaudited)

	Shares	Value (Note 2)
Technology (continued)
IHS Markit, Ltd.(a)	12,500	$679,750
Total Technology		1,779,684

TOTAL COMMON STOCK (Cost $24,590,891)		26,983,086

TOTAL INVESTMENTS (74.44%) (Cost $24,590,891)		$26,983,086

OTHER ASSETS IN EXCESS OF LIABILITIES (25.56%)		9,262,774

NET ASSETS (100.00%)		$36,245,860

(a)	Non-income producing security.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indices or ratings group indices and/or as defined by Fund management. This definition may not apply for purposes of this report, which may use a different classification system or may combine industry sub-classifications for reporting ease. Industries are shown as a percent of the Fund's net assets. (Unaudited)

See Notes to Financial Statements.

22	www.clarkstonfunds.com

Clarkston Funds	Statements of Assets and Liabilities

March 31, 2019 (Unaudited)

	Clarkston Partners Fund	Clarkston Fund	Clarkston Founders Fund

ASSETS:
Investments, at value (Cost $575,249,337, $39,601,586 and $24,590,891)	$681,496,536	$44,028,554	$26,983,086
Cash and cash equivalents	186,206,074	3,754,781	9,265,706
Receivable for shares sold	1,413,720	52,190	24,990
Dividends and interest receivable	1,052,976	46,886	42,645
Other assets	46,482	30,741	13,899
Total Assets	870,215,788	47,913,152	36,330,326

LIABILITIES:
Payable for administration and transfer agency fees	113,308	13,402	8,423
Payable for shares redeemed	505,784	–	40,538
Payable to adviser	533,881	10,077	15,012
Payable for distribution and service fees	152,656	18,149	9,737
Payable for printing	5,026	43	121
Payable for professional fees	35,158	12,360	8,526
Payable for trustees' fees and expenses	16,926	929	676
Payable to Chief Compliance Officer fees	7,805	352	293
Accrued expenses and other liabilities	21,057	1,788	1,140
Total Liabilities	1,391,601	57,100	84,466
NET ASSETS	$868,824,187	$47,856,052	$36,245,860

NET ASSETS CONSIST OF:
Paid-in capital (Note 5)	$757,608,849	$43,960,457	$33,942,976
Total distributable earnings	111,215,338	3,895,595	2,302,884
NET ASSETS	$868,824,187	$47,856,052	$36,245,860

PRICING OF SHARES
Founders Class:
Net Asset Value, offering and redemption price per share	$12.23	N/A	N/A
Net Assets	$420,067,577	N/A	N/A
Shares of beneficial interest outstanding	34,341,914	N/A	N/A
Institutional Class:
Net Asset Value, offering and redemption price per share	$12.19	$11.62	$11.06
Net Assets	$448,756,610	$47,856,052	$36,245,860
Shares of beneficial interest outstanding	36,818,197	4,116,703	3,277,144

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2019	23

Clarkston Funds	Statements of Operations

For the Six Months Ended March 31, 2019 (Unaudited)

	Clarkston Partners Fund	Clarkston Fund	Clarkston Founders Fund
INVESTMENT INCOME:
Dividends	$9,594,362	$454,822	$336,662
Foreign taxes withheld	–	(7,269)	–
Total Investment Income	9,594,362	447,553	336,662

EXPENSES:
Investment advisory fees (Note 6)	3,271,062	81,469	123,659
Administration fees	250,768	10,695	10,801
Shareholder service fees
Institutional Class	254,109	20,003	16,959
Custody fees	38,245	3,097	2,501
Legal fees	33,235	1,223	1,271
Audit and tax fees	7,796	4,115	7,476
Transfer agent fees	75,727	13,117	13,061
Trustees fees and expenses	36,584	1,408	1,416
Registration and filing fees	34,961	8,902	11,276
Printing fees	16,213	2,242	563
Chief Compliance Officer fees	23,558	860	922
Insurance fees	8,673	333	415
Other expenses	7,024	3,067	2,121
Total Expenses	4,057,955	150,531	192,441
Less fees waived by investment adviser (Note 6)
Founders Class	(164,997)	N/A	N/A
Institutional Class	(163,421)	(40,607)	(43,527)
Total fees waived by investment adviser (Note 6)	(328,418)	(40,607)	(43,527)
Net Expenses	3,729,537	109,924	148,914
NET INVESTMENT INCOME	5,864,825	337,629	187,748

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) on:
Investments	1,926,464	339,461	(178,021)
Net realized gain/(loss)	1,926,464	339,461	(178,021)
Change in unrealized appreciation/(depreciation) on:
Investments	(21,988,904)	454,490	(63,935)
Net change	(21,988,904)	454,490	(63,935)

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS	(20,062,440)	793,951	(241,956)
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(14,197,615)	$1,131,580	$(54,208)

See Notes to Financial Statements.

24	www.clarkstonfunds.com

Clarkston Partners Fund	Statements of Changes in Net Assets

	For the Six Months Ended March 31, 2019 (Unaudited)	For the Year Ended September 30, 2018
OPERATIONS:
Net investment income	$5,864,825	$4,408,691
Net realized gain on investments	1,926,464	45,315,879
Net change in unrealized appreciation/(depreciation) on investments	(21,988,904)	12,796,620
Net increase/(decrease) in net assets resulting from operations	(14,197,615)	62,521,190

DISTRIBUTIONS TO SHAREHOLDERS
Founders Class	(26,457,456)	(5,470,612)
Institutional Class	(24,254,843)	(4,232,656)
Total distributions	(50,712,299)	(9,703,268)

BENEFICIAL SHARE TRANSACTIONS (Note 5):
Founders Class
Shares sold	25,702,414	45,054,690
Dividends reinvested	831,516	187,284
Shares redeemed	(17,238,596)	(26,289,800)
Net increase from beneficial share transactions	9,295,334	18,952,174
Institutional Class
Shares sold	94,332,646	168,049,486
Dividends reinvested	23,711,613	3,956,110
Shares redeemed	(68,743,902)	(133,503,789)
Net increase from beneficial share transactions	49,300,357	38,501,807
Net increase/(decrease) in net assets	(6,314,223)	110,271,903

NET ASSETS:
Beginning of period	875,138,410	764,886,507
End of period	$868,824,187	$875,138,410

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2019	25

Clarkston Fund	Statements of Changes in Net Assets

	For the Six Months Ended March 31, 2019 (Unaudited)	For the Year Ended September 30, 2018
OPERATIONS:
Net investment income	$337,629	$488,069
Net realized gain on investments	339,461	818,342
Net change in unrealized appreciation on investments	454,490	542,726
Net increase in net assets resulting from operations	1,131,580	1,849,137

DISTRIBUTIONS TO SHAREHOLDERS
Institutional Class	(1,800,994)	(400,570)
Total distributions	(1,800,994)	(400,570)

BENEFICIAL SHARE TRANSACTIONS (Note 5):
Institutional Class
Shares sold	4,583,749	8,817,309
Dividends reinvested	1,794,252	398,503
Shares redeemed	(3,323,351)	(8,398,319)
Acquisition (Note 9)	13,797,848	–
Net increase from beneficial share transactions	16,852,498	817,493
Net increase in net assets	16,183,084	2,266,060

NET ASSETS:
Beginning of period	31,672,968	29,406,908
End of period	$47,856,052	$31,672,968

See Notes to Financial Statements.

26	www.clarkstonfunds.com

Clarkston Founders Fund	Statements of Changes in Net Assets

	For the Six Months Ended March 31, 2019 (Unaudited)	For the Year Ended September 30, 2018
OPERATIONS:
Net investment income	$187,748	$179,693
Net realized gain/(loss) on investments	(178,021)	477,317
Net change in unrealized appreciation/(depreciation) on investments	(63,935)	1,228,620
Net increase/(decrease) in net assets resulting from operations	(54,208)	1,885,630

DISTRIBUTIONS TO SHAREHOLDERS
Institutional Class	(685,991)	(111,451)
Total distributions	(685,991)	(111,451)

BENEFICIAL SHARE TRANSACTIONS (Note 5):
Institutional Class
Shares sold	4,637,693	11,412,364
Dividends reinvested	685,991	111,451
Shares redeemed	(2,538,205)	(3,244,063)
Net increase from beneficial share transactions	2,785,479	8,279,752
Net increase in net assets	2,045,280	10,053,931

NET ASSETS:
Beginning of period	34,200,580	24,146,649
End of period	$36,245,860	$34,200,580

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2019	27

Clarkston Partners Fund – Founders Class	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

NET ASSET VALUE, BEGINNING OF PERIOD

INCOME/(LOSS) FROM OPERATIONS:
Net investment income(b)
Net realized and unrealized gain/(loss) on investments
Total from investment operations

LESS DISTRIBUTIONS:
From net investment income
From net realized gains on investments
Total Distributions
NET INCREASE/(DECREASE) IN NET ASSET VALUE

NET ASSET VALUE, END OF PERIOD

TOTAL RETURN(d)

SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)

RATIOS TO AVERAGE NET ASSETS
Operating expenses excluding reimbursement/waiver
Operating expenses including reimbursement/waiver
Net investment income including reimbursement/waiver

PORTFOLIO TURNOVER RATE(g)

See Notes to Financial Statements.

28	www.clarkstonfunds.com

Clarkston Partners Fund – Founders Class	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

For the Six Months Ended March 31, 2019 (Unaudited)		For the Year Ended September 30, 2018	For the Year Ended September 30, 2017	For the Year Ended September 30, 2016		For the Period Ended September 30, 2015(a)
$13.29		$12.39	$11.11	$9.70		$10.00

0.09		0.08	0.05	0.06		0.00	(c)
(0.36)		0.99	1.37	1.37		(0.30)
(0.27)		1.07	1.42	1.43		(0.30)

(0.09)		(0.04)	(0.06)	(0.02)		–
(0.70)		(0.13)	(0.08)	–		–
(0.79)		(0.17)	(0.14)	(0.02)		–
(1.06)		0.90	1.28	1.41		(0.30)
$12.23		$13.29	$12.39	$11.11		$9.70

(1.20%)		8.70%	12.86%	14.73	%(e)	(3.00%)

$420,068		$445,516	$397,474	$308,607		$126,281

0.93	%(f)	0.94%	0.96%	1.02%		1.81	%(f)
0.85	%(f)	0.85%	0.85%	0.85%		0.85	%(f)
1.49	%(f)	0.60%	0.40%	0.62%		0.05	%(f)

1%		23%	13%	16%		0%

(a)	Commenced operations on September 16, 2015.
(b)	Calculated using the average shares method.
(c)	Less than $0.005 per share.
(d)	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(e)	In 2016, the Fund's total return consists of a voluntary/unvoluntary reimbursement by the adviser for a realized investment loss. Excluding this item, total return would not change as the impact is less than 0.005%.
(f)	Annualized.
(g)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2019	29

Clarkston Partners Fund – Institutional Class	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

NET ASSET VALUE, BEGINNING OF PERIOD

INCOME/(LOSS) FROM OPERATIONS:
Net investment income/(loss)(b)
Net realized and unrealized gain/(loss) on investments
Total from investment operations

LESS DISTRIBUTIONS:
From net investment income
From net realized gains on investments
Total Distributions
NET INCREASE/(DECREASE) IN NET ASSET VALUE

NET ASSET VALUE, END OF PERIOD

TOTAL RETURN(d)

SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)

RATIOS TO AVERAGE NET ASSETS
Operating expenses excluding reimbursement/waiver
Operating expenses including reimbursement/waiver
Net investment income including reimbursement/waiver

PORTFOLIO TURNOVER RATE(h)

See Notes to Financial Statements.

30	www.clarkstonfunds.com

Clarkston Partners Fund – Institutional Class	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

For the Six Months Ended March 31, 2019 (Unaudited)		For the Year Ended September 30, 2018		For the Year Ended September 30, 2017		For the Year Ended September 30, 2016		For the Period Ended September 30, 2015(a)
$13.24		$12.36		$11.09		$9.70		$10.00

0.08		0.06		0.03		0.05		(0.00	)(c)
(0.34)		0.99		1.37		1.35		(0.30)
(0.26)		1.05		1.40		1.40		(0.30)

(0.09)		(0.04)		(0.05)		(0.01)		–
(0.70)		(0.13)		(0.08)		–		–
(0.79)		(0.17)		(0.13)		(0.01)		–
(1.05)		0.88		1.27		1.39		(0.30)
$12.19		$13.24		$12.36		$11.09		$9.70

(1.17%)		8.52%		12.75%		14.47	%(e)	(3.00%)

$448,757		$429,622		$367,393		$242,295		$24

1.05	%(f)	1.08%		1.09%		1.16%		1.96	%(f)
0.97	%(f)(g)	0.98	%(g)	0.98	%(g)	1.00%		1.00	%(f)
1.38	%(f)	0.47%		0.27%		0.46%		(0.10	%)(f)

1%		23%		13%		16%		0%

(a)	Commenced operations on September 16, 2015.
(b)	Calculated using the average shares method.
(c)	Less than $0.005 per share.
(d)	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(e)	In 2016, the Fund's total return consists of a voluntary/unvoluntary reimbursement by the adviser for a realized investment loss. Excluding this item, total return would not change as the impact is less than 0.005%.
(f)	Annualized.

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2019	31

Clarkston Partners Fund – Institutional Class	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

(g)	According to the Fund's shareholder services plan with respect to the Fund's Institutional shares, any amount of fees accrued according to the plan but not paid during the Fund's fiscal year for such service activities shall be reimbursed to the Fund as soon as practical. Fees were reimbursed to the Fund during period ended March 31, 2019 and the years ended September 30, 2018 and September 30, 2017, respectively, in the amount of 0.03% (annualized), 0.02% and 0.02% of average net assets of Institutional shares.
(h)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

32	www.clarkstonfunds.com

Page Intentionally Left Blank

Clarkston Fund – Institutional Class	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

NET ASSET VALUE, BEGINNING OF PERIOD

INCOME/(LOSS) FROM OPERATIONS:
Net investment income(b)
Net realized and unrealized gain on investments
Total from investment operations

LESS DISTRIBUTIONS:
From net investment income
From net realized gains on investments
Total Distributions
NET INCREASE/(DECREASE) IN NET ASSET VALUE

NET ASSET VALUE, END OF PERIOD

TOTAL RETURN(d)

SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)

RATIOS TO AVERAGE NET ASSETS
Operating expenses excluding reimbursement/waiver
Operating expenses including reimbursement/waiver
Net investment income including reimbursement/waiver

PORTFOLIO TURNOVER RATE(g)

See Notes to Financial Statements.

34	www.clarkstonfunds.com

Clarkston Fund – Institutional Class	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

For the Six Months Ended March 31, 2019 (Unaudited)		For the Year Ended September 30, 2018		For the Year Ended September 30, 2017		For the Period Ended September 30, 2016 (a)
$11.99		$11.46		$10.52		$10.00

0.12		0.19		0.16		0.08
0.16		0.49		0.90		0.44
0.28		0.68		1.06		0.52

(0.26)		(0.15)		(0.10)		–
(0.39)		(0.00	)(c)	(0.02)		–
(0.65)		(0.15)		(0.12)		–
(0.37)		0.53		0.94		0.52
$11.62		$11.99		$11.46		$10.52

3.11%		5.99%		10.13%		5.20%

$47,856		$31,673		$29,407		$20,173

0.95	%(e)	0.93%		1.04%		1.48	%(e)
0.67	%(e)(f)	0.65	%(f)	0.65	%(f)	0.70	%(e)
2.07	%(e)	1.60%		1.41%		1.36	%(e)

5%		11%		5%		0%

(a)	Commenced operations on April 4, 2016.
(b)	Calculated using the average shares method.
(c)	Less than $0.005 per share.
(d)	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(e)	Annualized.

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2019	35

Clarkston Fund – Institutional Class	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

(f)	According to the Fund's shareholder services plan with respect to the Fund's Institutional shares, any amount of fees accrued according to the plan but not paid during the Fund's fiscal year for such service activities shall be reimbursed to the Fund as soon as practical. Fees were reimbursed to the Fund for the period ended March 31, 2019 and the years ended September 30, 2018 and September 30, 2017, respectively, in the amount of 0.03% (annualized), 0.05% and 0.05% of average net assets of Institutional shares.
(g)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

36	www.clarkstonfunds.com

Page Intentionally Left Blank

Clarkston Founders Fund – Institutional Class	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

NET ASSET VALUE, BEGINNING OF PERIOD

INCOME/(LOSS) FROM OPERATIONS:
Net investment income(b)
Net realized and unrealized gain/(loss) on investments
Total from investment operations

LESS DISTRIBUTIONS:
From net investment income
From net realized gains on investments
Total Distributions
NET INCREASE/(DECREASE) IN NET ASSET VALUE

NET ASSET VALUE, END OF PERIOD

TOTAL RETURN(c)

SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)

RATIOS TO AVERAGE NET ASSETS
Operating expenses excluding reimbursement/waiver
Operating expenses including reimbursement/waiver
Net investment income including reimbursement/waiver

PORTFOLIO TURNOVER RATE(f)

See Notes to Financial Statements.

38	www.clarkstonfunds.com

Clarkston Founders Fund – Institutional Class	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

For the Six Months Ended March 31, 2019 (Unaudited)		For the Year Ended September 30, 2018		For the Period Ended September 30, 2017(a)
$11.34		$10.64		$10.00

0.06		0.07		0.02
(0.11)		0.67		0.62
(0.05)		0.74		0.64

(0.08)		(0.04)		–
(0.15)		–		–
(0.23)		(0.04)		–
(0.28)		0.70		0.64
$11.06		$11.34		$10.64

(0.19%)		7.01%		6.40%

$36,246		$34,201		$24,147

1.17	%(d)	1.22%		1.46	%(d)
0.90	%(d)	0.91	%(e)	0.92	%(d)(e)
1.14	%(d)	0.59%		0.29	%(d)

2%		9%		4%

(a)	Commenced operations on February 1, 2017.
(b)	Calculated using the average shares method.
(c)	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	Annualized.

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2019	39

Clarkston Founders Fund – Institutional Class	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

(e)	According to the Fund's shareholder services plan with respect to the Fund's Institutional shares, any amount of fees accrued according to the plan but not paid during the Fund's fiscal year for such service activities shall be reimbursed to the Fund as soon as practical. Fees were reimbursed to the Fund during the period ended March 31, 2019 and the year ended September 30, 2017 and the year ended September 30, 2018, respectively, in the amount of 0.05% (annualized), 0.03% and 0.04% of average net assets of Institutional shares.
(f)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

40	www.clarkstonfunds.com

Clarkston Funds	Notes to Financial Statements

March 31, 2019 (Unaudited)

1. ORGANIZATION

ALPS Series Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of multiple separate portfolios or series. This semi-annual report describes the Clarkston Partners Fund, the Clarkston Fund and the Clarkston Founders Fund (each, a “Fund” and collectively, the “Funds”). The Funds are non-diversified and the primary investment objectives are to achieve long-term capital appreciation. The Clarkston Partners Fund currently offers Founders Class shares and Institutional Class shares, and the Clarkston Fund and the Clarkston Founders Fund currently offer Institutional Class shares. Each share class of the Clarkston Partners Fund has identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes. The Board of Trustees (the “Board”) may establish additional funds and classes of shares at any time in the future without shareholder approval.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America for investment companies (“U.S. GAAP”). The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their financial statements.

Investment Valuation: The Funds generally value their securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Funds’ assets are valued. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day.

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value (“NAV”), with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

When such prices or quotations are not available, or when the Fair Value Committee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Semi-Annual Report | March 31, 2019	41

Clarkston Funds	Notes to Financial Statements

March 31, 2019 (Unaudited)

Fair Value Measurements: The Funds disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Funds’ investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly); and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2019:

Clarkston Partners Fund

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks
Consumer Discretionary	$85,113,136	$–	$–	$85,113,136
Consumer Staples	58,635,300	–	–	58,635,300
Financial Services	293,480,740	–	–	293,480,740
Materials & Processing	16,720,600	–	–	16,720,600
Producer Durables	182,410,960	–	–	182,410,960
Technology	45,135,800	–	–	45,135,800
Total	$681,496,536	$–	$–	$681,496,536

42	www.clarkstonfunds.com

Clarkston Funds	Notes to Financial Statements

March 31, 2019 (Unaudited)

Clarkston Fund

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks
Consumer Discretionary	$2,175,690	$–	$–	$2,175,690
Consumer Staples	13,997,367	–	–	13,997,367
Financial Services	11,127,665	–	–	11,127,665
Health Care	3,722,107	–	–	3,722,107
Materials & Processing	475,894	–	–	475,894
Producer Durables	6,369,456	–	–	6,369,456
Technology	6,160,375	–	–	6,160,375
Total	$44,028,554	$–	$–	$44,028,554

Clarkston Founders Fund

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks
Consumer Discretionary	$2,110,860	$–	$–	$2,110,860
Consumer Staples	3,110,654	–	–	3,110,654
Financial Services	11,329,197	–	–	11,329,197
Health Care	1,411,380	–	–	1,411,380
Materials & Processing	771,720	–	–	771,720
Producer Durables	6,469,591	–	–	6,469,591
Technology	1,779,684	–	–	1,779,684
Total	$26,983,086	$–	$–	$26,983,086

There were no Level 3 securities held during the year.

Cash & Cash Equivalents: The Funds consider their investment in a Federal Deposit Insurance Corporation (FDIC) insured interest bearing account to be cash and cash equivalents. Cash and cash equivalents are valued at cost plus any accrued interest. The Funds maintain cash balances, which, at times may exceed federally insured limits. The Funds maintain these balances with a high quality financial institution.

Semi-Annual Report | March 31, 2019	43

Clarkston Funds	Notes to Financial Statements

March 31, 2019 (Unaudited)

Concentration of Credit Risk: Each Fund places its cash with a banking institution, which is insured by Federal Deposit Insurance Corporation (FDIC). The FDIC limit is $250,000. At various times throughout the period, the amount on deposit may exceed the FDIC limit and subject the Fund to a credit risk. The Funds do not believe that such deposits are subject to any unusual risk associated with investment activities.

Trust Expenses: Some expenses of the Trust can be directly attributed to a Fund. Expenses that cannot be directly attributed to a Fund are apportioned among all funds in the Trust based on average net assets of each fund.

Fund Expenses: Some expenses can be directly attributed to a Fund and are apportioned among the classes based on average net assets of each class.

Class Expenses: Expenses that are specific to a class of shares are charged directly to that share class. Fees provided under the shareholder service plan for a particular class of a Fund are charged to the operations of such class.

Federal Income Taxes: The Funds comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and intend to distribute substantially all of their net taxable income and net capital gains, if any, each year so that they will not be subject to federal income or excise tax on undistributed income and gains. The Funds are not subject to income taxes to the extent such distributions are made.

As of and during the six months ended March 31, 2019, the Funds did not have a liability for any unrecognized tax benefits in the accompanying financial statements. The Funds recognize interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of Operations. The Funds file U.S. federal, state and local income tax returns as required. The Funds’ tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. The Funds’ administrator has analyzed the Funds’ tax positions taken on federal and state income tax returns for all open tax years and has concluded that as of March 31, 2019, no provision for income tax is required in the Funds’ financial statements related to these tax positions.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date basis) for financial reporting purposes. Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date, or for certain foreign securities, as soon as information is available to a Fund. Withholding taxes on foreign dividends are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statements of Operations. All of the realized and unrealized gains and losses and net investment income are allocated daily to each class in proportion to its average daily net assets.

44	www.clarkstonfunds.com

Clarkston Funds	Notes to Financial Statements

March 31, 2019 (Unaudited)

Distributions to Shareholders: The Funds normally pay dividends, if any, and distribute capital gains, if any, on an annual basis. Income dividend distributions are derived from interest, dividends and other income the Funds receive from their investments, including short-term capital gains. Long-term capital gain distributions are derived from gains realized when a Fund sells a security it has owned for more than one year. A Fund may make additional distributions and dividends at other times if its portfolio manager or managers believe doing so may be necessary for the Fund to avoid or reduce taxes. Net investment income/(loss) and net realized gain/(loss) may differ for financial statement and tax purposes.

3. TAX BASIS INFORMATION

Tax Basis of Distributions to Shareholders: The character of distributions made during the period from net investment income or net realized gains may differ from its ultimate characterization for Federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain were recorded by the Funds. The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end. Accordingly, tax basis balances have not been determined as of the date of the semi-annual report.

The tax character of distributions paid during the fiscal year ended September 30, 2018, were as follows:

	Ordinary Income	Long-Term Capital Gains
Clarkston Partners Fund	$2,206,133	$7,497,135
Clarkston Fund	400,570	–
Clarkston Founders Fund	111,451	–

Semi-Annual Report | March 31, 2019	45

Clarkston Funds	Notes to Financial Statements

March 31, 2019 (Unaudited)

Unrealized Appreciation and Depreciation on Investments: As of March 31, 2019, the aggregate costs of investments, gross unrealized appreciation/(depreciation) and net unrealized appreciation for Federal tax purposes were as follows:

	Clarkston Partners Fund	Clarkston Fund	Clarkston Founders Fund
Gross unrealized appreciation (excess of value over tax cost)	$149,007,206	$8,327,653	$3,997,595
Gross unrealized depreciation (excess of tax cost over value)	(43,006,336)	(3,900,685)	(1,605,400)
Net unrealized appreciation	$106,000,870	$4,426,968	$2,392,195
Cost of investments for income tax purposes	$575,495,666	$39,601,586	$24,590,891

4. SECURITIES TRANSACTIONS

Purchases and sales of securities, excluding short-term securities, during the six months ended March 31, 2019 were as follows:

	Purchases of Securities	Proceeds from Sales of Securities
Clarkston Partners Fund	$99,144,131	$4,651,590
Clarkston Fund	15,710,579	1,605,513
Clarkston Founders Fund	4,464,412	397,480

5. BENEFICIAL SHARE TRANSACTIONS

The capitalization of the Trust consists of an unlimited number of shares of beneficial interest with no par value per share. Holders of the shares of the Funds have one vote for each share held and a proportionate fraction of a vote for each fractional share. All shares issued and outstanding are fully paid and are transferable and redeemable at the option of the shareholder. Shares have no pre-emptive rights. Neither the Funds nor any of their creditors have the right to require shareholders to pay any additional amounts solely because the shareholder owns the shares.

46	www.clarkstonfunds.com

Clarkston Funds	Notes to Financial Statements

March 31, 2019 (Unaudited)

Transactions in common shares were as follows:

	For the Six Months Ended March 31, 2019 (Unaudited)	For the Year Ended September 30, 2018
Clarkston Partners Fund
Founders Class
Shares sold	2,163,355	3,460,916
Shares issued in reinvestment of distributions to shareholders	77,350	14,712
Shares redeemed	(1,431,641)	(2,019,083)
Net increase in shares outstanding	809,064	1,456,545
Institutional Class
Shares sold	7,922,143	13,016,378
Shares issued in reinvestment of distributions to shareholders	2,211,904	311,259
Shares redeemed	(5,754,811)	(10,603,468)
Net increase in shares outstanding	4,379,236	2,724,169

Clarkston Fund
Institutional Class
Shares sold	294,119	754,271
Shares issued in reinvestment of distributions to shareholders	171,825	33,601
Shares redeemed	(292,255)	(712,502)
Acquisition (Note 9)	1,301,165	–
Net increase in shares outstanding	1,474,854	75,370

Clarkston Founders Fund
Institutional Class
Shares sold	430,338	1,025,855
Shares issued in reinvestment of distributions to shareholders	70,430	10,050
Shares redeemed	(240,122)	(288,005)
Net increase in shares outstanding	260,646	747,900

Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. Approximately 46% of the outstanding shares of the Clarkston Partners Fund are held by one record shareholder that owns shares on behalf of its underlying beneficial owners. Approximately 79% of the outstanding shares of the Clarkston Fund are owned by one omnibus account. Approximately 96% of the outstanding shares of the Clarkston Founders Fund are owned by two omnibus accounts. Share transaction activities of these shareholders could have a material impact on the Funds.

Semi-Annual Report | March 31, 2019	47

Clarkston Funds	Notes to Financial Statements

March 31, 2019 (Unaudited)

6. MANAGEMENT AND RELATED PARTY TRANSACTIONS

Investment Advisory: Clarkston Capital Partners, LLC (“Clarkston” or the “Adviser”), subject to the authority of the Board, is responsible for the management of the Funds’ portfolios. The Adviser manages the investments of the Funds in accordance with the Funds’ investment objectives, policies and limitations and investment guidelines established jointly by the Adviser and the Board.

Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser, each Fund pays the Adviser an annual management fee that is based on each Fund’s average daily net assets. The management fee is paid on a monthly basis. The contractual management fee rates are 0.80%, 0.50% and 0.75% for the Clarkston Partners Fund, the Clarkston Fund and the Clarkston Founders Fund, respectively. The initial term of the Advisory Agreement is two years. The Board may extend the Advisory Agreement for additional one-year terms. The Board and shareholders of a Fund may terminate the Advisory Agreement upon 30 days’ written notice. The Adviser may terminate the Advisory Agreement upon 60 days’ notice.

Pursuant to a fee waiver letter agreement (the “Fee Waiver Agreement”), the Adviser has contractually agreed to limit the amount of each Fund’s Total Annual Fund Operating Expenses, exclusive of shareholder servicing fees, brokerage expenses, interest expenses, acquired fund fees and expenses and extraordinary expenses to an annual rate of 0.85% of the Clarkston Partners Fund’s average daily net assets for each of the Founders Class shares and the Institutional Class shares, 0.55% of the Clarkston Fund’s average daily net assets for the Institutional Class shares and 0.80% of the Clarkston Founders Fund’s average daily net assets for the Institutional Class shares. The Fee Waiver Agreement is in effect through January 31, 2020. The Adviser may not terminate the Fee Waiver Agreement without the approval of the Trust’s Board. The Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through the Fee Waiver Agreement only to the extent that the Fund’s expenses in later periods do not exceed the lesser of: (1) the contractual expense limit in effect at the time the Adviser waives or limits the expenses; or (2) the contractual expense limit in effect at the time the Adviser seeks to recover the expenses; provided, however, that the Funds will not be obligated to reimburse any such expenses borne by the Adviser more than three years after the date on which the fee or expense was waived or limited or assumed and paid by the Adviser, as calculated on a monthly basis.

For the six months ended March 31, 2019, the fee waivers and/or reimbursements were $164,997, $163,421, $40,607, and $43,527 for the Clarkston Partners Fund Founders Class, Clarkston Partners Fund Institutional Class, Clarkston Fund Institutional Class, and Clarkston Founders Fund Institutional Class, respectively.

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Clarkston Funds	Notes to Financial Statements

March 31, 2019 (Unaudited)

As of March 31, 2019, the balances of recoupable expenses for each Fund were as follows:

	Expiring in 2019	Expiring in 2020	Expiring in 2021	Expiring in 2022
Clarkston Partners Fund
Founders	$232,225	$389,579	$399,992	$164,997
Institutional	197,417	349,038	361,957	163,421
Clarkston Fund
Institutional	64,723	101,949	84,677	40,607
Clarkston Founders Fund
Institutional	–	73,077	95,166	43,527

Administrator: ALPS Fund Services, Inc. (ALPS) (an affiliate of ALPS Distributors, Inc.) serves as administrator to each Fund. The Funds have agreed to pay expenses incurred in connection with their administrative activities. Pursuant to the Administration, Bookkeeping and Pricing Services Agreement with the Trust, ALPS provides operational services to the Funds including, but not limited to, fund accounting and fund administration and generally assists in each Fund’s operations. Each Fund’s administration fee is accrued on a daily basis and paid monthly. The officers and an Interested Trustee of the Trust are employees of ALPS. Administration fees paid by the Funds for the six months ended March 31, 2019 are disclosed in the Statements of Operations. ALPS is reimbursed by the Funds for certain out-of-pocket expenses.

Transfer Agent: ALPS serves as transfer agent for each Fund under a Transfer Agency and Services Agreement with the Trust. Under this agreement, ALPS is paid an annual fee for services performed on behalf of the Funds plus fees for open accounts and is reimbursed for certain out-of-pocket expenses.

Compliance Services: ALPS provides services as each Fund’s Chief Compliance Officer to monitor and test the policies and procedures of each Fund in conjunction with requirements under Rule 38a-1 of the 1940 Act pursuant to a Chief Compliance Officer Services Agreement with the Trust. Under this agreement, ALPS is paid an annual fee for services performed on behalf of the Funds and is reimbursed for certain out-of-pocket expenses.

Distribution: ALPS Distributors, Inc. (the “Distributor”) (an affiliate of ALPS) acts as the principal underwriter of each Fund’s shares pursuant to a Distribution Agreement with the Trust. Shares of each Fund are offered on a continuous basis through the Distributor, as agent of the Funds. The Distributor is not obligated to sell any particular amount of shares and is not entitled to any compensation for its services as the Funds’ principal underwriter pursuant to the Distribution Agreement.

Each Fund has adopted a shareholder services plan (“Shareholder Services Plan”) for its Institutional Class. Under the Shareholder Services Plan each Fund is authorized to pay banks and their affiliates and other institutions, including broker-dealers and Fund affiliates (“Participating Organizations”), an aggregate fee in an amount not to exceed on an annual basis 0.15% of the average daily net asset value of each Fund’s Institutional Class shares to Participating Organizations as compensation for providing shareholder service activities, which do not include distribution services, pursuant to an agreement with a Participating Organization.

Semi-Annual Report | March 31, 2019	49

Clarkston Funds	Notes to Financial Statements

March 31, 2019 (Unaudited)

7. TRUSTEES

Effective October 1, 2018, the Independent Trustees of the Trust will receive a quarterly retainer of $8,000, plus $4,000 for each regular Board or Committee meeting attended and $2,000 for each special telephonic or in-person Board or Committee meeting attended. Additionally, the Audit Committee Chair will receive a quarterly retainer of $1,250 and the Independent Chair will receive a quarterly retainer of $2,500. Previously, the Independent Trustees of the Trust received a quarterly retainer of $6,000, plus $4,000 for each regular Board or Committee meeting attended and $2,000 for each special telephonic or in-person Board or Committee meeting attended. Additionally, the Audit Committee Chair received a quarterly retainer of $1,250 and the Independent Chair received a quarterly retainer of $2,500. The Independent Trustees are also reimbursed for all reasonable out-of-pocket expenses relating to attendance at meetings.

8. INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that may contain general indemnification clauses which may permit indemnification to the extent permissible under applicable law. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

9. FUND REORGANIZATION

At a special meeting of shareholders held on March 13, 2019, the shareholders of Clarkston Select Fund (the “Acquired Fund”), a former series of the Trust, approved the reorganization, pursuant to an Agreement and Plan of Reorganization (the “Plan”), of the Acquired Fund into the Clarkston Fund (“Acquiring Fund”). For accounting and financial reporting purposes, the Acquiring Fund is the accounting survivor. The Board of Trustees of the Trust had previously approved the Plan providing for the reorganization.

The purpose of the Reorganization was to combine two funds with substantially identical investment objectives and similar principal investment strategies and policies.

Following the completion of the reorganization on March 15, 2019, and pursuant to the terms of the Plan, Institutional Class shareholders of the Acquired Fund became shareholders of the Clarkston Fund and received Institutional Class shares, respectively, of the Clarkston Fund. The reorganization qualified as a tax-free “reorganization” under the Internal Revenue Code of 1986, as amended (the “Code”) for U.S. federal income tax purposes.

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Clarkston Funds	Notes to Financial Statements

March 31, 2019 (Unaudited)

As of the close of business on March 15, 2019, assets of the Acquired Fund were acquired by the Acquiring Fund in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund. On the Reorganization date, the Acquiring Fund and the Acquired Fund reported the following financial information:

Acquiring Fund	Shares Outstanding of Acquiring Fund	Net Assets of Acquiring Fund	Acquired Fund	Acquired Fund Shares Exchanged	Net Assets of Acquired Fund Exchanged
Clarkston Fund	2,899,370	33,634,424	Select Fund	1,301,165	13,797,848

The investment portfolio value and unrealized appreciation/(depreciation) as of the Reorganization Date of the Acquired Fund was as follows:

Acquired Fund	Portfolio Value	Unrealized Appreciation of Acquired Fund
Select Fund	$12,640,986	$621,303

Immediately following the Reorganization the net assets of the combined Acquiring Fund were $47,432,272.

As a result of the Reorganization, 1,189,405 Shares were issued in the Acquiring Fund.

Assuming the acquisition had been completed on October 1, 2018, the beginning of the annual reporting period of the Acquiring Fund, the Acquiring Fund’s pro forma results of operations for the period ended March 31, 2019, are as follows:

Pro Forma (unaudited)
Net Investment Income	$516,263
Net Realized and Unrealized Gain on Investments	2,241,727
Net Increase in Net Assets Resulting from Operations	$2,757,990

10. RECENT ACCOUNTING PRONOUNCEMENTS

In August 2018, the FASB issued ASU 2018-13, which changes the fair value measurement disclosure requirements of FASB ASC Topic 820, Fair Value Measurement. The update to Topic 820 includes new, eliminated, and modified disclosure requirements. ASU 2018-13 is effective for fiscal years beginning after December 15, 2019, including interim periods. Early adoption is permitted for any eliminated or modified disclosures. The Funds have elected to early adopt the eliminated and modified disclosures effective with the financial statements prepared as of March 31, 2019.

11. SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that there were no subsequent events to report through the issuance of these financial statements.

Semi-Annual Report | March 31, 2019	51

Clarkston Funds	Additional Information

March 31, 2019 (Unaudited)

1. PROXY VOTING POLICIES AND VOTING RECORD

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, (i) by calling the Funds (toll-free) at 1-844-680-6562 or (ii) on the website of the Securities and Exchange Commission (the “SEC”) at http://www.sec.gov.

Information regarding how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling the Funds (toll-free) at 1-844-680-6562 or (ii) on the SEC’s website at http://www.sec.gov.

2. PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC website at http://www.sec.gov.

3. SHAREHOLDER PROXY RESULTS

At a Special Meeting of Shareholders of the Predecessor Fund, held at the offices of ALPS Fund Services, Inc., at 1290 Broadway, Suite 1100, Denver, CO 80203 on March 13, 2019, shareholders of record as of the close of business on December 21, 2018 voted to approve the following proposals:

Proposal 1: To approve an Agreement and Plan of Reorganization for the Predecessor Clarkston Select Fund.

Shares Voted In Favor	Shares Voted Against or Abstentions
1,192,146	0

Proposal 2: To approve a new Investment Advisory Agreement for the Predecessor Clarkston Select Fund.

Shares Voted In Favor	Shares Voted Against or Abstentions
1,192,146	0

4. DISCLOSURE REGARDING RENEWAL AND APPROVAL OF FUND ADVISORY AGREEMENT

The Board of Trustees (“Board” or “Trustees”) of the Trust met in person on November 29, 2018 to evaluate, among other things, whether approving the new investment advisory agreement and interim advisory agreement (the “New Advisory Agreements”) by and between the Trust and Clarkston Capital, with respect to the Clarkston Funds, was in the best interests of the Funds’ shareholders. At this Board meeting and throughout the consideration process, the Board, including a majority of the Independent Trustees, was advised by independent counsel.

52	www.clarkstonfunds.com

Clarkston Funds	Additional Information

March 31, 2019 (Unaudited)

Clarkston Capital served as the investment adviser to the Funds and was responsible for the day-to-day management of each Fund’s assets; Clarkson Capital proposed a transaction (“Transaction”) deemed to result in a “change in control” of Clarkson Capital for the purpose of the Investment Company Act of 1940, as amended (“1940 Act”) and under the terms of the 1940 Act and resulted in the automatic termination of the then current investment advisory agreement with Clarkson Capital (“Terminated Agreement”).

In voting to approve the New Advisory Agreements, the Board did not identify any single factor as all-important or controlling. The following summary does not identify all the matters considered by the Board but provides a summary of the principal matters the Board considered.

Investment Advisory Fee Rate: The Trustees reviewed and considered the proposed annual advisory fee to be paid by the Trust on behalf of each Clarkston Fund to Clarkston Capital, noting that the fees would not change as a result of the transaction.

The Trustees considered the information they received when the current investment advisory agreement was recently renewed, comparing each Clarkston Fund’s contractual annual advisory fees and overall expenses with those of funds in the expense group and universe of funds provided by FUSE, an independent provider of investment company data, which screened retail and institutional funds with similar strategies and comparable fee structures as the Clarkston Funds, and excluded all others. Each FUSE peer group consisted of the applicable Clarkston Fund and several other funds identified by FUSE using similar strategies with comparable fee structures.

The Trustees also noted that Clarkston Capital managed other institutional and strategic accounts, and model delivery service clients, using investment strategies similar to the strategies of the Clarkston Funds, and reviewed the fee structures for, and services rendered to, such clients. Bearing in mind the limitations of comparing different types of accounts and the different levels of service typically associated with such accounts, the Trustees noted that the fee structures applicable to Clarkston Capital’s other clients employing a comparable strategy to any Clarkston Fund were not indicative of any unreasonableness with respect to the advisory fee payable by such Clarkston Fund.

Nature, Extent and Quality of the Services under the Investment Advisory Agreement: The Trustees recalled their recent renewal of the current investment advisory agreement during which they evaluated the nature, extent and quality of services provided to the Clarkston Funds. The Trustees reviewed and considered Clarkston Capital’s personnel, its history as an asset manager and its performance. The Trustees also discussed the research and decision-making processes utilized by Clarkston Capital, including the methods adopted to seek to achieve compliance with the investment objectives, policies and restrictions of the Clarkston Funds.

The Trustees reviewed the background and experience of Clarkston Capital’s management relating to the Clarkston Funds, including the qualifications, background and responsibilities of the portfolio managers primarily responsible for the day-to-day portfolio management, and noted that the Transaction would not result in a change in portfolio managers. They also discussed the resources of Clarkston Capital devoted to research and analysis of actual and potential investments. They considered the Trust’s experience with Clarkston Capital, including Clarkston Capital’s responsiveness and compliance record.

Semi-Annual Report | March 31, 2019	53

Clarkston Funds	Additional Information

March 31, 2019 (Unaudited)

Performance: The Trustees recalled their discussion of performance of each Clarkston Fund when the current investment advisory agreement was recently renewed. They reviewed performance information for each Clarkston Fund through September 30, 2018 provided by Clarkston Capital, including sector allocations and attribution results. They noted that the performance of each Fund trailed the relevant benchmark index since inception and further noted the relatively short performance period for all the Clarkston Funds, especially the Clarkston Founders Fund and the Clarkston Select Fund. They discussed information provided related to the upside and downside capture ratio of the Partners Fund, as well as recent cash position of the strategy, and how that information reflects the risk of investing in the Funds. They considered the adviser’s confidence that the valuations of the companies in the portfolios would be realized over the long term.

The Adviser’s Profitability: The Trustees received and considered actual and estimated profitability analyses provided by Clarkston Capital when the current investment advisory agreement was recently renewed, as well as Clarkston Capital’s confirmation that profitability has not materially changed since the last renewal. The Trustees considered the profits, if any, realized and anticipated to be realized by Clarkston Capital relating to the operation of each Clarkston Fund. The Trustees then considered the financial condition of Clarkston Capital. They concluded that any profits would remain reasonable after the Transaction.

Economies of Scale: The Trustees considered whether economies of scale in the provision of services to each Clarkston Fund would be passed along to the shareholders under the Investment Advisory Agreement. The Trustees concluded that the expense limitation agreement provided by Clarkston Capital was a benefit to shareholders and, based on current asset levels, adequately addressed the issue.

Other Benefits to the Adviser: The Trustees reviewed and considered any other incidental benefits derived or to be derived by Clarkston Capital from its relationship with each Clarkston Fund, including research services.

The Board summarized its deliberations with respect to the Investment Advisory Agreement with Clarkston Capital. In evaluating Clarkston Capital and the fees to be charged under the proposed Investment Advisory Agreement, the Trustees concluded that no single factor reviewed by the Trustees was identified by the Trustees to be determinative as the principal factor in whether to approve the Investment Advisory Agreement. Further, the Independent Trustees were advised by independent legal counsel throughout the process. The Trustees, including all the Independent Trustees, concluded that:

•	each Clarkston Fund’s contractual advisory fee was not unreasonable;

•	the nature, extent and quality of services to be rendered by Clarkston Capital under the proposed Investment Advisory Agreement were adequate;

•	bearing in mind the relatively short performance history of the Clarkston Funds, the performance of each Clarkston Fund was acceptable;

•	the estimated profitability of Clarkston Capital relating to the management of each Clarkston Fund was not unreasonable; and

54	www.clarkstonfunds.com

Clarkston Funds	Additional Information

March 31, 2019 (Unaudited)

•	there were no material economies of scale or other material incidental benefits accruing to Clarkston Capital because of its relationship with each Clarkston Fund.

Based on the Trustees’ deliberations and their evaluation of the information described above, the Trustees, including all the Independent Trustees, concluded that Clarkston Capital’s compensation for investment advisory services is consistent with the best interests of each Clarkston Fund and its shareholders.

Semi-Annual Report | March 31, 2019	55

This material must be preceded or accompanied by a prospectus.

The Clarkston Funds are distributed by ALPS Distributors, Inc.

Shareholder Letter	1
Portfolio Update	3
Disclosure of Fund Expenses	5
Portfolio of Investments	6
Statement of Assets and Liabilities	10
Statement of Operations	11
Statements of Changes in Net Assets	12
Statement of Cash Flows	13
Financial Highlights	14
Notes to Financial Statements	17
Additional Information	25

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website at www.ddjfunds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

Beginning on January 1, 2019, you may, notwithstanding the availability of shareholder reports online, elect to receive all future shareholder reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-844-363-4898 to let the Fund know you wish to continue receiving paper copies of your shareholder reports.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at www.ddjfunds.com.

DDJ Opportunistic High Yield Fund	Shareholder Letter

March 31, 2019 (Unaudited)

Message from the President: 6-Month Review as of 3/31/19

The past six months has been a relatively volatile period for the leveraged credit market. While high yield bonds experienced their best performance to start a year since 2003, this strong performance came on the heels of a considerable market sell-off to end 2018. This steep decline in markets was attributed to investor concerns about slowing global growth, brewing trade tensions between the U.S. and China, and a hawkish Federal Reserve.

However, in today’s environment, China and the U.S. appear to be moving closer to an agreement, helping to ease global economic growth concerns, while the Fed has turned dovish, providing markets with the fuel to extend this historically long market cycle a bit further. Over the past six months, the high yield bond market produced a modest gain, lagging investment grade credit and U.S. Treasuries, but outperforming bank loans and most equity indices.

Our base case scenario assumes that market volatility will continue, as investors digest the latest data and accordingly reset expectations regarding global economic growth, the future path of Fed rate hikes, and developments on trade negotiations, amongst other factors. An additional disruptive factor could be Britain’s ability to exit the European Union in an orderly fashion with any disorderly exit potentially straining global economic growth. Depending on whether events meet or miss investors’ expectations, the leveraged credit market has the potential to experience large in/outflows, further exacerbating periods of volatility.

From our perspective, increasing trade tensions and monetary policy mishaps present the greatest risks to the overall health of the leveraged credit market going forward. Tension between the U.S. and its primary trading partners was one of the biggest risks in 2018, and DDJ expects that the same will hold true for the remainder of 2019, with a particular focus on trade negotiations between the U.S. and China. In addition, the risk of a Fed mistake is higher than it has been for some time, and we believe that the Fed’s recent emphasis on a data-dependent approach to future monetary policy is appropriate in the current environment.

Turning our attention to the Fund’s performance, during the six-months ending March 31, 2019, the Fund lagged the BofA Merrill Lynch U.S. High Yield Non-Financials Index. The benchmark fluctuated considerably during the period and while the Fund exhibited strong relative performance in the fourth quarter of 2018 as a result of its off-benchmark bank loan and off-the-run the high yield bond holdings, those same characteristics caused the Fund to lag the benchmark considerably to start 2019.

In addition, the weakest performing sector in the fourth quarter of 2018, Energy, was also the strongest performing sector in Q1 2019. However, in the aggregate, Energy sector high yield bonds lagged the benchmark. As result, the Fund’s relative performance was enhanced by its underweight to the Energy sector.

That being said, security selection drove Fund performance during the period. As such, certain of the Fund’s positions lagged the market during the past six-months and accordingly detracted from absolute and relative performance. These positions were primarily CCC rated high yield bonds and bank loans in the Technology & Electronics, Automotive, Basic Industry and Healthcare sectors.

Short-term performance is what often makes headlines; however, long-term alpha generation takes patience and strict adherence to a time-tested investment philosophy and process. We at DDJ Capital Management do not let market “noise” influence our performance objectives. As such, we will continue to invest the Fund in leveraged credit instruments that offer a yield premium and that our research has shown provide a better fundamental risk profile than that of the overall high yield benchmark. It is our belief that this combination of targeting excess yield together with intensive due diligence undertaken to minimize downside risk will result in long-term outperformance by the Fund both on an absolute and risk-adjusted basis.

Sincerely,

David J. Breazzano

President, Chief Investment Officer and Co-Portfolio Manager

DDJ Capital Management, LLC

Semi-Annual Report | March 31, 2019	1

DDJ Opportunistic High Yield Fund	Shareholder Letter

March 31, 2019 (Unaudited)

The ICE BofA Merrill Lynch U.S. High Yield Index is maintained by ICE BofA Merrill Lynch and comprises U.S. dollar denominated below investment grade corporate debt publicly issued in the U.S. domestic market.

Alpha: the excess return of an individual investment or the Fund in aggregate relative to the return on the specified benchmark.

Coupon: The stated interest rate paid on a bond. Coupon payments for high yield bonds are typically made semi-annually.

Leveraged Loan: A commercial loan provided to a borrower by a group of lenders that has an investment grade rating.

Spread: The yield of a bond minus the yield of the government bond that matches the maturity (or appropriate call date) of the bond.

Yield: The yield is the income return on an investment, such as interest or dividends received from holding a particular security.

Yield Premium: As referenced in this letter, refers to the yield of individual investments in the Fund, or the yield of the Fund in aggregate, being higher than the yield of the Fund’s benchmark.

The views and information discussed in this commentary are as of the date of publication, are subject to change, and may not reflect the writer’s current views. The views expressed are those of the Adviser only, and represent an assessment of market conditions at a specific point in time, are opinions only and should not be relied upon as investment advice regarding a particular investment or markets in general. Such information does not constitute a recommendation to buy or sell specific securities or investment vehicles. It should not be assumed that any investment will be profitable or will equal the performance of the fund(s) or any securities or any sectors mentioned in this letter. The subject matter contained in this letter has been derived from several sources believed to be reliable and accurate at the time of compilation. Neither the Fund nor the Adviser accepts any liability for losses either direct or consequential caused by the use of this information.

Credit ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All Fund securities except for those labeled “Not Rated” and “Other” have been rated by Moody’s, S&P or Fitch, which are each a Nationally Recognized Statistical Rating Organization (“NRSRO”). All Index securities except for those labeled “Not Rated” have been rated by Moody’s or S&P. Credit ratings are subject to change. One cannot invest directly into an index.

Not FDIC Insured – No Bank Guarantee – May Lose Value

Past performance does not guarantee future results.

ALPS Distributors, Inc. is not affiliated with DDJ Capital Management, LLC, the investment adviser to the Fund.

2	www.ddjcap.com

DDJ Opportunistic High Yield Fund	Portfolio Update

March 31, 2019 (Unaudited)

Average Annual Total Returns (as of March 31, 2019)

	3 Month	6 Month	1 Year	3 Year	Since Inception*
DDJ Opportunistic High Yield Fund – Institutional Class	4.50%	1.21%	1.83%	8.85%	6.58%
DDJ Opportunistic High Yield Fund – Class I	4.51%	1.20%	2.09%	8.89%	6.61%
DDJ Opportunistic High Yield Fund – Class II	4.28%	0.93%	1.42%	8.48%	6.23%
ICE BofA Merrill Lynch U.S. High Yield Index(a)	7.40%	2.39%	5.94%	8.69%	5.76%
ICE BofA Merrill Lynch U.S. High Yield Non-Financial Index(b)	7.37%	2.30%	5.96%	8.80%	5.71%

The performance data quoted above represents past performance. Past performance is not a guarantee of future results. Investment return and value of the Fund shares will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Fund performance current to the most recent month-end is available by calling (844) 363-4898 or by visiting www.ddjfunds.com.

*	Fund’s inception date is July 16, 2015.
(a)	Effective April 2, 2019, the benchmark of the Fund is the ICE BofAML US High Yield Index, maintained by ICE BofA Merrill Lynch and comprised of U.S. dollar denominated below investment grade corporate debt publicly issued in the U.S. domestic market. DDJ Capital Management, LLC (the “Adviser”) believes that the new benchmark is a more appropriate benchmark for the Fund as it is more representative of the broad high yield market against which potential investors in the Fund typically measure high yield mutual funds, including the Fund.
(b)	The ICE BofA Merrill Lynch U.S. High Yield Non-Financial Index is a subset of The BofA Merrill Lynch US High Yield Index but that excludes all securities of financial issuers.

Returns of less than 1 year are cumulative.

Indices are not actively managed and do not reflect deduction for fees, expenses or taxes. An investor cannot invest directly in an index.

The returns shown above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or redemption of Fund shares.

The total annual operating expenses and total annual operating expenses after fee waivers and/or reimbursement you may pay as an investor in the Fund’s Institutional Class, Class I and Class II shares (as reported in the January 28, 2019 Prospectus) are 3.81% and 0.79%, 3.14% and 0.89% and 3.89% and 1.14% respectively. The Fund’s investment adviser has contractually agreed to limit expenses through January 31, 2020.

Performance of $10,000 Initial Investment (as of March 31, 2019)

The graph shown above represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Past performance does not guarantee future results. All returns reflect reinvested dividends, but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Semi-Annual Report | March 31, 2019	3

DDJ Opportunistic High Yield Fund	Portfolio Update

March 31, 2019 (Unaudited)

Top Ten Holdings (as a % of Net Assets)*

Asurion LLC	4.37%
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer	3.46%
GTT Communications, Inc.	2.63%
One Call Corp.	2.58%
Carlson Travel, Inc.	2.42%
MH Sub I LLC	2.23%
Century Aluminum Co.	2.21%
Vizient, Inc.	2.16%
U.S. Renal Care, Inc.	2.14%
Northwest Acquisitions ULC / Dominion Finco, Inc.	1.99%
Top Ten Holdings	26.19%

*	Holdings are subject to change, and may not reflect the current or future position of the portfolio. Tables present indicative values only.

Portfolio Composition (as a % of Net Assets)*

4	www.ddjcap.com

DDJ Opportunistic High Yield Fund	Disclosure of Fund Expenses

March 31, 2019 (Unaudited)

Examples. As a shareholder of the DDJ Opportunistic High Yield Fund (the “Fund”), you incur two types of costs: (1) transaction costs, including applicable redemption fees; and (2) ongoing costs, including management fees, distribution and service (12b-1) fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested on October 1, 2018 and held through March 31, 2019.

Actual Expenses. The first line under each class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period October 1, 2018 - March 31, 2019” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second line under each class in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing Fund costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line under each class in the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value October 1, 2018	Ending Account Value March 31, 2019	Expense Ratio(a)	Expense Paid During Period October 1, 2018 - March 31, 2019(b)
DDJ Opportunistic High Yield Fund
Institutional Class
Actual	$1,000.00	$1,012.10	0.79%	$3.96
Hypothetical (5% return before expenses)	$1,000.00	$1,020.99	0.79%	$3.98
Class I
Actual	$1,000.00	$1,012.00	0.75%	$3.76
Hypothetical (5% return before expenses)	$1,000.00	$1,021.19	0.75%	$3.78
Class II
Actual	$1,000.00	$1,010.40	1.14%	$5.71
Hypothetical (5% return before expenses)	$1,000.00	$1,019.25	1.14%	$5.74

(a)	Each Fund's expense ratios have been annualized based on the Fund's most recent fiscal half-year expenses.
(b)	Expenses are equal to the annualized expense ratio shown above for the applicable class, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182), divided by 365.

Semi-Annual Report | March 31, 2019	5

DDJ Opportunistic High Yield Fund	Portfolio of Investments

March 31, 2019 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (1.93%)
Consumer Discretionary (0.38%)
American Tire Distributor(a)(b)(c)(d)(e)	2,940	$62,887

Materials (1.55%)
Real Alloy Holding, Inc.(a)(b)(c)(d)(e)	3	112,496
Specialty Steel Holdco, Inc.(a)(c)(d)(e)	1	141,569
Total Materials		254,065

TOTAL COMMON STOCKS (Cost $299,737)		316,952

	Rate	Maturity Date	Principal Amount	Value (Note 2)
BANK LOANS (33.47%)
Communications (3.33%)
MH Sub I LLC, Series Amendment No. 2 Initial(f)(g)	1M US L + 7.50%, 1.00% Floor	9/15/2025	$370,000	$365,375
Ten-X LLC, Series Senior Secured(a)(d)(e)(f)	1M US L + 8.00%, 1.00% Floor	9/29/2025	180,000	180,000
Total Communications				545,375

Consumer Discretionary (0.25%)
American Tire Distributors, Inc., Series Initial(a)(f)(h)	Cash L + 6.50 + PIK 1.50%, 1.00% Floor	9/2/2024	17,094	15,338
American Tire Distributors, Inc., Series Initial (DIP)(a)(f)(h)	Cash L + 6.00 + PIK 1.0%, 1.00% Floor	9/1/2023	25,705	25,351
Total Consumer Discretionary				40,689

Consumer, Cyclical (4.63%)
DexKo Global, Inc., Series B(e)(f)	3M US L + 8.25%	7/24/2025	190,000	189,050
KUEHG Corp, Series Tranche B(f)	3M US L + 8.25%, 1.00% Floor	8/22/2025	70,000	70,000
Parq Holdings LP, Series Closing Date(f)	3M US L + 7.50%, 1.00% Floor	12/17/2020	227,584	227,299
Truck Hero, Inc., Series Initial(f)	1M US L + 3.75%	4/22/2024	49,873	48,206
Truck Hero, Inc., Series Initial(f)	1M US L + 8.25%, 1.00% Floor	4/21/2025	230,000	224,250
Total Consumer, Cyclical				758,805

Consumer, Non-cyclical (9.21%)
Aveanna Healthcare LLC, Series Initial(f)	1M US L + 8.00%, 1.00% Floor	3/17/2025	120,000	114,900
Aveanna Healthcare LLC, Series Initial New(e)(f)	1M US L + 5.50%, 1.00% Floor	3/18/2024	129,439	126,527
Dentalcorp Health Services ULC, Series Delayed Draw(e)(f)	1M US L + 7.50%, 1.00% Floor	6/8/2026	14,840	14,691
Dentalcorp Perfect Smile ULC(e)(f)	L +7.5%	6/8/2026	130,000	128,700
Lanai Holdings III, Inc., Series Initial(a)(e)(f)	3M US L + 8.50%, 1.00% Floor	8/28/2023	160,000	144,000
Learning Care Group No. 2, Inc., Series Initial(a)(e)(f)	2M US L + 7.50%, 1.00% Floor	3/13/2026	110,000	109,450
One Call Corp., Series Extended(a)(f)	1M US L + 5.25%, 1.00% Floor	11/27/2022	129,632	110,620
Packaging Coordinators Midco, Inc., Series Initial(e)(f)	3M US L + 8.75%, 1.00% Floor	7/1/2024	160,000	159,600
Parfums Holding Co., Inc., Series Initial(f)	3M US L + 8.75%, 1.00% Floor	6/30/2025	130,000	130,650
U.S. Renal Care, Inc., Series Initial(f)	3M US L + 4.25%, 1.00% Floor	12/30/2022	119,357	119,320
U.S. Renal Care, Inc., Series Senior Secured(f)	3M US L + 8.00%, 1.00% Floor	12/29/2023	350,000	351,533
Total Consumer, Non-cyclical				1,509,991

Financials (4.88%)
Asurion LLC, Series Replacement B-2(f)(g)	1M US L + 6.50%	8/4/2025	705,000	716,382
Zest Acquisition Corp., Series Initial(e)(f)	3M US L + 7.50%, 1.00% Floor	3/13/2026	90,000	84,375
Total Financials				800,757

See Notes to Financial Statements.

6	www.ddjcap.com

DDJ Opportunistic High Yield Fund	Portfolio of Investments

March 31, 2019 (Unaudited)

	Rate	Maturity Date	Principal Amount	Value (Note 2)
Health Care (1.54%)
Dentalcorp Health Services ULC, Series Initial(e)(f)(i)	1M US L + 7.50%, 1.00% Floor	6/8/2026	$85,160	$84,309
National Mentor Holdings, Inc., Series Initial(e)(f)	1M US L + 8.50%, 1.00% Floor	3/8/2027	90,000	88,650
Regionalcare Hospital Partners Holdings, Inc., Series B(f)	1M US L + 4.50%	11/16/2025	79,800	79,089
Total Health Care				252,048

Industrials (3.84%)
Deliver Buyer, Inc., Series Senior Secured(f)	3M US L + 5.00%, 1.00% Floor	5/1/2024	139,242	138,198
Engineered Machinery Holdings, Inc., Series Initial(f)	3M US L + 7.25%, 1.00% Floor	7/18/2025	165,812	163,187
Utex Industries, Inc., Series Initial(f)(g)	1M US L + 7.25%, 1.00% Floor	5/20/2022	290,000	270,184
Utex Industries, Inc. - Initial Loan (First Lien), Series Initial(f)(g)	1M US L + 4.00%, 1.00% Floor	5/21/2021	59,843	57,655
Total Industrials				629,224

Materials (0.04%)
Miami Valley Steel Service, Inc., Series Senior Secured(a)(d)(e)(f)	3M US L + 9.00%, 1.00% Floor	1/20/2023	6,990	6,990

Technology (5.75%)
Dun & Bradstreet Corp., Series Initial Borrowing(f)	1M US L + 5.00%	2/6/2026	150,000	148,594
Evergreen Skills Lux S.A R.L., Series Initial(f)	1M US L + 4.75%, 1.00% Floor	4/28/2021	370,285	312,520
Evergreen Skills Lux S.A R.L., Series Initial(f)	1M US L + 8.25%, 1.00% Floor	4/28/2022	59,990	24,896
Masergy Holdings, Inc., Series Initial(f)	3M US L + 7.50%, 1.00% Floor	12/16/2024	125,585	123,388
Optiv, Inc., Series Initial(e)(f)	1M US L + 7.25%, 1.00% Floor	1/31/2025	50,000	47,375
Peak 10 Holding Corp., Series Initial(f)	3M US L + 7.25%, 1.00% Floor	8/1/2025	140,000	123,900
TierPoint LLC, Series Initial(f)	1M US L + 7.25%, 1.00% Floor	5/5/2025	170,000	161,712
Total Technology				942,385

TOTAL BANK LOANS (Cost $5,559,730)				5,486,264

HIGH YIELD BONDS AND NOTES (62.88%)
Basic Materials (4.67%)
Big River Steel LLC / BRS Finance Corp.(j)	7.250%	9/1/2025	130,000	136,214
Cornerstone Chemical Co.(j)	6.750%	8/15/2024	320,000	302,400
Northwest Acquisitions ULC / Dominion Finco, Inc.(g)(j)	7.125%	11/1/2022	370,000	326,525
Total Basic Materials				765,139

Communications (6.41%)
CCO Holdings LLC / CCO Holdings Capital Corp.(j)	5.000%	2/1/2028	70,000	69,387
CenturyLink, Inc., Series G	6.875%	1/15/2028	250,000	238,125
Clear Channel Worldwide Holdings, Inc., Series A	6.500%	11/15/2022	70,000	72,013
GTT Communications, Inc.(g)(j)	7.875%	12/31/2024	490,000	431,049
Townsquare Media, Inc.(j)	6.500%	4/1/2023	120,000	115,350
ViaSat, Inc.(j)	5.625%	9/15/2025	130,000	125,125
Total Communications				1,051,049

Consumer, Cyclical (6.64%)
Avantor, Inc.(j)	9.000%	10/1/2025	210,000	228,112
BCD Acquisition, Inc.(j)	9.625%	9/15/2023	150,000	159,750
Carlson Travel, Inc.(j)	9.500%	12/15/2024	410,000	396,675
Jack Ohio Finance LLC / Jack Ohio Finance 1 Corp.(j)	10.250%	11/15/2022	185,000	199,338
Sportsnet(a)(c)(d)(e)	10.250%	1/15/2025	100,000	105,000
Total Consumer, Cyclical				1,088,875

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2019	7

DDJ Opportunistic High Yield Fund	Portfolio of Investments

March 31, 2019 (Unaudited)

	Rate	Maturity Date	Principal Amount	Value (Note 2)
Consumer, Non-cyclical (15.64%)
Eagle Holding Co. II LLC(h)(j)	Cash 7.625% + PIK 8.375%	5/15/2022	$300,000	$303,375
High Ridge Brands Co.(j)	8.875%	3/15/2025	125,000	50,625
Midas Intermediate Holdco II LLC / Midas Intermediate Holdco II
Finance, Inc.(j)	7.875%	10/1/2022	85,000	80,537
MPH Acquisition Holdings, LLC(j)	7.125%	6/1/2024	280,000	280,000
NVA Holdings, Inc.(j)	6.875%	4/1/2026	290,000	288,187
One Call Corp., Series AI(a)(d)(e)(h)	7.500%	7/1/2024	501,912	422,861
Polaris Intermediate Corp.(h)(j)	8.500%	12/1/2022	250,000	247,563
Simmons Foods, Inc.(j)	5.750%	11/1/2024	60,000	52,950
Surgery Center Holdings, Inc.(j)	6.750%	7/1/2025	325,000	295,750
Team Health Holdings, Inc.(j)	6.375%	2/1/2025	230,000	187,738
Vizient, Inc.(j)	10.375%	3/1/2024	325,000	353,616
Total Consumer, Non-cyclical				2,563,202

Energy (5.93%)
Foresight Energy LLC / Foresight Energy(j)	11.500%	4/1/2023	380,000	309,700
MEG Energy Corp.(j)	6.375%	1/30/2023	120,000	111,450
MEG Energy Corp.(j)	7.000%	3/31/2024	310,000	290,625
Resolute Energy Corp.	8.500%	5/1/2020	260,000	260,000
Total Energy				971,775

Financials (8.87%)
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer(g)(j)	8.250%	8/1/2023	550,000	566,500
AssuredPartners, Inc.(j)	7.000%	8/15/2025	320,000	297,600
NFP Corp.(j)	6.875%	7/15/2025	210,000	201,600
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC(j)	7.125%	12/15/2024	155,000	134,075
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC	8.250%	10/15/2023	280,000	254,100
Total Financials				1,453,875

Industrials (9.67%)
Apex Tool Group LLC / BC Mountain Finance, Inc.(j)	9.000%	2/15/2023	170,000	164,050
JPW Industries Holding Corp.(j)	9.000%	10/1/2024	160,000	156,800
Material Sciences Corp.(a)(c)(d)(e)(f)(h)	L + 8.25 or PIK 2.00%	1/9/2024	107,945	107,945
Optimas OE Solutions Holding LLC / Optimas OE Solutions, Inc.(j)	8.625%	6/1/2021	180,000	167,400
Plastipak Holdings, Inc.(j)	6.250%	10/15/2025	280,000	263,200
Titan Acquisition, Ltd. / Titan Co.-Borrower LLC(g)(j)	7.750%	4/15/2026	280,000	242,200
TransDigm, Inc.	6.375%	6/15/2026	270,000	268,272
Trident Merger Sub, Inc.(j)	6.625%	11/1/2025	230,000	216,200
Total Industrials				1,586,067

Materials (4.21%)
Century Aluminum Co.(j)	7.500%	6/1/2021	360,000	362,700
Real Alloy Holding, Inc.(a)(c)(d)(e)(f)(h)	3M US L +10.00% or PIK L+12.00%, 1.00% Floor	11/28/2023	118,182	118,182
Specialty Steel Holdco, Inc.(a)(c)(d)(e)	11.620%	11/15/2022	210,000	210,000
Total Materials				690,882

Technology (0.84%)
West Corp.(j)	8.500%	10/15/2025	160,000	138,400

TOTAL HIGH YIELD BONDS AND NOTES (Cost $10,434,823)				10,309,264

See Notes to Financial Statements.

8	www.ddjcap.com

DDJ Opportunistic High Yield Fund	Portfolio of Investments

March 31, 2019 (Unaudited)

Rate	Maturity Date	Principal Amount	Value (Note 2)
Warrant (0.22%)
Materials (0.22%)
Material Sciences Corp., Strike Price: $0.01, Expires 12/22/2036(a)(b)(c)(d)(e)		3,369	35,473
Total Materials			35,473

TOTAL INVESTMENTS (98.50%) (Cost $16,300,278)			$16,147,953

OTHER ASSETS IN EXCESS OF LIABILITIES (1.50%)			246,579

NET ASSETS (100.00%)			$16,394,532

(a)	Security deemed to be illiquid under the procedures approved by the Fund’s Board of Trustees. As of March 31, 2019, the market value of illiquid securities in the aggregate was $1,908,162, representing 11.64% of the Fund’s net assets.
(b)	Non-income producing security.
(c)	Security deemed to be restricted as of March 31, 2019. As of March 31, 2019, the market value of restricted securities in the aggregate was $893,552, representing 5.45% of the Fund’s net assets. Additional information on restricted securities can be found in the Notes to Quarterly Portfolio of Investments.
(d)	Fair valued security under the procedures approved by the Fund’s Board of Trustees.
(e)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as Level 3 assets. See also note 2 to the financial statements for additional information.
(f)	Floating or variable rate security. The reference rate is described below. The rate in effect as of March 31, 2019 is based on the reference rate plus the displayed spread as of the securities last reset date.
(g)	All or a portion of this position has not settled as of March 31, 2019. The interest rate shown represents the stated spread over the London Interbank Offered Rate ("LIBOR" or "L") or the applicable LIBOR floor; the Fund will not accrue interest until the settlement date, at which point LIBOR will be established.
(h)	Payment in-kind.
(i)	A portion of this position was not funded at March 31, 2019. The Fund had approximately $5,100 in unfunded commitment pursuant to Delayed Draw Term Loan facility. The Portfolio of Investments records this investment as fully funded and accordingly, a corresponding payable for investments purchased has also been recorded which represents the actual unfunded amount on the balance sheet date.
(j)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $8,252,766, representing 50.34% of net assets.

Investment Abbreviations:

LIBOR - London Interbank Offered Rate

PIK - Payment in-kind

Libor Rates:

1M US L - 1 Month LIBOR as of March 31, 2019 was 2.49%

3M US L - 3 Month LIBOR as of March 31, 2019 was 2.60%

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indices or ratings group indices, and/or as defined by Fund's management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of the Fund's net assets. (Unaudited)

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2019	9

DDJ Opportunistic High Yield Fund	Statement of Assets and Liabilities

March 31, 2019 (Unaudited)

ASSETS:
Investments, at value (Cost $16,300,278)	$16,147,953
Cash and cash equivalents	542,571
Receivable for investments sold	17,771
Receivable for shares sold	193,742
Dividends and interest receivable	261,321
Receivable due from adviser	18,736
Prepaid expenses	12,449
Total Assets	17,194,543

LIABILITIES:
Payable for administration and transfer agency fees	41,364
Payable for investments purchased	736,967
Payable for shareholder services
Class I	358
Payable for distribution fees
Class II	1,816
Payable for printing	92
Payable for professional fees	12,389
Payable for trustees' fees and expenses	355
Payable to Chief Compliance Officer fees	4,959
Accrued expenses and other liabilities	1,711
Total Liabilities	800,011
NET ASSETS	$16,394,532

NET ASSETS CONSIST OF:
Paid-in capital (Note 5)	$17,229,424
Total distributable earnings	(834,892)
NET ASSETS	$16,394,532

PRICING OF SHARES
Institutional Class :
Net Asset Value, offering and redemption price per share	$9.19
Net Assets	$10,157,222
Shares of beneficial interest outstanding	1,105,718
Class I :
Net Asset Value, offering and redemption price per share	$9.20
Net Assets	$731,191
Shares of beneficial interest outstanding	79,504
Class II :
Net Asset Value, offering and redemption price per share	$9.22
Net Assets	$5,506,119
Shares of beneficial interest outstanding	597,497

 Commitments and Contingencies (Note 8)

See Notes to Financial Statements.

10	www.ddjcap.com

DDJ Opportunistic High Yield Fund	Statement of Operations

For the Six Months Ended March 31, 2019 (Unaudited)

INVESTMENT INCOME:
Dividends	$154,085
Interest	564,076
Total Investment Income	718,161

EXPENSES:
Investment advisory fees (Note 6)	46,070
Administration fees	87,696
Shareholder service fees
Class II	1,748
Distribution fees
Class II	4,370
Custody fees	2,456
Legal fees	3,233
Audit and tax fees	9,965
Transfer agent fees	25,244
Trustees fees and expenses	597
State registration fees	22,179
Printing fees	2,174
Chief Compliance Officer fees	14,959
Insurance fees	151
Other expenses	5,132
Total Expenses	225,974
Less fees waived/reimbursed by investment adviser
Institutional Class (Note 6)	(115,552)
Class I	(9,274)
Class II	(43,024)
Net Expenses	58,124
NET INVESTMENT INCOME	660,037

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) on:
Investments	(415,907)
Net realized loss	(415,907)
Change in unrealized appreciation/(depreciation) on:
Investments	(25,026)
Net change	(25,026)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(440,933)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$219,104

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2019	11

DDJ Opportunistic High Yield Fund	Statements of Changes in Net Assets

	For the Six Months Ended March 31, 2019 (Unaudited)	For the Year Ended September 30, 2018
OPERATIONS:
Net investment income	$660,037	$930,299
Net realized loss on investments	(415,907)	(302,081)
Net change in unrealized depreciation on investments	(25,026)	(347,937)
Net increase in net assets resulting from operations	219,104	280,281

DISTRIBUTIONS TO SHAREHOLDERS
Institutional Class	(432,343)	(720,503)
Class I	(34,192)	(210,379)
Class II	(173,066)	(67,029)
Total distributions	(639,601)	(997,911)

BENEFICIAL SHARE TRANSACTIONS (Note 5):
Institutional Class
Shares sold	1,443,964	1,590,038
Dividends reinvested	233,435	664,896
Shares redeemed	(4,985)	(158,328)
Net increase from beneficial share transactions	1,672,414	2,096,606

Class I
Shares sold	–	7,730,002
Dividends reinvested	34,192	210,379
Shares redeemed	–	(7,688,156)
Redemption fees	–	20
Net increase from beneficial share transactions	34,192	252,245

Class II
Shares sold	4,916,566	2,121,691
Dividends reinvested	154,142	67,028
Shares redeemed	(780,033)	(1,038,479)
Redemption fees	1,185	156
Net increase from beneficial share transactions	4,291,860	1,150,396
Net increase in net assets	5,577,969	2,781,617

NET ASSETS:
Beginning of period	10,816,563	8,034,946
End of period	$16,394,532	$10,816,563

See Notes to Financial Statements.

12	www.ddjcap.com

DDJ Opportunistic High Yield Fund	Statements of Cash Flows

For the Six Months Ended March 31, 2019 (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets from operations	$219,104
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Purchases of investment securities	(7,896,415)
Proceeds from disposition of investment securities	2,336,373
Amortization of premium and accretion of discount on investments	(8,739)
Net realized loss on investments	415,907
Net change in unrealized depreciation on investments	25,026
(Increase)/Decrease in assets:
Interest receivable	(86,593)
Receivable due from adviser	5,336
Prepaid expenses	7,358
Increase/(Decrease) in liabilities:
Payable for 12b-1 fees
Class I	(147)
Class II	1,566
Payable for administration and transfer agency fees	14,040
Payable to trustees' fees and expenses	350
Payable to Chief Compliance Officer fees	2,459
Payable for professional fees	(7,744)
Other accrued expenses and other liabilities	(2,337)
Net cash used in operating activities	(4,974,456)

CASH FLOWS PROVIDED BY FINANCING ACTIVITIES:
Proceeds from sale of shares	6,177,288
Payment on shares redeemed	(783,833)
Cash distributions paid	(217,832)
Net cash provided by financing activities	5,175,623

Net change in cash & cash equivalents	201,167
Cash & cash equivalents, beginning of period	$341,404
Cash & cash equivalents, end of period	$542,571

Non-cash financing activities not included herein consist of reinvestment of distributions of:	$421,769

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2019	13

DDJ Opportunistic High Yield Fund	Financial Highlights

Institutional Class	For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended March 31, 2019 (Unaudited)		For the Year Ended September 30, 2018	For the Year Ended September 30, 2017	For the Year Ended September 30, 2016	For the Period Ended September 30, 2015(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$9.53		$10.04	$9.84	$9.76	$10.00

INCOME/(LOSS) FROM OPERATIONS:
Net investment income(b)	0.46		0.84	0.87	0.72	0.08
Net realized and unrealized gain/(loss) on investments	(0.36)		(0.43)	0.33	0.06	(0.26)
Total from investment operations	0.10		0.41	1.20	0.78	(0.18)

LESS DISTRIBUTIONS:
From net investment income	(0.44)		(0.82)	(0.89)	(0.70)	(0.06)
From net realized gains on investments	–		(0.10)	(0.11)	–	–
Total Distributions	(0.44)		(0.92)	(1.00)	(0.70)	(0.06)
NET INCREASE/(DECREASE) IN NET ASSET VALUE	(0.34)		(0.51)	0.20	0.08	(0.24)
NET ASSET VALUE, END OF PERIOD	$9.19		$9.53	$10.04	$9.84	$9.76

TOTAL RETURN(c)	1.21%		4.26%	12.73%	8.41%	(1.77%)

SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$10,157		$8,801	$7,101	$7,916	$2,968

RATIOS TO AVERAGE NET ASSETS
Operating expenses excluding reimbursement/waiver	3.37	%(d)	3.81%	4.61%	5.19%	14.66	%(d)
Operating expenses including reimbursement/waiver	0.79	%(d)	0.79%	0.79%	0.79%	0.79	%(d)
Net investment income including reimbursement/waiver	10.05	%(d)	8.56%	8.67%	7.55%	3.71	%(d)

PORTFOLIO TURNOVER RATE(e)	18%		147%	86%	72%	4%

(a)	Commenced operations on July 17, 2015.
(b)	Calculated using the average shares method.
(c)	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	Annualized.
(e)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

14	www.ddjcap.com

DDJ Opportunistic High Yield Fund	Financial Highlights

Class I	For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended March 31, 2019 (Unaudited)		For the Year Ended September 30, 2018		For the Year Ended September 30, 2017		For the Year Ended September 30, 2016	For the Period Ended September 30, 2015(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$9.54		$10.04		$9.84		$9.76	$10.00

INCOME/(LOSS) FROM OPERATIONS:
Net investment income(b)	0.47		0.81		0.86		0.73	0.07
Net realized and unrealized gain/(loss) on investments	(0.37)		(0.39)		0.33		0.05	(0.24)
Total from investment operations	0.10		0.42		1.19		0.78	(0.17)

LESS DISTRIBUTIONS:
From net investment income	(0.44)		(0.82)		(0.88)		(0.70)	(0.07)
From net realized gains on investments	–		(0.10)		(0.11)		–	–
Total Distributions	(0.44)		(0.92)		(0.99)		(0.70)	(0.07)
REDEMPTION FEES ADDED TO PAID-IN-CAPITAL (Note 5)	–		0.00	(c)	–		–	–
NET INCREASE/(DECREASE) IN NET ASSET VALUE	(0.34)		(0.50)		0.20		0.08	(0.24)
NET ASSET VALUE, END OF PERIOD	$9.20		$9.54		$10.04		$9.84	$9.76

TOTAL RETURN(d)	1.20%		4.42%		12.63%		8.43%	(1.76%)

SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$731		$723		$732		$650	$98

RATIOS TO AVERAGE NET ASSETS
Operating expenses excluding reimbursement/waiver	3.34	%(e)	3.04%		4.63%		5.10%	14.74	%(e)
Operating expenses including reimbursement/waiver	0.75	%(e)(f)	0.79	%(f)	0.80	%(f)	0.89%	0.89	%(e)
Net investment income including reimbursement/waiver	10.06	%(e)	8.29%		8.66%		7.55%	3.47	%(e)

PORTFOLIO TURNOVER RATE(g)	18%		147%		86%		72%	4%

(a)	Commenced operations on July 17, 2015.
(b)	Calculated using the average shares method.
(c)	Less than $0.005 per share.
(d)	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(e)	Annualized.
(f)	According to the Fund's shareholder services plan with respect to the Fund's Class I shares, any amount of such payment not paid during the Fund's fiscal year for such services activities shall be reimbursed to the Fund as soon as practical after the end of the fiscal year. Fees were reimbursed to the Fund during the period ended March 31, 2019 and the years ended September 30, 2018 and September 30, 2017, in the amounts of 0.14%, 0.10% and 0.09% of average net assets of Class I shares.
(g)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2019	15

DDJ Opportunistic High Yield Fund	Financial Highlights

Class II	For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended March 31, 2019 (Unaudited)		For the Year Ended September 30, 2018		For the Year Ended September 30, 2017		For the Year Ended September 30, 2016	For the Period Ended September 30, 2015(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$9.55		$10.04		$9.83		$9.76	$10.00

INCOME/(LOSS) FROM OPERATIONS:
Net investment income(b)	0.45		0.79		0.84		0.68	0.07
Net realized and unrealized gain/(loss) on investments	(0.36)		(0.41)		0.32		0.06	(0.25)
Total from investment operations	0.09		0.38		1.16		0.74	(0.18)

LESS DISTRIBUTIONS:
From net investment income	(0.42)		(0.77)		(0.84)		(0.67)	(0.06)
From net realized gains on investments	–		(0.10)		(0.11)		–	–
Total Distributions	(0.42)		(0.87)		(0.95)		(0.67)	(0.06)
REDEMPTION FEES ADDED TO PAID-IN-CAPITAL (Note 5)	0.00	(c)	0.00	(c)	–		–	–
NET INCREASE/(DECREASE) IN NET ASSET VALUE	(0.33)		(0.49)		0.21		0.07	(0.24)
NET ASSET VALUE, END OF PERIOD	$9.22		$9.55		$10.04		$9.83	$9.76

TOTAL RETURN(d)	1.04%		3.97%		12.38%		8.06%	(1.80%)

SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$5,506		$1,292		$201		$106	$98

RATIOS TO AVERAGE NET ASSETS
Operating expenses excluding reimbursement/waiver	3.59	%(e)	3.83%		4.86%		6.18%	14.99	%(e)
Operating expenses including reimbursement/waiver	1.14	%(e)(f)	1.08	%(f)	1.05	%(f)	1.14%	1.14	%(e)
Net investment income including reimbursement/waiver	9.87	%(e)	8.16%		8.41%		7.15%	3.22	%(e)

PORTFOLIO TURNOVER RATE(g)	18%		147%		86%		72%	4%

(a)	Commenced operations on July 17, 2015.
(b)	Calculated using the average shares method.
(c)	Less than $0.005 per share.
(d)	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(e)	Annualized.
(f)	According to the Fund's shareholder services plan with respect to the Fund's Class II shares, any amount of such payment not paid during the Fund's fiscal year for such services activities shall be reimbursed to the Fund as soon as practical after the end of the fiscal year. Fees were reimbursed to the Fund during the period ended March 31, 2019 and the years ended September 30, 2018 and September 30, 2017, in the amounts of 0.00%, 0.06% and 0.09% of average net assets of Class II shares.
(g)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

16	www.ddjcap.com

DDJ Opportunistic High Yield Fund	Notes to Financial Statements

March 31, 2019 (Unaudited)

1. ORGANIZATION

ALPS Series Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of multiple separate portfolios or series. This semi-annual report describes the DDJ Opportunistic High Yield Fund (the “Fund”). The Fund is diversified, and its primary investment objective is overall total return consisting of a high level of current income together with long-term capital appreciation. The Fund currently offers Class I shares, Class II shares and Institutional Class shares. Each share class has identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. The Board of Trustees (the “Board”) may establish additional funds and classes of shares at any time in the future without shareholder approval.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America for investment companies (“U.S. GAAP”). The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its financial statements.

Investment Valuation: The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board, which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more broker-dealers that make a market in the security.

Loans are primarily valued by using a composite loan price from a nationally recognized loan pricing service. The methodology used by the Fund’s nationally recognized loan pricing provider for composite loan prices is to value loans at the mean of the bid and ask prices from one or more third party pricing services or dealers.

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable NAV, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

When such prices or quotations are not available, or when the Fair Value Committee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Semi-Annual Report | March 31, 2019	17

DDJ Opportunistic High Yield Fund	Notes to Financial Statements

March 31, 2019 (Unaudited)

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly); and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2019:

DDJ OPPORTUNISTIC HIGH YIELD FUND

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks
Consumer Discretionary	$–	$–	$62,887	$62,887
Materials	–	–	254,065	254,065
Bank Loans
Communications	–	365,375	180,000	545,375
Consumer Discretionary	–	40,689	–	40,689
Consumer, Cyclical	–	569,755	189,050	758,805
Consumer, Non-cyclical	–	827,023	682,968	1,509,991
Financials	–	716,382	84,375	800,757
Health Care	–	79,089	172,959	252,048
Industrials	–	629,224	–	629,224
Materials	–	–	6,990	6,990
Technology	–	895,010	47,375	942,385
High Yield Bonds and Notes
Basic Materials	–	765,139	–	765,139
Communications	–	1,051,049	–	1,051,049
Consumer, Cyclical	–	983,875	105,000	1,088,875
Consumer, Non-cyclical	–	2,140,341	422,861	2,563,202
Energy	–	971,775	–	971,775
Financial	–	499,200	–	499,200
Financials	–	954,675	–	954,675
Industrial	–	885,650	–	885,650
Industrials	–	592,472	107,945	700,417
Materials	–	362,700	328,182	690,882
Technology	–	138,400	–	138,400
Warrant
Materials	–	–	35,473	35,473
Total	$–	$13,467,823	$2,680,130	$16,147,953

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DDJ Opportunistic High Yield Fund	Notes to Financial Statements

March 31, 2019 (Unaudited)

The Fund recognizes transfers between levels as of the end of the period. For the six months ended March 31, 2019, the Fund did not have any transfers between Level 1 and Level 2 securities. The following is a reconciliation of assets in which Level 3 inputs were used in determining value:

DDJ Opportunistic High Yield Fund	Common Stocks	Bank Loans	High Yield Bonds And Notes	Warrant	Total
Balance as of September 30, 2018	$376,551	$1,751,283	$550,445	$19,532	$2,697,811
Accrued discount/ premium	–	1,723	1,115	–	2,838
Realized Gain/(Loss)	–	3	–	22,288	22,291
Change in Unrealized Appreciation/(Depreciation)	(122,133)	(12,444)	(1,292)	19,816	(116,053)
Purchases	62,534	482,363	425,538	–	970,435
Sales Proceeds	–	(2,979)	(11,818)	(26,163)	(40,960)
Transfer into Level 3	–	131,750	–	–	131,750
Transfer out of Level 3	–	(987,982)	–	–	(987,982)
Balance as of March 31, 2019	$316,952	$1,363,717	$963,988	$35,473	$2,680,130
Net change in unrealized appreciation/(depreciation) included in the Statement of Operations attributable to Level 3 investments held at March 31, 2019	$(122,133)	$(22,754)	$(1,292)	$19,816	$(126,363)

Information about Level 3 measurements as of March 31, 2019:

Asset Class	Market Value	Valuation Technique(s)	Unobservable Input(s)(a)	Value/Range
Common Stock	$316,952	Market Analysis, Discounted Cash Flow Analysis	Discount Rate, EBITDA Multiple	13.4%-15.8%/4.75x-7.5x
Bank Loans	$1,176,727	Third-Party Vendor Pricing Service	Vendor Quotes	N/A
Bank Loans	$186,990	Market Analysis	Market Data of Similar Companies	N/A
High Yield Bonds	$963,988	Market Analysis	Market Data of Similar Companies	N/A
Warrants	$35,473	Market Analysis, Discounted Cash Flow Analysis	Discount Rate, EBITDA Multiple	12.4%/6.87x

(a)         A change to the unobservable input may result in a significant change to the value of the investment as follows:

Unobservable Input	Impact to Value if Input Increases	Impact to Value if Input Decreases
Market Data of Similar Companies	Increase	Decrease
Vendor Quotes	Increase	Decrease
Discount Rate	Decrease	Increase
EBITDA Multiple	Increase	Decrease
Intrinsic Value	Increase	Decrease

Cash & Cash Equivalents: The Fund considers its investment in a Federal Deposit Insurance Corporation ("FDIC") insured interest bearing account to be cash and cash equivalents. Cash and cash equivalents are valued at cost plus any accrued interest. The Fund maintains cash balances, which, at times may exceed federally insured limits. The Fund maintains these balances with a high quality financial institution.

Concentration of Credit Risk: The Fund places its cash with a banking institution, which is insured by FDIC. The FDIC limit is $250,000. At various times throughout the year, the amount on deposit may exceed the FDIC limit and subject the Fund to a credit risk. The Fund does not believe that such deposits are subject to any unusual risk associated with investment activities.

Trust Expenses: Some expenses of the Trust can be directly attributed to the Fund. Expenses that cannot be directly attributed to the Fund are apportioned among all funds in the Trust based on average net assets of each fund, including Trustees’ fees and expenses.

Fund Expenses: Some expenses can be directly attributed to the Fund and are apportioned among the classes based on average net assets of each class.

Class Expenses: Expenses that are specific to a class of shares are charged directly to that share class. Fees provided under the distribution (Rule 12b-1) and/or shareholder service plans for a particular class of the Fund are charged to the operations of such class.

Semi-Annual Report | March 31, 2019	19

DDJ Opportunistic High Yield Fund	Notes to Financial Statements

March 31, 2019 (Unaudited)

Federal Income Taxes: The Fund complies with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains, if any, each year so that it will not be subject to excise tax on undistributed income and gains. The Fund is not subject to income taxes to the extent such distributions are made.

As of and during the six months ended March 31, 2019, the Fund did not have a liability for any unrecognized tax benefits in the accompanying financial statements. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. The Fund files U.S. federal, state and local income tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. The Fund’s administrator has analyzed the Fund’s tax positions taken on federal and state income tax returns for all open tax years and has concluded that as of March 31, 2019, no provision for income tax is required in the Fund’s financial statements related to these tax positions.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date basis) for financial reporting purposes. Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned using the effective yield method. Dividend income is recognized on the ex-dividend date, or for certain foreign securities, as soon as information is available to the Fund. All of the realized and unrealized gains and losses and net investment income are allocated daily to each class in proportion to its average daily net assets.

Distributions to Shareholders: The Fund normally pays dividends, if any, monthly, and distributes capital gains, if any, on an annual basis. Income dividend distributions are derived from interest and other income the Fund receives from its investments, including short term capital gains. Long term capital gain distributions are derived from gains realized when the Fund sells a security it has owned for more than one year. The Fund may make additional distributions and dividends at other times if its investment advisor has determined that doing so may be necessary for the Fund to avoid or reduce taxes. Net investment income/(loss) and net realized gain/(loss) may differ for financial statement and tax purposes.

Loan Assignments: The Fund acquires loans via loan assignments. The Fund considers loans acquired via assignment to be investments in debt instruments. When the Fund purchases loans from lenders via assignment, the Fund will acquire direct rights against the borrower on the loan except that under certain circumstances such rights may be more limited than those held by the assigning lender.

Loans and debt instruments are subject to credit risk. Credit risk relates to the ability of the borrower under such fixed income instruments to make interest and principal payments as they become due.

As of March 31, 2019, the Fund held $5,486,264, or 33.47% of the Fund’s net assets, in loans acquired via assignment.

Liquidity Risk: Liquidity risk exists when particular investments are difficult to sell. The Fund may not be able to sell these investments at the best prices or at the value the Fund places on them. In such a market, the value of such investments, and as a result the Fund’s share price, may fall dramatically, even during periods of declining interest rates. Investments that are illiquid or that trade in lower volumes may be more difficult to value. The market for high yield securities in particular may be less liquid than higher quality fixed income securities, and therefore these securities may be harder to value or sell at an acceptable price, especially during times of market volatility or decline.

Restricted securities: Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense, either upon demand by a fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid. The Fund will not incur any registration costs upon such resale. The Fund’s restricted securities are valued at the price provided by pricing services or dealers in the secondary market or, if no market prices are available, at the fair value price as determined by the Fund’s Adviser or pursuant to the Fund’s fair value policy, subject to oversight by the Board. The Fund has acquired certain securities, the sale of which is restricted under applicable provisions of the Securities Act of 1933. It is possible that the fair value price may differ significantly from the amount that may ultimately be realized in the near term, and the difference could be material.

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DDJ Opportunistic High Yield Fund	Notes to Financial Statements

March 31, 2019 (Unaudited)

The below securities restricted from resale as of March 31, 2019:

	Acquisition Date	Shares or Principal Amount	Amortized Cost	Fair Value
American Tire Distributor (Common Stock)	12/21/18	2,940	$62,534	$62,887
Material Sciences Corp. FLT% or PIK 2.00% 01/09/2024	7/9/18	107,945	$107,945	$107,945
Material Sciences Corp., Strike Price: $0.01, Expires 12/22/2036 (Warrants)	12/22/16	3,369	$5,988	$35,473
Real Alloy Holding, Inc. (Common Stock)	5/31/18	3	$103,329	$112,496
Real Alloy Holding, Inc. 3M US L + 10.00% or PIK L + 12.00%, 1.00% Floor 11/28/2023	5/31/18	118,182	$118,182	$118,182
Sportnet 10.250% 01/15/2025	12/27/17	100,000	$98,694	$105,000
Specialty Steel Holdco, Inc. (Common Stock)	11/15/17	1	$133,875	$141,569
Specialty Steel Holdco, Inc. 11.620% 11/15/2022	11/15/17	210,000	$210,000	$210,000

Restricted securities under Rule 144A, including the aggregate value and percentage of net assets of the Fund, have been identified in the Portfolio of Investments.

3. TAX BASIS INFORMATION

Tax Basis of Distributions to Shareholders: The character of distributions made during the period from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain were recorded by the Fund. The amounts and characteristics of tax basis distributions are estimated at the time of distribution and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end. Accordingly, tax basis balances have not been determined as of the date of the semi-annual report.

The tax character of distributions paid by the Fund for the fiscal years ended September 30 were as follows:

Distributions Paid From:	2018	2017
Ordinary Income	$982,156	$762,130
Capital Gains	15,755	–
Total	$997,911	$762,130

Unrealized Appreciation and Depreciation on Investments: As of March 31, 2019, the aggregate costs of investments, gross unrealized appreciation/(depreciation) and net unrealized appreciation for Federal tax purposes were as follows:

Gross unrealized appreciation (excess of value over tax cost)	$197,245
Gross unrealized depreciation (excess of tax cost over value)	(370,719)
Net unrealized appreciation	(173,474)
Cost of investments for income tax purposes	$16,321,427

4. SECURITIES TRANSACTIONS

Purchases and sales of securities, excluding short-term securities, during the six months ended March 31, 2019 were as follows:

Purchases of Securities	Proceeds from Sales of Securities
$8,569,477	$2,336,554

Semi-Annual Report | March 31, 2019	21

DDJ Opportunistic High Yield Fund	Notes to Financial Statements

March 31, 2019 (Unaudited)

5. BENEFICIAL SHARE TRANSACTIONS

The capitalization of the Trust consists of an unlimited number of shares of beneficial interest with no par value per share. Holders of the shares of the Fund have one vote for each share held and a proportionate fraction of a vote for each fractional share. All shares issued and outstanding are fully paid and are transferable and redeemable at the option of the shareholder. Shares have no pre-emptive rights. Neither the Fund nor any of its creditors has the right to require shareholders to pay any additional amounts solely because the shareholder owns the shares.

Shares redeemed within 60 days of purchase may incur a 1.00% short-term redemption fee deducted from the redemption amount. For the six months ended March 31, 2019, the redemption fees charged by the Fund, if any, are presented in the Statements of Changes in Net Assets.

Transactions in common shares were as follows:

	For the Six Months Ended March 31, 2019 (Unaudited)	For the Year Ended September 30, 2018
Institutional Class
Shares sold	157,579	164,309
Dividends reinvested	25,550	68,135
Shares redeemed	(544)	(16,270)
Net increase in shares outstanding	182,585	216,174
Class I
Shares sold	–	779,553
Dividends reinvested	3,739	21,650
Shares redeemed	–	(798,363)
Net increase in shares outstanding	3,739	2,840
Class II
Shares sold	530,691	216,025
Dividends reinvested	16,873	6,921
Shares redeemed	(85,368)	(107,689)
Net increase in shares outstanding	462,196	115,257

Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. Approximately 59% of the shares outstanding are held by one omnibus account of shareholders of record. Share transaction activities of these shareholders could have a material impact on the Fund.

6. MANAGEMENT AND RELATED PARTY TRANSACTIONS

Investment Advisory: DDJ Capital Management, LLC (“DDJ” or the “Adviser”), subject to the authority of the Board, is responsible for the overall management and administration of the Fund’s business affairs. The Adviser manages the investments of the Fund in accordance with the Fund’s investment objective, policies and limitations and investment guidelines established jointly by the Adviser and the Board.

Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser, the Fund pays the Adviser an annual management fee of 0.70% based on the Fund’s average daily net assets. The management fee is paid on a monthly basis. The Board may extend the Advisory Agreement for additional one-year terms. The Board and the shareholders of the Fund may terminate the Advisory Agreement upon 30 days’ written notice. The Adviser may terminate the Advisory Agreement upon 60 days’ written notice.

Pursuant to a fee waiver letter agreement (the “Fee Waiver Agreement”), the Adviser has contractually agreed to limit the amount of the Fund’s Total Annual Fund Operating Expenses, exclusive of Distribution and Service (12b-1) Fees, Shareholder Servicing expenses, acquired fund fees and expenses, brokerage expenses, interest expenses, taxes and extraordinary expenses, to 0.79% of the Fund’s average daily net assets of each of the Institutional Class, Class I and Class II shares. The Fee Waiver Agreement is in effect through January 31, 2020. The Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through the Fee Waiver Agreement only to the extent that the Fund's expenses in later periods do not exceed the lesser of: (1) the contractual expense limit in effect at the time the Adviser waives or limits the expenses; or (2) the contractual expense limit in effect at the time the Adviser seeks to recover the expenses; provided, however, that the Fund will not be obligated to reimburse any such expenses borne by the Adviser more than three years after the date on which the fee or expense was waived or limited or assumed and paid by the Adviser, as calculated on a monthly basis. The Adviser may not discontinue this waiver without the approval by the Trust's Board. Fees waived or reimbursed for the six months ended March 31, 2019 are disclosed in the Statement of Operations.

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DDJ Opportunistic High Yield Fund	Notes to Financial Statements

March 31, 2019 (Unaudited)

As of March 31, 2019, the balance of recoupable expenses was as follows:

	Expiring in 2019	Expiring in 2020	Expiring in 2021	Expiring in 2022
Institutional Class	$156,461	$267,174	$234,535	$115,552
Class I	11,885	26,613	54,953	9,274
Class II	1,942	4,896	21,371	43,024

Such amounts include waived advisory fees (with respect to each of the aforementioned three Classes of the Fund's shares) of $50,807, $2,595 and $694, respectively expiring in 2019; $48,952, $4,857 and $899, respectively expiring in 2020; and $54,305, $17,070 and $5,464, respectively expiring in 2021. For the six months ended March 31, 2019, the fee waivers and/or reimbursements were $115,552, $9,274 and $43,024 for the Institutional Class, Class I shares and Class II shares, respectively. This includes waived advisory fees of $31,281, $2,498 and $12,291, respectively.

Administrator: ALPS Fund Services, Inc. (“ALPS”) (an affiliate of ALPS Distributors, Inc.) serves as administrator to the Fund. The Fund has agreed to pay expenses incurred in connection with its administrative activities. Pursuant to the Administration, Bookkeeping and Pricing Services Agreement with the Trust, ALPS will provide operational services to the Fund including, but not limited to, fund accounting and fund administration, and will generally assist in the Fund’s operations. The Fund’s administration fee is accrued on a daily basis and paid monthly. The officers and an Interested Trustee of the Trust are employees of ALPS. Administration fees paid by the Fund for the six months ended March 31, 2019 are disclosed in the Statement of Operations.

ALPS is reimbursed by the Fund for certain out of pocket expenses.

Transfer Agent: ALPS serves as transfer agent for the Fund under a Transfer Agency and Services Agreement with the Trust. Under this agreement, ALPS is paid an annual fee for services performed on behalf of the Fund plus fees for open accounts and is reimbursed for certain out-of-pocket expenses.

Compliance Services: ALPS provides services as the Fund’s Chief Compliance Officer to monitor and test the policies and procedures of the Fund in conjunction with requirements under Rule 38a-1 of the 1940 Act pursuant to a Chief Compliance Officer Services Agreement with the Trust. Under this agreement, ALPS is paid an annual fee for services performed on behalf of the Fund and is reimbursed for certain out-of-pocket expenses.

Distribution: ALPS Distributors, Inc. (the “Distributor”) (an affiliate of ALPS) acts as the principal underwriter of the Fund’s shares pursuant to a Distribution Agreement with the Trust. Shares of the Fund are offered on a continuous basis through the Distributor, as agent of the Fund. The Distributor is not obligated to sell any particular amount of shares and is not entitled to any compensation for its services as the Fund’s principal underwriter pursuant to the Distribution Agreement.

The Fund has adopted a Distribution and Services Plan (the “Plan”) pursuant to Rule 12b-1 of the 1940 Act for its Class II shares. The Plan allows the Fund to use Class II assets to pay fees in connection with the distribution and marketing of Class II shares and/or the provision of shareholder services to Class II shareholders. The Plan permits payment for services in connection with the administration of plans or programs that use Class II shares of the Fund, if any, as their funding medium and for related expenses. The Plan permits the Fund to make total payments at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to its Class II shares. Because these fees are paid out of the Fund’s Class II assets, if any, on an ongoing basis, over time they will increase the cost of an investment in the Class II shares, if any, and Class II Plan fees may cost an investor more than other types of sales charges. Plan fees are shown as distribution and service fees on the Statement of Operations.

The Fund has adopted a shareholder services plan (“Shareholder Services Plan”) with respect to the Fund’s Class I and Class II shares. Under the Shareholder Services Plan, the Fund is authorized to pay banks and their affiliates and other institutions, including broker-dealers and Fund affiliates (“Participating Organizations”), an aggregate fee in an amount not to exceed on an annual basis 0.15% of the average daily net asset value of the Class I shares and Class II shares, respectively, attributable to or held in the name of a Participating Organization for its clients as compensation for providing shareholder service activities, which do not include distribution services, pursuant to an agreement with a Participating Organization. Shareholder Services Plan fees are included with distribution and service fees on the Statement of Operations. The Fund's Class I and Class II Shareholder Services Plan fees are currently accruing at 0.10% of the average daily net asset value of each share class, respectively, on an annual basis.

Semi-Annual Report | March 31, 2019	23

DDJ Opportunistic High Yield Fund	Notes to Financial Statements

March 31, 2019 (Unaudited)

7. TRUSTEES

As of March 31, 2019, there were four Trustees, three of whom are not “interested persons” (as defined in the 1940 Act) of the Trust (the “Independent Trustees”). Effective October 1, 2018, the Independent Trustees of the Trust will receive a quarterly retainer of $8,000, plus $4,000 for each regular Board or Committee meeting attended and $2,000 for each special telephonic or in-person Board or Committee meeting attended. Additionally, the Audit Committee Chair will receive a quarterly retainer of $1,250 and the Independent Chair will receive a quarterly retainer of $2,500. Previously, the Independent Trustees of the Trust received a quarterly retainer of $6,000, plus $4,000 for each regular Board or Committee meeting attended and $2,000 for each special telephonic or in-person Board or Committee meeting attended. Additionally, the Audit Committee Chair received a quarterly retainer of $1,250 and the Independent Chair received a quarterly retainer of $2,500. The Independent Trustees are also reimbursed for all reasonable out-of-pocket expenses relating to attendance at meetings.

8. COMMITMENTS AND CONTINGENCIES

The Fund may make commitments pursuant to bridge loan facilities. In this case, such commitments typically remain off balance sheet as it is more likely than not, based on the good faith judgement of the Adviser, that such bridge facility will not ever fund. At March 31, 2019, the Fund has $320,000 in bridge facility commitments.

9. INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that may contain general indemnification clauses which may permit indemnification to the extent permissible under applicable law. The Trust’s maximum exposure under these arrangements is unknown, as such exposure would involve future claims that may be made against the Trust that have not yet occurred.

10. RECENT ACCOUNTING PRONOUNCEMENTS

In August 2018, the FASB issued ASU 2018-13, which changes the fair value measurement disclosure requirements of FASB ASC Topic 820, Fair Value Measurement. The update to Topic 820 includes new, eliminated, and modified disclosure requirements. ASU 2018-13 is effective for fiscal years beginning after December 15, 2019, including interim periods. Early adoption is permitted for any eliminated or modified disclosures. The Fund has elected to early adopt the eliminated and modified disclosures effective with the financial statements prepared as of March 31, 2019.

In March 2017, the FASB issued ASU 2017-08, Receivables - Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities, which provides guidance related to the amortization period for certain purchased callable debt securities purchased at a premium. Specifically, it requires the premium to be amortized to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. The Fund has adopted and applied ASU 2017-08 on a modified retrospective basis through a cumulative-effect adjustment as of the beginning of the period of adoption. As a result of the adoption of ASU 2017-08, as of January 1, 2019, the amortized cost basis of investments was reduced by $7,933 and unrealized appreciation of investments was increased by $7,933. The adoption of ASU 2017-08 has no impact on beginning net assets, the current period results from operations, or any prior period information presented in the financial statements. Management has evaluated the impact of this ASU and has adopted the changes into these financial statements.

11. SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that there were no subsequent events to report through the issuance of these financial statements.

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DDJ Opportunistic High Yield Fund	Additional Information

March 31, 2019 (Unaudited)

1. PROXY VOTING POLICIES AND VOTING RECORD

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, (i) by calling the Fund (toll-free) at 1-844-363-4898 or (ii) on the website of the Securities and Exchange Commission (the “SEC”) at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling the Fund (toll-free) at 1-844-363-4898 or (ii) on the SEC’s website at http://www.sec.gov.

2. PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC website at http://www.sec.gov.

Semi-Annual Report | March 31, 2019	25

Shareholder Letter	1
Portfolio Update	6
Disclosure of Fund Expenses	8
Consolidated Portfolio of Investments	9
Consolidated Statement of Assets and Liabilities	18
Consolidated Statement of Operations	19
Consolidated Statements of Changes in Net Assets	20
Consolidated Financial Highlights	22
Notes to Consolidated Financial Statements	29
Additional Information	43

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission (“SEC”), paper copies of the Insignia Macro Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website at www.insigniafunds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

Beginning on January 1, 2019, you may, notwithstanding the availability of shareholder reports online, elect to receive all future shareholder reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with a Fund, you can call 1-855-674-4642 to let the Fund know you wish to continue receiving paper copies of your shareholder reports.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at www.insigniafunds.com.

Insignia Macro Fund	Shareholder Letter

March 31, 2019 (Unaudited)

Market Summary

For the six month period-ended March 31, 2019, global capital markets generally moved higher. Investors have been heavily focused on implications of monetary policy from global central banks. The U.S. Federal Reserve (the “Fed”) made a large shift to monetary policy in January as they noted slower than anticipated growth. Inflation data also weakened in January and fell further from the Fed’s 2% target. As a result of the slower growth and inflation, the Fed expressed that they would likely be patient with further interest rate hikes. In addition, the Fed indicated they expect to finish the balance sheet unwind in either the third or fourth quarter of 2019. Other central banks including the European Central Bank (“ECB”) and the Bank of Japan (“BOJ”) continue to have accommodative monetary policies.

Commodities have performed better in the first quarter of 2019 as risk assets have rebounded. WTI crude oil has been one of the better performing commodities as OPEC compliance has remained strong and oil inventories have drifted lower. U.S. equities have outperformed thus far in 2019 as the U.S. economy has been viewed as more stable than many European and Asia economies. Emerging markets equities have lagged U.S. equities as economic data out of Asia has been softer than many investors had expected. In fixed income, bond indices in the U.S. have moved higher as the Fed has turned more dovish. Bond indices in the U.K. and Europe have performed generally in-line with U.S bonds. To the surprise of many investors, emerging markets currencies have outperformed developed market currencies thus far in 2019.

Fund Overview

The Insignia Macro Fund (the “Fund”) allocates to managers across a broad spectrum of global macro/managed futures strategies. These managers include traders who employ a quantitative approach, discretionary macro managers whose top-down global economic analysis drives their trading themes and momentum-based trend followers. The Fund’s primary underlying exposures are in very liquid markets including commodities, currencies, equities and fixed income. The Fund’s objective is long-term risk-adjusted total return. As such, the Fund is designed to complement investors’ existing investment portfolios.

The Fund provides global macro/managed futures exposure through investments in Commodity Trading Advisors (CTAs). As mentioned, we generally invest in three sub-strategies of managers: quantitative, discretionary macro and trend followers. As of March 31, 2019, the quantitative, factor-based managers made up 68.60% of the Fund. These managers take positions that are not solely based on price. They may look at economic data and other factors in determining which markets and direction in which they trade. As of March 31, 2019, the discretionary macro managers made up 35.67% of the Fund. The managers take positions based on their current views of global economic activity. As of March 31, 2019, the Fund does not have an allocation to trend following managers. Trend following managers tend to be price-based and take positions as their trading models identify trends over various time periods. We view the current macroeconomic environment to be challenging for trend following managers. We will continue to evaluate the current environment and will look to allocate to trend following managers when we believe the environment becomes more favorable.

Semi-Annual Report | March 31, 2019	1

Insignia Macro Fund	Shareholder Letter

March 31, 2019 (Unaudited)

Global Macro/Managed Futures Strategy Exposure

The global macro/managed futures managers are selected by Meritage Capital, LLC (the “Adviser”) to gain exposure to the global macro/managed futures managers, sub strategies and programs are subject to change at any time, and any such change may alter the Fund’s access and percentage exposures to each such manager, sub-strategy and program. Although the Fund intends to pursue its global macro/managed futures strategy by investing up to 25% of its total assets in a wholly-owned subsidiary, the Fund may also make global macro/managed futures investments directly, outside of such subsidiary.

Performance Review

For the six month period-ended March 31, 2019, the Insignia Macro Fund (I Shares) return was -0.79% while the HFRI Macro (Total) Index returned -0.70%. Across the Fund, three of the four managers reported positive performance for the six month period-ended March 31, 2019. The primary detractor to the Fund’s performance was Quantitative Investment Management (QIM), down -9.83%. The largest contributor to the Fund’s positive performance was Millburn Commodity Program, earning +6.50%. Also noteworthy, H2O Asset Management returned +4.44%.

Our managers have done a good job navigating the macroeconomic environment over the last 6 months as volatility returned to the global markets late in 2018. The volatility in the fourth quarter of 2018 provided an opportunity for our managers to take advantage of the dislocation and outperform the S&P 500 Index which finished the fourth quarter down -13.52%. Three out of four of our managers posted positive performance in the fourth quarter of 2018. This performance was consistent with our expectations that global macro managers should provide diversification during times of broader market volatility.

Market Outlook

We have seen volatility return to global markets over the last 6 months which has increased investor appetite for global macro exposure. We believe the combination of dispersion in economic data across geographies and geopolitical risk in global markets has created a more favorable environment for macro strategies. Looking ahead, we anticipate that there will be more volatility across markets, which should bode well for both systematic and discretionary strategies within the Fund.

2	www.insigniafunds.com

Insignia Macro Fund	Shareholder Letter

March 31, 2019 (Unaudited)

As of March 31, 2019, the Fund’s composition remains diversified primarily across a complementary roster of quantitative and discretionary macro managers. We have conviction in our current manager roster, and are continuing to monitor our investable universe and look for interesting opportunities across both discretionary and quantitative strategies.

We believe the Insignia Macro Fund is well-positioned as we look forward to the opportunities that lie ahead across the investment landscape. We remain focused on our mission of compounding wealth through delivering superior, risk-adjusted returns. Thank you for your continuing support and for investing in the Insignia Macro Fund.

Sincerely,

Joe Wade

Chief Investment Officer

Portfolio Manager

Semi-Annual Report | March 31, 2019	3

Insignia Macro Fund	Shareholder Letter

March 31, 2019 (Unaudited)

Advice, articles and commentary included herein do not constitute an opinion and are not intended or written to be used, and they cannot be used, by any taxpayer for the purpose of avoiding penalties that may be imposed on the taxpayer.

Performance may vary based on fees specific to the share class in which you are invested, timing of your investment and high-water marks. More information is available upon request.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of MSCI and Standard & Poor’s. “Global Industry Classification Standard (GICS), “GICS” and “GICS Direct” are service marks of Standard & Poor’s and MSCI . “GICS” is a trademark of MSCI and Standard & Poor’s.

BLOOMBERG is a trademark and service mark of Bloomberg Finance L.P.

Definitions of statistics and indices used are below. An investor cannot invest directly into an index.

A Commodity Trading Advisor (CTA) is a US financial regulatory term for an individual or organization who is retained by a fund or individual client to provide advice and services related to trading in futures contracts, commodity options and/or swaps.

Deleveraging is when a company or individual attempts to decrease its total financial leverage. The most direct way for an entity to deleverage is to immediately pay off any existing debt on its balance sheet. If unable to do this, the company or individual may be in a position that increases its risk of default.

Discretionary Macro Strategy deploys directional positions at the asset class level to express a positive or negative top-down view on a market, using a methodology that applies priced-based trend-following algorithms to the trading of futures contracts. Of all of the strategies, discretionary macro provides the most flexibility, including the ability to express either long or short views, across any asset class, and in any region.

Quantitative Strategy uses computer-based models to inform investor decisions on whether to buy or sell securities. This strategy offers de-correlation benefits in that managers are not stock picking and instead relying on a computer's dispassionate assessment of price and value criteria.

Standard Deviation is the measure of dispersion of a set of data from its mean. It measures the absolute variability of a distribution; the higher the dispersion or variability, the greater is the standard deviation and greater will be the magnitude of the deviation of the value from their mean.

Trend-Following Strategy seeks to capitalize on momentum or price trends across global asset classes by taking either long or short positions as a trend is underway. Price trends are created when investors are slow to act on new information or sell prematurely and hold on to losing investments to long. Price trends continue when investors continue to buy an investment that is going up in price or sell an investment that is going down in price.

Volatility is a statistical measure of the dispersion of returns for a given security or market index. Volatility can either be measured by using the standard deviation or variance between returns from that same security or market index. Commonly, the higher the volatility, the riskier the security.

Diversification does not eliminate the risk of experiencing investment losses.

The views and information discussed in this commentary are as of the date of publication, are subject to change, and may not reflect the writer’s current views. The views expressed are those of the Fund’s adviser only, and represent an assessment of market conditions at a specific point in time, are opinions only and should not be relied upon as investment advice regarding a particular investment or markets in general. Such information does not constitute a recommendation to buy or sell specific securities or investment vehicles. It should not be assumed that any investment will be profitable or will equal the performance of the fund(s) or any securities or any sectors mentioned in this letter. The subject matter contained in this letter has been derived from several sources believed to be reliable and accurate at the time of compilation. Neither the Fund nor the Adviser accepts any liability for losses either direct or consequential caused by the use of this information.

4	www.insigniafunds.com

Insignia Macro Fund	Shareholder Letter

March 31, 2019 (Unaudited)

Not FDIC Insured – No Bank Guarantee – May Lose Value

Past performance does not guarantee future results.

ALPS Distributors, Inc. is not affiliated with Meritage Capital, LLC or Sage Advisory Services, Ltd.

Semi-Annual Report | March 31, 2019	5

Insignia Macro Fund	Portfolio Update

March 31, 2019 (Unaudited)

Average Annual Total Returns (as of March 31, 2019)

	3 Month	6 Month	1 Year	3 Year	5 Year	Since Inception*
Insignia Macro Fund - Class A - NAV	-2.14%	-0.56%	0.79%	-1.39%	0.65%	0.50%
Insignia Macro Fund - Class A - LOAD	-7.52%	-6.02%	-4.71%	-3.24%	-0.49%	-0.57%
Insignia Macro Fund - Class I - NAV	-2.14%	-0.49%	0.87%	-1.32%	0.71%	0.56%
HFRI Macro (Total) Index(a)	2.90%	0.52%	0.28%	0.11%	1.28%	1.16%
S&P 500® Total Return Index(b)	13.65%	-1.72%	9.50%	13.51%	10.91%	10.75%

The performance data quoted above represents past performance. Past performance is not a guarantee of future results. Investment return and value of the Fund shares will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Fund performance current to the most recent month-end is available by calling (855) 674-4642 or by visiting www.insigniafunds.com.

*	Fund's inception date is December 31, 2013.
(a)	The HFRI Macro (Total) Index is an equally weighted performance index. It uses the HFR database and consists only of macro funds with a minimum of US$50 million AUM or a 12-month track record and that report assets in USD. It is calculated and rebalanced monthly and shown net of all fees and expenses. It is an index comprising investment managers that trade a broad range of strategies in which the investment process is predicated on movements in underlying economic variables and the impact these have on equity, fixed income, hard currency and commodity markets. Managers employ a variety of techniques, both discretionary and systematic analysis, combinations of top down and bottom up theses, quantitative and fundamental approaches and long and short term holding periods. Investors cannot invest directly in an index.
(b)	S&P 500® Total Return Index is the Standard & Poor's composite index of 500 stocks, a widely recognized, unmanaged index of common stock prices.

Returns of less than 1 year are cumulative.

Indices are not actively managed and do not reflect deduction for fees, expenses or taxes. An investor cannot invest directly in an index.

The returns shown above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or redemption of Fund shares.

Maximum Offering Price (MOP) for Class A shares includes the Fund’s maximum sales charge of 5.50%. Performance shown at NAV does not include these sales charges and would have been lower had it been taken into account. If you invest $1 million or more, either as a lump sum or through the Fund's accumulation or letter of intent programs, you can purchase Class A shares without an initial sales charge (Load); however, a Contingent Deferred Sales Charge ("CDSC") of 1.00% may apply to Class A shares redeemed within the first 18 months after a purchase in excess of $1 million. The total annual operating expenses and total annual operating expenses after fee waivers and/or reimbursement you may pay as an investor in the Fund’s Class A and Class I shares (as reported in the January 28, 2019 Prospectus) are 2.87% and 2.56% and 2.00% and 1.75%, respectively. The Fund’s investment adviser has contractually agreed to limit expenses through January 31, 2020.

6	www.insigniafunds.com

Insignia Macro Fund	Portfolio Update

March 31, 2019 (Unaudited)

Performance of $10,000 Initial Investment (as of March 31, 2019)

The graph shown above represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Past performance does not guarantee future results. All returns reflect reinvested dividends, but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Asset Allocation (as a % of Net Assets)*

Corporate Bond	51.03%
Asset-Backed Securities	11.33%
Government Bond	10.25%
Collateralized Loan Obligations	2.57%
Commercial Mortgage-Backed Securities	0.18%
Short Term Security and Other Net Assets	24.64%
Total	100.00%

*	Holdings are subject to change, and may not reflect the current or future position of the portfolio. Tables present indicative values only.

Semi-Annual Report | March 31, 2019	7

Insignia Macro Fund	Disclosure of Fund Expenses

March 31, 2019 (Unaudited)

Examples. As a shareholder of the Insignia Macro Fund (the “Fund”), you incur two types of costs: (1) transaction costs, including applicable redemption fees; and (2) ongoing costs, including management fees, distribution and service (12b-1) fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested on October 1, 2018 and held through March 31, 2019.

Actual Expenses. The first line under each class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period October 1, 2018 – March 31, 2019” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second line under each class in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing Fund costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line under each class in the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value October 1, 2018	Ending Account Value March 31, 2019	Expense Ratio(a)(b)	Expenses Paid, and During Period October 1, 2018 - March 31, 2019(c)
Class A
Actual	$1,000.00	$994.40	2.00%	$9.94
Hypothetical (5% return before expenses)	$1,000.00	$1,014.71	2.00%	$10.05
Class I
Actual	$1,000.00	$995.10	1.75%	$8.70
Hypothetical (5% return before expenses)	$1,000.00	$1,016.11	1.75%	$8.80

(a)	The Fund's expense ratios have been annualized based on the Fund's most recent fiscal half-year expenses.
(b)	Includes expenses of the Insignia Macro Cayman Fund (wholly-owned subsidiary).
(c)	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182), divided by 365.

8	www.insigniafunds.com

Insignia Macro Fund	Consolidated Portfolio of Investments

March 31, 2019 (Unaudited)

	Principal Amount	Value (Note 2)
ASSET-BACKED SECURITIES (11.33%)
Automobile (6.74%)
CarMax Auto Owner Trust
Series 2016-2, 1.520%, 10/15/2019	$39,628	$39,474
Series 2015-4, 1.560%, 05/15/2019	48,442	48,359
Ford Credit Auto Owner Trust
Series 2016-A, 1.390%, 07/15/2020	11,949	11,938
Ford Credit Floorplan Master Owner Trust
Series 2016-5, 1M US L + 0.46%, 11/15/2019(a)	170,000	170,273
Honda Auto Receivables Trust
Series 2016-4, 1.210%, 12/18/2019	195,179	193,967
Hyundai Auto Receivables Trust
Series 2016-A, 1.560%, 09/15/2020	79,353	79,202
Series 2017-B, 1.570%, 08/17/2020	18,164	18,139
Mercedes-Benz Auto Receivables Trust
Series 2016-1, 1.260%, 11/15/2019	62,092	61,786
Nissan Auto Receivables Owner Trust
Series 2016-C, 1.180%, 11/15/2019	71,849	71,419
Series 2016-A, 1.340%, 10/15/2020	65,212	65,039
Series 2016-A, 1M US L + 0.64%, 06/15/2019(a)	125,000	125,105
Toyota Auto Receivables Owner Trust
Series 2016-D, 1.230%, 10/15/2020	191,193	190,294
World Omni Auto Receivables Trust
Series 2015-B, 1.490%, 12/15/2020	9,313	9,307
Total Automobile		1,084,302

Credit Card (4.59%)
Capital One Multi-Asset Execution Trust
Series 2016-A3, 1.340%, 06/15/2019	320,000	319,122
Chase Issuance Trust
Series 2016-A2, 1.370%, 06/15/2019	420,000	418,905
Total Credit Card		738,027

TOTAL ASSET-BACKED SECURITIES (Cost $1,822,813)		1,822,329

CORPORATE BONDS (51.03%)
Communications (4.09%)
AT&T, Inc., Senior Unsecured
3M US L + 0.93%, 06/30/2020(a)	455,000	458,345
Warner Media LLC, Senior Unsecured
2.100%, 06/01/2019	200,000	199,732
Total Communications		658,077

See Notes to Consolidated Financial Statements.

Semi-Annual Report | March 31, 2019	9

Insignia Macro Fund	Consolidated Portfolio of Investments

March 31, 2019 (Unaudited)

	Principal Amount	Value (Note 2)
Consumer Discretionary (0.65%)
General Motors Co., Senior Unsecured
3M US L + 0.80%, 08/07/2020(a)	$105,000	$104,887

Consumer Staples (5.93%)
Constellation Brands, Inc., Senior Unsecured
2.000%, 11/07/2019	173,000	172,079
Dollar Tree, Inc., Senior Unsecured
3M US L + 0.70%, 04/17/2020(a)	105,000	105,024
JM Smucker Co., Senior Unsecured
2.500%, 03/15/2020	115,000	114,715
Kraft Heinz Foods Co., Senior Unsecured
3M US L + 0.42%, 08/09/2019(a)	200,000	200,089
Tyson Foods, Inc., Senior Unsecured
3M US L + 0.55%, 06/02/2020(a)	285,000	284,822
Walgreens Boots Alliance, Inc., Senior Unsecured
2.700%, 11/18/2019	78,000	77,948
Total Consumer Staples		954,677

Energy (2.58%)
Enbridge Energy Partners LP, Senior Unsecured
5.200%, 03/15/2020	76,000	77,667
EnLink Midstream Partners LP, Senior Unsecured
2.700%, 04/01/2019	130,000	130,000
Phillips 66, Senior Unsecured
3M US L + 0.60%, 02/26/2021(a)	75,000	75,002
Williams Cos., Inc., Senior Unsecured
5.250%, 03/15/2020	130,000	132,798
Total Energy		415,467

Financials (25.14%)
Air Lease Corp., Senior Unsecured
2.125%, 01/15/2020	210,000	208,909
Alexandria Real Estate Equities, Inc., Senior Unsecured
2.750%, 01/15/2020	100,000	99,847
American Express Credit Corp., Senior Unsecured
Series F, 3M US L + 1.05%, 09/14/2020(a)	195,000	197,039
Bank of America Corp., Senior Unsecured
3M US L + 1.00%, 04/24/2023(a)	290,000	292,405
Barclays Bank PLC, Senior Unsecured
Series GMTN, 3M US L + 0.55%, 08/07/2019(a)	180,000	180,188
Branch Banking & Trust Co., Senior Unsecured
3M US L + 0.45%, 01/15/2020(a)	250,000	250,675
Charles Schwab Corp., Senior Unsecured
3M US L + 0.32%, 05/21/2021(a)	115,000	114,996

See Notes to Consolidated Financial Statements.

10	www.insigniafunds.com

Insignia Macro Fund	Consolidated Portfolio of Investments

March 31, 2019 (Unaudited)

	Principal Amount	Value (Note 2)
Financials (continued)
Citigroup, Inc., Senior Unsecured
3M US L + 1.07%, 12/08/2021(a)	$290,000	$293,376
Credit Suisse AG, Unsecured
5.400%, 01/14/2020	260,000	264,745
Digital Realty Trust LP, Senior Unsecured
3.400%, 10/01/2020	15,000	15,113
Goldman Sachs Group, Inc., Senior Unsecured
Series FRN, 3M US L + 1.77%, 02/25/2021(a)	340,000	348,369
International Lease Finance Corp., Senior Unsecured
5.875%, 04/01/2019	145,000	145,000
Jefferies Group LLC, Senior Unsecured
8.500%, 07/15/2019	130,000	132,050
JPMorgan Chase & Co., Senior Unsecured
3M US L + 1.48%, 03/01/2021(a)	120,000	122,272
Morgan Stanley, Senior Unsecured
2.800%, 06/16/2020	140,000	140,149
Nasdaq, Inc., Senior Unsecured
5.550%, 01/15/2020	135,000	137,822
Senior Housing Properties Trust, Senior Unsecured
3.250%, 05/01/2019	195,000	195,026
Sumitomo Mitsui Financial Group, Inc., Senior Unsecured
3M US L + 1.68%, 03/09/2021(a)	285,000	291,169
Synchrony Financial, Senior Unsecured
2.700%, 02/03/2020	40,000	39,955
Toronto-Dominion Bank, Senior Unsecured
3M US L + 0.15%, 10/24/2019(a)	245,000	245,123
Ventas Realty LP / Ventas Capital Corp., Senior Unsecured
2.700%, 04/01/2020	135,000	134,734
Wells Fargo & Co., Senior Unsecured
2.125%, 04/22/2019	195,000	194,943
Total Financials		4,043,905

Health Care (4.32%)
Allergan Funding SCS, Senior Unsecured
3M US L + 1.225%, 03/12/2020(a)	395,000	398,490
Becton Dickinson and Co., Senior Unsecured
3M US L + 0.875%, 12/29/2020(a)	98,000	98,011
Shire Acquisitions Investments Ireland DAC, Senior Unsecured
1.900%, 09/23/2019	80,000	79,663
Zimmer Biomet Holdings, Inc., Senior Unsecured
3M US L + 0.75%, 03/19/2021(a)	120,000	119,638
Total Health Care		695,802

See Notes to Consolidated Financial Statements.

Semi-Annual Report | March 31, 2019	11

Insignia Macro Fund	Consolidated Portfolio of Investments

March 31, 2019 (Unaudited)

	Principal Amount	Value (Note 2)
Industrials (3.79%)
Spirit AeroSystems, Inc., Senior Unsecured
3M US L + 0.80%, 06/15/2021(a)	$200,000	$198,866
United Technologies Corp., Senior Unsecured
3M US L + 0.35%, 11/01/2019(a)	410,000	410,589
Total Industrials		609,455

Materials (2.72%)
Eastman Chemical Co., Senior Unsecured
2.700%, 01/15/2020	43,000	42,977
Monsanto Co., Senior Unsecured
2.125%, 07/15/2019	80,000	79,639
Vulcan Materials Co., Senior Unsecured
3M US L + 0.60%, 06/15/2020(a)	210,000	209,741
3M US L + 0.65%, 03/01/2021(a)	105,000	104,933
Total Materials		437,290

Technology (1.81%)
Equifax, Inc., Senior Unsecured
3M US L + 0.87%, 08/15/2021(a)	214,000	212,744
Hewlett Packard Enterprise Co., Senior Unsecured
3.600%, 10/15/2020	78,000	78,755
Total Technology		291,499

TOTAL CORPORATE BONDS (Cost $8,197,119)		8,211,059

MORTGAGE BACKED SECURITIES (2.75%)
Commercial (0.18%)
COMM Mortgage Trust
Series 2014-CR18, 2.924%, 06/15/2019	29,352	29,309

U.S. Government Agency (2.57%)
Fannie Mae Connecticut Avenue Securities
Series 2017-C05, 1M US L + 0.55%, 01/25/2030(a)	145,758	145,696
Series 2018-C05, 1M US L + 0.72%, 01/25/2031(a)	84,303	84,312
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2018-HQA1, 1M US L + 0.70%, 09/25/2030(a)	182,426	182,374
Total U.S. Government Agency		412,382

TOTAL MORTGAGE BACKED SECURITIES (Cost $441,795)		441,691

See Notes to Consolidated Financial Statements.

12	www.insigniafunds.com

Insignia Macro Fund	Consolidated Portfolio of Investments

March 31, 2019 (Unaudited)

	Principal Amount	Value (Note 2)
U.S. TREASURY NOTES & BONDS (10.25%)
U.S. Treasury Note
0.875%, 06/15/2019	$285,000	$284,070
0.875%, 09/15/2019	1,155,000	1,147,015
1.375%, 12/15/2019	220,000	218,414

TOTAL U.S. TREASURY NOTES & BONDS (Cost $1,648,539)		1,649,499

TOTAL INVESTMENTS (75.36%) (Cost $12,110,266)		$12,124,578

OTHER ASSETS IN EXCESS OF LIABILITIES (24.64%)		3,965,138	(b)
NET ASSETS (100.00%)		$16,089,716

(a)	Floating or variable rate security. The reference rate is described below. The rate in effect as of March 31, 2019 is based on the reference rate plus the displayed spread as of the securities last reset date.
(b)	Includes cash which is being held as collateral for swap contracts.

Investment Abbreviations:

LIBOR - London Interbank Offered Rate

Libor Rates:

1M US L - 1 Month LIBOR as of March 31, 2019 was 2.49%

3M US L - 3 Month LIBOR as of March 31, 2019 was 2.60%

Common Abbreviations:

GMTN - Global Medium Term Notes.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indices or ratings group indices, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of the Fund's net assets. (Unaudited)

See Notes to Consolidated Financial Statements.

Semi-Annual Report | March 31, 2019	13

Insignia Macro Fund	Consolidated Portfolio of Investments

March 31, 2019 (Unaudited)

TOTAL RETURN SWAP CONTRACTS

Total return swap with Deutsche Bank AG, London Branch. The swap provides exposure to the total returns on a basket of independent managers that is calculated on a daily basis with reference to a customized index that is also proprietary to Deutsche Bank. The basket is comprised of a diversified collection of global macroeconomic and managed futures trading strategies including discretionary and systematic trading programs. Under the terms of the swap, the Adviser has the ability to periodically adjust the notional level of the swap, the allocation to each manager and the mix of trading programs. The swap was effective on March 5, 2014 and has a term of five years unless earlier terminated. As of April 23, 2019 the swap term was renewed for five years through April 30, 2024 unless early terminated. Early termination may be triggered by either party without penalty. In addition, the swap provides for a 0.50% fee paid to Deutsche Bank in exchange for the return on the custom basket. (Net Asset Value $16,835,918) (Total Investment $13,874,865)

Exposure by Manager Underlying Manager	Exposure	Strategy Description
H2O Asset Management	35.67%	Discretionary Macro | Fundamental
QMS Capital Management	29.50%	Quantitative | Fundamental & Technical Models
Quantitative Investment Mgmt.	20.78%	Quantitative | Technical Models
Millburn Ridgefield Corporation	18.32%	Quantitative | Technical Models

The following positions in the Index are not owned directly by the Fund, but rather, the positions in the Index are owned by an affiliated entity of the counterparty, Deutsche Bank.

Custom Index Exposure by Type
	Number of Contracts	Notional Value	Percentage Value	Expiration Date

Agricultural Futures
Long
Live Cattle Future	3.98	189,532	0.15%	6/28/19
	3.98	189,532	0.15%
Short
Corn Future	47.48	862,002	0.69%	5/14/19
Soybeans Future	11.17	495,947	0.40%	5/14/19
Wheat Future	13.92	324,349	0.26%	7/12/19
	72.57	1,682,298	1.35%

Base Metal Futures
Long
Copper Future	6.20	455,504	0.37%	7/29/19
	6.20	455,504	0.37%
Short
Copper Future	2.90	212,868	0.17%	5/29/19
	2.90	212,868	0.17%

See Notes to Consolidated Financial Statements.

14	www.insigniafunds.com

Insignia Macro Fund	Consolidated Portfolio of Investments

March 31, 2019 (Unaudited)

	Number of Contracts	Notional Value	Percentage Value	Expiration Date

Bond Futures
Long
10 year Italian Bond Future	22.61	3,283,979	2.65%	6/6/19
10 year US Treasury Notes Future	23.77	2,952,699	2.38%	6/19/19
2 year US Treasury Notes Future	23.34	4,973,375	4.01%	6/28/19
3 year Australian Treasury Bond Future	10.84	2,402,916	1.94%	6/17/19
Euro-BOBL Future	10.87	1,624,117	1.31%	6/6/19
Euro-BUXL Future	0.88	188,326	0.15%	6/6/19
Ultra Long-Term T Bond Future	3.15	528,421	0.43%	6/19/19
	95.46	15,953,833	12.87%
Short
10 year Australian Treasury Bond Future	4.17	3,216,157	2.59%	6/17/19
10 year Canadian Govt Bond Future	24.59	2,559,896	2.06%	6/19/19
2 year Euro-Schatz Future	99.16	12,463,149	10.04%	6/6/19
30 year US Treasury Bonds Future	14.01	2,095,288	1.69%	6/19/19
5 year US Treasury Notes Future	41.01	4,750,855	3.83%	6/28/19
Euro-BUND Future	16.42	3,065,417	2.47%	6/6/19
Long Gilt Future	7.65	1,288,524	1.04%	6/26/19
	207.01	29,439,286	23.72%

Energy Futures
Long
Brent Crude Monthly Future	79.44	5,361,623	4.32%	4/30/19
Gasoil Monthly Future	3.09	187,000	0.15%	5/10/19
Gasoline RBOB Future	12.93	1,010,591	0.81%	5/31/19
Light Sweet Crude Oil (WTI) Future	14.46	868,877	0.70%	5/21/19
NY Harbour ULSD Future	3.30	273,281	0.22%	4/30/19
	113.22	7,701,372	6.20%

See Notes to Consolidated Financial Statements.

Semi-Annual Report | March 31, 2019	15

Insignia Macro Fund	Consolidated Portfolio of Investments

March 31, 2019 (Unaudited)

	Number of Contracts	Notional Value	Percentage Value	Expiration Date

Short
Brent Crude Monthly Future	58.22	3,907,040	3.15%	5/31/19
Brent Crude Monthly Future	9.07	606,307	0.49%	6/28/19
Brent Crude Monthly Future	3.89	258,932	0.21%	7/31/19
Gasoline RBOB Future	11.54	908,900	0.73%	4/30/19
Light Sweet Crude Oil (WTI) Future	20.37	1,221,704	0.98%	4/22/19
	103.09	6,902,883	5.56%

Equity Futures
Long
DAX Index Future	3.31	1,070,384	0.86%	6/21/19
DJ EURO STOXX Banks Future	295.79	1,479,105	1.19%	6/21/19
DJ STOXX 600 Automobiles & Parts Future	7.58	198,245	0.16%	6/21/19
EURO STOXX 50 Index Future	14.90	546,182	0.44%	6/21/19
Hang Seng Index	2.36	437,572	0.35%	4/29/19
S&P Canada 60 Index Future	2.50	358,265	0.29%	6/20/19
SPI 200 Index	4.17	456,605	0.37%	6/20/19
TOPIX Future	5.65	815,021	0.66%	6/13/19
	336.26	5,361,379	4.32%
Short
CME E-Mini Russell 2000 Index	22.87	1,757,667	1.42%	6/21/19
E-Mini Nasdaq-100	12.50	1,842,901	1.49%	6/21/19
E-Mini S&P 500	34.57	4,886,487	3.94%	6/21/19
	69.94	8,487,055	6.85%

FX Futures
Short
EUR/USD	7.76	1,095,234	0.88%	6/17/19
GBP/USD	3.83	312,903	0.25%	6/17/19
JPY/USD	4.99	565,980	0.46%	6/17/19
	16.58	1,974,117	1.59%

See Notes to Consolidated Financial Statements.

16	www.insigniafunds.com

Insignia Macro Fund	Consolidated Portfolio of Investments

March 31, 2019 (Unaudited)

	Number of Contracts	Notional Value	Percentage Value	Expiration Date

Interest Rate Futures
Long
3 month Sterling	18.34	2,962,216	2.39%	3/18/20
	18.34	2,962,216	2.39%
Short
3 month Euro (EURIBOR)	15.84	4,457,244	3.59%	3/16/20
90 Day Bank Accepted Bill Future	11.25	1,924,993	1.55%	9/12/19
Eurodollar	22.09	5,394,356	4.35%	3/16/20
	49.18	11,776,593	9.49%

Precious Metal Futures
Long
Gold	1.54	200,207	0.16%	6/26/19
	1.54	200,207	0.16%
Short
Silver	4.00	302,928	0.24%	5/29/19
	4.00	302,928	0.24%

Unrealized Appreciation
$20,789

See Notes to Consolidated Financial Statements.

Semi-Annual Report | March 31, 2019	17

Insignia Macro Fund	Consolidated Statement of Assets and Liabilities

March 31, 2019 (Unaudited)

ASSETS:
Investments, at value (Cost $12,110,266)	$12,124,578
Cash and cash equivalents	524,375
Unrealized appreciation on swap contracts	20,789
Deposit with broker for swap contracts (Note 3)	3,491,163
Advance receipt on swap contract	3,050,000
Receivable for investments sold	346,435
Dividends and interest receivable	51,878
Receivable due from adviser	10,733
Prepaid expenses and other assets	16,410
Total Assets	19,636,361

LIABILITIES:
Payable for administration and transfer agency fees	42,729
Payable for advance payment on swap contract	3,050,000
Payable for swap contract payments	318,667
Payable for shares redeemed	110,288
Payable for distribution and service fees	68
Payable for printing	611
Payable for professional fees	14,611
Payable for trustees' fees and expenses	514
Payable to Chief Compliance Officer fees	5,873
Accrued expenses and other liabilities	3,284
Total Liabilities	3,546,645
NET ASSETS	$16,089,716

NET ASSETS CONSIST OF:
Paid-in capital (Note 7)	$16,523,946
Total distributable earnings	(434,230)
NET ASSETS	$16,089,716

PRICING OF SHARES
Class A :
Net Asset Value, offering and redemption price per share	$9.59
Net Assets	$301,533
Shares of beneficial interest outstanding	31,437
Maximum offering price per share (NAV/0.945, based on maximum sales charge of 5.50% of the offering price)	$10.15
Class I :
Net Asset Value, offering and redemption price per share	$9.59
Net Assets	$15,788,183
Shares of beneficial interest outstanding	1,645,731

See Notes to Consolidated Financial Statements.

18	www.insigniafunds.com

Insignia Macro Fund	Consolidated Statement of Operations

For the Six Months ended March 31, 2019 (Unaudited)

INVESTMENT INCOME:
Interest	$205,857
Total Investment Income	205,857

EXPENSES:
Investment advisory fees (Note 8)	118,335
Administration fees	95,483
Distribution fees
Class A	382
Custody fees	7,452
Legal fees	5,039
Audit and tax fees	11,477
Transfer agent fees	23,642
Trustees fees and expenses	977
Registration and filing fees	19,139
Chief Compliance Officer fees	17,539
Insurance fees	175
Other expenses	4,732
Total Expenses	304,372
Less fees waived/reimbursed by investment adviser
Class A	(2,184)
Class I	(135,577)
Total fees waived/reimbursed by investment adviser (Note 8)	(137,761)
Net Expenses	166,611
NET INVESTMENT INCOME	39,246

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) on:
Investments	12,666
Swap contracts	(212,433)
Net realized loss	(199,767)
Change in unrealized appreciation/(depreciation) on:
Investments	(22,319)
Swap contracts	104,623
Net change	82,304

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(117,463)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(78,217)

See Notes to Consolidated Financial Statements.

Semi-Annual Report | March 31, 2019	19

Insignia Macro Fund	Consolidated Statements of Changes in Net Assets

	For the Six Months Ended March 31, 2019 (Unaudited)	For the Year Ended September 30, 2018
OPERATIONS:
Net investment income/(loss)	$39,246	$(65,412)
Net realized loss on investments	(199,767)	(3,542,966)
Net change in unrealized appreciation on investments	82,304	4,077,312
Net increase/(decrease) in net assets resulting from operations	(78,217)	468,934

DISTRIBUTIONS TO SHAREHOLDERS
Class A	(179)	(1,449)
Class I	(25,849)	(175,482)
Total distributions	(26,028)	(176,931)

BENEFICIAL SHARE TRANSACTIONS (Note 7):
Class A
Shares sold	295	95,078
Dividends reinvested	124	1,033
Shares redeemed	(23,216)	(180,091)
Redemption fees	–	952
Net decrease from beneficial share transactions	(22,797)	(83,028)
Class I
Shares sold	27,513	204,522
Dividends reinvested	18,238	160,222
Shares redeemed	(4,596,013)	(27,180,015)
Redemption fees	–	114
Net decrease from beneficial share transactions	(4,550,262)	(26,815,157)
Net decrease in net assets	(4,677,304)	(26,606,182)

NET ASSETS:
Beginning of period	20,767,020	47,373,202
End of period	$16,089,716	$20,767,020

See Notes to Consolidated Financial Statements.

20	www.insigniafunds.com

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Insignia Macro Fund - Class A	Consolidated Financial Highlights

For a share outstanding through the periods presented.

NET ASSET VALUE, BEGINNING OF PERIOD

INCOME/(LOSS) FROM OPERATIONS:
Net investment income/(loss)(b)
Net realized and unrealized gain/(loss) on investments and swap contracts
Total from investment operations

LESS DISTRIBUTIONS:
From net investment income
From net realized gains on investments
Total Distributions
REDEMPTION FEES (Note 7)
NET INCREASE/(DECREASE) IN NET ASSET VALUE
NET ASSET VALUE, END OF PERIOD

TOTAL RETURN(c)

SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)

RATIOS TO AVERAGE NET ASSETS
Operating expenses excluding reimbursement/waiver
Operating expenses including reimbursement/waiver
Net investment income including reimbursement/waiver

PORTFOLIO TURNOVER RATE(h)

See Notes to Consolidated Financial Statements.

22	www.insigniafunds.com

Insignia Macro Fund - Class A	Consolidated Financial Highlights

For a share outstanding through the periods presented.

For the Six Months Ended March 31, 2019 (Unaudited)		For the Year Ended September 30, 2018		For the Year Ended September 30, 2017	For the Year Ended September 30, 2016		For the Year Ended September 30, 2015		For the Period Ended September 30, 2014 (a)
$9.65		$9.57		$9.90	$10.82		$10.42		$10.00

0.01		(0.04)		(0.09)	(0.13)		(0.16)		(0.08)
(0.06)		0.13		(0.23)	(0.21)		0.61		0.50
(0.05)		0.09		(0.32)	(0.34)		0.45		0.42

(0.01)		(0.04)		(0.01)	(0.60)		(0.04)		–
–		–		–	–		(0.01)		–
(0.01)		(0.04)		(0.01)	(0.60)		(0.05)		–
–		0.03		–	0.02		–		–
(0.06)		0.08		(0.33)	(0.92)		0.40		0.42
$9.59		$9.65		$9.57	$9.90		$10.82		$10.42

(0.56%)		1.29	%(d)	(3.25%)	(3.12	%)(e)	4.34%		4.20%

$302		$326		$407	$319		$274		$85

3.49	%(f)	2.87%		2.20%	2.20%		2.40%		80.48	%(f)
2.00	%(f)	2.00%		2.00%	2.00%		1.96	%(g)	1.75	%(f)
0.15	%(f)	(0.42%)		(0.95%)	(1.26%)		(1.44%)		(1.03	%)(f)

34%		70%		129%	132%		119%		43%

See Notes to Consolidated Financial Statements.

Semi-Annual Report | March 31, 2019	23

Insignia Macro Fund - Class A	Consolidated Financial Highlights

For a share outstanding through the periods presented.

(a)	Commenced operations on January 2, 2014.
(b)	Calculated using the average shares method.
(c)	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	0.21% of the Fund's total return consists of a reimbursement by related parties for a valuation correction. Excluding this item, total return would have been 1.08%.
(e)	In 2016, the Fund's total return consists of a voluntary reimbursement by the adviser for a realized investment loss. Excluding this item, total return would not change as the impact is less than 0.005%.
(f)	Annualized.
(g)	Contractual expense limitations changed from 1.75% to 2.00% effective February 1, 2015.
(h)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Consolidated Financial Statements.

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Page Intentionally Left Blank

Insignia Macro Fund - Class I	Consolidated Financial Highlights

For a share outstanding through the periods presented.

NET ASSET VALUE, BEGINNING OF PERIOD

INCOME/(LOSS) FROM OPERATIONS:
Net investment income/(loss)(b)
Net realized and unrealized gain/(loss) on investments and swap contracts
Total from investment operations

LESS DISTRIBUTIONS:
From net investment income
From net realized gains on investments
Total Distributions
REDEMPTION FEES (Note 7)
NET INCREASE/(DECREASE) IN NET ASSET VALUE
NET ASSET VALUE, END OF PERIOD

TOTAL RETURN(d)

SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)

RATIOS TO AVERAGE NET ASSETS
Operating expenses excluding reimbursement/waiver
Operating expenses including reimbursement/waiver
Net investment income including reimbursement/waiver

PORTFOLIO TURNOVER RATE(i)

See Notes to Consolidated Financial Statements.

26	www.insigniafunds.com

Insignia Macro Fund - Class I	Consolidated Financial Highlights

For a share outstanding through the periods presented.

For the Six Months Ended March 31, 2019 (Unaudited)		For the Year Ended September 30, 2018		For the Year Ended September 30, 2017	For the Year Ended September 30, 2016		For the Year Ended September 30, 2015		For the Period Ended September 30, 2014 (a)
$9.65		$9.58		$9.90	$10.82		$10.42		$10.00

0.02		(0.02)		(0.07)	(0.10)		(0.13)		(0.06)
(0.07)		0.14		(0.24)	(0.21)		0.59		0.48
(0.05)		0.12		(0.31)	(0.31)		0.46		0.42

(0.01)		(0.05)		(0.01)	(0.61)		(0.05)		–
–		–		–	–		(0.01)		–
(0.01)		(0.05)		(0.01)	(0.61)		(0.06)		–
–		0.00	(c)	0.00 (c)	0.00	(c)	0.00	(c)	0.00	(c)
(0.06)		0.07		(0.32)	(0.92)		0.40		0.42
$9.59		$9.65		$9.58	$9.90		$10.82		$10.42

(0.49%)		1.26	%(e)	(3.09%)	(3.06	%)(f)	4.39%		4.20%

$15,788		$20,441		$46,966	$58,178		$64,252		$24,017

3.24	%(g)	2.56%		1.95%	1.94%		2.17%		3.62	%(g)
1.75	%(g)	1.75%		1.75%	1.75%		1.69	%(h)	1.50	%(g)
0.42	%(g)	(0.22%)		(0.72%)	(1.01%)		(1.18%)		(0.85	%)(g)

34%		70%		129%	132%		119%		43%

See Notes to Consolidated Financial Statements.

Semi-Annual Report | March 31, 2019	27

Insignia Macro Fund - Class I	Consolidated Financial Highlights

For a share outstanding through the periods presented.

(a)	Commenced operations on January 2, 2014.
(b)	Calculated using the average shares method.
(c)	Less than $0.005 per share.
(d)	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(e)	0.31% of the Fund's total return consists of a reimbursement by related parties for a valuation correction. Excluding this item, total return would have been 0.95%.
(f)	In 2016, the Fund's total return consists of a voluntary reimbursement by the adviser for a realized investment loss. Excluding this item, total return would not change as the impact is less than 0.005%.
(g)	Annualized.
(h)	Contractual expense limitations changed from 1.50% to 1.75% effective February 1, 2015.
(i)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Consolidated Financial Statements.

28	www.insigniafunds.com

Insignia Macro Fund	Notes to Consolidated Financial Statements

March 31, 2019 (Unaudited)

1. ORGANIZATION

ALPS Series Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of multiple separate portfolios or series. This semi-annual report describes the Insignia Macro Fund (the “Fund”). The Fund’s primary investment objective is to seek long-term risk-adjusted total return and is classified as diversified under the 1940 Act. The Fund currently offers Class A shares and Class I shares. Each share class has identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. The Board of Trustees (the “Board”) may establish additional funds and classes of shares at any time in the future without shareholder approval.

Basis of Consolidation: Insignia Global Macro Offshore Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on September 27, 2013 and is a wholly owned subsidiary of the Fund. The Subsidiary acts as an investment vehicle for the Fund in order to affect certain commodity-related investments on behalf of the Fund. The Fund is the sole shareholder of the Subsidiary, and it is intended that the Fund will remain the sole shareholder and will continue to wholly own and control the Subsidiary. Under the Articles of Association of the Subsidiary, shares issued by the Subsidiary confer upon a shareholder the right to vote at general meetings of the Subsidiary and certain rights in connection with any winding-up or repayment of capital, as well as the right to participate in the profits or assets of the Subsidiary. The Fund may invest up to 25% of its total assets in shares of the Subsidiary. As a wholly owned subsidiary of the Fund, the investments of the Subsidiary are included in the Consolidated Portfolio of Investments, Consolidated Financial Statements and Financial Highlights of the Fund. All investments held by the Subsidiary are disclosed in the accounts of the Fund. All intercompany accounts and transactions have been eliminated in consolidation. The Subsidiary will be subject to the same investment restrictions and limitations, and follow the same compliance policies and procedures, as the Fund when viewed on a consolidation basis. As of March 31, 2019, net assets of the Fund were $16,089,716, of which $3,231,183, or 20.08%, represented the Fund’s ownership of all issued shares and voting rights of the Subsidiary. The Fund and the Subsidiary are "commodity pools" under the U.S. Commodity Exchange Act, and Meritage Capital, LLC ("Meritage Capital" or the "Adviser") is a "commodity pool operator" registered with and regulated by the CFTC.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying consolidated financial statements were prepared in accordance with accounting principles generally accepted in the United States of America for investment companies (“U.S. GAAP”). The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its consolidated financial statements.

Investment Valuation: The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

Semi-Annual Report | March 31, 2019	29

Insignia Macro Fund	Notes to Consolidated Financial Statements

March 31, 2019 (Unaudited)

Over-the-counter swap contracts for which market quotations are readily available are valued based on quotes received from independent pricing services or dealers that make markets in such securities. Total return swap contracts are stated at fair value daily based on the underlying futures, foreign currency, forward currency and options contracts constituting the contracts' stated index, taking into account fees and expenses associated with the swap agreement.

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board, which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more broker dealers that make a market in the security.

When such prices or quotations are not available, or when the Fair Value Committee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly); and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

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Insignia Macro Fund	Notes to Consolidated Financial Statements

March 31, 2019 (Unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2019:

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Asset-Backed Securities	$–	$1,822,329	$–	$1,822,329
Corporate Bonds	–	8,211,059	–	8,211,059
Mortgage Backed Securities	–	441,691	–	441,691
U.S. Treasury Notes & Bonds	–	1,649,499	–	1,649,499
Total	$–	$12,124,578	$–	$12,124,578

	Valuation Inputs
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Total Return Swap
Contracts	$–	$20,789	$–	$20,789
TOTAL	$–	$20,789	$–	$20,789

There were no Level 3 securities held during the period.

Cash & Cash Equivalents: The Fund considers its investment in a Federal Deposit Insurance Corporation ("FDIC") insured interest bearing account to be cash and cash equivalents. Cash and cash equivalents are valued at cost plus any accrued interest. The Fund maintains cash balances, which, at times may exceed federally insured limits. The Fund maintains these balances with a high quality financial institution.

Concentration of Credit Risk: The Fund places its cash with a banking institution, which is insured by FDIC. The FDIC limit is $250,000. At various times throughout the year, the amount on deposit may exceed the FDIC limit and subject the Fund to a credit risk. The Fund does not believe that such deposits are subject to any unusual risk associated with investment activities.

Trust Expenses: Some expenses of the Trust can be directly attributed to the Fund. Expenses that cannot be directly attributed to the Fund are apportioned among all funds in the Trust based on average net assets of each fund.

Fund Expenses: Some expenses can be directly attributed to the Fund and are apportioned among the classes based on average net assets of each class.

Class Expenses: Expenses that are specific to a class of shares are charged directly to that share class. Fees provided under the distribution (Rule 12b-1) and/or shareholder service plans for a particular class of the Fund are charged to the operations of such class.

Federal Income Taxes: The Fund complies with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains, if any, each year so that it will not be subject to excise tax on undistributed income and gains. The Fund is not subject to income taxes to the extent such distributions are made.

Semi-Annual Report | March 31, 2019	31

Insignia Macro Fund	Notes to Consolidated Financial Statements

March 31, 2019 (Unaudited)

As of and during the six months ended March 31, 2019, the Fund did not have a liability for any unrecognized tax benefits in the accompanying consolidated financial statements. The Funds recognize interest and penalties, if any, related to tax liabilities as income tax expense in the Consolidated Statement of Operations. The Fund files U.S. federal, state and local income tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. The Fund’s administrator has analyzed the Fund’s tax positions taken on federal and state income tax returns for all open tax years and has concluded that as of March 31, 2019, no provision for income tax is required in the Fund’s consolidated financial statements related to these tax positions. For tax purposes, the Subsidiary is an exempt Cayman Islands investment company and has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits, and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, the Subsidiary is a controlled foreign corporation ("CFC") and as such is not subject to U.S. income tax. However, as a wholly-owned CFC, the net income and capital gain of the CFC, to the extent of its earnings and profits, will be included each year in the Fund's taxable income.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date basis) for financial reporting purposes. Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned using the effective yield method. Dividend income is recognized on the ex-dividend date, or for certain foreign securities, as soon as information is available to the Fund. Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates. All of the realized and unrealized gains and losses and net investment income are allocated daily to each class in proportion to its daily net assets.

Foreign Securities: The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible re-evaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Currency: Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

32	www.insigniafunds.com

Insignia Macro Fund	Notes to Consolidated Financial Statements

March 31, 2019 (Unaudited)

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.

Foreign Exchange Transactions: The Fund may enter into foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars. A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate, for settlement generally within two business days. The U.S. dollar value of the contracts is determined using current currency exchange rates supplied by a pricing service. The contract is marked-to-market daily for settlements beyond one day and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Distributions to Shareholders: The Fund normally pays dividends, if any, and distributes capital gains, if any, on an annual basis. Income dividend distributions are derived from interest and other income the Fund receives from its investments, including short term capital gains. Long term capital gain distributions are derived from gains realized when the Fund sells a security it has owned for more than one year. The Fund may make additional distributions and dividends at other times if its portfolio manager or managers believe doing so may be necessary for the Fund to avoid or reduce taxes. Net investment income/(loss) and net realized gain/(loss) may differ for financial statement and tax purposes.

3. DERIVATIVE INSTRUMENTS

The Fund’s investment objectives permit the Fund to enter into various types of derivatives contracts, including, but not limited to, total return swaps and structured notes. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent in derivatives that make them more attractive for this purpose than equity or debt securities; they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Risk of Investing in Derivatives: The Fund’s use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance.

Semi-Annual Report | March 31, 2019	33

Insignia Macro Fund	Notes to Consolidated Financial Statements

March 31, 2019 (Unaudited)

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objective, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell or close out the derivative in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. In addition, use of derivatives may increase or decrease exposure to the following risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

Commodity Risk: Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. Prices of various commodities may also be affected by factors, such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments, which are unpredictable. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions.

Foreign Currency Risk: Currency trading involves significant risks, including market risk, interest rate risk, country risk, counterparty credit risk and short sale risk. Market risk results from the price movement of foreign currency values in response to shifting market supply and demand.

Interest Rate Risk: Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of fixed income securities held by the Fund are likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates, and are usually more volatile than equity securities.

Swap Contracts: The Fund enters into swap transactions to seek to increase total return. A total return swap entered into by the Fund is a derivative contract that transfers the market risk of underlying portfolios of futures, foreign currency, forward currency and options contracts (considered the "index" within each total return swap contract) between counterparties. The "notional amount" of each total return swap agreement is the agreed upon amount or value of the index used for calculating the returns that the parties to a swap agreement have agreed to exchange. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net payment to be received by the Fund and/or the termination value at the end of the contract.

The Fund considers the creditworthiness of each counterparty to a contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index. Entering into these agreements involves, to varying degrees, market risk, liquidity risk and elements of credit, legal and documentation risk that are not directly reflected in the amounts recognized in the Consolidated Statement of Assets and Liabilities.

34	www.insigniafunds.com

Insignia Macro Fund	Notes to Consolidated Financial Statements

March 31, 2019 (Unaudited)

The Fund may pay or receive cash as collateral on these contracts which may be recorded as an asset and/or liability. The Fund must set aside liquid assets, or engage in other appropriate measures, to cover its obligations under these contracts. Swaps are marked-to-market daily and changes in value, including the accrual of periodic amounts of interest, are recorded daily based on the value of the index on which the total return swap is referenced, as defined within the total return swap agreement between the counterparties. The composition of the index may vary based on how the underlying portfolio of futures, foreign currency, forward currency and options contracts is traded. OTC swap payments received or paid at the beginning of the measurement period represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, interest rates, and other relevant factors).

Generally, the basis of the OTC swaps is the unamortized premium received or paid. The periodic swap payments received or made by the Fund are recorded in the Consolidated Statement of Operations as realized gains or losses, respectively. Cash settlement transfers are recorded as prepaid swap premiums on the Consolidated Statement of Assets and Liabilities and are recognized as realized gains and losses at the termination of the swap. Any upfront fees paid are recorded as assets and any upfront fees received are recorded as liabilities. When the swap is terminated, the Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. In addition, changes in notional value and any cash holding adjustments, which represent voluntary realizations by a Fund of swap value at any point in time, are also presented as net realized gain or loss on swap contracts on the Consolidated Statement of Operations. A corresponding asset or liability for "advance receipt on swap contracts" or "advance payment on swap contracts", respectively, is recorded on the Consolidated Statement of Assets and Liabilities for the gain or loss realized on changes in notional value. Total return swaps outstanding at year- end, if any, are listed after the Fund's Consolidated Portfolio of Investments.

The Fund invests in total return swaps to obtain exposure to a security or market without owning such security or investing directly in that market. Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (coupons plus capital gains/losses) of an underlying instrument in exchange for fixed or floating rate interest payments. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Swap agreements held at March 31, 2019 are disclosed in the Consolidated Portfolio of Investments.

The average notional value of the Fund’s swap positions for the fiscal year ended March 31, 2019 was $18,768,871.

Derivative Instruments: The following tables disclose the amounts related to the Fund’s use of derivative instruments.

Semi-Annual Report | March 31, 2019	35

Insignia Macro Fund	Notes to Consolidated Financial Statements

March 31, 2019 (Unaudited)

The effect of derivative instruments on the Consolidated Statement of Assets and Liabilities as of March 31, 2019:

Derivatives Not Accounted for As Hedging Instruments	Consolidated Statement of Assets and Liabilities Location	Asset Derivatives Gross Unrealized Appreciation/ (Depreciation)	Liability Derivatives Gross Unrealized Appreciation/ (Depreciation)
Commodity Contracts (total return swap contracts)	Unrealized appreciation on swap contracts	$20,789	$–
Total		$20,789	$–

The effect of derivative instruments on the Consolidated Statement of Operations for the six months ended March 31, 2019:

Derivatives Not Accounted for As Hedging Instruments	Consolidated Statement of Operations Location	Realized Loss on Derivatives Recognized	Change in Unrealized Appreciation on Derivatives Recognized
Commodity Contracts (total return swap contracts)	Net realized gain/(loss) on Swap contracts/ Change in unrealized appreciation/ (depreciation) on Swap contracts	$(212,433)	$104,623
Total		$(212,433)	$104,623

4. OFFSETTING AGREEMENTS

Certain derivative contracts are executed under standardized netting agreements. A derivative netting arrangement creates an enforceable right of set-off that becomes effective, and affects the realization of settlement on individual assets, liabilities and collateral amounts, only following a specified event of default or early termination. Default events may include the failure to make payments or deliver securities timely, material adverse changes in financial condition or insolvency, the breach of minimum regulatory capital requirements, or loss of license, charter or other legal authorization necessary to perform under the contract. The Fund may manage counterparty risk by entering into enforceable collateral arrangements with counterparties. These agreements mitigate counterparty credit risk by providing for a single net settlement with a counterparty of all financial transactions covered by the agreement in an event of default as defined under such agreement.

36	www.insigniafunds.com

Insignia Macro Fund	Notes to Consolidated Financial Statements

March 31, 2019 (Unaudited)

The following table presents derivative financial instruments that are subject to enforceable netting arrangements, collateral arrangements or other similar agreements as of March 31, 2019.

				Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Consolidated Statement of Assets and Liabilities	Net Amounts Presented in the Consolidated Statement of Assets and Liabilities	Financial Instruments (a)	Cash Collateral Received(a)	Net Amount Receivable
Assets
Total Return Swap Contracts	$20,789	$–	$20,789	$–	$–	$20,789
Total	$20,789	$–	$20,789	$–	$–	$20,789

(a)	These amounts are limited to the derivative liability balance and, accordingly, do not include excess collateral pledged.

5. TAX BASIS INFORMATION

Tax Basis of Distributions to Shareholders: The character of distributions made during the period from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain were recorded by the Fund. The amounts and characteristics of tax basis distributions are estimated at the time of distribution and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end. Accordingly, tax basis balances have not been determined as of the date of the semi-annual report.

The tax characters of distributions paid by the Fund for the fiscal years ended September 30 were as follows:

Distributions Paid From:	2018	2017
Ordinary Income	$176,931	$86,591
Total	$176,931	$86,591

Semi-Annual Report | March 31, 2019	37

Insignia Macro Fund	Notes to Consolidated Financial Statements

March 31, 2019 (Unaudited)

Unrealized Appreciation and Depreciation on Investments and Derivative Instruments: As of March 31, 2019, the aggregate cost of investments, gross unrealized appreciation / (deprecation) and net unrealized depreciation of investments and derivative instruments for Federal tax purposes were as follows:

Gross unrealized appreciation (excess of value over tax cost)(a)	$16,489,568
Gross unrealized depreciation (excess of tax cost over value)(a)	(16,454,467)
Net unrealized appreciation	$35,101
Cost of investments for income tax purposes	$12,110,266

(a)	Includes appreciation/(depreciation) on Total Return Swap Contracts.

6. SECURITIES TRANSACTIONS

Purchases and sales of securities, excluding short-term securities, during the six months ended March 31, 2019 were as follows:

Purchases of Securities	Proceeds From Sales of Securities
$2,328,013	$6,487,268

Purchases and sales of U.S. Government Obligations during the six months ended March 31, 2019 were as follows:

Purchases of Securities	Proceeds From Sales of Securities
$2,422,856	$1,253,378

7. BENEFICIAL SHARE TRANSACTIONS

The capitalization of the Trust consists of an unlimited number of shares of beneficial interest with no par value per share. Holders of the shares of the Fund have one vote for each share held and a proportionate fraction of a vote for each fractional share. All shares issued and outstanding are fully paid and are transferable and redeemable at the option of the shareholder. Shares have no pre-emptive rights. Neither the Fund nor any of its creditors has the right to require shareholders to pay any additional amounts solely because the shareholder owns the shares.

Shares redeemed within 60 days of purchase may incur a 1.00% short-term redemption fee deducted from the redemption amount. For the six months ended March 31, 2019, the redemption fees charged by the Fund are presented in the Consolidated Statements of Changes in Net Assets.

38	www.insigniafunds.com

Insignia Macro Fund	Notes to Consolidated Financial Statements

March 31, 2019 (Unaudited)

Transactions in common shares were as follows:

	Six Months Ended March 31, 2019 (Unaudited)	For the Year Ended September 30, 2018
Class A:
Shares sold	31	9,914
Shares issued in reinvestment of distributions to shareholders	13	108
Shares redeemed	(2,369)	(18,787)
Net decrease from share transactions	(2,325)	(8,765)

Class I:
Shares sold	2,856	21,584
Shares issued in reinvestment of distributions to shareholders	1,886	16,795
Shares redeemed	(476,984)	(2,825,188)
Net decrease from share transactions	(472,242)	(2,786,809)

Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. The Fund has two unaffiliated shareholder representing approximately 89% of total Fund Class I shares and three unaffiliated shareholders representing approximately 99% of total Fund Class A shares. Share transaction activities of this shareholder could have a material impact on the Fund.

8. MANAGEMENT AND RELATED PARTY TRANSACTIONS

Investment Advisory: Meritage Capital, LLC (“Meritage Capital” or the “Adviser”), subject to the authority of the Board, has served as the Fund’s investment adviser since Fund inception and is responsible for the overall management and administration of the Fund’s business affairs. The Adviser has delegated a portion of the daily management of the Fund to Sage Advisory Services, Ltd. Co. (“Sage” or the “Sub-Adviser”). Effective May 3, 2018, the Adviser was acquired by an affiliated holding company of Brown Advisory, LLC, a SEC-registered investment adviser. At the Board Meeting, the Board also approved interim investment advisory agreements between the Adviser and the Trust, on behalf of the Fund, and interim investment sub-advisory agreement among the Advisor, the Trust, on behalf of the Fund, and the Sub-Adviser (the “Interim Advisory Agreements”). The Interim Advisory Agreements were effective for the earlier of 150 days from the close of the Transaction on May 3, 2018 or the date of shareholder approval of the New Advisory Agreements. The Interim Advisory Agreements were similar in all material respects to the prior advisory agreements. Any shareholder who owned shares of the Fund as of the close of business on May 7, 2018 received notice of the meeting and was entitled to vote to approve new investment advisory and investment sub-advisory agreements at the meeting. Under the new agreements, the Adviser continues to provide investment advisory services to the Fund and the Sub-Adviser will continue to provide sub-advisory services for the Fund's fixed income strategy, both subject to the oversight of the Board, under terms that are similar in all material respects to the prior investment advisory and sub-advisory agreements and for the same fees that are currently in effect. The Fund Shareholder Meeting occurred on July 6, 2018 and all measures passed. The Adviser and the Sub-Adviser continue to manage the investments of the Fund in accordance with the Fund’s investment objective, policies and limitations and investment guidelines established jointly by the Adviser and the Board.

Semi-Annual Report | March 31, 2019	39

Insignia Macro Fund	Notes to Consolidated Financial Statements

March 31, 2019 (Unaudited)

Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser, the Fund pays the Adviser an annual management fee of 1.25% based on the Fund’s average daily net assets during the month. Pursuant to an Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement”), the Adviser pays the Sub-Adviser an annual sub-advisory management fee of 0.10% for the first $25 million, 0.18% for the subsequent $25 million and 0.10% once assets have reached over $50 million, with a minimum annual fee of $25,000. These management fees are based on the assets they manage and are paid on a quarterly basis. The Adviser is required to pay all fees due to the Sub-Adviser out of the management fee the Adviser receives from the Fund. The initial term for both the Advisory Agreement and Sub-Advisory Agreement was two years. The Board may extend the Advisory Agreement and/or the Sub-Advisory Agreement for additional one-year terms. The Board, shareholders of the Fund or the Adviser may terminate the Advisory Agreement or the Sub-Advisory Agreement upon 60 days’ notice.

Pursuant to a fee waiver letter agreement (the “Fee Waiver Agreement”), the Adviser has contractually agreed to limit the amount of the Fund’s Total Annual Fund Operating Expenses, exclusive of Distribution and Service (12b-1) fees, Shareholder Service Fees, Acquired Fund Fees and Expenses, brokerage expenses, interest expenses, taxes and extraordinary expenses, to 1.75% of the Fund’s average daily net assets for Class A and Class I shares. The Fee Waiver Agreement is in effect through January 31, 2020. The Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through the Fee Waiver Agreement only to the extent that the Fund's expenses in later periods do not exceed the lesser of: (1) the contractual expense limit in effect at the time the Adviser waives or limits the expenses; or (2) the contractual expense limit in effect at the time the Adviser seeks to recover the expenses; provided, however, that the Fund will not be obligated to reimburse any such expenses borne by the Adviser more than three years after the date on which the fee or expense was waived or limited or assumed and paid by the Adviser, as calculated on a monthly basis. The Adviser may not discontinue the Fee Waiver Agreement without the approval by the Fund’s Board.

For the six months ended March 31, 2019, the fee waivers and/or reimbursements were $2,184 and $135,577 for the Class A and Class I, respectively.

As of March 31, 2019, the balances of recoupable expenses for each class were as follows:

	Expiring in 2019	Expiring in 2020	Expiring in 2021	Expiring 2022
Class A	$352	$791	$2,922	$2,184
Class I	68,648	108,036	235,081	135,577

Administrator: ALPS Fund Services, Inc. (“ALPS”) (an affiliate of ALPS Distributors, Inc.) serves as administrator to the Fund. The Fund has agreed to pay expenses incurred in connection with its administrative activities. Pursuant to the Administration, Bookkeeping and Pricing Services Agreement with the Trust, ALPS will provide operational services to the Fund including, but not limited to, fund accounting and fund administration and generally assist in the Fund’s operations. The Fund’s administration fee is accrued on a daily basis and paid monthly. The officers of the Trust and an Interested Trustee are employees of ALPS. Administration fees paid by the Fund for the six months ended March 31, 2019 are disclosed in the Consolidated Statement of Operations. ALPS is reimbursed by the Fund for certain out-of-pocket expenses.

40	www.insigniafunds.com

Insignia Macro Fund	Notes to Consolidated Financial Statements

March 31, 2019 (Unaudited)

Transfer Agent: ALPS serves as transfer agent for the Fund under a Transfer Agency and Services Agreement with the Trust. Under this agreement, ALPS is paid an annual fee for services performed on behalf of the Fund plus fees for open accounts and is reimbursed for certain out-of-pocket expenses.

Compliance Services: ALPS provides services as the Fund’s Chief Compliance Officer to monitor and test the policies and procedures of the Fund in conjunction with requirements under Rule 38a-1 of the 1940 Act pursuant to a Chief Compliance Officer Services Agreement with the Trust. Under this agreement, ALPS is paid an annual fee for services performed on behalf of the Fund and is reimbursed for certain out-of-pocket expenses.

Distribution: ALPS Distributors, Inc. (the “Distributor”) (an affiliate of ALPS) acts as the principal underwriter of the Fund’s shares pursuant to a Distribution Agreement with the Trust. Shares of the Fund are offered on a continuous basis through the Distributor, as agent of the Fund. The Distributor is not obligated to sell any particular amount of shares and is not entitled to any compensation for its services as the Fund’s principal underwriter pursuant to the Distribution Agreement.

The Fund has adopted a separate plan of distribution for Class A shares pursuant to Rule 12b-1 under the 1940 Act (the “Plan”). The Plan allows the Fund to use Class A assets to pay fees in connection with the distribution and marketing of Class A shares and/or the provision of shareholder services to Class A shareholders. The Plan permits payment for services in connection with the administration of plans or programs that use Class A shares of the Fund as their funding medium and for related expenses. The Plan permits the Fund to make total payments at an annual rate of up to 0.25% of a Fund’s average daily net assets attributable to its Class A shares. Because these fees are paid out of the Fund’s Class A assets on an ongoing basis, over time they will increase the cost of an investment in Class A shares, and Plan fees may cost an investor more than other types of sales charges. Plan fees are shown as distribution and service fees on the Consolidated Statement of Operations.

9. TRUSTEES

As of March 31, 2019, there were four Trustees, three of whom are not “interested persons” (as defined in the 1940 Act) of the Trust (the “Independent Trustees”).Effective October 1, 2018, the Independent Trustees of the Trust will receive a quarterly retainer of $8,000, plus $4,000 for each regular Board or Committee meeting attended and $2,000 for each special telephonic or in-person Board or Committee meeting attended. Additionally, the Audit Committee Chair will receive a quarterly retainer of $1,250 and the Independent Chair will receive a quarterly retainer of $2,500. Previously, the Independent Trustees of the Trust received a quarterly retainer of $6,000, plus $4,000 for each regular Board or Committee meeting attended and $2,000 for each special telephonic or in-person Board or Committee meeting attended. Additionally, the Audit Committee Chair received a quarterly retainer of $1,250 and the Independent Chair received a quarterly retainer of $2,500. The Independent Trustees are also reimbursed for all reasonable out-of-pocket expenses relating to attendance at meetings.

Semi-Annual Report | March 31, 2019	41

Insignia Macro Fund	Notes to Consolidated Financial Statements

March 31, 2019 (Unaudited)

10. INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that may contain general indemnification clauses which may permit indemnification to the extent permissible under applicable law. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

11. RECENT ACCOUNTING PRONOUNCEMENTS

In August 2018, the FASB issued ASU 2018-13, which changes the fair value measurement disclosure requirements of FASB ASC Topic 820, Fair Value Measurement. The update to Topic 820 includes new, eliminated, and modified disclosure requirements. ASU 2018-13 is effective for fiscal years beginning after December 15, 2019, including interim periods. Early adoption is permitted for any eliminated or modified disclosures. The Fund has elected to early adopt the eliminated and modified disclosures effective with the financial statements prepared as of March 31, 2019.

12. SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date of the financial statements were issued. Management has determined that there were no subsequent events to report through the issuance of these financial statements.

42	www.insigniafunds.com

Insignia Macro Fund	Additional Information

March 31, 2019 (Unaudited)

1. PROXY VOTING POLICIES AND VOTING RECORD

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, (i) by calling the Fund (toll-free) at 1-855-674-4642 or (ii) on the website of the Securities and Exchange Commission (the “SEC”) at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling the Fund (toll-free) at 1-855-674-4642 or (ii) on the SEC’s website at http://www.sec.gov.

2. PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC website at http://www.sec.gov.

Semi-Annual Report | March 31, 2019	43

SEMI-ANNUAL REPORT

MARCH 31, 2019

Class A (IGMFX)

Class I (IGMLX)

Insignia
macro fund

Must be accompanied or preceded by a Prospectus. Distributor: ALPS Distributors, Inc. for the Insignia Macro Fund.

SEVEN
CANYONS ADVISORS

SEMI-ANNUAL REPORT | 3.31.19

SEVEN CANYONS STRATEGIC INCOME FUND

SEVEN CANYONS WORLD INNOVATORS FUND

Shareholder Letter	1
Portfolio Update
Seven Canyons Strategic Income Fund	5
Seven Canyons World Innovators Fund	7
Disclosure of Fund Expenses	9
Portfolios of Investments
Seven Canyons Strategic Income Fund	11
Seven Canyons World Innovators Fund	18
Statements of Assets and Liabilities	24
Statements of Operations	26
Statements of Changes in Net Assets
Seven Canyons Strategic Income Fund	28
Seven Canyons World Innovators Fund	29
Financial Highlights	30
Notes to Financial Statements	38
Additional Information	51

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website at www.sevencanyonsadvisors.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

Beginning on January 1, 2019, you may, notwithstanding the availability of shareholder reports online, elect to receive all future shareholder reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with a Fund, you can call 1-833-7-CANYON to let the Fund know you wish to continue receiving paper copies of your shareholder reports.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at www.sevencanyonsadvisors.com.

Seven Canyons Advisors	Shareholder Letter

March 31, 2019 (Unaudited)

Dear Fellow Shareholders:

Despite the frightful headlines (trade war with China, failure of N. Korean treaty), I expect the economy to continue its slow growth of the past decade. While the market has been much more volatile than the economy, moving forward in fits and starts, it too has continued to move up and to the right over the past decade. My mantra is that the economy drives the market. As long as the economy keeps giving positive cues to the market, I expect the market to continue to be healthy. There are, however, two possible disruptions to this otherwise sunny scenario.

The first has to do with the rise of automated trading, including the growth of exchange-traded funds (ETFs). According to one estimate, 25% of all trading is driven by algorithms, and an additional 50% is driven by “automatic” ETF transactions. This means that instead of market prices being determined by the interaction of human buyers and sellers, they are increasingly determined by the interaction of computers. Many have debated the significance of this shift in how market prices are determined. No conclusive answer has been reached. However, there are numerous examples of the short term impact that such robotic trading can have on the market. The first episode was the 20% one-day market tumble in 1987 driven by automated program trading. Prior to the decline, the economy was displaying some warning signs, but on balance it was fine. Despite the mid-year market hiccup, Gross National Product (GNP) grew and the market returned over 5% for the year.

A more recent example was the “flash crash” of 2011. Within a few minutes, the market fell by 5%, only to recover minutes later. It was far worse for some individual stocks, which plunged 20% and then bounced back moments later. Both the program trading-induced decline of 1987 and the flash crash are examples of clear air turbulence. Some of you may have experienced clear air turbulence in an airplane flying smoothly in calm air then suddenly dropping hundreds of feet. The experience is disturbing, but only lasts for a few moments. Soon the plane is again flying smoothly thru calm air. Similarly these disconcerting market panics last only a short time before the market reverts to normal.

My concern is that the increasing automation of the market’s price-setting function will lead to further instances of clear air turbulence. Last year, for example, we had two. In both episodes, the backdrop was a reasonably well behaved economy. First, near the end of January the market started to drop. Within a few days it had fallen 10%, and most FANG stocks had fallen 20%. Later in the year they fully recovered. While this episode hasn’t been officially linked to automated trading, the swiftness and severity of the decline were unusual and likely reflective of automated trading. Similarly, in December the market plunged 15% before it reversed, fully recovering its loss in the early months of this year. Again, there has been no official linkage to automated trading, but I strongly believe that clear air turbulence was at play.

Why is this a concern? Take the market crash of ‘08 as an example. Arguably, clear air turbulence played a role. But woe to those investors (like myself) who treated the initial decline as an opportunity to buy the dip, which proved to be but a preview of the real deal. The early drop led to a full scale market rout and global financial crisis (GFC) due to serious economic problems emanating from the financial sector.

Semi-Annual Report | March 31, 2019	1

Seven Canyons Advisors	Shareholder Letter

March 31, 2019 (Unaudited)

The second potential disruption stems from the unanticipated consequences of the never-before-tried monetary policy implemented post the GFC. For years, economists have offered the same prescription for treating an economic decline severe enough to induce panic in the markets: Quickly use monetary policy to quell the panic, and then implement fiscal policy to salve the economic wounds. Post the GFC, the first leg of the prescription was implemented, and monetary policy curbed the panic. But when fiscal policy proved restricted in scale, authorities chose to continue their easy money policy well after panic had subsided.

While the Federal Reserve (the "Fed") is solely responsible for monetary policy, fiscal policy is a group project involving the president and both houses of congress. Fiscal policy in the fall of ‘08 was especially complicated as we were in the midst of an election while the markets were coming apart. Ultimately some fiscal actions were implemented, but they were limited in scope. Impatient policy makers continued to rely on monetary policy rather than roll up their sleeves for the hard task of enacting appropriate fiscal policies such as tax cuts. Only when President Trump was elected and the economy had fully recovered were tax cuts carried out. Many believe that these cuts came so late in the economic cycle that they were inappropriate.

As the Fed tries to unwind the enormous amount of easy money, the nature of its dilemma is becoming clear. The Fed was able to implement several rate hikes with the goal of forcing rates to a level reflective of the state of the economy. Before the Fed was able to accomplish this goal, market weakness led them to back down. The goal of the monetary policy post the GFC was explicitly stated as forcing money into risky assets to stimulate investment. While this generally worked to a degree, the dominant effect was to increase the price of risky assets such as stocks. Now fear of falling asset prices may hinder effective monetary policy. We are in no man’s land. Nobody really knows the ultimate impact of normalizing our monetary policy.

Putting this all together, we have a sunny scenario with two potential disruptions. How significant are potential disruptions? No one knows. But investors whose optimism stems from a strong economy should be aware of disruptions which could lead to market weakness in spite of the steady economy.

As a summary of activity in the Seven Canyons World Innovators and Seven Canyons Strategic Income Funds, let me provide excerpts from the Fund commentaries we post on the website every quarter.

World Innovators Fund (excerpt from quarterly commentary):

It seems noteworthy that, unlike the last quarter of 2018, it was mostly companies from developed markets (DM) that made our top 10 contributions list this quarter. We think this says more about the sharp sell off in DM in the December quarter than it does about emerging market (EM) assets. After the sharp rebound in DM stocks, we believe the more attractive valuations remain in EM countries. Since moving the Fund to our new home at SCA, we have swung from being under to overweight EM versus the benchmark. So far so good. The change of direction with emerging markets is in part a reaction to great businesses being sold at very attractive prices after the 2018 EM fire sale, but equal credit goes to our better resources here at SCA. We have a small tight-knit team that has been ferociously vetting old and new ideas, and Spencer Stewart’s extensive experience investing in small-cap emerging market companies helped us get up the curve fast. We can’t count on such positive contributions from our EM investments every quarter, but we are confident that we are buying great business at historically great prices -- a strategy that reliably pays off in the long run.

2	www.sevencanyonsadvisors.com

Seven Canyons Advisors	Shareholder Letter

March 31, 2019 (Unaudited)

Strategic Income Fund (excerpt from quarterly commentary):

You’ve often heard me say that I’m looking for companies who have the ability and the willingness to pay a growing stream of dividends. Over the past year, the median dividend growth rate for the stocks we hold in our portfolio was 12%. While this far exceeded the growth rate of WASIX, it reflects the fact that the companies we own did better over the past 12 months than their stock market performance suggests.

In closing, I want to tell you how much I appreciate your willingness to invest alongside us in our Seven Canyons World Innovators (WAGTX/WIGTX) and Seven Canyons Strategic Income (WASIX) funds. I look forward to a profitable future together.

Sam Stewart

Partner

Semi-Annual Report | March 31, 2019	3

Seven Canyons Advisors	Shareholder Letter

March 31, 2019 (Unaudited)

DEFINITIONS

FANG Stocks - Facebook, Amazon, Netflix and Google (now Alphabet, Inc.) stocks

DISCLOSURES

This letter is for informational purposes only and does not constitute investment advice or a recommendation of any particular security, strategy, or investment product. The expressed views and opinions presented are for informational purposes only, are based on current market conditions, and are subject to change without notice. Although information and statistics contained herein have been obtained from sources believed to be reliable and are accurate to the best of our knowledge, Seven Canyons Advisors cannot and does not guarantee the accuracy, validity, timeliness, or completeness of such information and statistics made available to you for any particular purpose. Past performance is not indicative of future results.

All investing involves risk. Investments in securities of foreign companies involve additional risks, including less liquidity, currency-rate fluctuations, political and economic instability and differences in financial reporting standards and securities market regulation. Investing in small and micro-cap funds will be more volatile and loss of principal could be greater than investing in large cap or more diversified funds.

An investor should consider investment objectives, risks, charges and expenses carefully before investing. To obtain a Prospectus, which contains this and other information, visit our website at www.sevencanyonsadvisors.com or call us at 1-801-349-2718. Read the prospectus carefully before investing.

© 2019 Seven Canyons. All rights reserved. Seven Canyons Funds are distributed by ALPS Distributors, Inc. (ADI).

ADI SCE000132

4	www.sevencanyonsadvisors.com

Seven Canyons Strategic Income Fund	Portfolio Update

March 31, 2019 (Unaudited)

Performance of a Hypothetical $10,000 Initial Investment (March 31, 2009 through March 31, 2019)

The graph shown above represents historical performance of a hypothetical investment of $10,000 in the Investor Class. Past performance does not guarantee future results. All returns reflect reinvested dividends, but do not reflect the deduction of fees or taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Average Annual Total Returns (as of March 31, 2019)

	1 Year	5 Year	10 Year	Since Inception*
Seven Canyons Strategic Income Fund - Investor	3.86%	4.00%	13.09%	6.48%
S&P 500 Total Return Index(a)	9.50%	10.91%	15.92%	8.48%
Bloomberg Barclays US Aggregate Bond Index(b)	4.48%	2.74%	3.77%	4.14%

The performance data quoted above represents past performance. Past performance is not a guarantee of future results. Investment return and value of the Fund shares will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Fund performance current to the most recent month-end is available by calling (801) 349-2718 or by visiting www.sevencanyonsadvisors.com.

*	The Fund commenced operations on February 1, 2006. The Predecessor Fund, Wasatch Strategic Income Fund, managed by Wasatch Advisors, Inc., was reorganized into the Seven Canyons Strategic Income Fund on September 10, 2018. Seven Canyons Advisors, LLC has been the Fund’s investment adviser since September 10, 2018. Fund performance prior to September 10, 2018 is reflective of the past performance of the Predecessor Fund.
(a)	The S&P 500® Total Return Index is the Standard & Poor's composite index of 500 stocks, a widely recognized, unmanaged index of common stock prices.
(b)	The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS, and CMBS (agency and non-agency). The index is not actively managed and does not reflect any deductions for fees, expenses or taxes.

Semi-Annual Report | March 31, 2019	5

Seven Canyons Strategic Income Fund	Portfolio Update

March 31, 2019 (Unaudited)

Returns of less than 1 year are cumulative.

Indices are not actively managed and do not reflect deduction for fees, expenses or taxes. An investor cannot invest directly in an index.

The returns shown above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or redemption of Fund shares.

The total annual operating expenses and total annual operating expenses after fee waivers and/or reimbursement you may pay as an investor in the Fund’s Investor Class (as reported in the January 28, 2019 Prospectus) are 1.77% and 1.43%, respectively. The Fund’s investment adviser has contractually agreed to limit expenses through January 31, 2020.

Top Ten Equity Holdings (as a % of Net Assets)*

Mastercard, Inc.	4.58%
Visa, Inc.	4.56%
Comcast Corp.	4.09%
Cognizant Technology Solutions Corp.	3.92%
UnitedHealth Group, Inc.	3.88%
Canadian National Railway Co.	3.23%
Magellan Midstream Partners LP	2.97%
Suncor Energy, Inc.	2.87%
Star Asia Capital Corp.	2.19%
Home Depot, Inc.	2.11%
Top Ten Holdings	34.40%

Sector Allocation (as a % of Net Assets)*

Financials	25.75%
Information Technology	18.75%
Industrials	11.11%
Consumer Discretionary	10.80%
Energy	7.27%
Health Care	7.20%
Communication Services	5.62%
Consumer Staples	4.57%
Real Estate	3.08%
Materials	2.21%
Cash	3.64%
Total	100.00%

*	Holdings are subject to change, and may not reflect the current or future position of the portfolio.

6	www.sevencanyonsadvisors.com

Seven Canyons World Innovators Fund	Portfolio Update

March 31, 2019 (Unaudited)

Performance of a Hypothetical $10,000 Initial Investment (March 31, 2009 through March 31, 2019)

The graph shown above represents historical performance of a hypothetical investment of $10,000 in the Investor Class. Due to differing expenses, performance of the Institutional Class will vary. Past performance does not guarantee future results. Returns do not reflect the deduction of fees, sales charges, or taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Average Annual Total Returns (as of March 31, 2019)

	1 Year	5 Year	10 Year	Since Inception*
Seven Canyons World Innovators Fund - Investor	-2.82%	6.48%	16.40%	7.96%
Seven Canyons World Innovators Fund - Institutional	-2.56%	6.66%	16.50%	8.01%
MSCI All Country World Index IMI(a)	1.97%	6.33%	12.27%	5.66%

The performance data quoted above represents past performance. Past performance is not a guarantee of future results. Investment return and value of the Fund shares will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Fund performance current to the most recent month-end is available by calling (801) 349-2718 or by visiting www.sevencanyonsadvisors.com.

*	Seven Canyons World Innovators Fund – Investor Class has an inception date of December 19, 2000. Seven Canyons World Innovators Fund – Institutional Class has an inception date of February 1, 2016. Performance for the Institutional Class prior to 2/1/2016 is based on the performance of the Investor Class. Performance of the Fund’s Institutional Class prior to 2/1/2016 uses the actual expenses of the Fund’s Investor Class without any adjustments. For any such period of time, the performance of the Fund’s Institutional Class would have been substantially similar to, yet higher than, the performance of the Fund’s Investor Class, because the shares of both classes are invested in the same portfolio of securities, but the classes bear different expenses. The Predecessor Fund, Wasatch World Innovators Fund, managed by Wasatch Advisors, Inc., was reorganized into the Seven Canyons World Innovators Fund on September 10, 2018. Seven Canyons Advisors, LLC has been the Fund’s investment adviser since September 10, 2018. Fund performance prior to September 10, 2018 is reflective of the past performance of the Predecessor Fund.

Semi-Annual Report | March 31, 2019	7

Seven Canyons World Innovators Fund	Portfolio Update

March 31, 2019 (Unaudited)

(a)	The MSCI ACWI (All Country World Index) IMI (Investable Market Index) is designed to measure the equity market performance of large, mid, and small cap securities across developed and emerging markets throughout the world.

Returns of less than 1 year are cumulative.

Indices are not actively managed and do not reflect deduction for fees, expenses or taxes. An investor cannot invest directly in an index.

The returns shown above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or redemption of Fund shares.

The total annual operating expenses and total annual operating expenses after fee waivers and/or reimbursement you may pay as an investor in the Fund’s Investor Class and Institutional Class shares (as reported in the January 28, 2019 Prospectus) are 1.95% and 1.75% and 1.95% and 1.55%, respectively. The Fund’s investment adviser has contractually agreed to limit expenses through January 31, 2020.

Top Ten Equity Holdings (as a % of Net Assets)*

Nintendo Co., Ltd.	3.70%
Abcam PLC	3.60%
DiaSorin SpA	3.23%
Computer Programs & Systems, Inc.	2.98%
Electronic Arts, Inc.	2.95%
Sarana Menara Nusantara Tbk PT	2.86%
Japan Animal Referral Medical Center Co., Ltd.	2.51%
Tecan Group AG	2.35%
Gamma Communications PLC	2.34%
BioMerieux	2.34%
Top Ten Holdings	28.86%

Sector Allocation (as a % of Net Assets)*

Health Care	29.29%
Communication Services	21.38%
Information Technology	7.80%
Consumer Discretionary	7.14%
Industrials	4.37%
Consumer Staples	3.78%
Financials	1.52%
Cash	24.72%
Total	100.00%

*	Holdings are subject to change, and may not reflect the current or future position of the portfolio.

8	www.sevencanyonsadvisors.com

Seven Canyons Advisors	Disclosure of Fund Expenses

March 31, 2019 (Unaudited)

Example. As a shareholder of the Seven Canyons Strategic Income Fund or Seven Canyons World Innovators Fund (the “Funds”), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested on October 1, 2018 and held through March 31, 2019.

Actual Expenses. The first line under each class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period October 1, 2018 - March 31, 2019” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second line under each class in the following table provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing Fund costs only and do not reflect any transactional costs. Therefore, the second line under each class in the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semi-Annual Report | March 31, 2019	9

Seven Canyons Advisors	Disclosure of Fund Expenses

March 31, 2019 (Unaudited)

	Beginning Account Value October 1, 2018	Ending Account Value March 31, 2019	Expense Ratio(a)	Expenses Paid During Period October 1, 2018 - March 31, 2019(b)
Seven Canyons Strategic Income Fund
Investor Class
Actual	$1,000.00	$953.10	0.95%	$4.63
Hypothetical (5% return before expenses)	$1,000.00	$1,020.19	0.95%	$4.78
Seven Canyons World Innovators Fund
Investor Class
Actual	$1,000.00	$935.60	1.75%	$8.45
Hypothetical (5% return before expenses)	$1,000.00	$1,016.21	1.75%	$8.80
Institutional Class
Actual	$1,000.00	$936.80	1.55%	$7.48
Hypothetical (5% return before expenses)	$1,000.00	$1,017.20	1.55%	$7.80

(a)	Each Fund's expense ratios have been annualized based on the Fund's most recent fiscal half-year expenses.
(b)	Expenses are equal to the annualized expense ratio shown above for the applicable class, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182), divided by 365.

10	www.sevencanyonsadvisors.com

Seven Canyons Strategic Income Fund	Portfolio of Investments

March 31, 2019 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (96.26%)
Air Freight & Logistics (0.92%)
FedEx Corp.	1,800	$326,538

Airport Services (1.80%)
Grupo Aeroportuario del Pacifico SAB de CV, Class B	39,000	345,751
TAV Havalimanlari Holding AS	70,000	293,032
Total Airport Services		638,783

Apparel Retail (1.00%)
Ross Stores, Inc.	3,800	353,780

Asset Management & Custody Banks (8.90%)
Ameriprise Financial, Inc.	3,650	467,565
Apollo Investment Corp.	17,000	257,380
Ares Capital Corp.	41,724	715,150
Fondul Proprietatea SA, GDR(a)	20,000	216,000
FS KKR Capital Corp.	44,000	266,200
KKR & Co., Inc., Class A	10,094	237,108
Solar Capital, Ltd.	32,817	683,906
Solar Senior Capital, Ltd.	18,000	308,880
Total Asset Management & Custody Banks		3,152,189

Auto Parts & Equipment (2.01%)
Aptiv PLC	4,800	381,552
Selamat Sempurna Tbk PT	2,900,000	329,916
Total Auto Parts & Equipment		711,468

Broadcasting (0.93%)
CBS Corp., Class B	6,900	327,957
Fox Corp., Class B(b)	33	1,196
Total Broadcasting		329,153

Cable & Satellite (4.09%)
Comcast Corp., Class A	36,200	1,447,276

Coal & Consumable Fuels (0.51%)
NAC Kazatomprom JSC, GDR(a)(b)	13,000	182,000

Construction Materials (1.13%)
Tecnoglass, Inc.	55,000	400,400

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2019	11

Seven Canyons Strategic Income Fund	Portfolio of Investments

March 31, 2019 (Unaudited)

	Shares	Value (Note 2)
Consumer Finance (2.70%)
SLM Corp.	26,600	$263,606
Transaction Capital, Ltd.	282,940	349,048
Unifin Financiera SAB de CV SOFOM ENR	160,000	344,808
Total Consumer Finance		957,462

Data Processing & Outsourced Services (9.13%)
Mastercard, Inc., Class A	6,885	1,621,073
Visa, Inc.	10,325	1,612,662
Total Data Processing & Outsourced Services		3,233,735

Department Stores (0.97%)
Matahari Department Store Tbk PT	641,700	184,309
Mitra Adiperkasa Tbk PT	2,332,000	158,851
Total Department Stores		343,160

Diversified Banks (7.59%)
Bank Rakyat Indonesia Persero Tbk PT	1,303,000	376,991
Grupo Financiero Galicia SA, ADR	10,400	265,408
Halyk Savings Bank of Kazakhstan JSC, GDR(a)	16,251	188,512
HDFC Bank, Ltd., ADR	3,100	359,321
Sberbank of Russia PJSC, Sponsored ADR	29,000	384,540
Secure Trust Bank PLC	21,621	390,724
Security Bank Corp.	105,000	345,934
TBC Bank Group PLC	18,610	374,244
Total Diversified Banks		2,685,674

Diversified REITs (3.32%)
Colony Capital, Inc.	75,000	399,000
Star Asia Capital Corp.(b)(c)(d)(e)(f)(g)	355,714	775,457
Total Diversified REITs		1,174,457

Diversified Support Services (0.49%)
Clipper Logistics PLC	50,000	173,226

Drug Retail (1.41%)
Walgreens Boots Alliance, Inc.	7,900	499,833

Financial Exchanges & Data (1.00%)
MSCI, Inc.	91	18,094
OTC Markets Group, Inc., Class A	10,000	337,000
Total Financial Exchanges & Data		355,094

See Notes to Financial Statements.

12	www.sevencanyonsadvisors.com

Seven Canyons Strategic Income Fund	Portfolio of Investments

March 31, 2019 (Unaudited)

	Shares	Value (Note 2)
Health Care Services (1.36%)
CVS Health Corp.	8,900	$479,977

Home Improvement Retail (2.11%)
Home Depot, Inc.	3,900	748,371

Homebuilding (0.78%)
Dom Development SA	13,000	274,262

Hotels, Resorts & Cruise Lines (0.86%)
Extended Stay America, Inc.	17,000	305,150

Hypermarkets & Super Centers (1.19%)
Metro Retail Stores Group, Inc.	6,689,000	422,919

Industrial Gases (1.07%)
Taiyo Nippon Sanso Corp.	25,000	380,312

Industrial Machinery (2.36%)
Skellerup Holdings, Ltd.	254,000	364,975
Snap-on, Inc.	3,000	469,560
Total Industrial Machinery		834,535

Integrated Oil & Gas (2.87%)
Suncor Energy, Inc.	31,300	1,014,407

Internet & Direct Marketing Retail (1.04%)
Naspers, Ltd., Class N	1,600	369,500

IT Consulting & Other Services (3.92%)
Cognizant Technology Solutions Corp., Class A	19,150	1,387,418

Leisure Products (0.98%)
Photo-Me International PLC	334,000	347,145

Managed Health Care (3.88%)
UnitedHealth Group, Inc.	5,550	1,372,293

Mortgage REITs (3.36%)
Arbor Realty Trust, Inc.	91	1,180
Blackstone Mortgage Trust, Inc., Class A	150	5,184
Great Ajax Corp.	53,600	736,464

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2019	13

Seven Canyons Strategic Income Fund	Portfolio of Investments

March 31, 2019 (Unaudited)

	Shares	Value (Note 2)
Mortgage REITs (continued)
Starwood Property Trust, Inc.	20,000	$447,000
Total Mortgage REITs		1,189,828

Movies & Entertainment (0.00%)
Walt Disney Co.	1	65

Oil & Gas Storage & Transportation (3.89%)
Golar LNG Partners LP	25,000	322,750
Magellan Midstream Partners LP	17,371	1,053,204
Total Oil & Gas Storage & Transportation		1,375,954

Packaged Foods & Meats (1.00%)
Grupo Herdez SAB de CV	159,000	354,121

Personal Products (0.87%)
Herbalife Nutrition, Ltd.(b)	5,800	307,342

Pharmaceuticals (1.97%)
CSPC Pharmaceutical Group, Ltd.	218,000	405,455
Hypera SA	44,000	291,059
Total Pharmaceuticals		696,514

Railroads (3.23%)
Canadian National Railway Co.	12,767	1,142,901

Retail REITs (1.96%)
Simon Property Group, Inc.	3,800	692,398

Semiconductor Equipment (1.59%)
BE Semiconductor Industries NV	13,855	368,653
Micro-Mechanics Holdings, Ltd.	155,000	194,429
Total Semiconductor Equipment		563,082

Semiconductors (4.11%)
Microchip Technology, Inc.	8,300	688,568
QUALCOMM, Inc.	3,500	199,605
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	13,815	565,862
Total Semiconductors		1,454,035

Specialty Stores (1.05%)
Tractor Supply Co.	3,800	371,488

See Notes to Financial Statements.

14	www.sevencanyonsadvisors.com

Seven Canyons Strategic Income Fund	Portfolio of Investments

March 31, 2019 (Unaudited)

		Value
	Shares	(Note 2)
Trading Companies & Distributors (1.41%)
MSC Industrial Direct Co., Inc., Class A	6,000	$496,260
Triton International, Ltd.	100	3,110
Total Trading Companies & Distributors		499,370

Transport-Services (0.90%)
Jetpak Top Holding AB(b)	68,000	317,608

Wireless Telecommunication Services (0.60%)
Safaricom PLC	782,800	213,950

TOTAL COMMON STOCKS (Cost $29,629,253)		34,079,173

MUTUAL FUND (1.00%)
Invesco Dynamic Pharmaceuticals ETF	5,400	351,918

TOTAL MUTUAL FUND (Cost $353,644)		351,918

RIGHTS (0.10%)
Personal Products (0.10%)
Herbalife Nutrition, Ltd.(c)(d)(e)(f)(g)	14,761	34,393

TOTAL RIGHTS (Cost $–)		34,393

			Value
	7 Day Yield	Shares	(Note 2)
SHORT TERM INVESTMENT (2.45%)
State Street Institutional US Government Money Market Fund	2.293%	867,935	867,935
			867,935

TOTAL SHORT TERM INVESTMENT (Cost $867,935)			867,935

TOTAL INVESTMENTS (99.81%) (Cost $30,850,832)			$35,333,419

OTHER ASSETS IN EXCESS OF LIABILITIES (0.19%)			68,406

NET ASSETS (100.00%)			$35,401,825

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2019	15

Seven Canyons Strategic Income Fund	Portfolio of Investments

March 31, 2019 (Unaudited)

(a)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of March 31, 2019, the market value of those securities was $586,512 representing 1.66% of net assets.
(b)	Non-income producing security.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $809,850, representing 2.29% of net assets.
(d)	Fair valued security under the procedures approved by the Fund’s Board of Trustees.
(e)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as Level 3 assets. See also note 2 to the financial statements for additional information.
(f)	Security deemed to be restricted as of March 31, 2019. As of March 31, 2019, the market value of restricted securities in the aggregate was $809,850, representing 2.29% of the Fund’s net assets. Additional information on restricted securities can be found in the Notes to Quarterly Portfolio of Investments.
(g)	Security deemed to be illiquid under the procedures approved by the Fund’s Board of Trustees. As of March 31, 2019, the market value of illiquid securities in the aggregate was $809,850, representing 2.29% of the Fund’s net assets.

See Notes to Financial Statements.

16	www.sevencanyonsadvisors.com

Seven Canyons Strategic Income Fund	Portfolio of Investments

March 31, 2019 (Unaudited)

At March 31, 2019, Seven Canyons Strategic Income Fund's investments, excluding short-term investments, were in the following countries:

Country	% of Net Assets
Argentina	0.8
Bermuda	0.0(a)
Brazil	0.8
Canada	6.3
China	1.2
Colombia	1.2
Georgia	1.1
Great Britain	4.1
India	1.0
Indonesia	3.0
Ireland	1.1
Japan	1.1
Kazakhstan	0.5
Kenya	0.6
Mexico	3.0
Netherlands	1.1
New Zealand	1.1
Philippines	2.2
Poland	0.8
Romania	0.6
Russia	1.1
Singapore	0.6
South Africa	2.1
Sweden	0.9
Taiwan	1.6
Turkey	0.9
United States	61.2
100.0

(a)	Less than .005%.

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2019	17

Seven Canyons World Innovators Fund	Portfolio of Investments

March 31, 2019 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (75.12%)
Aerospace & Defense (2.19%)
Avon Rubber PLC	169,189	$2,864,684

Agricultural Products (0.44%)
BISI International Tbk PT	5,700,000	574,403

Airport Services (0.00%)
AGP Corp.	300	1,962

Alternative Carriers (2.34%)
Gamma Communications PLC	240,710	3,066,156

Apparel, Accessories & Luxury Goods (1.61%)
Levi Strauss & Co.(a)	60,000	1,413,000
Mavi Giyim Sanayi Ve Ticaret AS(b)(c)	100,000	691,597
Total Apparel, Accessories & Luxury Goods		2,104,597

Application Software (3.77%)
eGain Corp.(a)	159,281	1,664,487
Miroku Jyoho Service Co., Ltd.	55,000	1,409,862
PCA Corp.	20,000	529,820
Silverlake Axis, Ltd.	1,650,000	657,443
Tracsis PLC	80,000	666,855
Total Application Software		4,928,467

Biotechnology (3.98%)
Abcam PLC	319,000	4,715,718
Bioventix PLC	10,000	494,931
Total Biotechnology		5,210,649

Broadcasting (0.66%)
Surya Citra Media Tbk PT	7,395,500	859,519

Computer & Electronics Retail (1.89%)
GAME Digital PLC(a)(d)	7,200,000	2,480,387

Construction Machinery & Heavy Trucks (0.50%)
Morita Holdings Corp.	40,000	656,862

Consumer Electronics (0.49%)
Roku, Inc.(a)	10,000	645,100

See Notes to Financial Statements.

18	www.sevencanyonsadvisors.com

Seven Canyons World Innovators Fund	Portfolio of Investments

March 31, 2019 (Unaudited)

	Shares	Value (Note 2)
Data Processing & Outsourced Services (2.05%)
My EG Services Bhd	4,068,500	$1,405,165
Pagseguro Digital, Ltd., Class A(a)	43,000	1,283,550
Total Data Processing & Outsourced Services		2,688,715

Distillers & Vintners (0.59%)
Becle SAB de CV	500,000	767,378

Electrical Components & Equipment (0.16%)
FineTek Co., Ltd.	75,000	210,250

Electronic Equipment & Instruments (1.49%)
Catapult Group International, Ltd.(a)	1,941,126	1,295,599
Eroad, Ltd.(a)	360,152	657,306
Total Electronic Equipment & Instruments		1,952,905

Financial Exchanges & Data (1.39%)
Infront ASA	684,658	1,825,765

Food Retail (0.68%)
BIM Birlesik Magazalar AS	65,000	888,351

Health Care Equipment (6.41%)
Ambu A/S, Class B	25,000	661,493
BioMerieux	37,000	3,058,901
DiaSorin SpA	42,000	4,226,082
Mizuho Medy Co., Ltd.	8,000	197,780
Surgical Innovations Group PLC(a)	5,400,000	249,680
Total Health Care Equipment		8,393,936

Health Care Facilities (3.70%)
Japan Animal Referral Medical Center Co., Ltd.(a)	130,000	3,284,310
Medikaloka Hermina Tbk PT(a)(c)	2,800,000	666,573
Mitra Keluarga Karyasehat Tbk PT(a)(c)	6,499,700	890,057
Total Health Care Facilities		4,840,940

Health Care Services (1.03%)
Integrated Diagnostics Holdings PLC(b)(c)	291,891	1,342,699

Health Care Supplies (4.03%)
Advanced Medical Solutions Group PLC	700,000	2,885,579
Eiken Chemical Co., Ltd.	2,100	49,379

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2019	19

Seven Canyons World Innovators Fund	Portfolio of Investments

March 31, 2019 (Unaudited)

	Shares	Value (Note 2)
Health Care Supplies (continued)
Ypsomed Holding AG	18,245	$2,336,166
Total Health Care Supplies		5,271,124

Health Care Technology (2.98%)
Computer Programs & Systems, Inc.	131,500	3,904,235

Home Improvement Retail (0.46%)
Italtile, Ltd.	643,393	601,979

Industrial Machinery (1.51%)
Grupo Rotoplas SAB de CV	520,000	543,837
Skellerup Holdings, Ltd.	1,000,000	1,436,910
Total Industrial Machinery		1,980,747

Interactive Home Entertainment (7.66%)
Electronic Arts, Inc.(a)	38,000	3,861,940
Nintendo Co., Ltd.	17,000	4,840,928
Take-Two Interactive Software, Inc.(a)	14,000	1,321,180
Total Interactive Home Entertainment		10,024,048

IT Consulting & Other Services (0.49%)
TechMatrix Corp.	38,700	646,338

Leisure Facilities (0.40%)
Goals Soccer Centres PLC(a)	1,492,500	528,743

Leisure Products (2.28%)
Bandai Namco Holdings, Inc.	32,000	1,498,511
Photo-Me International PLC	1,427,659	1,483,845
Total Leisure Products		2,982,356

Life Sciences Tools & Services (4.39%)
BBI Life Sciences Corp.(c)	2,185,500	687,671
Horizon Discovery Group PLC(a)	1,019,600	1,978,688
Tecan Group AG	13,035	3,073,681
Total Life Sciences Tools & Services		5,740,040

Movies & Entertainment (5.19%)
AFC Ajax NV(a)	100,000	1,906,976
Borussia Dortmund GmbH & Co. KGaA	300,000	2,756,140
OL Groupe SA(a)	269,465	885,658

See Notes to Financial Statements.

20	www.sevencanyonsadvisors.com

Seven Canyons World Innovators Fund	Portfolio of Investments

March 31, 2019 (Unaudited)

	Shares	Value (Note 2)
Movies & Entertainment (continued)
Spotify Technology SA(a)	9,000	$1,249,200
Total Movies & Entertainment		6,797,974

Packaged Foods & Meats (2.04%)
Grupo Herdez SAB de CV	1,200,000	2,672,608

Pharmaceuticals (2.79%)
Benchmark Holdings PLC(a)	272,500	181,008
Merck KGaA	25,000	2,850,648
Ouro Fino Saude Animal Participacoes SA	77,000	614,568
Total Pharmaceuticals		3,646,224

Publishing (2.01%)
New York Times Co.	80,000	2,628,000

Wireless Telecommunication Services (3.52%)
Safaricom PLC	3,135,000	856,838
Sarana Menara Nusantara Tbk PT	68,000,000	3,748,595
Total Wireless Telecommunication Services		4,605,433

TOTAL COMMON STOCKS (Cost $91,028,866)		98,333,574

LIMITED PARTNERSHIP INTEREST (0.13%)
Greenspring Global Partners II LP(a)(b)(e)(f)(g)	1	167,281

TOTAL LIMITED PARTNERSHIP INTEREST (Cost $211,184)		167,281

RIGHTS (0.03%)
Personal Products (0.03%)
Herbalife Nutrition, Ltd.(a)(b)(e)(f)(g)(h)	19,023	44,324

TOTAL RIGHTS (Cost $–)		44,324

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2019	21

Seven Canyons World Innovators Fund	Portfolio of Investments

March 31, 2019 (Unaudited)

	7 Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENT (22.28%)
State Street Institutional US Government Money Market Fund	2.293%	29,162,210	29,162,210
			29,162,210

TOTAL SHORT TERM INVESTMENT (Cost $29,162,210)			29,162,210

TOTAL INVESTMENTS (97.56%) (Cost $120,402,260)			$127,707,389

OTHER ASSETS IN EXCESS OF LIABILITIES (2.44%)			3,197,517

NET ASSETS (100.00%)			$130,904,906

(a)	Non-income producing security.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $2,245,901, representing 1.72% of net assets.
(c)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of March 31, 2019, the market value of those securities was $4,278,597 representing 3.27% of net assets.
(d)	Affiliated Company. See Note 9 in Notes to Financial Statements.
(e)	Fair valued security under the procedures approved by the Fund’s Board of Trustees.
(f)	Security deemed to be restricted as of March 31, 2019. As of March 31, 2019, the market value of restricted securities in the aggregate was $211,605, representing 0.16% of the Fund’s net assets. Additional information on restricted securities can be found in the Notes to Quarterly Portfolio of Investments.
(g)	Security deemed to be illiquid under the procedures approved by the Fund’s Board of Trustees. As of March 31, 2019, the market value of illiquid securities in the aggregate was $211,605, representing 0.16% of the Fund’s net assets.
(h)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as Level 3 assets. See also note 2 to the financial statements for additional information.

See Notes to Financial Statements.

22	www.sevencanyonsadvisors.com

Seven Canyons World Innovators Fund	Portfolio of Investments

March 31, 2019 (Unaudited)

At March 31, 2019, Seven Canyons World Innovators Fund’s investments, excluding short-term investments, were in the following countries:

Country	% of Net Assets
Australia	1.3
Brazil	1.9
China	0.7
Denmark	0.7
Egypt	1.4
France	4.0
Germany	5.7
Great Britain	21.9
Indonesia	6.8
Italy	4.3
Japan	13.3
Kenya	0.9
Malaysia	1.4
Mexico	4.0
Netherlands	1.9
New Zealand	2.1
Norway	1.9
Singapore	0.7
South Africa	0.6
Sweden	1.3
Switzerland	5.5
Taiwan	0.2
Turkey	1.6
United States	15.9
100.0

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2019	23

Seven Canyons Advisors	Statements of Assets and Liabilities

March 31, 2019 (Unaudited)

	SEVEN CANYONS STRATEGIC INCOME FUND	SEVEN CANYONS WORLD INNOVATORS FUND
ASSETS:
Investments, at value (Cost $30,850,832 and $117,394,554)	$35,333,419	$125,227,002
Investments in affiliates, at value (Cost $– and $3,007,706)	–	2,480,387
Cash and cash equivalents	–	55,783
Foreign currency, at value (Cost $12,711 and $70,777, respectively)	12,732	70,771
Receivable for investments sold	157,227	4,777,139
Receivable for shares sold	141,955	62,283
Dividends and interest receivable	47,517	222,062
Other assets	21,113	26,069
Total Assets	35,713,963	132,921,496

LIABILITIES:
Payable to custodian	65,080	–
Payable for administration and transfer agency fees	27,758	92,519
Payable for investments purchased	69,529	1,611,564
Payable for shares redeemed	121,062	113,552
Payable to adviser	15,526	164,312
Payable for printing	517	4,637
Payable for professional fees	11,661	16,829
Payable to Chief Compliance Officer fees	507	2,771
Accrued expenses and other liabilities	498	10,406
Total Liabilities	312,138	2,016,590
NET ASSETS	$35,401,825	$130,904,906

NET ASSETS CONSIST OF:
Paid-in capital (Note 5)	$32,086,725	$124,596,417
Total distributable earnings	3,315,100	6,308,489
NET ASSETS	$35,401,825	$130,904,906

See Notes to Financial Statements.

24	www.sevencanyonsadvisors.com

Seven Canyons Advisors	Statements of Assets and Liabilities

March 31, 2019 (Unaudited)

	SEVEN CANYONS STRATEGIC INCOME FUND	SEVEN CANYONS WORLD INNOVATORS FUND
PRICING OF SHARES
Investor Class:
Net Asset Value, offering and redemption price per share	$12.03	$16.09
Net Assets	$35,401,825	$124,615,758
Shares of beneficial interest outstanding	2,943,996	7,743,344
Institutional Class:
Net Asset Value, offering and redemption price per share	N/A	$16.29
Net Assets	N/A	$6,289,148
Shares of beneficial interest outstanding	N/A	386,116

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2019	25

Seven Canyons Advisors	Statements of Operations

For the Six Months Ended March 31, 2019 (Unaudited)

	SEVEN CANYONS STRATEGIC INCOME FUND	SEVEN CANYONS WORLD INNOVATORS FUND
INVESTMENT INCOME:
Dividends from unaffiliated issuers	$574,497	$982,013
Foreign taxes withheld	(15,521)	(64,701)
Total Investment Income	558,976	917,312

EXPENSES:
Investment advisory fees (Note 6)	125,171	1,016,520
Administration fees	23,089	83,903
Custody fees	8,303	31,524
Legal fees	1,254	4,927
Audit and tax fees	9,972	9,972
Transfer agent fees	40,862	126,113
Trustees fees and expenses	1,610	6,319
Registration and filing fees	4,004	10,668
Printing fees	1,067	7,787
Chief Compliance Officer fees	4,054	15,892
Insurance fees	24	90
Repayment of previously waived fees
Institutional Class	–	2,250
Other expenses	2,402	3,986
Total Expenses	221,812	1,319,951
Less fees waived/reimbursed by investment adviser (Note 6)
Investor Class	(52,040)	(128,801)
Institutional Class	–	(13,103)
Total fees waived/reimbursed by investment adviser (Note 6)	(52,040)	(141,904)
Net Expenses	169,772	1,178,047
NET INVESTMENT INCOME/(LOSS)	389,204	(260,735)

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:
Net realized gain/(loss) on:
Affiliated Investments	–	(846,957)
Unaffiliated Investments	93,485	3,824,001
Foreign currency transactions	(14,194)	(137,312)
Net realized gain	79,291	2,839,732
Change in unrealized appreciation/(depreciation) on:
Unaffiliated Investments	(2,399,949)	(14,344,343)
Affiliated Investments	–	111,781
Translation of asset and liabilities denominated in foreign currency	(373)	341
Net change	(2,400,322)	(14,232,221)

See Notes to Financial Statements.

26	www.sevencanyonsadvisors.com

Seven Canyons Advisors	Statements of Operations

For the Six Months Ended March 31, 2019 (Unaudited)

	SEVEN CANYONS STRATEGIC INCOME FUND	SEVEN CANYONS WORLD INNOVATORS FUND
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND FOREIGN CURRENCY	(2,321,031)	(11,392,489)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,931,827)	$(11,653,224)

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2019	27

Seven Canyons
Strategic Income Fund	Statements of Changes in Net Assets

	For the Six Months Ended March 31, 2019 (Unaudited)	For the Year Ended September 30, 2018 (a)
OPERATIONS:
Net investment income	$389,204	$862,493
Net realized gain on investments	79,291	4,715,250
Net change in unrealized depreciation on investments	(2,400,322)	(318,885)
Net increase/(decrease) in net assets resulting from operations	(1,931,827)	5,258,858

DISTRIBUTIONS TO SHAREHOLDERS
Investor Class	(310,595)	(1,098,927)
Total distributions	(310,595)	(1,098,927)

BENEFICIAL SHARE TRANSACTIONS (Note 5):
Investor Class
Shares sold	1,135,185	16,148,550
Dividends reinvested	304,352	1,082,568
Shares redeemed	(3,413,550)	(26,818,552)
Redemption fees	366	695
Net decrease from beneficial share transactions	(1,973,647)	(9,586,739)
Net decrease in net assets	(4,216,069)	(5,426,808)

NET ASSETS:
Beginning of period	39,617,894	45,044,702
End of period	$35,401,825	$39,617,894

(a)	Effective September 10, 2018, the Seven Canyons Strategic Income Fund merged into the ALPS Series Trust. The Fund was previously advised by Wasatch Advisors, Inc., and was recognized as the Wasatch Strategic Income Fund.

See Notes to Financial Statements.

28	www.sevencanyonsadvisors.com

Seven Canyons
World Innovators Fund	Statements of Changes in Net Assets

	For the Six Months Ended March 31, 2019 (Unaudited)	For the Year Ended September 30, 2018 (a)
OPERATIONS:
Net investment loss	$(260,735)	$(1,317,710)
Net realized gain on investments	2,839,732	40,070,906
Net change in unrealized depreciation on investments	(14,232,221)	(13,956,881)
Net increase/(decrease) in net assets resulting from operations	(11,653,224)	24,796,315

DISTRIBUTIONS TO SHAREHOLDERS
Investor Class	(29,476,916)	(27,785,763)
Institutional Class	(1,390,437)	(635,561)
Total distributions	(30,867,353)	(28,421,324)

BENEFICIAL SHARE TRANSACTIONS (Note 5):
Investor Class
Shares sold	3,619,080	41,810,867
Dividends reinvested	28,546,551	27,070,171
Shares redeemed	(20,290,288)	(102,936,752)
Redemption fees	279	12,022
Net increase/(decrease) from beneficial share transactions	11,875,622	(34,043,692)
Institutional Class
Shares sold	1,896,389	4,386,142
Dividends reinvested	1,301,695	621,806
Shares redeemed	(2,996,476)	(848,095)
Redemption fees	547	–
Net increase from beneficial share transactions	202,155	4,159,853
Net decrease in net assets	(30,442,800)	(33,508,848)

NET ASSETS:
Beginning of period	161,347,706	194,856,554
End of period	$130,904,906	$161,347,706

(a)	Effective September 10, 2018, the Seven Canyons World Innovators Fund merged into the ALPS Series Trust. The Fund was previously advised by Wasatch Advisors, Inc., and was recognized as the Wasatch Strategic Income Fund.

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2019	29

Seven Canyons
Strategic Income Fund – Investor Class	Financial Highlights

For a Share Outstanding Throughout the Years Presented

NET ASSET VALUE, BEGINNING OF PERIOD

INCOME/(LOSS) FROM OPERATIONS:
Net investment income(b)
Net realized and unrealized gain/(loss) on investments
Total from investment operations

LESS DISTRIBUTIONS:
From net investment income
From net realized gains on investments
Tax return of capital
Total Distributions
REDEMPTION FEES
NET INCREASE/(DECREASE) IN NET ASSET VALUE
NET ASSET VALUE, END OF PERIOD

TOTAL RETURN(d)

SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)

RATIOS TO AVERAGE NET ASSETS
Operating expenses excluding reimbursement/waiver
Operating expenses including reimbursement/waiver
Net investment income including reimbursement/waiver

PORTFOLIO TURNOVER RATE(f)

See Notes to Financial Statements.

30	www.sevencanyonsadvisors.com

Seven Canyons Strategic Income Fund – Investor Class	Financial Highlights

For a Share Outstanding Throughout the Years Presented

For the Six Months Ended March 31, 2019 (Unaudited)		For the Year Ended September 30, 2018(a)	For the Year Ended September 30, 2017	For the Year Ended September 30, 2016	For the Year Ended September 30, 2015	For the Year Ended September 30, 2014
$12.74		$11.78	$10.62	$10.49	$12.63	$11.08

0.13		0.21	0.16	0.26	0.30	0.32
(0.74)		1.04	1.12	0.49	(1.38)	1.74
(0.61)		1.25	1.28	0.75	(1.08)	2.06

(0.10)		(0.29)	(0.12)	(0.23)	(0.44)	(0.35)
–		–	–	(0.35)	(0.62)	(0.16)
–		–	–	(0.04)	–	–
(0.10)		(0.29)	(0.12)	(0.62)	(1.06)	(0.51)
0.00	(c)	0.00 (c)	–	–	–	–
(0.71)		0.96	1.16	0.13	(2.14)	1.55
$12.03		$12.74	$11.78	$10.62	$10.49	$12.63

(4.69%)		10.71%	12.09%	7.38%	(9.54%)	18.94%

$35,402		$39,618	$45,045	$55,112	$88,661	$94,958

1.24	%(e)	1.08%	1.10%	1.04%	0.95%	0.96%
0.95	%(e)	0.95%	0.95%	0.95%	0.95%	0.95%
2.18	%(e)	1.71%	1.12%	2.50%	2.51%	2.59%

34%		72%	34%	45%	78%	69%

(a)	Effective September 10, 2018, the Seven Canyons Strategic Income Fund merged into the ALPS Series Trust. The Fund was previously advised by Wasatch Advisors, Inc., and was recognized as the Wasatch Strategic Income Fund.
(b)	Calculated using the average shares method.
(c)	Less than $0.005 per share.

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2019	31

Seven Canyons
Strategic Income Fund – Investor Class	Financial Highlights

For a Share Outstanding Throughout the Years Presented

(d)	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(e)	Annualized.
(f)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

32	www.sevencanyonsadvisors.com

Page Intentionally Left Blank

Seven Canyons
World Innovators Fund – Investor Class	Financial Highlights

For a Share Outstanding Throughout the Years Presented

NET ASSET VALUE, BEGINNING OF PERIOD

INCOME/(LOSS) FROM OPERATIONS:
Net investment loss(b)
Net realized and unrealized gain/(loss) on investments
Total from investment operations

LESS DISTRIBUTIONS:
From net realized gains on investments
Total Distributions
REDEMPTION FEES
NET INCREASE/(DECREASE) IN NET ASSET VALUE
NET ASSET VALUE, END OF PERIOD

TOTAL RETURN(d)

SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)

RATIOS TO AVERAGE NET ASSETS
Operating expenses excluding reimbursement/waiver
Operating expenses including reimbursement/waiver
Net investment income including reimbursement/waiver

PORTFOLIO TURNOVER RATE(f)

See Notes to Financial Statements.

34	www.sevencanyonsadvisors.com

Seven Canyons
World Innovators Fund – Investor Class	Financial Highlights

For a Share Outstanding Throughout the Years Presented

For the Six Months Ended March 31, 2019 (Unaudited)		For the Year Ended September 30, 2018(a)	For the Year Ended September 30, 2017	For the Year Ended September 30, 2016	For the Year Ended September 30, 2015	For the Year Ended September 30, 2014
$22.59		$22.75	$19.32	$20.17	$22.62	$23.15

(0.04)		(0.14)	(0.13)	(0.12)	(0.21)	(0.24)
(1.93)		3.30	4.26	1.90	0.30	0.91
(1.97)		3.16	4.13	1.78	0.09	0.67

(4.53)		(3.32)	(0.70)	(2.63)	(2.54)	(1.20)
(4.53)		(3.32)	(0.70)	(2.63)	(2.54)	(1.20)
0.00	(c)	0.00 (c)	–	–	–	–
(6.50)		(0.16)	3.43	(0.85)	(2.45)	(0.53)
$16.09		$22.59	$22.75	$19.32	$20.17	$22.62

(6.44%)		14.77%	22.23%	8.97%	0.32%	2.69%

$124,616		$153,187	$191,021	$193,826	$186,272	$253,311

1.95	%(e)	1.82%	1.83%	1.78%	1.76%	1.73%
1.75	%(e)	1.81%	1.83%	1.78%	1.76%	1.73%
(0.43	%)(e)	(0.65%)	(0.57%)	(0.66%)	(0.76%)	(0.89%)

71%		159%	91%	112%	100%	111%

(a)	Effective September 10, 2018, the Seven Canyons World Innovators Fund merged into the ALPS Series Trust. The Fund was previously advised by Wasatch Advisors, Inc., and was recognized as the Wasatch Strategic Income Fund.
(b)	Calculated using the average shares method.
(c)	Less than $0.005 per share.
(d)	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(e)	Annualized.
(f)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2019	35

Seven Canyons

World Innovators Fund – Institutional Class	Financial Highlights

For a Share Outstanding Throughout the Years Presented

NET ASSET VALUE, BEGINNING OF PERIOD

INCOME/(LOSS) FROM OPERATIONS:
Net investment income/(loss)(b)
Net realized and unrealized gain/(loss) on investments
Total from investment operations

LESS DISTRIBUTIONS:
From net realized gains on investments
Total Distributions
REDEMPTION FEES
NET INCREASE/(DECREASE) IN NET ASSET VALUE
NET ASSET VALUE, END OF PERIOD

TOTAL RETURN(d)

SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)

RATIOS TO AVERAGE NET ASSETS
Operating expenses excluding reimbursement/waiver
Operating expenses including reimbursement/waiver
Net investment income including reimbursement/waiver

PORTFOLIO TURNOVER RATE(f)

See Notes to Financial Statements.

36	www.sevencanyonsadvisors.com

Seven Canyons

World Innovators Fund – Institutional Class	Financial Highlights

For a Share Outstanding Throughout the Years Presented

For the Six Months Ended March 31, 2019 (Unaudited)		For the Year Ended September 30, 2018(a)	For the Year Ended September 30, 2017	For the Period Ended September 30, 2016
$22.78		$22.87	$19.36	$17.54

(0.02)		(0.05)	(0.09)	0.00	(c)
(1.94)		3.28	4.30	1.82
(1.96)		3.23	4.21	1.82

(4.53)		(3.32)	(0.70)	–
(4.53)		(3.32)	(0.70)	–
0.00	(c)	–	–	–
(6.49)		(0.09)	3.51	1.82
$16.29		$22.78	$22.87	$19.36

(6.32%)		15.03%	22.55%	10.38%

$6,289		$8,160	$3,836	$5,977

1.96	%(e)	2.05%	2.22%	3.69	%(e)
1.55	%(e)	1.55%	1.55%	1.55	%(e)
(0.22	%)(e)	(0.23%)	(0.29%)	0.01	%(e)

71%		159%	91%	112%

(a)	Effective September 10, 2018, the Seven Canyons World Innovators Fund merged into the ALPS Series Trust. The Fund was previously advised by Wasatch Advisors, Inc., and was recognized as the Wasatch Strategic Income Fund.
(b)	Calculated using the average shares method.
(c)	Less than $0.005 per share.
(d)	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(e)	Annualized.
(f)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2019	37

Seven Canyons Advisors	Notes to Financial Statements

March 31, 2019 (Unaudited)

1. ORGANIZATION

ALPS Series Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of multiple separate portfolios or series. This semi-annual report describes the Seven Canyons Strategic Income Fund and Seven Canyons World Innovators Fund (each individually the “Fund” or collectively the “Funds”). The Seven Canyons Strategic Income Fund’s primary investment objective is to capture current income and the Seven Canyons World Innovators Fund’s primary investment objective is long-term growth of capital. The Funds are each classified as diversified under the 1940 Act. The Seven Canyons Strategic Income Fund currently offers Investor Class shares and the Seven Canyons World Innovators Fund currently offers Investor Class and Institutional Class shares. Each share class has identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. The Board of Trustees (the “Board”) may establish additional funds and classes of shares at any time in the future without shareholder approval.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America for investment companies (“U.S. GAAP”). Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by each Fund in preparation of its financial statements.

Investment Valuation: Each Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day.

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

When such prices or quotations are not available, or when the Fair Value Committee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

38	www.sevencanyonsadvisors.com

Seven Canyons Advisors	Notes to Financial Statements

March 31, 2019 (Unaudited)

Fair Value Measurements: The Funds disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Funds’ investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly); and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2019:

SEVEN CANYONS STRATEGIC INCOME FUND

Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks
Diversified REITs	$399,000	–	$775,457	$1,174,457
Other	32,904,716	–	–	32,904,716
Mutual Fund	351,918	–	–	351,918
Rights	–	–	34,393	34,393
Short Term Investment	867,935	–	–	867,935
Total	$34,523,569	$–	$809,850	$35,333,419

Semi-Annual Report | March 31, 2019	39

Seven Canyons Advisors	Notes to Financial Statements

March 31, 2019 (Unaudited)

SEVEN CANYONS WORLD INNOVATORS FUND

Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	97,804,831	528,743	–	98,333,574
Limited Partnership Interest(a)	–	–	–	167,281
Rights	–	–	44,324	44,324
Short Term Investment	29,162,210	–	–	29,162,210
Total	$126,967,041	$528,743	$44,324	$127,707,389

*	For a detailed Industry breakdown, see the accompanying Portfolio of Investments.
(a)	Certain investments measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Portfolio of Investments.

Fund	Fair Value at 3/31/2019	Unfunded Commitments	Redemption Frequency (if currently eligible)	Redemption Notice Period
Seven Canyons World Innovators Fund
Limited Partnership Interest(a)	$167,281	$–	–	–

(a)	The fair value of this limited partnership interest has been estimated using the net asset value of the Fund’s Limited Partner Capital Account. This limited partnership interest can never be redeemed. Distributions from the limited partnership will be received as the underlying investments are liquidated. It is estimated that the underlying assets of the limited partnership will be liquidated over the next one to five years. The final purchase commitment was made on March 31, 2017 for Greenspring Global Partners II-B, L.P.

40	www.sevencanyonsadvisors.com

Seven Canyons Advisors	Notes to Financial Statements

March 31, 2019 (Unaudited)

The following is a reconciliation of assets in which Level 3 inputs were used in determining value:

Seven Canyons Strategic Income Fund	Common Stocks	Rights	Total
Balance as of September 30, 2018	$775,456	$50,926	$826,382
Change in Unrealized
Appreciation/(Depreciation)	1	(16,533)	(16,532)
Purchases	–	–	–
Transfer into Level 3	–	–	–
Transfer out of Level 3	–	–	–
Balance as of March 31, 2019	$775,457	$34,393	$809,850
Net change in unrealized appreciation/(depreciation) included in the Statements of Operations attributable to Level 3 investments held at March 31, 2019	$1	$(16,533)	$(16,532)

Seven Canyons World Innovators Fund	Rights	Total
Balance as of September 30, 2018	$65,629	$65,629
Change in Unrealized
Appreciation/(Depreciation)	(21,305)	(21,305)
Purchases	–	–
Transfer into Level 3	–	–
Transfer out of Level 3	–	–
Balance as of March 31, 2019	$44,324	$44,324
Net change in unrealized appreciation/(depreciation) included in the Statements of Operations attributable to Level 3 investments held at March 31, 2019	$(21,305)	$(21,305)

Quantitative information about Level 3 measurements as of March 31, 2019:

Seven Canyons Strategic Income Fund

Asset Class	Market Value	Valuation Technique(s)	Unobservable Input(s)(a)	Value/Range
Common Stock	$775,457	Last Trade	Last Trade	100%
Rights	$34,393	Probability of take out	Probability of take out	8%
		Premium of take out	Premium of take out	20%

Semi-Annual Report | March 31, 2019	41

Seven Canyons Advisors	Notes to Financial Statements

March 31, 2019 (Unaudited)

Seven Canyons World Innovators Fund

Asset Class	Market Value	Valuation Technique(s)	Unobservable Input(s)(a)	Value/Range
Rights	$44,324	Probability of take out	Probability of take out	8%
		Premium of take out	Premium of take out	20%

(a)	A change to the unobservable input may result in a significant change to the value of the investment as follows: A change to a multiple may affect the fair value of an investment. Generally, a decrease in this multiple will result in a decrease in the fair value of the investment.

Cash & Cash Equivalents: The Funds consider their investment in a Federal Deposit Insurance Corporation (FDIC) insured interest bearing account to be cash and cash equivalents. Cash and cash equivalents are valued at cost plus any accrued interest. The FDIC limit is $250,000. At various times throughout the year or period, the amount on deposit may exceed the FDIC limit and subject the Funds to a credit risk. The Funds do not believe that such deposits are subject to any unusual risk associated with investment activities.

Trust Expenses: Some expenses of the Trust can be directly attributed to a Fund. Expenses that cannot be directly attributed to a Fund are apportioned among all funds in the Trust based on average net assets of each fund, including Trustees’ fees and expenses.

Fund Expenses: Some expenses can be directly attributed to a Fund and are apportioned among the classes based on average net assets of each class.

Class Expenses: Expenses that are specific to a class of shares are charged directly to that share class.

Federal Income Taxes: The Funds comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and intend to distribute substantially all of their net taxable income and net capital gains, if any, each year so that it will not be subject to excise tax on undistributed income and gains. The Funds are not subject to income taxes to the extent such distributions are made.

As of and during the six month period ended March 31, 2019, the Funds did not have a liability for any unrecognized tax benefits in the accompanying financial statements. The Funds recognize interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of Operations. The Funds file U.S. federal, state and local income tax returns as required. The Funds’ tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. The Funds’ administrator has analyzed the Funds’ tax positions taken on federal and state income tax returns for all open tax years and has concluded that as of March 31, 2019, no provision for income tax is required in the Funds’ financial statements related to these tax positions.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date basis for financial reporting purposes). Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date, or for certain foreign securities, as soon as information is available to the Fund. Withholding taxes on foreign dividends are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statements of Operations. All of the realized and unrealized gains and losses and net investment income are allocated daily to each class in proportion to its average daily net assets.

42	www.sevencanyonsadvisors.com

Seven Canyons Advisors	Notes to Financial Statements

March 31, 2019 (Unaudited)

Foreign Securities: The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible re-evaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Currency Translation: Values of investments denominated in foreign currencies are converted into U.S. dollars using the current exchange rates each business day (generally 4:00 p.m. Eastern Time). Purchases and sales of investments and dividend income are translated into U.S. dollars using the current prevailing exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized gains or losses on securities is reflected as a component of such gains or losses. Transactions in foreign denominated assets may involve greater risks than domestic transactions.

Foreign Exchange Transactions: The Funds may enter into foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars. A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate, for settlement generally within two business days. The U.S. dollar value of the contracts is determined using current currency exchange rates supplied by a pricing service. The contract is marked-to-market daily for settlements beyond one day and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Distributions to Shareholders: The Funds normally pay dividends, if any, quarterly, and distribute capital gains, if any, on an annual basis. Income dividend distributions are derived from interest and other income a Fund receives from its investments, including short term capital gains. Long term capital gain distributions are derived from gains realized when a Fund sells a security it has owned for more than one year. The Funds may make additional distributions and dividends at other times if its investment advisor has determined that doing so may be necessary for the Fund to avoid or reduce taxes. Net investment income/(loss) and net realized gain/(loss) may differ for financial statement and tax purposes.

Restricted Securities: Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense, either upon demand by a fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid. The Funds will not incur any registration costs upon such resale. The Funds’ restricted securities are valued at the price provided by pricing services or dealers in the secondary market or, if no market prices are available, at the fair value price as determined by the Fund’s Adviser or pursuant to the Fund’s fair value policy, subject to oversight by the Board. The Funds have acquired certain securities, the sale of which is restricted under applicable provisions of the Securities Act of 1933 (the “Securities Act”). It is possible that the fair value price may differ significantly from the amount that may ultimately be realized in the near term, and the difference could be material. Refer to Note 8 (Restricted Securities) for more information regarding Rule 144A of the Securities Act.

Semi-Annual Report | March 31, 2019	43

Seven Canyons Advisors	Notes to Financial Statements

March 31, 2019 (Unaudited)

Repurchase Agreements: The Funds may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase and the fund to resell the obligation at an agreed upon price and time. The market value of the collateral must be at least equal at all times to the total amount of the repurchase obligation, including interest. Generally, in the event of counterparty default, the fund has the right to use the collateral to offset losses incurred.

3. TAX BASIS INFORMATION

Tax Basis of Distributions to Shareholders: The character of distributions made during the period from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain were recorded by the Funds. The amounts and characteristics of tax basis distributions are estimated at the time of distribution and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end. Accordingly, tax basis balances have not been determined as of the date of the semi-annual report.

The tax character of distributions paid by the Funds for the fiscal year ended September 30, 2018 were as follows:

	Ordinary Income	Long-Term Capital Gains
Seven Canyons Strategic Income Fund	$1,098,927	$–
Seven Canyons World Innovators Fund	2,887,529	25,533,795

44	www.sevencanyonsadvisors.com

Seven Canyons Advisors	Notes to Financial Statements

March 31, 2019 (Unaudited)

Unrealized Appreciation and Depreciation on Investments: As of March 31, 2019, the aggregate costs of investments, gross unrealized appreciation/(depreciation) and net unrealized appreciation for Federal tax purposes were as follows:

	Seven Canyons Strategic Income Fund	Seven Canyons World Innovators Fund
Gross unrealized appreciation (excess of value over tax cost)	$4,769,670	$8,323,633
Gross unrealized depreciation (excess of tax cost over value)	(3,282,137)	(15,965,724)
Net appreciation on foreign currency and derivatives	–	–
Net unrealized appreciation/(depreciation)	$1,487,533	$(7,642,091)
Cost of investments for income tax purposes	$31,960,756	$131,348,901

4. SECURITIES TRANSACTIONS

Purchases and sales of securities, excluding short-term securities, during the six month period ended March 31, 2019 were as follows:

	Purchases of Securities	Proceeds from Sales of Securities
Seven Canyons Strategic Income Fund	$11,676,752	$12,370,480
Seven Canyons World Innovators Fund	80,566,512	118,745,290

Semi-Annual Report | March 31, 2019	45

Seven Canyons Advisors	Notes to Financial Statements

March 31, 2019 (Unaudited)

5. BENEFICIAL SHARE TRANSACTIONS

The capitalization of the Trust consists of an unlimited number of shares of beneficial interest with no par value per share. Holders of the shares of the Funds have one vote for each share held and a proportionate fraction of a vote for each fractional share. All shares issued and outstanding are fully paid and are transferable and redeemable at the option of the shareholder. Shares have no pre-emptive rights. Neither the Funds nor any of their creditors have the right to require shareholders to pay any additional amounts solely because the shareholder owns the shares.

Shares redeemed within 60 days of purchase may incur a 2.00% redemption fee deducted from the redemption amount. For the six month period ended March 31, 2019, the redemption fees charged by the Fund, if any, are presented in the Statements of Changes in Net Assets.

Transactions in common shares were as follows:

	For the Six Months Ended March 31, 2019 (Unaudited)	For the Year Ended September 30, 2018

Seven Canyons Strategic Income Fund
Investor Class
Shares sold	96,823	1,342,592
Shares issued in reinvestment of distributions to shareholders	27,464	88,658
Shares redeemed	(290,620)	(2,144,223)
Net decrease in shares outstanding	(166,333)	(712,973)

Seven Canyons World Innovators Fund
Investor Class
Shares sold	213,837	1,881,378
Shares issued in reinvestment of distributions to shareholders	1,978,278	1,271,497
Shares redeemed	(1,230,797)	(4,766,873)
Net increase/(decrease) in shares outstanding	961,318	(1,613,998)
Institutional Class
Shares sold	111,653	200,017
Shares issued in reinvestment of distributions to shareholders	89,157	29,016
Shares redeemed	(172,998)	(38,497)
Net increase in shares outstanding	27,812	190,536

46	www.sevencanyonsadvisors.com

Seven Canyons Advisors	Notes to Financial Statements

March 31, 2019 (Unaudited)

6. MANAGEMENT AND RELATED PARTY TRANSACTIONS

Investment Advisory: Seven Canyons Advisors, LLC (the “Adviser”), subject to the authority of the Board, is responsible for the overall management and administration of the Funds’ business affairs. The Adviser manages the investments of the Funds in accordance with each Fund’s investment objective, policies and limitations and investment guidelines established jointly by the Adviser and the Board. Effective September 10, 2018, Seven Canyons became the Adviser to both Funds. Although the new Funds have different investment advisors, the portfolio manager(s) for the Funds and investment objectives are the same. The Funds also have substantially similar principal investment strategies and principal risks. Any shareholders that owned shares of the funds as of the close of business on June 29, 2018, voted to approve the new Seven Canyons Investment Advisory Agreements at the meeting. Under the new Agreements, the Advisor will provide advisory services to the Funds, subject to the oversight of the Board. The Funds’ Shareholder Meeting occurred on August 30, 2018 and all measures past.

Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser, the Seven Canyons Strategic Income Fund pays the Adviser an annual management fee of 0.70% based on the Fund’s average daily net assets, and the Seven Canyons World Innovators Fund pays the Adviser an annual management fee of 1.50% based on the Fund’s average daily net assets. The management fees are paid on a monthly basis. The Board may extend the Advisory Agreements for additional one-year term. The Board and shareholders of the Funds may terminate the Advisory Agreement upon 30 day written notice. The Adviser may terminate the Advisory Agreement upon 60 days’ written notice.

Pursuant to a fee waiver letter agreement (the “Fee Waiver Agreement”), the Adviser has contractually agreed to limit the amount of the Total Annual Fund Operating Expenses, exclusive of interest, dividend expense on short sales/interest expense, taxes, brokerage commissions, other investment related costs, acquired fund fees and expenses, and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of business, for the Seven Canyons Strategic Income Fund Investor Class shares and Seven Canyons World Innovators Fund Investor Class shares and Institutional Class shares, to 0.95%, 1.75% and 1.55%, respectively, of each Funds’ average daily net assets of each class of shares. The Fee Waiver Agreement is in effect through January 31, 2020. The Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through the Fee Waiver Agreement only to the extent that each Fund’s expenses in later periods do not exceed the lesser of: (1) the contractual expense limit in effect at the time the Adviser waives or limits the expenses; or (2) the contractual expense limit in effect at the time the Adviser seeks to recover the expenses; provided, however, that the Fund will not be obligated to reimburse any such expenses borne by the Adviser more than three years after the date on which the fee or expense was waived or limited or assumed and paid by the Adviser, as calculated on a monthly basis. The Adviser may not discontinue this waiver without the approval by the Trust’s Board. Fees waived or reimbursed for the six month period ended March 31, 2019 are disclosed in the Statements of Operations.

Semi-Annual Report | March 31, 2019	47

Seven Canyons Advisors	Notes to Financial Statements

March 31, 2019 (Unaudited)

As of March 31, 2019, the balance of recoupable expenses was as follows:

	Expiring in 2021	Expiring in 2022
Seven Canyons Strategic Income Fund	8,181	52,040
Seven Canyons World Innovators Fund	23,137	141,482

Prior to September 10, 2018, Wasatch Advisors, Inc. (“Wasatch”) served as the investment adviser to the Predecessor Funds pursuant to a prior investment advisory agreement between the Wasatch Funds Trust and Wasatch, under which Wasatch was entitled to receive an annual fee of 0.70% and 1.50% for Seven Canyons Strategic Income Fund and Seven Canyons World Innovators Fund, respectively, computed daily and paid monthly. Wasatch had contractually agreed to waive Its fees and/or reimburse certain Funds should a Fund’s operating expenses (exclusive of interest, dividend expense on short sales/interest expense, taxes, brokerage commissions, other investment related costs, acquired fund fees and expenses, and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of business), exceed an annual limitation of 0.95 % for Investor Class of the Seven Canyons Strategic Income Fund, and 1.95% and 1.55% for Investor Class and Institutional Class of the Seven Canyons World Innovators Fund, respectively. Wasatch was able to recover previously waived expenses through September 10, 2018.

Administrator: ALPS Fund Services, Inc. (“ALPS”) (an affiliate of ALPS Distributors, Inc.) serves as administrator to each Fund. The Funds have agreed to pay expenses incurred in connection with its administrative activities. Pursuant to the Administration, Bookkeeping and Pricing Services Agreement with the Trust, ALPS will provide operational services to each Fund including, but not limited to, fund accounting and fund administration, and will generally assist in the Funds’ operations. The Funds’ administration fee is accrued on a daily basis and paid monthly. The officers and an Interested Trustee of the Trust are employees of ALPS. Administration fees paid by each Fund for the six month period ended March 31, 2019 are disclosed in the Statements of Operations. ALPS is reimbursed by the Funds for certain out of pocket expenses.

Transfer Agent: ALPS serves as transfer agent for each Fund under a Transfer Agency Services Agreement with the Trust. Under this agreement, ALPS is paid an annual fee for services performed on behalf of the Funds plus fees for open accounts and is reimbursed for certain out-of-pocket expenses.

Compliance Services: Effective September 10, 2018, ALPS provides services as each Fund’s Chief Compliance Officer to monitor and test the policies and procedures of the Funds’ in conjunction with requirements under Rule 38a-1 of the 1940 Act pursuant to a Chief Compliance Officer Services Agreement with the Trust. Under this agreement, ALPS is paid an annual fee for services performed on behalf of the Funds and is reimbursed for certain out-of-pocket expenses.

Distribution: ALPS Distributors, Inc. (the “Distributor”) (an affiliate of ALPS) acts as the principal underwriter of the Funds’ shares pursuant to a Distribution Agreement with the Trust. Shares of the Funds are offered on a continuous basis through the Distributor, as agent of the Funds. The Distributor is not obligated to sell any particular amount of shares and is not entitled to any compensation for its services as the Funds’ principal underwriter pursuant to the Distribution Agreement.

48	www.sevencanyonsadvisors.com

Seven Canyons Advisors	Notes to Financial Statements

March 31, 2019 (Unaudited)

7. TRUSTEES

As of March 31, 2019, there were four Trustees, three of whom are not “interested persons” (as defined in the 1940 Act) of the Trust (the “Independent Trustees”). Effective October 1, 2018, the Independent Trustees of the Trust will receive a quarterly retainer of $8,000, plus $4,000 for each regular Board or Committee meeting attended and $2,000 for each special telephonic or in-person Board or Committee meeting attended. Additionally, the Audit Committee Chair will receive a quarterly retainer of $1,250 and the Independent Chair will receive a quarterly retainer of $2,500. Previously, the Independent Trustees of the Trust received a quarterly retainer of $6,000, plus $4,000 for each regular Board or Committee meeting attended and $2,000 for each special telephonic or in-person Board or Committee meeting attended. Additionally, the Audit Committee Chair received a quarterly retainer of $1,250 and the Independent Chair received a quarterly retainer of $2,500. The Independent Trustees are also reimbursed for all reasonable out-of-pocket expenses relating to attendance at meetings.

8. RESTRICTED SECURITIES

The Funds may own investments that were purchased through private placement transactions or under Rule 144A of the Securities Act of 1933 (the “Securities Act”) and cannot be sold without prior registration under the Securities Act or may be limited due to certain restrictions. These securities are generally deemed to be illiquid and are valued at fair value as determined by a designated Pricing Committee of the Advisor (“Pricing Committee”), comprised of personnel of the Adviser, with oversight by the Board and in accordance with Board-approved Pricing Policies and Procedures. If and when such securities are registered, the costs of registering such securities are paid by the issuer. At March 31, 2019, the Funds held the following restricted securities:

Fund	Security Type	Acquisition Date	Cost	Fair Value	% of Net Assets
Seven Canyons Strategic Income Fund
Herbalife Nutrition, Ltd.	Rights	10/13/17	$–	$34,393	0.10%
Star Asia Capital Corp.	Common Stocks	2/22/07-5/11/15	572,597	775,457	2.19%
			$572,597	$809,850	2.29%

Seven Canyons World Innovators Fund
Greenspring Global Partners II LP	Limited Partnership Interest	10/10/13- 3/31/17	$211,184	$167,281	0.13%
Herbalife Nutrition, Ltd.	Rights	10/13/17	–	44,324	0.03%
			$211,184	$211,605	0.16%

Semi-Annual Report | March 31, 2019	49

Seven Canyons Advisors	Notes to Financial Statements

March 31, 2019 (Unaudited)

Restricted securities under Rule 144a, including the aggregate value and percentage of net assets of each Fund, have been identified in the Portfolios of Investments.

9. TRANSACTIONS WITH AFFILIATES

If a Fund’s holding represents ownership of 5% or more of the voting securities of a company, the company is deemed to be an affiliate as defined by the 1940 Act. The following Funds conducted transactions during the six month period ended March 31, 2019 with an “affiliated company” as so defined:

World Innovators Fund

Security Name	Share Balance as of September 30, 2018	Purchases	Sales	Share Balance as of March 31, 2019	Market Value as of March 31, 2019	Dividends	Change in Unrealized Gain (Loss)	Realized Gain/Loss
GAME Digital PLC	11,300,000	–	(4,100,000)	7,200,000	$2,480,387	$–	$111,781	$(846,957)
					$2,480,387	$–	$111,781	$(846,957)

10. INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that may contain general indemnification clauses which may permit indemnification to the extent permissible under applicable law. The Trust’s maximum exposure under these arrangements is unknown, as such exposure would involve future claims that may be made against the Trust that have not yet occurred.

11. RECENT ACCOUNTING PRONOUNCEMENTS

In August 2018, the FASB issued ASU 2018-13, which changes the fair value measurement disclosure requirements of FASB ASC Topic 820, Fair Value Measurement. The update to Topic 820 includes new, eliminated, and modified disclosure requirements. ASU 2018-13 is effective for fiscal years beginning after December 15, 2019, including interim periods. Early adoption is permitted for any eliminated or modified disclosures. The Funds have elected to early adopt the eliminated and modified disclosures effective with the financial statements prepared as of March 31, 2019.

12. SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that there were no subsequent events to report through the issuance of these financial statements.

50	www.sevencanyonsadvisors.com

Seven Canyons Advisors	Additional Information

March 31, 2019 (Unaudited)

1. PROXY VOTING POLICIES AND VOTING RECORD

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, (i) by calling the Funds (toll-free) at 1-833-722-6966 or (ii) on the website of the Securities and Exchange Commission (the “SEC”) at http://www.sec.gov.

Information regarding how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling the Funds (toll-free) at 1-833-722-6966 or (ii) on the SEC’s website at http://www.sec.gov.

2. PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC website at http://www.sec.gov.

Semi-Annual Report | March 31, 2019	51

Must be accompanied or preceded by a prospectus.

ALPS Distributors, Inc. is the Distributor of the Funds.

Item 2.	Code of Ethics.

Not applicable to this report.

Item 3.	Audit Committee Financial Expert.

Not applicable to this report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6.	Investments.

(a)	Schedule of Investments is included as part of the Reports to Stockholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K, or this Item.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) within 90 days of this report and have concluded that the registrant’s disclosure controls and procedures were effective as of that date.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-end Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable to this report.

(a)(2)	The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.Cert.

(a)(3)	None.

(a)(4)	Not applicable to this report.

(b)	The certifications by the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.906Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ALPS SERIES TRUST

By:	/s/ Jeremy O. May
Jeremy O. May
President (Principal Executive Officer)

Date:	May 30, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jeremy O. May
Jeremy O. May
President (Principal Executive Officer)

Date:	May 30, 2019

By:	/s/ Kimberly R. Storms
Kimberly R. Storms
Treasurer (Principal Financial Officer)

Date:	May 30, 2019